    As filed with the Securities and Exchange Commission on April 26, 2019

                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 52                            [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 329                                            [X]


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2019 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections" in our marketing materials. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares


MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares

Oppenheimer Main Street Fund(R)/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund -- Class 2 Shares (formerly, Franklin Founding
  Funds Allocation VIP Fund -- Class 2 Shares)

Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.


Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................   7

Fee Tables.................................................  10
   Examples................................................  18

Synopsis...................................................  20

Condensed Financial Information............................  24

The Company................................................  24

Financial Condition of the Company.........................  24

The Separate Account.......................................  25
   The Portfolios..........................................  26
   Subaccounts.............................................  27
   Voting Rights...........................................  35
   Asset Allocation Program................................  35

The Guarantee Account......................................  45

Charges and Other Deductions...............................  46
   Transaction Expenses....................................  46
       Surrender Charge....................................  46
       Exceptions to the Surrender Charge..................  47
   Deductions from the Separate Account....................  47
   Charges for the Living Benefit Rider Options............  47
   Charges for the Death Benefit Rider Options.............  51
   Other Charges...........................................  53

The Contract...............................................  53
   Ownership...............................................  53
   Assignment..............................................  54
   Purchase Payments.......................................  54
   Valuation Day and Valuation Period......................  55
   Allocation of Purchase Payments.........................  55
   Valuation of Accumulation Units.........................  55

Transfers..................................................  56
   Transfers Before the Annuity Commencement Date..........  56
   Transfers from the Guarantee Account to the Subaccounts.  56
   Transfers from the Subaccounts to the Guarantee Account.  57
   Transfers Among the Subaccounts.........................  57
   Telephone/Internet Transactions.........................  58
   Confirmation of Transactions............................  58
   Special Note on Reliability.............................  58
   Transfers by Third Parties..............................  58
   Special Note on Frequent Transfers......................  59
   Dollar Cost Averaging Program...........................  60
   Defined Dollar Cost Averaging Program...................  61
   Portfolio Rebalancing Program...........................  62
   Guarantee Account Interest Sweep Program................  62

Surrenders and Partial Withdrawals.....................................................................    63
   Surrenders and Partial Withdrawals..................................................................    63
   Restrictions on Distributions from Certain Contracts................................................    64
   Systematic Withdrawal Program.......................................................................    64
   Guaranteed Minimum Withdrawal Benefit Rider Options.................................................    65
       Lifetime Income Plus Solution...................................................................    65
       Lifetime Income Plus 2008.......................................................................    78
       Lifetime Income Plus 2007.......................................................................    91
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)..................................................    99
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of
         state insurance department approval)..........................................................   107
       Guaranteed Withdrawal Advantage.................................................................   114
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options.................   118

The Death Benefit (for contracts issued on or after the later of May 1, 2003, or the date of state
  insurance department approval).......................................................................   119
   Distribution Provisions Upon Death of Owner or Joint Owner..........................................   119
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date..............................................................................................   119
   Basic Death Benefit.................................................................................   119
   Annual Step-Up Death Benefit
     Rider Option......................................................................................   120
   5% Rollup Death Benefit Rider Option................................................................   120
   Earnings Protector Death Benefit
     Rider Option......................................................................................   121
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.......   122
   Termination of Death Benefit Rider Options
     When Contract Assigned or Sold....................................................................   122
   How to Claim Proceeds and/or Death Benefit Payments.................................................   122
   Distribution Rules..................................................................................   125

The Death Benefit (for contracts issued prior to May 1, 2003, or prior to the date of state
  insurance department approval).......................................................................   125
   Death Benefit at Death of
      Any Annuitant Before the Annuity Commencement
      Date.............................................................................................   125
   Basic Death Benefit.................................................................................   125
   Death Benefit Rider Options.........................................................................   125
   Optional Death Benefit..............................................................................   126
   Optional
      Enhanced
      Death Benefit....................................................................................   126
   Optional
     Guaranteed
     Minimum Death Benefit.............................................................................   127
   When We
      Calculate the Death Benefit......................................................................   127
   Death of an Owner or Joint Owner Before the Annuity Commencement Date...............................   127
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date.................   130

Income Payments........................................................................................   130
   Income Payments and the Annuity Commencement Date...................................................   130
   Optional Payment Plans..............................................................................   132
   Variable
     Income
     Payments..........................................................................................   133
   Transfers
     After the
     Annuity
     Commencement Date.................................................................................   133
   Guaranteed Income Advantage.........................................................................   133
   Payment
      Protection Rider Options.........................................................................   141
       Payment Optimizer Plus..........................................................................   141
       Principal Protection Advantage..................................................................   151

Tax Matters............................................................................................   157
   Introduction........................................................................................   157
   Taxation of Non-Qualified Contracts.................................................................   157

   Section 1035 Exchanges..........................................................................    160
   Qualified Retirement Plans......................................................................    160
   Federal Income Tax Withholding..................................................................    164
   State Income Tax Withholding....................................................................    165
   Tax Status of the Company.......................................................................    165
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.....................................    165
   Definition of Spouse Under Federal Law..........................................................    165
   Annuity Purchases by Residents of Puerto Rico...................................................    165
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................    165
   Foreign Tax Credits.............................................................................    165
   Changes in the Law..............................................................................    166

Requesting Payments................................................................................    166

Sale of the Contracts..............................................................................    166

Additional Information.............................................................................    168
   Owner Questions.................................................................................    168
   Return Privilege................................................................................    168
   State Regulation................................................................................    168
   Evidence of Death, Age, Gender, Marital Status or Survival......................................    168
   Records and Reports.............................................................................    168
   Other Information...............................................................................    168
   Exemption to File Periodic Reports..............................................................    168
   Unclaimed Property..............................................................................    168
   Cybersecurity...................................................................................    169
   Legal Proceedings...............................................................................    169

Appendix A.........................................................................................    A-1
   Examples of the Available Death Benefits........................................................    A-1

Appendix B.........................................................................................    B-1
   Condensed Financial Information.................................................................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 1 or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments withdrawn or surrendered)                Years Since We Received Percentage of the
                                                   the Purchase Payment    Purchase Payment
                                                                           Withdrawn or
                                                                           Surrendered/1/
                                                   ---------------------------------------------
                                                              0                     6%
                                                              1                     5%
                                                              2                     4%
                                                              3                     2%
                                                          4 or more                 0%
------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
------------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                               1.55%
------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                   0.15%
------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                        1.70%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                 0.50%                       1.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single or Joint Annuitant Contract                1.25%                       2.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single or Joint Annuitant Contract                1.25%                       2.00%
------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                        0.50%                       0.50%
------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                  0.40%                       1.00%
------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                         0.50%                       1.25%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.65%                       1.25%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1,8/
------------------------------------------------------------------------------------------------
                                             Current Charge/9/          Maximum Charge/2,9/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Death Benefit Rider Options/11/ (as a percentage of your Contract
 Value at the time the charge is taken)/12/
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                            0.20%                       0.20%
------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option               0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                            0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                              0.70%                       0.70%
------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------



/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------


/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/8/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Lifetime Income Plus/3/                     1.25%            2.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.50%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.90%            3.90%
---------------------------------------------------------------------------


/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.


/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate Account.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.40%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/3/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/4/                                 2.90%            3.40%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/4/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
--------------------------------------------------
 Mortality and Expense Risk Charge        1.55%
--------------------------------------------------
 Administrative Expense Charge            0.15%
--------------------------------------------------
Optional Benefits/1/
--------------------------------------------------
 Optional Death Benefit Charge           0.10%/2/
--------------------------------------------------
 Optional Enhanced Death Benefit Charge  0.20%/3/
--------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Charge                        0.25%/4/
--------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                2.25%/5/
--------------------------------------------------

/1/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/2/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

/3/This charge is a percentage of your average Contract Value for the prior contract year. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.33%   1.77%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.33% and 1.77%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,172      $2,280      $3,242       $6,707


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $546       $1,828      $3,143       $6,588


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $632       $1,920      $3,242       $6,707


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,106      $2,046      $2,791       $5,489


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $546       $1,666      $2,771       $5,470


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $566       $1,686      $2,791       $5,489


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,059      $1,913      $2,584       $5,145


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $448       $1,483      $2,514       $5,076


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $519       $1,553      $2,584       $5,145


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit, the Optional Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $945       $1,588      $2,066       $4,235


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $350       $1,171      $2,008       $4,174


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $405       $1,228      $2,066       $4,235


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  . a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  . a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The Living Benefit Rider Options. Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective             as applicable)
                         -----------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               total return consistent with
                                                            the Adviser's determination
                                                            of reasonable risk.
                         -----------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Market V.I. Fund -- Class III      growth.
                         Shares
                         -----------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation     BlackRock Advisors, LLC
                         Fund -- Class III Shares           and, secondarily, income.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         -----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In             Investment Objective                 as applicable)
                         ---------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --  The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2   growth of capital.             Advisers, LLC (subadvised by
                                                                                        Threadneedle International Limited)
                         ---------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles      The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1          growth of capital.             Advisers, LLC (subadvised by
                                                                                        Loomis, Sayles & Company, L.P.)
                         ---------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund    To provide a high level of     Eaton Vance Management
TRUST                                                    current income.
                         ---------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond      Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Service Shares                                      Company
                         ---------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --   Seeks capital appreciation.    Federated Equity Management
                         Service Shares                                                 Company of Pennsylvania
                                                                                        (subadvised by Federated Global
                                                                                        Investment Management Corp.)
                         ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --       Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                 growth consistent with         Company (FMR) (subadvised by
                                                         reasonable risk.               Fidelity Investments Money
                                                                                        Management, Inc. (FIMM), FMR
                                                                                        Co., Inc. (FMRC), Fidelity
                                                                                        Research & Analysis Company
                                                                                        (FRAC), Fidelity Management &
                                                                                        Research (U.K.) Inc. (FMR U.K.),
                                                                                        Fidelity International Investment
                                                                                        Advisors (FIIA), Fidelity
                                                                                        International Investment Advisors
                                                                                        (U.K.) Limited (FIIA(U.K.)L), and
                                                                                        Fidelity Investments Japan Limited
                                                                                        (FIJ))
                         ---------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --  Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital             Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                         Appreciation Portfolio --                                      FMR U.K., FIIA, FIIA(U.K.)L, and
                         Service Class 2                                                FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --  Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         potential for capital          FIJ)
                                                         appreciation. The fund's goal
                                                         is to achieve a yield which
                                                         exceeds the composite yield
                                                         on the securities comprising
                                                         the S&P 500(R) Index.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --         Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth & Income             Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Service Class 2    through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         current income and capital     FIJ)
                                                         appreciation.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities        The fund seeks to provide      FMR (subadvised by FMRC, FMR
                         Portfolio -- Service Class 2    capital growth.                U.K., Fidelity Management &
                                                                                        Research (Hong Kong) Limited
                                                                                        (FMR H.K.), and Fidelity
                                                                                        Management & Research (Japan)
                                                                                        Inc. (FMR Japan))
                         ---------------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond       Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                         Portfolio -- Service Class 2    current income as is           FIIA and FIIA(U.K.)L)
                                                         consistent with the
                                                         preservation of capital.
                         ---------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Service Class 2                    capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --  Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Service Class 2                                                   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares             with income as a secondary
PRODUCTS TRUST                                             goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        ----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                     growth. Under normal market
                                                           conditions, the fund invests
                                                           predominantly in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including developing
                                                           markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --               extent consistent with the     L.P.
                        Service Shares/1/                  preservation of capital and
                                                           the maintenance of liquidity
                                                           by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares        growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty Portfolio    A non-diversified              Janus Capital Management LLC
                        -- Service Shares                  portfolio/2/ that seeks
                                                           long-term growth of capital.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment          Massachusetts Financial Services
                        Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio --          objective is to seek capital   Company
                        Service Class Shares               appreciation.
                        ----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative           The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA --                                               (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --      The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                     appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street            The Fund seeks capital         OFI Global Asset Management, Inc.
                        Fund(R)/VA -- Service Shares       appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                as applicable)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --             Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares               consistent with preservation   Company LLC/Research Affiliates,
                                                          of real capital and prudent    LLC
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative        consistent with preservation   Company LLC
                       Class Shares                       of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                   Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                         Investors U.S. LLC)
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
FUNDS, INC.                                               capital appreciation.          Investment Management LLC)
                       -----------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                         Management, L.L.C., Champlain
                                                                                         Investment Partners, LLC,
                                                                                         GlobeFlex Capital, LP, Kennedy
                                                                                         Capital Management, Inc. and
                                                                                         SouthernSun Asset Management,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                          return, composed of current
                                                          income and capital
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                       -----------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.
                       -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                  Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                         Management Incorporated)
                       -----------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In           Investment Objective             as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas      Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares   capital.
                    ------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective                as applicable)
                          -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds, and short-term          Co., Inc. (FMRC), Fidelity
                                                             instruments.                   Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                          -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                     Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective             as applicable)
                    ----------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Value Opportunities  Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                    ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Focus         Seeks long-term capital          BlackRock Advisors, LLC
SERIES FUNDS, INC.  Growth V.I. Fund -- Class III     growth.
                    Shares
                    ----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive  Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                    LLC (subadvised by ClearBridge
                                                                                       Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares            objective is to seek capital   Company
                                                        appreciation.
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap    The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA --                appreciation.                  (subadvised by OppenheimerFunds,
                       Service Shares                                                  Inc.)
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/         Seeks to provide investment    Security Global Investors, LLC
                                                        results that correspond to a   known as Guggenheim Investments
                                                        benchmark for
                                                        over-the-counter securities.
                                                        The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                  consistent with prudent
FUNDS, INC.                                             investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                        Class 1 Shares/2/               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                    Subaccount Investing In                       Investment Objective
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --     Seeks capital appreciation, with
VARIABLE INSURANCE  Class 2 Shares (formerly, Franklin  income as a secondary goal.
PRODUCTS TRUST      Founding Funds Allocation VIP
                    Fund -- Class 2 Shares)
                    ------------------------------------------------------------------------------
                    Franklin Income VIP Fund --         Seeks to maximize income while
                    Class 2 Shares                      maintaining prospects for capital
                                                        appreciation. Under normal market
                                                        conditions, the fund invests in a
                                                        diversified portfolio of debt and equity
                                                        securities.
                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Advisers, Inc. (subadvised
income as a secondary goal.               by Franklin Templeton Institutional
 LLC and Templeton Global Advisors
       Limited)
------------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. Under normal market
conditions, the fund invests in a
diversified portfolio of debt and equity
securities.
------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital

Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.



Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another available Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 19, 2019, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                         Current through July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


            Effective after the close of business on July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1                              Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated High Income Bond Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Kaufmann Fund II -- Service
 Service Class 2                          Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Comstock Fund -- Series II   Service Class 2
 shares                                  Fidelity VIP Value Strategies Portfolio
Invesco V.I. Core Equity Fund -- Series   -- Service Class 2
 I shares                                Janus Henderson Forty Portfolio --
Invesco V.I. Equity and Income Fund --    Service Shares
 Series II shares                        MFS(R) Utilities Series -- Service
Invesco V.I. International Growth Fund    Class Shares
 -- Series II shares                     Oppenheimer Main Street Small Cap
Janus Henderson Balanced Portfolio --     Fund(R)/VA -- Service Shares
 Service Shares                          PIMCO VIT All Asset Portfolio --
MFS(R) Total Return Series -- Service     Advisor Class Shares
 Class Shares                            PIMCO VIT High Yield Portfolio --
Oppenheimer Capital Appreciation          Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Conservative Balanced         Class II Shares
 Fund/VA -- Service Shares               Prudential Jennison 20/20 Focus
Oppenheimer Global Fund/VA -- Service     Portfolio -- Class II Shares
 Shares                                  Prudential Natural Resources Portfolio
Oppenheimer Main Street Fund/VA --        -- Class II Shares
 Service Shares                          State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.20% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.50% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2007


The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus


For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications, the following provision applies:

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Death Benefit, the Optional Enhanced Death Benefit, and the Optional Guaranteed Minimum Death Benefit. We deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the Optional Death Benefit, this charge is equal to 0.10% of the Contract Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract Value at the beginning of the current contract year and your Contract Value on the date of surrender will be used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

The following provisions apply to all contracts:

Other Charges

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate the frequent trading policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/ or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options


We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.


Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series --  Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;


   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,658        200,000     100,000     189,830       200,000       42,709
    68            22,658         11,000         8,724        200,000     100,000     189,830       200,000       18,890
    69             8,724         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,431        200,000     100,000     189,830       200,000       67,000
    68            20,431         11,000         6,408        200,000     100,000     189,830       200,000       56,000
    69             6,408         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series --  Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.


Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.


Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract              0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract               0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142         11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,333        100,000     213,293       213,293       54,856
    67            27,333         11,731        12,389        100,000     213,293       213,293       28,176
    68            12,389         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527         11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,537        100,000     213,293       213,293       76,538
    67            25,537         11,731        10,532        100,000     213,293       213,293       64,807
    68            10,532         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202         12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,208        100,000     179,085       179,085       60,501
    84            37,208         12,536        21,689        100,000     179,085       179,085       38,341
    85            21,689         12,536         6,481        100,000     179,085       179,085       13,066
    86             6,481         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877         12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,372        100,000     179,085       179,085       74,928
    84            33,372         12,536        17,680        100,000     179,085       179,085       62,392
    85            17,680         12,536         2,353        100,000     179,085       179,085       49,856
    86             2,353         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the

Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).


Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.


Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500             --        100,000      17,500
80            --         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,975        100,000      50,000
75        35,975         5,000         30,256        100,000      45,000
76        30,256         5,000         24,651        100,000      40,000
77        24,651         5,000         19,158        100,000      35,000
78        19,158         5,000         13,775        100,000      30,000
79        13,775         5,000          8,499        100,000      25,000
80         8,499         5,000             --        100,000      20,000
81            --         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract
Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -   Protected    Remaining
Beginning of Year End of Year   End of Year       Amount       Amount
-----------------------------------------------------------------------
    $ 100,000       $7,000        $91,000            $100,000 $ 93,000
       91,000        7,000         82,180                       86,000
       82,180        7,000         73,536                       79,000
       73,536        7,000         65,066                       72,000
       65,066        7,000         56,764                       65,000
       56,764        7,000         48,629                       58,000
       48,629        7,000         40,656                       51,000
       40,656        7,000         32,843                       44,000
       32,843        7,000         25,186                       37,000
       25,186        7,000         17,683                       30,000
       17,683        7,000         10,329                       23,000
       10,329        7,000             --                       16,000
           --        7,000             --                        9,000
           --        7,000             --                        2,000
           --        2,000             --                           --
                                               Total Received $100,000
-----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000            $100,000 $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007, and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made.

For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus
(d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner

   (2) primary beneficiary

   (3) contingent beneficiary

   (4) owner's or joint owner's estate

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

THE DEATH BENEFIT

For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following provisions apply:

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Basic Death Benefit

The Basic Death Benefit equals the greater of:

   (a) purchase payments adjusted for any previous withdrawals taken (including any surrender charges and premium taxes assessed); and

   (b) the Contract Value as of the date we receive due proof of death of any Annuitant.

Death Benefit Rider Options

Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s) is terminated, as permitted by the rider option. The Optional Enhanced Death Benefit cannot be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and the Guaranteed Minimum Death Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

   (1) Optional Death Benefit;

   (2) Optional Enhanced Death Benefit;

   (3) Optional Guaranteed Minimum Death Benefit;

   (4) Optional Death Benefit and Optional Enhanced Death Benefit; and

   (5) Optional Guaranteed Minimum Death Benefit and Optional Enhanced Death Benefit.

The combination of the Optional Death Benefit and Optional Guaranteed Minimum Death Benefit is not permitted.

If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

Optional Death Benefit

The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as described below.

The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant; and

   (2) is any purchase payments the owner made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

   (2) is any purchase payments made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal (including applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit or Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the older age of any Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If any Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant (if any owner is a non-natural entity such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the

Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, and 3 may not satisfy minimum required distribution rules.

Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).


Because this contract is no longer offered and sold, Guaranteed Income Advantage is no longer available to purchase under the contract.


Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  936
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,872
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,808
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,743
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,679
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,615
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,551
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,487
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,423
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,359   $ 9,502      $0
 12     9,639      9,359     9,639       0
 13     9,779      9,359     9,779       0
 14     9,921      9,359     9,921       0
 15    10,065      9,359    10,065       0
 16    10,210      9,359    10,210       0
 17    10,358      9,359    10,358       0
 18    10,509      9,359    10,509       0
 19    10,661      9,359    10,661       0
 20    10,815      9,359    10,815       0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,359
  2          0           0       0         100,800          0    105,840     9,359
  3          0           0       0         105,840          0    111,132     9,359
  4          0           0       0         111,132          0    116,689     9,359
  5          0           0       0         116,689          0    122,523     9,359
  6          0           0       0         122,523          0    128,649     9,359
  7          0           0       0         128,649          0    135,082     9,359
  8          0           0       0         135,082          0    141,836     9,359
  9          0           0       0         141,836          0    148,928     9,359
 10          0           0       0         148,928          0    156,374     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,359   $11,983      $0
 12    12,157      9,359    12,157       0
 13    12,333      9,359    12,333       0
 14    12,512      9,359    12,512       0
 15    12,693      9,359    12,693       0
 16    12,877      9,359    12,877       0
 17    13,063      9,359    13,063       0
 18    13,253      9,359    13,253       0
 19    13,445      9,359    13,445       0
 20    13,640      9,359    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Protection Rider Options

Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus, that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income. The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment    Proceeds
Annuity Income Income   Payment   Monthly    Account    (Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year)
------------------------------------------------------------------
   1    $6,517  $543      $583     $583      $  483      $100,000
   2     6,266   522       583      583       1,217        93,000
   3     6,025   502       583      583       2,191        86,000
   4     5,794   483       583      583       3,398        79,000
   5     5,571   464       583      583       4,827        72,000
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754       $95,440      $95,440
   2     7,068  7,560    110,399      1,246        88,880       88,880
   3     7,340  7,560    111,304      1,466        83,320       83,320
   4     7,622  7,560    111,977      1,404        77,760       77,760
   5     7,915  7,560    112,386      1,049        70,200       70,200
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 5% x $100,000 - $7,560 = $95,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 5% x $100,000 - $754 = $103,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399). Beginning in annuity year 4 (contract year 5), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is $77,760, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $30,240 = $77,760) and (ii) the commutation base less the value of the adjustment account ($111,977 - $1,404 = $110,573).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the

Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish a Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.


Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" under the contract ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

Optional Guaranteed Minimum Death Benefit

The purpose of this example is to show how the Optional Guaranteed Minimum Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% gross return (-2.95% net of fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death Benefit charge);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) the contract is not subject to premium taxes then.

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,050    100,000
                2        72         6,000     82,364    100,000
                3        73         6,000     73,934    100,000
                4        74         6,000     65,753    100,000
                5        75         6,000     57,814    100,000
              ----------------------------------------------------

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                6        76        $6,000   $50,108    $100,000
                7        77         6,000    42,630     100,000
                8        78         6,000    35,372     100,000
                9        79         6,000    28,329     100,000
              ----------------------------------------------------

Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:

                            Optional
                           Guaranteed
        Purchase Contract    Minimum
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $10,000  $10,000     $10,000
3/31/17      --   20,000      10,600
3/31/18      --   14,000      11,236
---------------------------------------

Therefore, if a $7,000 withdrawal is taken on March 31, 2018, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the withdrawal ($7,000). This is true only if the Optional Guaranteed Minimum Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.20            $12.09            --     2018
                                                            11.66             13.20            --     2017
                                                            11.40             11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
                                                             8.47              9.14            --     2010
                                                             6.95              8.47            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.93            $13.16           333     2018
                                                            11.19             14.93           414     2017
                                                            11.53             11.19           500     2016
                                                            11.47             11.53           599     2015
                                                            11.18             11.47           695     2014
                                                             9.29             11.18           797     2013
                                                             8.38              9.29           911     2012
                                                            11.18              8.38         1,044     2011
                                                             9.63             11.18         1,495     2010
                                                             6.42              9.63         2,076     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.08            $18.51           339     2018
                                                            17.29             20.08           340     2017
                                                            15.90             17.29           341     2016
                                                            16.02             15.90           342     2015
                                                            14.97             16.02           343     2014
                                                            11.36             14.97           454     2013
                                                             9.90             11.36           595     2012
                                                             9.53              9.90        22,169     2011
                                                             8.63              9.53        25,462     2010
                                                             7.32              8.63        27,646     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.67            $ 8.80            --     2018
                                                             9.53             11.67            --     2017
                                                             9.81              9.53            --     2016
                                                             9.79              9.81            --     2015
                                                            10.69              9.79            --     2014
                                                             8.90             10.69           710     2013
                                                             7.96              8.90           851     2012
                                                            10.09              7.96           526     2011
                                                             9.88             10.09         1,925     2010
                                                             7.51              9.88         1,961     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $24.10            $24.14         3,260     2018
                                                                        18.70             24.10         3,266     2017
                                                                        18.66             18.70         3,273     2016
                                                                        17.19             18.66         3,279     2015
                                                                        15.43             17.19         3,286     2014
                                                                        11.50             15.43            33     2013
                                                                        10.07             11.50            40     2012
                                                                        10.68             10.07            48     2011
                                                                         9.94             10.68            55     2010
                                                                         7.40              9.94         3,653     2009
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.16            $20.48            --     2018
                                                                        16.16             21.16            --     2017
                                                                        15.54             16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12            --     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.96            $16.95            --     2018
                                                                        14.41             17.96            --     2017
                                                                        14.39             14.41            --     2016
                                                                        14.00             14.39            --     2015
                                                                        13.19             14.00            --     2014
                                                                         9.61             13.19            11     2013
                                                                        10.00              9.61            19     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $21.90            $20.60            --     2018
                                                                        17.61             21.90            --     2017
                                                                        17.63             17.61            --     2016
                                                                        17.19             17.63            --     2015
                                                                        16.23             17.19            --     2014
                                                                        11.86             16.23            --     2013
                                                                        10.68             11.86            --     2012
                                                                        11.66             10.68            --     2011
                                                                         9.96             11.66         6,866     2010
                                                                         6.14              9.96         7,455     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $20.74            $17.79            --     2018
                                                                        18.01             20.74            --     2017
                                                                        15.73             18.01            --     2016
                                                                        17.13             15.73           936     2015
                                                                        16.03             17.13           947     2014
                                                                        12.07             16.03         1,040     2013
                                                                        10.37             12.07         1,223     2012
                                                                        10.82             10.37         2,041     2011
                                                                         9.55             10.82         4,484     2010
                                                                         7.60              9.55         4,119     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.92            $15.01           641     2018
                                                                        15.27             16.92           643     2017
                                                                        14.15             15.27           645     2016
                                                                        15.33             14.15           647     2015
                                                                        14.48             15.33           648     2014
                                                                        11.45             14.48           411     2013
                                                                        10.27             11.45           441     2012
                                                                        10.49             10.27           474     2011
                                                                         9.78             10.49           508     2010
                                                                         7.79              9.78           544     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.57            $13.76            --     2018
                                                                               14.35             15.57            --     2017
                                                                               12.77             14.35            --     2016
                                                                               13.39             12.77            --     2015
                                                                               12.57             13.39            --     2014
                                                                               10.28             12.57            --     2013
                                                                                9.35             10.28            --     2012
                                                                                9.67              9.35            --     2011
                                                                                8.82              9.67            --     2010
                                                                                7.35              8.82            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $18.96            $15.74            --     2018
                                                                               15.78             18.96            --     2017
                                                                               16.23             15.78            --     2016
                                                                               17.02             16.23            --     2015
                                                                               17.37             17.02            --     2014
                                                                               14.95             17.37            --     2013
                                                                               13.25             14.95            --     2012
                                                                               14.55             13.25            --     2011
                                                                               13.20             14.55            --     2010
                                                                                9.99             13.20            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.42            $11.38         1,319     2018
                                                                               12.56             14.42         1,319     2017
                                                                               10.88             12.56         2,036     2016
                                                                               12.44             10.88         2,038     2015
                                                                               11.94             12.44         2,186     2014
                                                                                9.15             11.94         4,242     2013
                                                                                7.95              9.15         6,525     2012
                                                                                8.40              7.95         8,740     2011
                                                                                8.03              8.40        10,767     2010
                                                                                5.55              8.03        12,050     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.67            $11.11            --     2018
                                                                               11.50             11.67            --     2017
                                                                               11.25             11.50            --     2016
                                                                               11.79             11.25            --     2015
                                                                               11.65             11.79            --     2014
                                                                               13.01             11.65            --     2013
                                                                               12.37             13.01            --     2012
                                                                               11.31             12.37            --     2011
                                                                               10.99             11.31            --     2010
                                                                               10.19             10.99            --     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.95            $20.05            --     2018
                                                                               19.69             21.95            --     2017
                                                                               16.30             19.69            --     2016
                                                                               17.86             16.30            --     2015
                                                                               17.36             17.86            --     2014
                                                                               12.48             17.36            --     2013
                                                                               11.26             12.48            --     2012
                                                                               11.80             11.26            --     2011
                                                                                9.40             11.80           600     2010
                                                                                7.50              9.40           670     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.28            $17.34            --     2018
                                                                          18.23             19.28            --     2017
                                                                          15.81             18.23            --     2016
                                                                          17.21             15.81            --     2015
                                                                          16.04             17.21            --     2014
                                                                          11.90             16.04            --     2013
                                                                          10.68             11.90            --     2012
                                                                          11.22             10.68            --     2011
                                                                          10.19             11.22            --     2010
                                                                           7.95             10.19         1,852     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.87            $16.17            52     2018
                                                                          16.05             17.87            52     2017
                                                                          15.79             16.05            52     2016
                                                                          16.30             15.79           819     2015
                                                                          16.33             16.30           940     2014
                                                                          14.58             16.33           979     2013
                                                                          13.54             14.58         2,095     2012
                                                                          14.35             13.54         3,645     2011
                                                                          13.36             14.35         5,144     2010
                                                                          11.28             13.36         1,060     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $22.99            $23.13            --     2018
                                                                          18.17             22.99            --     2017
                                                                          17.26             18.17            --     2016
                                                                          17.20             17.26            --     2015
                                                                          15.41             17.20            --     2014
                                                                          11.79             15.41            --     2013
                                                                          10.49             11.79            --     2012
                                                                          10.47             10.49            --     2011
                                                                           9.29             10.47            --     2010
                                                                           7.49              9.29         2,032     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.04            $ 9.80         2,284     2018
                                                                           9.67             12.04         2,365     2017
                                                                          10.00              9.67         2,451     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.55            $12.95            --     2018
                                                                          10.40             13.55            --     2017
                                                                          10.00             10.40         1,122     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.49            $12.22         3,841     2018
                                                                          12.34             12.49         3,850     2017
                                                                          11.57             12.34         3,860     2016
                                                                          11.93             11.57         3,869     2015
                                                                          12.12             11.93         3,998     2014
                                                                          11.92             12.12         1,914     2013
                                                                          11.35             11.92         2,308     2012
                                                                          11.30             11.35         2,759     2011
                                                                          10.58             11.30         3,537     2010
                                                                           7.49             10.58         4,055     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $19.02            $17.98            --     2018
                                                                18.23             19.02            --     2017
                                                                16.26             18.23            --     2016
                                                                17.07             16.26            --     2015
                                                                17.02             17.07            --     2014
                                                                16.29             17.02            --     2013
                                                                14.56             16.29            --     2012
                                                                14.17             14.56            --     2011
                                                                12.66             14.17           273     2010
                                                                 8.48             12.66           637     2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $24.02            $24.35         1,610     2018
                                                                19.17             24.02         1,614     2017
                                                                18.93             19.17         2,252     2016
                                                                18.22             18.93         2,256     2015
                                                                17.00             18.22         2,261     2014
                                                                12.43             17.00         1,774     2013
                                                                10.86             12.43         1,907     2012
                                                                12.82             10.86         2,030     2011
                                                                11.12             12.82         3,519     2010
                                                                 8.80             11.12         7,553     2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.24            $15.00            --     2018
                                                                14.58             16.24            --     2017
                                                                14.48             14.58            --     2016
                                                                14.80             14.48            --     2015
                                                                14.33             14.80           180     2014
                                                                12.69             14.33         1,661     2013
                                                                11.55             12.69         1,903     2012
                                                                12.14             11.55         2,222     2011
                                                                10.88             12.14         2,494     2010
                                                                 8.63             10.88         2,802     2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.32            $16.20            --     2018
                                                                15.24             17.32            --     2017
                                                                14.55             15.24            --     2016
                                                                14.81             14.55         1,886     2015
                                                                13.75             14.81         2,183     2014
                                                                11.77             13.75         2,578     2013
                                                                10.47             11.77         2,682     2012
                                                                11.12             10.47         2,947     2011
                                                                 9.65             11.12         3,208     2010
                                                                 7.12              9.65         3,208     2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $24.94            $22.80           236     2018
                                                                20.95             24.94           293     2017
                                                                19.87             20.95           354     2016
                                                                20.21             19.87           424     2015
                                                                18.49             20.21           492     2014
                                                                14.42             18.49         4,406     2013
                                                                12.68             14.42         5,269     2012
                                                                13.33             12.68         7,045     2011
                                                                11.64             13.33         9,456     2010
                                                                 8.78             11.64        11,969     2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.90            $21.26            --     2018
                                                                         18.94             22.90            --     2017
                                                                         18.84             18.94            --     2016
                                                                         19.05             18.84            --     2015
                                                                         17.59             19.05            --     2014
                                                                         12.99             17.59            --     2013
                                                                         10.86             12.99            --     2012
                                                                         11.41             10.86            --     2011
                                                                          9.87             11.41            --     2010
                                                                          7.43              9.87            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.18            $16.28            92     2018
                                                                         16.48             18.18            92     2017
                                                                         14.30             16.48            92     2016
                                                                         15.26             14.30            93     2015
                                                                         14.37             15.26           208     2014
                                                                         11.48             14.37           468     2013
                                                                         10.02             11.48         1,655     2012
                                                                         10.17             10.02           887     2011
                                                                          9.04             10.17         3,977     2010
                                                                          7.11              9.04         5,072     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.30            $18.04            --     2018
                                                                         17.78             20.30            --     2017
                                                                         15.68             17.78            --     2016
                                                                         16.43             15.68            --     2015
                                                                         15.23             16.43            --     2014
                                                                         11.67             15.23            --     2013
                                                                         10.09             11.67            --     2012
                                                                         10.16             10.09            --     2011
                                                                          9.06             10.16            --     2010
                                                                          7.29              9.06            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $20.89            $22.95            --     2018
                                                                         15.90             20.89            --     2017
                                                                         16.23             15.90            --     2016
                                                                         15.74             16.23            --     2015
                                                                         14.36             15.74            --     2014
                                                                         10.66             14.36            --     2013
                                                                         10.00             10.66            --     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $21.61            $21.06           191     2018
                                                                         16.37             21.61           191     2017
                                                                         16.63             16.37           192     2016
                                                                         15.89             16.63         1,800     2015
                                                                         14.62             15.89         2,157     2014
                                                                         10.98             14.62         2,683     2013
                                                                          9.80             10.98         2,967     2012
                                                                         10.02              9.80         3,417     2011
                                                                          8.26             10.02         3,647     2010
                                                                          6.59              8.26         3,896     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.30            $11.94            --     2018
                                                                         12.08             12.30            --     2017
                                                                         11.81             12.08            --     2016
                                                                         12.16             11.81            --     2015
                                                                         11.76             12.16            --     2014
                                                                         12.27             11.76            --     2013
                                                                         11.87             12.27            --     2012
                                                                         11.33             11.87            --     2011
                                                                         10.76             11.33            --     2010
                                                                          9.52             10.76            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $28.48            $23.76           525     2018
                                                                         24.13             28.48           605     2017
                                                                         22.02             24.13           692     2016
                                                                         22.86             22.02         1,581     2015
                                                                         22.03             22.86         1,850     2014
                                                                         16.56             22.03         2,110     2013
                                                                         14.76             16.56         2,442     2012
                                                                         16.92             14.76         3,268     2011
                                                                         13.44             16.92         3,704     2010
                                                                          9.82             13.44         4,758     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $20.84            $16.83            --     2018
                                                                         17.88             20.84            --     2017
                                                                         16.71             17.88            --     2016
                                                                         17.63             16.71            --     2015
                                                                         16.91             17.63            --     2014
                                                                         13.27             16.91         1,107     2013
                                                                         10.66             13.27         1,280     2012
                                                                         11.97             10.66           740     2011
                                                                          9.68             11.97         1,848     2010
                                                                          6.29              9.68         2,250     2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.66            $11.20            --     2018
                                                                         11.55             12.66            --     2017
                                                                         10.42             11.55            --     2016
                                                                         11.35             10.42            --     2015
                                                                         11.28             11.35            --     2014
                                                                          9.31             11.28            --     2013
                                                                          8.24              9.31            --     2012
                                                                          8.55              8.24            --     2011
                                                                          7.92              8.55            --     2010
                                                                          6.21              7.92            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.92            $15.85            --     2018
                                                                         15.76             16.92            --     2017
                                                                         14.12             15.76            --     2016
                                                                         15.51             14.12            --     2015
                                                                         15.15             15.51            --     2014
                                                                         13.58             15.15           467     2013
                                                                         12.31             13.58           524     2012
                                                                         12.28             12.31            --     2011
                                                                         11.14             12.28            --     2010
                                                                          8.39             11.14           165     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.58            $12.98            --     2018
                                                                         13.74             14.58            --     2017
                                                                         12.09             13.74            --     2016
                                                                         13.00             12.09            --     2015
                                                                         12.39             13.00            --     2014
                                                                          9.87             12.39            --     2013
                                                                          8.82              9.87            --     2012
                                                                          9.11              8.82            --     2011
                                                                          8.37              9.11            --     2010
                                                                          6.78              8.37            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.60            $10.50            --     2018
                                                                        10.86             12.60            --     2017
                                                                        10.12             10.86            --     2016
                                                                        11.05             10.12            --     2015
                                                                        11.62             11.05            --     2014
                                                                         9.07             11.62            --     2013
                                                                         7.65              9.07            --     2012
                                                                         8.40              7.65            --     2011
                                                                         7.99              8.40            --     2010
                                                                         6.23              7.99            --     2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.97            $ 8.91         1,259     2018
                                                                         9.11              8.97         1,260     2017
                                                                         9.30              9.11         6,964     2016
                                                                         9.50              9.30         1,407     2015
                                                                         9.71              9.50         1,580     2014
                                                                         9.91              9.71         1,729     2013
                                                                        10.00              9.91         4,836     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.15            $18.54            --     2018
                                                                        19.45             21.15            --     2017
                                                                        17.50             19.45            --     2016
                                                                        19.69             17.50            --     2015
                                                                        17.71             19.69            --     2014
                                                                        13.61             17.71            --     2013
                                                                        11.74             13.61            --     2012
                                                                        12.81             11.74           503     2011
                                                                        10.47             12.81           618     2010
                                                                         8.03             10.47           933     2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.79            $21.42           714     2018
                                                                        18.84             21.79           715     2017
                                                                        18.44             18.84           717     2016
                                                                        18.76             18.44           718     2015
                                                                        17.71             18.76           720     2014
                                                                        15.10             17.71           812     2013
                                                                        13.60             15.10           961     2012
                                                                        13.71             13.60         1,129     2011
                                                                        12.95             13.71         1,305     2010
                                                                        10.53             12.95         1,491     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.02            $29.89            --     2018
                                                                        23.59             30.02            --     2017
                                                                        23.63             23.59            --     2016
                                                                        21.57             23.63            --     2015
                                                                        20.31             21.57            --     2014
                                                                        15.85             20.31           400     2013
                                                                        13.07             15.85           437     2012
                                                                        14.35             13.07            --     2011
                                                                        13.76             14.35         1,217     2010
                                                                         9.63             13.76         1,479     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $18.84            $15.65            45     2018
                                                                        14.71             18.84            45     2017
                                                                        16.11             14.71            45     2016
                                                                        18.04             16.11            46     2015
                                                                        20.97             18.04            46     2014
                                                                        18.74             20.97            61     2013
                                                                        16.92             18.74            83     2012
                                                                        25.54             16.92           116     2011
                                                                        20.86             25.54         1,003     2010
                                                                        11.90             20.86         1,480     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.60            $20.23            47     2018
                                                                        19.90             22.60            47     2017
                                                                        20.14             19.90            47     2016
                                                                        20.98             20.14            48     2015
                                                                        17.85             20.98            48     2014
                                                                        12.37             17.85            64     2013
                                                                        10.67             12.37            86     2012
                                                                        10.66             10.67           125     2011
                                                                         8.73             10.66         1,895     2010
                                                                         6.65              8.73         3,550     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.48            $15.32            --     2018
                                                                        14.14             16.48            --     2017
                                                                        12.58             14.14            --     2016
                                                                        13.45             12.58            --     2015
                                                                        12.11             13.45            --     2014
                                                                         9.84             12.11            --     2013
                                                                         8.81              9.84            --     2012
                                                                         8.35              8.81            --     2011
                                                                         7.61              8.35            --     2010
                                                                         6.34              7.61            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.73            $10.46            --     2018
                                                                        10.43             11.73            --     2017
                                                                         9.43             10.43            --     2016
                                                                         9.92              9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.49            $20.76            --     2018
                                                                        18.67             22.49            --     2017
                                                                        17.60             18.67            --     2016
                                                                        17.99             17.60            --     2015
                                                                        16.60             17.99            --     2014
                                                                        12.87             16.60            --     2013
                                                                        11.06             12.87            --     2012
                                                                        11.58             11.06            --     2011
                                                                        10.67             11.58            --     2010
                                                                         8.61             10.67            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $22.70            $21.84            --     2018
                                                                        18.35             22.70            --     2017
                                                                        17.23             18.35            --     2016
                                                                        17.98             17.23            --     2015
                                                                        19.86             17.98            --     2014
                                                                        14.36             19.86             5     2013
                                                                        12.14             14.36             8     2012
                                                                        13.85             12.14         2,275     2011
                                                                        10.41             13.85         2,093     2010
                                                                         6.52             10.41         2,705     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.28            $15.00            --     2018
                                                                        14.84             16.28            --     2017
                                                                        13.93             14.84            --     2016
                                                                        14.31             13.93            --     2015
                                                                        13.51             14.31            --     2014
                                                                        11.62             13.51            --     2013
                                                                        10.70             11.62            --     2012
                                                                        10.76             10.70            --     2011
                                                                        10.02             10.76            --     2010
                                                                         8.70             10.02            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $29.54            $29.15            --     2018
                                                                                  26.35             29.54            --     2017
                                                                                  24.19             26.35            --     2016
                                                                                  28.99             24.19            --     2015
                                                                                  26.33             28.99            --     2014
                                                                                  22.37             26.33            --     2013
                                                                                  20.19             22.37            --     2012
                                                                                  19.36             20.19            --     2011
                                                                                  17.42             19.36            --     2010
                                                                                  13.39             17.42            --     2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.58            $12.38            --     2018
                                                                                  10.03             12.58            --     2017
                                                                                   9.68             10.03            --     2016
                                                                                  10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $18.05            $16.62         1,257     2018
                                                                                  14.57             18.05         1,258     2017
                                                                                  15.26             14.57         1,258     2016
                                                                                  15.09             15.26         1,258     2015
                                                                                  13.39             15.09         1,259     2014
                                                                                  10.57             13.39           121     2013
                                                                                   9.48             10.57           241     2012
                                                                                   9.82              9.48           391     2011
                                                                                   9.19              9.82           885     2010
                                                                                   6.51              9.19         1,630     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.99            $11.09            --     2018
                                                                                  11.24             11.99            --     2017
                                                                                  10.94             11.24            --     2016
                                                                                  11.11             10.94            --     2015
                                                                                  10.51             11.11            --     2014
                                                                                   9.51             10.51            --     2013
                                                                                   8.67              9.51            --     2012
                                                                                   8.82              8.67            --     2011
                                                                                   7.99              8.82            --     2010
                                                                                   6.72              7.99            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $20.66            $18.95            --     2018
                                                                                  16.43             20.66            --     2017
                                                                                  16.44             16.43            --     2016
                                                                                  15.79             16.44            --     2015
                                                                                  15.28             15.79            --     2014
                                                                                  11.51             15.28            --     2013
                                                                                  10.12             11.51            --     2012
                                                                                  10.25             10.12            --     2011
                                                                                   8.24             10.25            --     2010
                                                                                   6.36              8.24            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $23.17            $19.64           618     2018
                                                                                  17.36             23.17           618     2017
                                                                                  17.76             17.36           618     2016
                                                                                  17.50             17.76           618     2015
                                                                                  17.51             17.50           618     2014
                                                                                  14.09             17.51            57     2013
                                                                                  11.90             14.09           132     2012
                                                                                  13.28             11.90         8,035     2011
                                                                                  11.73             13.28        11,181     2010
                                                                                   8.60             11.73        12,888     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $20.33            $18.29            --     2018
                                                                              17.80             20.33            --     2017
                                                                              16.34             17.80            --     2016
                                                                              16.19             16.34           902     2015
                                                                              14.98             16.19         1,002     2014
                                                                              11.64             14.98         1,068     2013
                                                                              10.19             11.64         1,119     2012
                                                                              10.45             10.19         1,188     2011
                                                                               9.21             10.45         1,288     2010
                                                                               7.35              9.21         4,967     2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $24.57            $21.51           870     2018
                                                                              22.03             24.57           910     2017
                                                                              19.12             22.03           954     2016
                                                                              20.80             19.12         1,003     2015
                                                                              19.03             20.80         1,051     2014
                                                                              13.82             19.03         1,025     2013
                                                                              12.00             13.82         1,263     2012
                                                                              12.55             12.00           927     2011
                                                                              10.42             12.55         1,107     2010
                                                                               7.78             10.42         1,481     2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.35            $13.28            --     2018
                                                                              12.93             14.35            --     2017
                                                                              11.70             12.93            --     2016
                                                                              13.16             11.70            --     2015
                                                                              13.38             13.16            --     2014
                                                                              13.65             13.38           800     2013
                                                                              12.14             13.65           584     2012
                                                                              12.17             12.14            --     2011
                                                                              11.00             12.17            --     2010
                                                                               9.25             11.00            --     2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.77            $16.94            54     2018
                                                                              17.03             17.77            54     2017
                                                                              15.47             17.03            55     2016
                                                                              16.06             15.47            55     2015
                                                                              15.88             16.06            85     2014
                                                                              15.34             15.88           152     2013
                                                                              13.71             15.34           243     2012
                                                                              13.55             13.71         2,317     2011
                                                                              12.09             13.55         7,636     2010
                                                                               8.80             12.09         8,261     2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.74            $16.95            --     2018
                                                                              16.63             17.74            --     2017
                                                                              16.87             16.63            --     2016
                                                                              17.48             16.87            --     2015
                                                                              14.39             17.48            --     2014
                                                                              16.89             14.39            26     2013
                                                                              16.52             16.89            27     2012
                                                                              13.20             16.52         6,921     2011
                                                                              12.08             13.20        20,734     2010
                                                                              12.91             12.08        21,190     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.36            $11.16            --     2018
                                                                 11.45             11.36            --     2017
                                                                 11.54             11.45            --     2016
                                                                 11.75             11.54            --     2015
                                                                 11.90             11.75            --     2014
                                                                 12.17             11.90            --     2013
                                                                 11.74             12.17           641     2012
                                                                 11.86             11.74            --     2011
                                                                 11.51             11.86            --     2010
                                                                 10.37             11.51            --     2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.47            $14.09           334     2018
                                                                 14.09             14.47           335     2017
                                                                 14.01             14.09           336     2016
                                                                 14.25             14.01           336     2015
                                                                 13.96             14.25           337     2014
                                                                 14.54             13.96         1,256     2013
                                                                 13.55             14.54         1,131     2012
                                                                 13.36             13.55         8,608     2011
                                                                 12.63             13.36        18,971     2010
                                                                 11.31             12.63        19,390     2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $26.06            $24.05            --     2018
                                                                 20.51             26.06            --     2017
                                                                 20.70             20.51            --     2016
                                                                 19.97             20.70            --     2015
                                                                 19.12             19.97            --     2014
                                                                 15.10             19.12            --     2013
                                                                 13.94             15.10            --     2012
                                                                 14.91             13.94            --     2011
                                                                 14.19             14.91            --     2010
                                                                  9.21             14.19            --     2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $26.00            $25.15            --     2018
                                                                 19.51             26.00            --     2017
                                                                 20.19             19.51            --     2016
                                                                 18.57             20.19            --     2015
                                                                 17.31             18.57            --     2014
                                                                 12.90             17.31            --     2013
                                                                 11.38             12.90            --     2012
                                                                 11.64             11.38            --     2011
                                                                 10.67             11.64            --     2010
                                                                  7.64             10.67            --     2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.22            $10.55            --     2018
                                                                 13.57             13.22            --     2017
                                                                 11.10             13.57            --     2016
                                                                 15.94             11.10           238     2015
                                                                 20.30             15.94           275     2014
                                                                 18.90             20.30           287     2013
                                                                 19.88             18.90           299     2012
                                                                 25.18             19.88           328     2011
                                                                 20.18             25.18           328     2010
                                                                 11.68             20.18           328     2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $29.79            $28.63            --     2018
                                                                23.20             29.79            --     2017
                                                                22.36             23.20            --     2016
                                                                21.10             22.36            --     2015
                                                                18.35             21.10            --     2014
                                                                13.92             18.35            --     2013
                                                                12.18             13.92            --     2012
                                                                12.18             12.18            --     2011
                                                                10.50             12.18         4,664     2010
                                                                 7.05             10.50         5,331     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.63            $11.22            --     2018
                                                                11.50             11.63            --     2017
                                                                11.41             11.50            --     2016
                                                                11.70             11.41            --     2015
                                                                11.37             11.70            --     2014
                                                                11.77             11.37            --     2013
                                                                11.38             11.77             1     2012
                                                                10.84             11.38             8     2011
                                                                10.29             10.84           325     2010
                                                                 9.75             10.29           346     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $22.58            $21.51         2,535     2018
                                                                17.97             22.58         2,541     2017
                                                                17.91             17.97         3,196     2016
                                                                17.71             17.91         3,203     2015
                                                                15.86             17.71         3,211     2014
                                                                12.01             15.86         1,630     2013
                                                                10.15             12.01         1,974     2012
                                                                10.32             10.15        23,241     2011
                                                                 9.44             10.32        24,140     2010
                                                                 6.95              9.44        25,718     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $27.67            $25.54           256     2018
                                                                26.71             27.67           318     2017
                                                                25.26             26.71           385     2016
                                                                24.67             25.26           959     2015
                                                                19.11             24.67         1,111     2014
                                                                19.02             19.11         1,294     2013
                                                                16.64             19.02         1,422     2012
                                                                15.47             16.64         1,603     2011
                                                                12.25             15.47         1,977     2010
                                                                 9.22             12.25         3,520     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.01            $20.53         2,774     2018
                                                                18.50             22.01         2,777     2017
                                                                16.93             18.50         2,780     2016
                                                                17.11             16.93         2,783     2015
                                                                15.43             17.11         2,785     2014
                                                                11.94             15.43         1,423     2013
                                                                10.54             11.94         1,656     2012
                                                                10.59             10.54         1,921     2011
                                                                 9.42             10.59         2,155     2010
                                                                 7.62              9.42         3,433     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $24.26            $21.45             --    2018
                                                          21.99             24.26             --    2017
                                                          18.15             21.99             --    2016
                                                          19.33             18.15            611    2015
                                                          19.03             19.33            745    2014
                                                          14.20             19.03          2,579    2013
                                                          12.66             14.20          3,408    2012
                                                          12.54             12.66          7,239    2011
                                                          10.05             12.54          8,095    2010
                                                           7.84             10.05         10,816    2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $15.59            $14.29         76,532    2018
                                                          13.77             15.59         81,554    2017
                                                          13.23             13.77         84,779    2016
                                                          13.67             13.23         89,026    2015
                                                          13.26             13.67        103,900    2014
                                                          11.78             13.26        231,552    2013
                                                          10.69             11.78        276,815    2012
                                                          11.24             10.69        286,354    2011
                                                          10.47             11.24        348,881    2010
                                                           8.85             10.47        400,958    2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.75            $12.57             --    2018
                                                          12.18             13.75             --    2017
                                                          11.73             12.18             --    2016
                                                          12.15             11.73             --    2015
                                                          11.81             12.15             --    2014
                                                          10.52             11.81             --    2013
                                                           9.57             10.52             --    2012
                                                          10.09              9.57             --    2011
                                                           9.42             10.09             --    2010
                                                           7.98              9.42             --    2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $20.35            $19.25             --    2018
                                                          17.34             20.35             --    2017
                                                          16.20             17.34             --    2016
                                                          16.94             16.20             --    2015
                                                          15.34             16.94             --    2014
                                                          11.70             15.34             --    2013
                                                          10.32             11.70             --    2012
                                                          10.86             10.32             --    2011
                                                          10.06             10.86             --    2010
                                                           7.81             10.06             --    2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $24.55            $24.09             --    2018
                                                          18.63             24.55             --    2017
                                                          18.93             18.63             --    2016
                                                          19.08             18.93             --    2015
                                                          18.76             19.08             --    2014
                                                          13.70             18.76             --    2013
                                                          11.62             13.70             --    2012
                                                          12.57             11.62             --    2011
                                                          10.00             12.57             --    2010
--------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.06            $11.95            --     2018
                                                            11.55             13.06            --     2017
                                                            11.30             11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
                                                             8.45              9.11            --     2010
                                                             6.94              8.45            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.12            $15.07            --     2018
                                                            12.84             17.12            --     2017
                                                            13.25             12.84            --     2016
                                                            13.20             13.25            --     2015
                                                            12.87             13.20            --     2014
                                                            10.71             12.87            --     2013
                                                             9.67             10.71            --     2012
                                                            12.91              9.67            --     2011
                                                            11.13             12.91            --     2010
                                                             7.43             11.13            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.60            $18.04            --     2018
                                                            16.89             19.60            --     2017
                                                            15.55             16.89            --     2016
                                                            15.68             15.55            --     2015
                                                            14.67             15.68            --     2014
                                                            11.14             14.67            --     2013
                                                             9.72             11.14            --     2012
                                                             9.37              9.72            --     2011
                                                             8.49              9.37            --     2010
                                                             7.21              8.49            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.35            $ 8.55         1,919     2018
                                                             9.28             11.35         1,858     2017
                                                             9.56              9.28         2,049     2016
                                                             9.55              9.56         2,350     2015
                                                            10.44              9.55         2,744     2014
                                                             8.70             10.44         2,819     2013
                                                             7.79              8.70         3,219     2012
                                                             9.88              7.79        12,175     2011
                                                             9.69              9.88        12,335     2010
                                                             7.37              9.69        12,373     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.20            $25.22            --     2018
                                                            19.57             25.20            --     2017
                                                            19.55             19.57            --     2016
                                                            18.03             19.55            --     2015
                                                            16.20             18.03            --     2014
                                                            12.09             16.20            --     2013
                                                            10.59             12.09            --     2012
                                                            11.25             10.59            --     2011
                                                            10.47             11.25            --     2010
                                                             7.81             10.47            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.91            $20.22            --     2018
                                                                        15.98             20.91            --     2017
                                                                        15.38             15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97            --     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.86            $16.83            --     2018
                                                                        14.34             17.86            --     2017
                                                                        14.34             14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $22.85            $21.47         1,697     2018
                                                                        18.39             22.85         3,301     2017
                                                                        18.43             18.39         3,378     2016
                                                                        17.99             18.43         2,807     2015
                                                                        17.00             17.99         2,138     2014
                                                                        12.44             17.00         2,446     2013
                                                                        11.22             12.44         2,613     2012
                                                                        12.25             11.22         2,802     2011
                                                                        10.48             12.25         2,997     2010
                                                                         6.47             10.48         3,211     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.32            $16.55           987     2018
                                                                        16.80             19.32           998     2017
                                                                        14.68             16.80         1,008     2016
                                                                        16.00             14.68         1,019     2015
                                                                        15.00             16.00         1,106     2014
                                                                        11.31             15.00         1,133     2013
                                                                         9.72             11.31         1,156     2012
                                                                        10.15              9.72         1,191     2011
                                                                         8.97             10.15         3,231     2010
                                                                         7.14              8.97         3,262     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.72            $14.81           674     2018
                                                                        15.11             16.72           722     2017
                                                                        14.01             15.11           746     2016
                                                                        15.20             14.01           843     2015
                                                                        14.37             15.20           862     2014
                                                                        11.37             14.37           967     2013
                                                                        10.21             11.37         1,093     2012
                                                                        10.44             10.21         1,179     2011
                                                                         9.75             10.44         1,347     2010
                                                                         7.77              9.75         1,432     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.40            $13.59            --     2018
                                                                        14.21             15.40            --     2017
                                                                        12.65             14.21            --     2016
                                                                        13.28             12.65            --     2015
                                                                        12.49             13.28            --     2014
                                                                        10.22             12.49            --     2013
                                                                         9.30             10.22            --     2012
                                                                         9.63              9.30            --     2011
                                                                         8.79              9.63            --     2010
                                                                         7.34              8.79            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $18.17            $15.07            98     2018
                                                                               15.14             18.17            98     2017
                                                                               15.59             15.14           105     2016
                                                                               16.36             15.59           111     2015
                                                                               16.72             16.36           116     2014
                                                                               14.40             16.72           121     2013
                                                                               12.77             14.40           125     2012
                                                                               14.04             12.77           134     2011
                                                                               12.75             14.04           917     2010
                                                                                9.66             12.75           934     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.33            $11.30            --     2018
                                                                               12.50             14.33            --     2017
                                                                               10.84             12.50            --     2016
                                                                               12.40             10.84            --     2015
                                                                               11.92             12.40            --     2014
                                                                                9.15             11.92            --     2013
                                                                                7.95              9.15            --     2012
                                                                                8.41              7.95            --     2011
                                                                                8.04              8.41            --     2010
                                                                                5.57              8.04            --     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.52            $10.95            --     2018
                                                                               11.37             11.52            --     2017
                                                                               11.13             11.37            --     2016
                                                                               11.67             11.13            --     2015
                                                                               11.55             11.67            --     2014
                                                                               12.91             11.55            --     2013
                                                                               12.29             12.91            --     2012
                                                                               11.24             12.29            --     2011
                                                                               10.94             11.24            --     2010
                                                                               10.15             10.94            --     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.40            $19.54            --     2018
                                                                               19.22             21.40            --     2017
                                                                               15.93             19.22            --     2016
                                                                               17.47             15.93            29     2015
                                                                               17.00             17.47            29     2014
                                                                               12.23             17.00            29     2013
                                                                               11.04             12.23            29     2012
                                                                               11.59             11.04            29     2011
                                                                                9.24             11.59            29     2010
                                                                                7.38              9.24           133     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.75            $16.85           885     2018
                                                                               17.75             18.75           885     2017
                                                                               15.42             17.75           885     2016
                                                                               16.80             15.42           521     2015
                                                                               15.67             16.80           550     2014
                                                                               11.64             15.67           579     2013
                                                                               10.46             11.64           613     2012
                                                                               11.00             10.46         8,866     2011
                                                                                9.99             11.00         8,906     2010
                                                                                7.81              9.99         8,951     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.64            $15.94         1,628     2018
                                                                          15.86             17.64         1,725     2017
                                                                          15.62             15.86         1,762     2016
                                                                          16.13             15.62         1,454     2015
                                                                          16.19             16.13        13,789     2014
                                                                          14.46             16.19        14,551     2013
                                                                          13.45             14.46        15,062     2012
                                                                          14.27             13.45        16,916     2011
                                                                          13.29             14.27        24,595     2010
                                                                          11.24             13.29        31,115     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $22.46            $22.57            --     2018
                                                                          17.77             22.46            --     2017
                                                                          16.89             17.77            --     2016
                                                                          16.85             16.89            --     2015
                                                                          15.12             16.85            --     2014
                                                                          11.57             15.12            --     2013
                                                                          10.31             11.57            --     2012
                                                                          10.30             10.31            --     2011
                                                                           9.15             10.30            --     2010
                                                                           7.39              9.15            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.02            $ 9.78           645     2018
                                                                           9.66             12.02         5,348     2017
                                                                          10.00              9.66         5,677     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.53            $12.91         3,444     2018
                                                                          10.40             13.53         9,221     2017
                                                                          10.00             10.40         9,653     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.22            $11.94            --     2018
                                                                          12.08             12.22            --     2017
                                                                          11.34             12.08            --     2016
                                                                          11.71             11.34            --     2015
                                                                          11.90             11.71            84     2014
                                                                          11.72             11.90            94     2013
                                                                          11.17             11.72           120     2012
                                                                          11.13             11.17           117     2011
                                                                          10.43             11.13           129     2010
                                                                           7.39             10.43           174     2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $18.19            $17.18            --     2018
                                                                          17.45             18.19            --     2017
                                                                          15.58             17.45            --     2016
                                                                          16.38             15.58            --     2015
                                                                          16.35             16.38            --     2014
                                                                          15.66             16.35            --     2013
                                                                          14.01             15.66            --     2012
                                                                          13.65             14.01         5,490     2011
                                                                          12.21             13.65         5,490     2010
                                                                           8.18             12.21         5,490     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $24.15            $24.46            --     2018
                                                                         19.29             24.15            --     2017
                                                                         19.07             19.29            --     2016
                                                                         18.37             19.07            --     2015
                                                                         17.17             18.37            --     2014
                                                                         12.57             17.17            --     2013
                                                                         10.98             12.57            --     2012
                                                                         12.98             10.98            --     2011
                                                                         11.27             12.98            --     2010
                                                                          8.93             11.27            --     2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $16.14            $14.90            --     2018
                                                                         14.51             16.14            --     2017
                                                                         14.43             14.51            --     2016
                                                                         14.76             14.43            --     2015
                                                                         14.30             14.76            --     2014
                                                                         12.68             14.30            --     2013
                                                                         11.55             12.68            --     2012
                                                                         12.15             11.55            --     2011
                                                                         10.90             12.15            --     2010
                                                                          8.66             10.90            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.12            $16.00           167     2018
                                                                         15.07             17.12           167     2017
                                                                         14.40             15.07            --     2016
                                                                         14.68             14.40            --     2015
                                                                         13.64             14.68            --     2014
                                                                         11.69             13.64            --     2013
                                                                         10.41             11.69            --     2012
                                                                         11.07             10.41            --     2011
                                                                          9.61             11.07            --     2010
                                                                          7.10              9.61            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $23.37            $21.33         2,327     2018
                                                                         19.65             23.37         2,337     2017
                                                                         18.65             19.65         2,343     2016
                                                                         18.99             18.65         1,832     2015
                                                                         17.39             18.99         2,095     2014
                                                                         13.58             17.39         2,214     2013
                                                                         11.95             13.58         3,187     2012
                                                                         12.57             11.95        13,103     2011
                                                                         10.99             12.57        16,484     2010
                                                                          8.30             10.99        17,939     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.96            $24.07            --     2018
                                                                         21.49             25.96            --     2017
                                                                         21.40             21.49            --     2016
                                                                         21.66             21.40            --     2015
                                                                         20.02             21.66            --     2014
                                                                         14.80             20.02            --     2013
                                                                         12.38             14.80            --     2012
                                                                         13.02             12.38            --     2011
                                                                         11.28             13.02            --     2010
                                                                          8.50             11.28            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $17.90            $16.01         2,479     2018
                                                                  16.25             17.90         2,490     2017
                                                                  14.11             16.25         2,497     2016
                                                                  15.07             14.11         2,591     2015
                                                                  14.21             15.07         2,840     2014
                                                                  11.36             14.21         2,976     2013
                                                                   9.93             11.36         3,263     2012
                                                                  10.08              9.93         3,570     2011
                                                                   8.97             10.08         3,791     2010
                                                                   7.06              8.97         3,919     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $20.91            $18.57            --     2018
                                                                  18.34             20.91            --     2017
                                                                  16.19             18.34            --     2016
                                                                  16.98             16.19            --     2015
                                                                  15.75             16.98            --     2014
                                                                  12.09             15.75            --     2013
                                                                  10.45             12.09            15     2012
                                                                  10.55             10.45            --     2011
                                                                   9.41             10.55         2,549     2010
                                                                   7.58              9.41           532     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.76            $22.78            --     2018
                                                                  15.82             20.76            --     2017
                                                                  16.17             15.82            --     2016
                                                                  15.69             16.17            --     2015
                                                                  14.33             15.69            --     2014
                                                                  10.65             14.33            --     2013
                                                                  10.00             10.65            --     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $24.03            $23.40            --     2018
                                                                  18.23             24.03            --     2017
                                                                  18.53             18.23            --     2016
                                                                  17.73             18.53            --     2015
                                                                  16.33             17.73            --     2014
                                                                  12.27             16.33            --     2013
                                                                  10.97             12.27            15     2012
                                                                  11.22             10.97            --     2011
                                                                   9.26             11.22            --     2010
                                                                   7.40              9.26            82     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.80            --     2018
                                                                  11.96             12.16            --     2017
                                                                  11.70             11.96            --     2016
                                                                  12.07             11.70            --     2015
                                                                  11.68             12.07            --     2014
                                                                  12.20             11.68            --     2013
                                                                  11.81             12.20            --     2012
                                                                  11.28             11.81         2,518     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73         9,779     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $25.37            $21.14           695     2018
                                                                  21.52             25.37           697     2017
                                                                  19.66             21.52           699     2016
                                                                  20.43             19.66           702     2015
                                                                  19.71             20.43           813     2014
                                                                  14.83             19.71           824     2013
                                                                  13.24             14.83           850     2012
                                                                  15.18             13.24           849     2011
                                                                  12.07             15.18         1,763     2010
                                                                   8.83             12.07         1,373     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $21.28            $17.17            --     2018
                                                                         18.27             21.28            --     2017
                                                                         17.10             18.27            23     2016
                                                                         18.06             17.10           140     2015
                                                                         17.34             18.06           237     2014
                                                                         13.62             17.34           238     2013
                                                                         10.96             13.62           185     2012
                                                                         12.32             10.96            --     2011
                                                                          9.97             12.32            99     2010
                                                                          6.49              9.97            17     2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07            --     2018
                                                                         11.44             12.53            --     2017
                                                                         10.34             11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21         1,346     2011
                                                                          7.90              8.52         1,422     2010
                                                                          6.20              7.90         1,504     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.70            $15.63         1,683     2018
                                                                         15.57             16.70         1,803     2017
                                                                         13.96             15.57         1,885     2016
                                                                         15.36             13.96         2,061     2015
                                                                         15.01             15.36         2,178     2014
                                                                         13.47             15.01         3,029     2013
                                                                         12.23             13.47         3,391     2012
                                                                         12.21             12.23         3,584     2011
                                                                         11.08             12.21         5,787     2010
                                                                          8.36             11.08         8,133     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81           963     2018
                                                                         13.59             14.41           964     2017
                                                                         11.98             13.59           966     2016
                                                                         12.88             11.98           968     2015
                                                                         12.30             12.88           970     2014
                                                                          9.80             12.30           972     2013
                                                                          8.77              9.80           974     2012
                                                                          9.06              8.77           976     2011
                                                                          8.33              9.06         2,358     2010
                                                                          6.76              8.33         3,472     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.45            $10.37           986     2018
                                                                         10.74             12.45           988     2017
                                                                         10.02             10.74           990     2016
                                                                         10.95             10.02           992     2015
                                                                         11.52             10.95           994     2014
                                                                          9.01             11.52           996     2013
                                                                          7.61              9.01           998     2012
                                                                          8.36              7.61         1,000     2011
                                                                          7.96              8.36         2,383     2010
                                                                          6.21              7.96         2,385     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.92            $ 8.85            53     2018
                                                                         9.07              8.92            59     2017
                                                                         9.27              9.07            53     2016
                                                                         9.48              9.27            57     2015
                                                                         9.69              9.48            58     2014
                                                                         9.91              9.69            62     2013
                                                                        10.00              9.91            53     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.88            $18.28            --     2018
                                                                        19.22             20.88            --     2017
                                                                        17.31             19.22            --     2016
                                                                        19.50             17.31            --     2015
                                                                        17.56             19.50            --     2014
                                                                        13.51             17.56            --     2013
                                                                        11.66             13.51            13     2012
                                                                        12.73             11.66            --     2011
                                                                        10.42             12.73            --     2010
                                                                         8.00             10.42            72     2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.37            $20.99           717     2018
                                                                        18.50             21.37           717     2017
                                                                        18.13             18.50           717     2016
                                                                        18.46             18.13           717     2015
                                                                        17.44             18.46           717     2014
                                                                        14.88             17.44           717     2013
                                                                        13.42             14.88           732     2012
                                                                        13.54             13.42           732     2011
                                                                        12.81             13.54           732     2010
                                                                        10.43             12.81           732     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $27.56            $27.41            41     2018
                                                                        21.67             27.56            52     2017
                                                                        21.74             21.67            81     2016
                                                                        19.86             21.74           201     2015
                                                                        18.72             19.86           306     2014
                                                                        14.62             18.72           318     2013
                                                                        12.07             14.62           320     2012
                                                                        13.26             12.07           181     2011
                                                                        12.74             13.26           212     2010
                                                                         8.92             12.74           803     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $24.28            $21.71           763     2018
                                                                        21.40             24.28           763     2017
                                                                        21.68             21.40           763     2016
                                                                        22.60             21.68           487     2015
                                                                        19.25             22.60           514     2014
                                                                        13.35             19.25           541     2013
                                                                        11.53             13.35           573     2012
                                                                        11.54             11.53         1,681     2011
                                                                         9.46             11.54         1,778     2010
                                                                         7.21              9.46         1,886     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.30            $15.14            --     2018
                                                                        14.00             16.30            --     2017
                                                                        12.47             14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
                                                                         7.59              8.32            --     2010
                                                                         6.33              7.59            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.69            $10.42           715     2018
                                                                        10.41             11.69           774     2017
                                                                         9.42             10.41           809     2016
                                                                         9.92              9.42           938     2015
                                                                        10.00              9.92           989     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.01            $20.29            --     2018
                                                                        18.29             22.01            --     2017
                                                                        17.27             18.29            --     2016
                                                                        17.66             17.27            --     2015
                                                                        16.31             17.66            --     2014
                                                                        12.66             16.31            --     2013
                                                                        10.89             12.66            --     2012
                                                                        11.41             10.89            --     2011
                                                                        10.53             11.41            --     2010
                                                                         8.50             10.53            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $27.01            $25.96            --     2018
                                                                        21.86             27.01            --     2017
                                                                        20.54             21.86            --     2016
                                                                        21.47             20.54            --     2015
                                                                        23.73             21.47            --     2014
                                                                        17.18             23.73            --     2013
                                                                        14.53             17.18            --     2012
                                                                        16.60             14.53            --     2011
                                                                        12.48             16.60            --     2010
                                                                         7.84             12.48            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.07            $14.79         2,212     2018
                                                                        14.67             16.07         2,216     2017
                                                                        13.78             14.67         2,219     2016
                                                                        14.17             13.78         2,223     2015
                                                                        13.39             14.17         2,226     2014
                                                                        11.53             13.39         2,230     2013
                                                                        10.63             11.53         2,233     2012
                                                                        10.70             10.63         2,237     2011
                                                                         9.98             10.70         2,240     2010
                                                                         8.66              9.98         2,244     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.27            $23.92         1,308     2018
                                                                        21.67             24.27         1,309     2017
                                                                        19.92             21.67         1,310     2016
                                                                        23.89             19.92         1,043     2015
                                                                        21.72             23.89         1,072     2014
                                                                        18.48             21.72         1,100     2013
                                                                        16.69             18.48         1,133     2012
                                                                        16.02             16.69         3,145     2011
                                                                        14.43             16.02         2,035     2010
                                                                        11.11             14.43         1,252     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.54            $12.34            --     2018
                                                                                  10.01             12.54            --     2017
                                                                                   9.67             10.01            --     2016
                                                                                  10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $18.55            $17.06            --     2018
                                                                                  14.99             18.55            --     2017
                                                                                  15.71             14.99            --     2016
                                                                                  15.56             15.71            --     2015
                                                                                  13.82             15.56            --     2014
                                                                                  10.91             13.82            --     2013
                                                                                   9.81             10.91            --     2012
                                                                                  10.17              9.81            --     2011
                                                                                   9.52             10.17            --     2010
                                                                                   6.76              9.52            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.16            $10.31            --     2018
                                                                                  10.47             11.16            --     2017
                                                                                  10.20             10.47            --     2016
                                                                                  10.37             10.20            --     2015
                                                                                   9.82             10.37            --     2014
                                                                                   8.90              9.82           829     2013
                                                                                   8.11              8.90         1,168     2012
                                                                                   8.26              8.11         1,543     2011
                                                                                   7.50              8.26         1,929     2010
                                                                                   6.31              7.50         2,340     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $19.41            $17.78            --     2018
                                                                                  15.45             19.41            --     2017
                                                                                  15.47             15.45            --     2016
                                                                                  14.88             15.47            --     2015
                                                                                  14.41             14.88            --     2014
                                                                                  10.87             14.41            --     2013
                                                                                   9.57             10.87            --     2012
                                                                                   9.70              9.57            --     2011
                                                                                   7.80              9.70            --     2010
                                                                                   6.03              7.80            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $22.13            $18.74            --     2018
                                                                                  16.60             22.13            --     2017
                                                                                  16.99             16.60            --     2016
                                                                                  16.76             16.99            30     2015
                                                                                  16.79             16.76           108     2014
                                                                                  13.52             16.79           108     2013
                                                                                  11.43             13.52           830     2012
                                                                                  12.78             11.43           831     2011
                                                                                  11.29             12.78           831     2010
                                                                                   8.28             11.29         1,873     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $20.42            $18.35            --     2018
                                                                                  17.90             20.42         1,704     2017
                                                                                  16.44             17.90         1,787     2016
                                                                                  16.31             16.44         1,880     2015
                                                                                  15.10             16.31         1,066     2014
                                                                                  11.75             15.10         1,322     2013
                                                                                  10.30             11.75         2,217     2012
                                                                                  10.57             10.30         2,331     2011
                                                                                   9.33             10.57         2,449     2010
                                                                                   7.45              9.33         2,576     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $24.19            $21.16            32     2018
                                                                              21.71             24.19            37     2017
                                                                              18.87             21.71            63     2016
                                                                              20.54             18.87           217     2015
                                                                              18.81             20.54           349     2014
                                                                              13.68             18.81           405     2013
                                                                              11.89             13.68           504     2012
                                                                              12.45             11.89           503     2011
                                                                              10.34             12.45         1,714     2010
                                                                               7.73             10.34         1,113     2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.17            $13.10            --     2018
                                                                              12.78             14.17            --     2017
                                                                              11.57             12.78            16     2016
                                                                              13.03             11.57            95     2015
                                                                              13.26             13.03           296     2014
                                                                              13.54             13.26           294     2013
                                                                              12.06             13.54           231     2012
                                                                              12.10             12.06           127     2011
                                                                              10.95             12.10           128     2010
                                                                               9.22             10.95           129     2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.91            $16.10            --     2018
                                                                              16.22             16.91            --     2017
                                                                              14.75             16.22            --     2016
                                                                              15.33             14.75            --     2015
                                                                              15.17             15.33            --     2014
                                                                              14.67             15.17            --     2013
                                                                              13.13             14.67            --     2012
                                                                              12.99             13.13         2,294     2011
                                                                              11.60             12.99           909     2010
                                                                               8.46             11.60            --     2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.60            $15.85            --     2018
                                                                              15.58             16.60            --     2017
                                                                              15.82             15.58         5,669     2016
                                                                              16.41             15.82            --     2015
                                                                              13.53             16.41            --     2014
                                                                              15.89             13.53            --     2013
                                                                              15.56             15.89            --     2012
                                                                              12.44             15.56            --     2011
                                                                              11.40             12.44            --     2010
                                                                              12.19             11.40         1,045     2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.22            $11.01            --     2018
                                                                              11.32             11.22            --     2017
                                                                              11.41             11.32            --     2016
                                                                              11.63             11.41            --     2015
                                                                              11.79             11.63            --     2014
                                                                              12.07             11.79            --     2013
                                                                              11.66             12.07           114     2012
                                                                              11.79             11.66           259     2011
                                                                              11.45             11.79           127     2010
                                                                              10.33             11.45            --     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.01            $13.62         3,958     2018
                                                                 13.65             14.01         7,639     2017
                                                                 13.59             13.65         7,832     2016
                                                                 13.83             13.59         8,190     2015
                                                                 13.57             13.83        12,308     2014
                                                                 14.15             13.57        13,103     2013
                                                                 13.20             14.15        14,586     2012
                                                                 13.03             13.20        17,388     2011
                                                                 12.32             13.03        18,237     2010
                                                                 11.05             12.32        18,785     2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $24.38            $22.47            38     2018
                                                                 19.21             24.38            45     2017
                                                                 19.40             19.21            50     2016
                                                                 18.74             19.40            56     2015
                                                                 17.96             18.74            62     2014
                                                                 14.19             17.96            69     2013
                                                                 13.12             14.19            75     2012
                                                                 14.05             13.12            76     2011
                                                                 13.38             14.05            90     2010
                                                                  8.69             13.38           259     2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $26.76            $25.86            --     2018
                                                                 20.10             26.76            --     2017
                                                                 20.82             20.10            --     2016
                                                                 19.17             20.82            --     2015
                                                                 17.89             19.17            --     2014
                                                                 13.34             17.89            --     2013
                                                                 11.79             13.34            --     2012
                                                                 12.06             11.79            --     2011
                                                                 11.07             12.06            --     2010
                                                                  7.94             11.07            --     2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.05            $10.41         1,234     2018
                                                                 13.41             13.05         1,238     2017
                                                                 10.98             13.41         1,234     2016
                                                                 15.79             10.98           740     2015
                                                                 20.13             15.79           754     2014
                                                                 18.75             20.13           773     2013
                                                                 19.75             18.75           796     2012
                                                                 25.04             19.75         1,034     2011
                                                                 20.08             25.04         2,001     2010
                                                                 11.64             20.08         2,048     2009
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $32.25            $30.97            --     2018
                                                                 25.15             32.25            --     2017
                                                                 24.26             25.15            --     2016
                                                                 22.92             24.26            --     2015
                                                                 19.95             22.92            --     2014
                                                                 15.15             19.95            --     2013
                                                                 13.27             15.15            --     2012
                                                                 13.28             13.27            --     2011
                                                                 11.46             13.28            --     2010
                                                                  7.71             11.46            --     2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.49            $11.08            --     2018
                                                                11.38             11.49            --     2017
                                                                11.30             11.38            --     2016
                                                                11.60             11.30            --     2015
                                                                11.28             11.60            86     2014
                                                                11.70             11.28            96     2013
                                                                11.31             11.70           107     2012
                                                                10.79             11.31           119     2011
                                                                10.26             10.79           131     2010
                                                                 9.72             10.26           145     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.38            $22.26            --     2018
                                                                18.63             23.38            --     2017
                                                                18.59             18.63            --     2016
                                                                18.40             18.59            --     2015
                                                                16.49             18.40            --     2014
                                                                12.50             16.49            --     2013
                                                                10.58             12.50            --     2012
                                                                10.76             10.58            --     2011
                                                                 9.86             10.76            --     2010
                                                                 7.27              9.86            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $22.71            $20.94            --     2018
                                                                21.94             22.71         1,484     2017
                                                                20.77             21.94         1,556     2016
                                                                20.31             20.77         1,668     2015
                                                                15.74             20.31         1,157     2014
                                                                15.69             15.74         1,418     2013
                                                                13.74             15.69         1,540     2012
                                                                12.78             13.74         1,650     2011
                                                                10.14             12.78         1,777     2010
                                                                 7.63             10.14         2,061     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.84            $20.35           906     2018
                                                                18.38             21.84           914     2017
                                                                16.83             18.38           918     2016
                                                                17.03             16.83           592     2015
                                                                15.37             17.03           745     2014
                                                                11.91             15.37           788     2013
                                                                10.53             11.91           829     2012
                                                                10.58             10.53           883     2011
                                                                 9.42             10.58           941     2010
                                                                 7.63              9.42         1,000     2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $23.41            $20.67            --     2018
                                                                21.24             23.41         1,574     2017
                                                                17.54             21.24         1,651     2016
                                                                18.71             17.54         1,736     2015
                                                                18.44             18.71         1,059     2014
                                                                13.77             18.44         1,304     2013
                                                                12.29             13.77         1,402     2012
                                                                12.19             12.29         1,510     2011
                                                                 9.77             12.19         1,624     2010
                                                                 7.64              9.77         1,746     2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $15.51            $14.21         947,672   2018
                                                       13.72             15.51         610,493   2017
                                                       13.19             13.72         519,865   2016
                                                       13.64             13.19         476,370   2015
                                                       13.25             13.64         692,616   2014
                                                       11.78             13.25         786,993   2013
                                                       10.71             11.78         825,894   2012
                                                       11.27             10.71         840,927   2011
                                                       10.51             11.27       1,135,955   2010
                                                        8.89             10.51       1,408,012   2009
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $13.59            $12.41         725,105   2018
                                                       12.05             13.59       1,329,424   2017
                                                       11.62             12.05       1,490,640   2016
                                                       12.04             11.62       2,017,816   2015
                                                       11.72             12.04       2,068,968   2014
                                                       10.45             11.72       2,330,521   2013
                                                        9.52             10.45       2,366,101   2012
                                                       10.04              9.52       2,480,310   2011
                                                        9.39             10.04       2,481,828   2010
                                                        7.96              9.39       2,450,805   2009
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $20.35            $19.23              --   2018
                                                       17.35             20.35              --   2017
                                                       16.23             17.35              --   2016
                                                       16.99             16.23              --   2015
                                                       15.40             16.99              --   2014
                                                       11.76             15.40              --   2013
                                                       10.39             11.76              --   2012
                                                       10.94             10.39              --   2011
                                                       10.14             10.94              --   2010
                                                        7.88             10.14              --   2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.36            $23.89              --   2018
                                                       18.50             24.36              --   2017
                                                       18.82             18.50              --   2016
                                                       18.99             18.82              --   2015
                                                       18.69             18.99              --   2014
                                                       13.66             18.69              --   2013
                                                       11.61             13.66              --   2012
                                                       12.56             11.61              --   2011
                                                       10.00             12.56              --   2010
-----------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.06            $11.95            --     2018
                                                            11.55             13.06            --     2017
                                                            11.30             11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
                                                             8.45              9.11            --     2010
                                                             6.94              8.45            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.42            $14.46            --     2018
                                                            12.32             16.42            --     2017
                                                            12.71             12.32            --     2016
                                                            12.66             12.71            --     2015
                                                            12.35             12.66            --     2014
                                                            10.27             12.35            --     2013
                                                             9.28             10.27            --     2012
                                                            12.38              9.28            --     2011
                                                            10.68             12.38            --     2010
                                                             7.13             10.68            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.40            $18.78         5,531     2018
                                                            17.59             20.40         5,731     2017
                                                            16.19             17.59         6,330     2016
                                                            16.32             16.19         8,027     2015
                                                            15.27             16.32         8,549     2014
                                                            11.60             15.27        10,725     2013
                                                            10.12             11.60        11,148     2012
                                                             9.75             10.12        11,947     2011
                                                             8.84              9.75        18,148     2010
                                                             7.51              8.84        23,411     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.52            $ 8.68        13,665     2018
                                                             9.41             11.52        13,949     2017
                                                             9.70              9.41        24,296     2016
                                                             9.69              9.70        20,855     2015
                                                            10.59              9.69        20,826     2014
                                                             8.82             10.59        19,309     2013
                                                             7.90              8.82        27,061     2012
                                                            10.03              7.90        28,755     2011
                                                             9.83             10.03        27,929     2010
                                                             7.48              9.83        34,105     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.08            $25.09           391     2018
                                                            19.47             25.08           448     2017
                                                            19.45             19.47           548     2016
                                                            17.94             19.45           561     2015
                                                            16.11             17.94           661     2014
                                                            12.03             16.11           753     2013
                                                            10.54             12.03           913     2012
                                                            11.19             10.54           734     2011
                                                            10.42             11.19           963     2010
                                                             7.77             10.42         1,569     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.91            $20.22            --     2018
                                                                        15.98             20.91            --     2017
                                                                        15.38             15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97         1,786     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.86            $16.83            --     2018
                                                                        14.34             17.86            --     2017
                                                                        14.34             14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $22.77            $21.40            --     2018
                                                                        18.33             22.77            --     2017
                                                                        18.37             18.33            --     2016
                                                                        17.93             18.37            --     2015
                                                                        16.95             17.93            --     2014
                                                                        12.40             16.95            --     2013
                                                                        11.18             12.40            --     2012
                                                                        12.21             11.18            --     2011
                                                                        10.44             12.21            --     2010
                                                                         6.45             10.44            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.17            $18.14         4,332     2018
                                                                        18.41             21.17         5,505     2017
                                                                        16.09             18.41        12,173     2016
                                                                        17.54             16.09         8,478     2015
                                                                        16.43             17.54         8,426     2014
                                                                        12.39             16.43        10,751     2013
                                                                        10.65             12.39        16,754     2012
                                                                        11.12             10.65        19,387     2011
                                                                         9.83             11.12        21,767     2010
                                                                         7.83              9.83        31,678     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.72            $14.81        13,532     2018
                                                                        15.11             16.72         9,348     2017
                                                                        14.01             15.11        10,735     2016
                                                                        15.20             14.01         1,752     2015
                                                                        14.37             15.20         1,835     2014
                                                                        11.37             14.37         2,082     2013
                                                                        10.21             11.37         2,510     2012
                                                                        10.44             10.21         2,789     2011
                                                                         9.75             10.44         3,021     2010
                                                                         7.77              9.75         6,325     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.40            $13.59            --     2018
                                                                               14.21             15.40            --     2017
                                                                               12.65             14.21            --     2016
                                                                               13.28             12.65            --     2015
                                                                               12.49             13.28            --     2014
                                                                               10.22             12.49            --     2013
                                                                                9.30             10.22            --     2012
                                                                                9.63              9.30            --     2011
                                                                                8.79              9.63            --     2010
                                                                                7.34              8.79            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $18.71            $15.51         5,083     2018
                                                                               15.59             18.71         5,011     2017
                                                                               16.05             15.59         4,588     2016
                                                                               16.85             16.05         7,973     2015
                                                                               17.21             16.85         5,979     2014
                                                                               14.82             17.21         6,350     2013
                                                                               13.15             14.82         7,248     2012
                                                                               14.46             13.15         9,387     2011
                                                                               13.13             14.46        10,106     2010
                                                                                9.95             13.13        14,922     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.68            $11.58         2,486     2018
                                                                               12.80             14.68         2,384     2017
                                                                               11.10             12.80         2,920     2016
                                                                               12.71             11.10         3,637     2015
                                                                               12.21             12.71         3,619     2014
                                                                                9.37             12.21         3,900     2013
                                                                                8.14              9.37         4,746     2012
                                                                                8.62              8.14         7,039     2011
                                                                                8.24              8.62         7,409     2010
                                                                                5.70              8.24         8,232     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.52            $10.95         7,129     2018
                                                                               11.37             11.52         7,202     2017
                                                                               11.13             11.37         8,043     2016
                                                                               11.67             11.13         4,584     2015
                                                                               11.55             11.67        10,263     2014
                                                                               12.91             11.55        11,172     2013
                                                                               12.29             12.91        10,276     2012
                                                                               11.24             12.29        11,387     2011
                                                                               10.94             11.24        15,651     2010
                                                                               10.15             10.94        23,115     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.64            $19.76         1,506     2018
                                                                               19.44             21.64         1,515     2017
                                                                               16.11             19.44         1,668     2016
                                                                               17.67             16.11         2,371     2015
                                                                               17.19             17.67         2,307     2014
                                                                               12.37             17.19         2,822     2013
                                                                               11.17             12.37         3,531     2012
                                                                               11.72             11.17         4,125     2011
                                                                                9.34             11.72         4,279     2010
                                                                                7.46              9.34         6,468     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.01            $17.08         3,598     2018
                                                                          17.99             19.01         3,239     2017
                                                                          15.63             17.99         5,558     2016
                                                                          17.03             15.63         1,449     2015
                                                                          15.88             17.03         1,383     2014
                                                                          11.80             15.88         1,458     2013
                                                                          10.60             11.80         2,266     2012
                                                                          11.15             10.60         3,084     2011
                                                                          10.13             11.15         3,382     2010
                                                                           7.91             10.13        15,321     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.64            $15.94         5,175     2018
                                                                          15.86             17.64         5,962     2017
                                                                          15.62             15.86         6,699     2016
                                                                          16.13             15.62         7,563     2015
                                                                          16.19             16.13         8,301     2014
                                                                          14.46             16.19         9,946     2013
                                                                          13.45             14.46        15,670     2012
                                                                          14.27             13.45        28,505     2011
                                                                          13.29             14.27        38,956     2010
                                                                          11.24             13.29        41,333     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $22.67            $22.79            --     2018
                                                                          17.94             22.67            --     2017
                                                                          17.05             17.94            --     2016
                                                                          17.01             17.05            --     2015
                                                                          15.26             17.01            --     2014
                                                                          11.68             15.26            --     2013
                                                                          10.40             11.68            --     2012
                                                                          10.40             10.40            --     2011
                                                                           9.24             10.40            --     2010
                                                                           7.46              9.24            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.02            $ 9.78        20,403     2018
                                                                           9.66             12.02        19,684     2017
                                                                          10.00              9.66        26,601     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.53            $12.91        10,114     2018
                                                                          10.40             13.53        13,313     2017
                                                                          10.00             10.40        11,721     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.32            $12.04         6,142     2018
                                                                          12.18             12.32         2,404     2017
                                                                          11.43             12.18         2,762     2016
                                                                          11.80             11.43         2,935     2015
                                                                          12.00             11.80         5,052     2014
                                                                          11.82             12.00         5,695     2013
                                                                          11.26             11.82         4,790     2012
                                                                          11.22             11.26           451     2011
                                                                          10.52             11.22           477     2010
                                                                           7.45             10.52         5,559     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $18.67            $17.63         1,492     2018
                                                                17.91             18.67         1,590     2017
                                                                15.99             17.91         1,562     2016
                                                                16.81             15.99         2,139     2015
                                                                16.78             16.81         2,158     2014
                                                                16.07             16.78         2,415     2013
                                                                14.38             16.07         2,035     2012
                                                                14.01             14.38         2,733     2011
                                                                12.53             14.01         4,075     2010
                                                                 8.40             12.53         5,625     2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $24.57            $24.89           128     2018
                                                                19.63             24.57           574     2017
                                                                19.41             19.63           647     2016
                                                                18.70             19.41           658     2015
                                                                17.47             18.70         1,102     2014
                                                                12.79             17.47         1,152     2013
                                                                11.18             12.79         1,404     2012
                                                                13.21             11.18         6,850     2011
                                                                11.47             13.21         7,446     2010
                                                                 9.08             11.47         5,114     2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.01            $14.78        19,846     2018
                                                                14.39             16.01        24,724     2017
                                                                14.31             14.39        46,630     2016
                                                                14.64             14.31        55,174     2015
                                                                14.18             14.64        59,571     2014
                                                                12.57             14.18        55,728     2013
                                                                11.46             12.57        58,548     2012
                                                                12.05             11.46        59,543     2011
                                                                10.81             12.05        58,676     2010
                                                                 8.59             10.81        68,949     2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.12            $16.00         4,483     2018
                                                                15.07             17.12         4,811     2017
                                                                14.40             15.07         5,452     2016
                                                                14.68             14.40         6,140     2015
                                                                13.64             14.68         6,967     2014
                                                                11.69             13.64         7,922     2013
                                                                10.41             11.69        13,554     2012
                                                                11.07             10.41        26,500     2011
                                                                 9.61             11.07        36,988     2010
                                                                 7.10              9.61        41,180     2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $24.98            $22.81         2,585     2018
                                                                21.01             24.98         5,099     2017
                                                                19.94             21.01        17,368     2016
                                                                20.30             19.94        24,569     2015
                                                                18.59             20.30        25,089     2014
                                                                14.52             18.59        28,650     2013
                                                                12.78             14.52        33,727     2012
                                                                13.44             12.78        15,111     2011
                                                                11.75             13.44        15,127     2010
                                                                 8.87             11.75         2,658     2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.47            $23.62            --     2018
                                                                         21.08             25.47            --     2017
                                                                         21.00             21.08            --     2016
                                                                         21.25             21.00            --     2015
                                                                         19.64             21.25            --     2014
                                                                         14.52             19.64            --     2013
                                                                         12.15             14.52            --     2012
                                                                         12.77             12.15            --     2011
                                                                         11.07             12.77            --     2010
                                                                          8.34             11.07            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.62            $16.65        10,360     2018
                                                                         16.90             18.62        10,907     2017
                                                                         14.68             16.90        10,386     2016
                                                                         15.67             14.68        17,718     2015
                                                                         14.77             15.67        17,473     2014
                                                                         11.82             14.77        20,828     2013
                                                                         10.32             11.82        25,199     2012
                                                                         10.48             10.32        16,187     2011
                                                                          9.33             10.48        21,632     2010
                                                                          7.34              9.33        29,953     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.96            $18.61            --     2018
                                                                         18.37             20.96            --     2017
                                                                         16.22             18.37            --     2016
                                                                         17.02             16.22            --     2015
                                                                         15.79             17.02            --     2014
                                                                         12.11             15.79            --     2013
                                                                         10.48             12.11            --     2012
                                                                         10.57             10.48            --     2011
                                                                          9.43             10.57            --     2010
                                                                          7.59              9.43            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $20.76            $22.78           293     2018
                                                                         15.82             20.76         1,019     2017
                                                                         16.17             15.82         1,242     2016
                                                                         15.69             16.17         6,029     2015
                                                                         14.33             15.69         2,418     2014
                                                                         10.65             14.33         2,980     2013
                                                                         10.00             10.65         4,178     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $23.19            $22.58           858     2018
                                                                         17.59             23.19         1,094     2017
                                                                         17.88             17.59         2,104     2016
                                                                         17.11             17.88         2,101     2015
                                                                         15.76             17.11         2,346     2014
                                                                         11.85             15.76         2,614     2013
                                                                         10.59             11.85         3,514     2012
                                                                         10.83             10.59         5,246     2011
                                                                          8.94             10.83         6,895     2010
                                                                          7.14              8.94        10,576     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.16            $11.80        13,305     2018
                                                                         11.96             12.16        19,464     2017
                                                                         11.70             11.96        21,932     2016
                                                                         12.07             11.70        19,555     2015
                                                                         11.68             12.07        13,819     2014
                                                                         12.20             11.68        16,724     2013
                                                                         11.81             12.20        18,065     2012
                                                                         11.28             11.81            --     2011
                                                                         10.73             11.28            --     2010
                                                                          9.50             10.73            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $29.56            $24.64          5,783    2018
                                                                         25.07             29.56          5,612    2017
                                                                         22.91             25.07          7,427    2016
                                                                         23.81             22.91          7,867    2015
                                                                         22.96             23.81          9,861    2014
                                                                         17.28             22.96         11,156    2013
                                                                         15.42             17.28         14,876    2012
                                                                         17.69             15.42         11,066    2011
                                                                         14.07             17.69         11,747    2010
                                                                         10.29             14.07         17,968    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $20.55            $16.58             --    2018
                                                                         17.65             20.55             --    2017
                                                                         16.51             17.65             --    2016
                                                                         17.44             16.51             --    2015
                                                                         16.74             17.44             --    2014
                                                                         13.15             16.74             --    2013
                                                                         10.58             13.15             --    2012
                                                                         11.89             10.58             --    2011
                                                                          9.63             11.89             --    2010
                                                                          6.26              9.63             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07             --    2018
                                                                         11.44             12.53             --    2017
                                                                         10.34             11.44             --    2016
                                                                         11.27             10.34             --    2015
                                                                         11.20             11.27         11,748    2014
                                                                          9.26             11.20         12,629    2013
                                                                          8.21              9.26         14,121    2012
                                                                          8.52              8.21         15,559    2011
                                                                          7.90              8.52             --    2010
                                                                          6.20              7.90             --    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.70            $15.63         33,549    2018
                                                                         15.57             16.70         35,889    2017
                                                                         13.96             15.57         44,538    2016
                                                                         15.36             13.96         49,950    2015
                                                                         15.01             15.36         67,769    2014
                                                                         13.47             15.01        110,548    2013
                                                                         12.23             13.47        132,249    2012
                                                                         12.21             12.23        178,963    2011
                                                                         11.08             12.21        231,103    2010
                                                                          8.36             11.08        314,531    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81            329    2018
                                                                         13.59             14.41          1,060    2017
                                                                         11.98             13.59          1,039    2016
                                                                         12.88             11.98          1,156    2015
                                                                         12.30             12.88          1,688    2014
                                                                          9.80             12.30          1,733    2013
                                                                          8.77              9.80          1,935    2012
                                                                          9.06              8.77          9,078    2011
                                                                          8.33              9.06         11,034    2010
                                                                          6.76              8.33         17,460    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.45            $10.37             --    2018
                                                                        10.74             12.45             --    2017
                                                                        10.02             10.74             --    2016
                                                                        10.95             10.02             --    2015
                                                                        11.52             10.95             --    2014
                                                                         9.01             11.52             --    2013
                                                                         7.61              9.01             --    2012
                                                                         8.36              7.61             --    2011
                                                                         7.96              8.36             --    2010
                                                                         6.21              7.96             --    2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.92            $ 8.85         29,195    2018
                                                                         9.07              8.92         34,258    2017
                                                                         9.27              9.07         36,561    2016
                                                                         9.48              9.27         51,915    2015
                                                                         9.69              9.48         40,351    2014
                                                                         9.91              9.69         42,812    2013
                                                                        10.00              9.91         43,495    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.88            $18.28          2,425    2018
                                                                        19.22             20.88          2,989    2017
                                                                        17.31             19.22          3,170    2016
                                                                        19.50             17.31          3,966    2015
                                                                        17.56             19.50          3,916    2014
                                                                        13.51             17.56          4,530    2013
                                                                        11.66             13.51          5,940    2012
                                                                        12.73             11.66          8,366    2011
                                                                        10.42             12.73          8,889    2010
                                                                         8.00             10.42         13,970    2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.15            $21.75         32,263    2018
                                                                        19.17             22.15         38,044    2017
                                                                        18.79             19.17         43,497    2016
                                                                        19.13             18.79         35,763    2015
                                                                        18.07             19.13         40,735    2014
                                                                        15.42             18.07         46,310    2013
                                                                        13.91             15.42         55,060    2012
                                                                        14.03             13.91         77,421    2011
                                                                        13.27             14.03         97,869    2010
                                                                        10.81             13.27        135,841    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.88            $29.72            108    2018
                                                                        23.50             29.88            349    2017
                                                                        23.57             23.50          2,383    2016
                                                                        21.53             23.57          2,394    2015
                                                                        20.29             21.53          2,677    2014
                                                                        15.85             20.29          3,186    2013
                                                                        13.09             15.85          4,245    2012
                                                                        14.38             13.09          4,096    2011
                                                                        13.81             14.38          4,702    2010
                                                                         9.67             13.81         12,691    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.24            $15.96            --     2018
                                                                        15.04             19.24            --     2017
                                                                        16.48             15.04            --     2016
                                                                        18.48             16.48            --     2015
                                                                        21.49             18.48            --     2014
                                                                        19.23             21.49            --     2013
                                                                        17.37             19.23            --     2012
                                                                        26.25             17.37            --     2011
                                                                        21.47             26.25            --     2010
                                                                        12.26             21.47            --     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.55            $21.06         3,046     2018
                                                                        20.76             23.55         3,118     2017
                                                                        21.03             20.76         3,347     2016
                                                                        21.93             21.03         3,860     2015
                                                                        18.67             21.93         3,959     2014
                                                                        12.96             18.67         5,476     2013
                                                                        11.18             12.96         6,950     2012
                                                                        11.19             11.18        10,566     2011
                                                                         9.18             11.19        13,901     2010
                                                                         6.99              9.18        19,557     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.30            $15.14           158     2018
                                                                        14.00             16.30           169     2017
                                                                        12.47             14.00           618     2016
                                                                        13.34             12.47           676     2015
                                                                        12.02             13.34           671     2014
                                                                         9.78             12.02         1,521     2013
                                                                         8.77              9.78         1,633     2012
                                                                         8.32              8.77         1,695     2011
                                                                         7.59              8.32         3,281     2010
                                                                         6.33              7.59         3,310     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.69            $10.42            --     2018
                                                                        10.41             11.69            --     2017
                                                                         9.42             10.41            --     2016
                                                                         9.92              9.42         1,341     2015
                                                                        10.00              9.92         1,431     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $23.28            $21.46            --     2018
                                                                        19.34             23.28            --     2017
                                                                        18.26             19.34            --     2016
                                                                        18.68             18.26            --     2015
                                                                        17.25             18.68            --     2014
                                                                        13.39             17.25            --     2013
                                                                        11.52             13.39            --     2012
                                                                        12.07             11.52            --     2011
                                                                        11.13             12.07            --     2010
                                                                         8.99             11.13            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $24.49            $23.54           131     2018
                                                                        19.82             24.49           299     2017
                                                                        18.63             19.82           447     2016
                                                                        19.46             18.63           500     2015
                                                                        21.51             19.46           519     2014
                                                                        15.58             21.51           793     2013
                                                                        13.17             15.58         1,387     2012
                                                                        15.05             13.17         1,658     2011
                                                                        11.32             15.05         1,722     2010
                                                                         7.10             11.32         7,203     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $16.07            $14.79        14,908     2018
                                                                                  14.67             16.07        17,234     2017
                                                                                  13.78             14.67        18,837     2016
                                                                                  14.17             13.78        20,653     2015
                                                                                  13.39             14.17        22,519     2014
                                                                                  11.53             13.39        28,494     2013
                                                                                  10.63             11.53        31,576     2012
                                                                                  10.70             10.63        33,007     2011
                                                                                   9.98             10.70        39,935     2010
                                                                                   8.66              9.98        47,028     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.05            $29.62            --     2018
                                                                                  26.84             30.05            --     2017
                                                                                  24.67             26.84            --     2016
                                                                                  29.59             24.67            --     2015
                                                                                  26.90             29.59            --     2014
                                                                                  22.88             26.90            --     2013
                                                                                  20.66             22.88            --     2012
                                                                                  19.84             20.66            --     2011
                                                                                  17.87             19.84            --     2010
                                                                                  13.75             17.87            --     2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.54            $12.34            --     2018
                                                                                  10.01             12.54            --     2017
                                                                                   9.67             10.01            --     2016
                                                                                  10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $18.71            $17.20            --     2018
                                                                                  15.12             18.71            --     2017
                                                                                  15.84             15.12            --     2016
                                                                                  15.69             15.84            --     2015
                                                                                  13.93             15.69            --     2014
                                                                                  11.01             13.93            --     2013
                                                                                   9.89             11.01            --     2012
                                                                                  10.25              9.89            --     2011
                                                                                   9.60             10.25            --     2010
                                                                                   6.81              9.60            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.82            $10.92        13,524     2018
                                                                                  11.10             11.82        18,810     2017
                                                                                  10.81             11.10        29,251     2016
                                                                                  10.99             10.81        31,996     2015
                                                                                  10.40             10.99        35,354     2014
                                                                                   9.43             10.40        33,106     2013
                                                                                   8.60              9.43        42,189     2012
                                                                                   8.76              8.60        44,353     2011
                                                                                   7.95              8.76        54,295     2010
                                                                                   6.68              7.95        74,367     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $20.48            $18.76            --     2018
                                                                                  16.30             20.48            --     2017
                                                                                  16.33             16.30            --     2016
                                                                                  15.70             16.33            --     2015
                                                                                  15.21             15.70            --     2014
                                                                                  11.47             15.21            --     2013
                                                                                  10.09             11.47            --     2012
                                                                                  10.24             10.09            --     2011
                                                                                   8.23             10.24            --     2010
                                                                                   6.36              8.23            --     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $23.94            $20.27         1,570     2018
                                                                          17.95             23.94         2,859     2017
                                                                          18.39             17.95         3,296     2016
                                                                          18.13             18.39         4,089     2015
                                                                          18.17             18.13         4,212     2014
                                                                          14.63             18.17         3,857     2013
                                                                          12.37             14.63         4,910     2012
                                                                          13.82             12.37         6,190     2011
                                                                          12.22             13.82         7,043     2010
                                                                           8.96             12.22         7,128     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $20.95            $18.83        10,470     2018
                                                                          18.36             20.95         9,125     2017
                                                                          16.87             18.36        11,238     2016
                                                                          16.73             16.87         8,536     2015
                                                                          15.49             16.73         9,939     2014
                                                                          12.05             15.49        11,636     2013
                                                                          10.57             12.05        14,829     2012
                                                                          10.84             10.57        29,082     2011
                                                                           9.57             10.84        35,990     2010
                                                                           7.64              9.57        21,169     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $25.88            $22.64         3,085     2018
                                                                          23.23             25.88         4,541     2017
                                                                          20.18             23.23         5,614     2016
                                                                          21.98             20.18         7,488     2015
                                                                          20.13             21.98         7,679     2014
                                                                          14.63             20.13        10,537     2013
                                                                          12.72             14.63        14,664     2012
                                                                          13.32             12.72        19,264     2011
                                                                          11.07             13.32        22,532     2010
                                                                           8.27             11.07        14,054     2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $14.17            $13.10            --     2018
                                                                          12.78             14.17            --     2017
                                                                          11.57             12.78            --     2016
                                                                          13.03             11.57            --     2015
                                                                          13.26             13.03            --     2014
                                                                          13.54             13.26            --     2013
                                                                          12.06             13.54            --     2012
                                                                          12.10             12.06            --     2011
                                                                          10.95             12.10            --     2010
                                                                           9.22             10.95            --     2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $17.74            $16.89         5,670     2018
                                                                          17.01             17.74         5,936     2017
                                                                          15.47             17.01         6,923     2016
                                                                          16.08             15.47        10,811     2015
                                                                          15.91             16.08         9,100     2014
                                                                          15.39             15.91         8,930     2013
                                                                          13.77             15.39         9,647     2012
                                                                          13.62             13.77        12,656     2011
                                                                          12.17             13.62        15,799     2010
                                                                           8.87             12.17        18,746     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.07            $17.25         3,751     2018
                                                                              16.96             18.07         2,899     2017
                                                                              17.22             16.96         3,385     2016
                                                                              17.86             17.22         1,544     2015
                                                                              14.72             17.86         1,720     2014
                                                                              17.30             14.72         2,166     2013
                                                                              16.93             17.30         1,777     2012
                                                                              13.54             16.93         1,854     2011
                                                                              12.41             13.54         2,526     2010
                                                                              13.27             12.41         7,449     2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.22            $11.01        22,576     2018
                                                                              11.32             11.22        30,268     2017
                                                                              11.41             11.32        30,175     2016
                                                                              11.63             11.41        36,573     2015
                                                                              11.79             11.63        49,900     2014
                                                                              12.07             11.79        52,241     2013
                                                                              11.66             12.07        51,045     2012
                                                                              11.79             11.66        52,566     2011
                                                                              11.45             11.79        63,389     2010
                                                                              10.33             11.45        85,792     2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.47            $14.08        29,898     2018
                                                                              14.10             14.47        36,444     2017
                                                                              14.04             14.10        42,086     2016
                                                                              14.29             14.04        44,102     2015
                                                                              14.02             14.29        38,735     2014
                                                                              14.62             14.02        44,821     2013
                                                                              13.64             14.62        43,670     2012
                                                                              13.46             13.64        55,321     2011
                                                                              12.73             13.46        74,047     2010
                                                                              11.42             12.73        90,310     2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $26.66            $24.58            --     2018
                                                                              21.01             26.66            --     2017
                                                                              21.22             21.01            --     2016
                                                                              20.50             21.22            --     2015
                                                                              19.64             20.50            --     2014
                                                                              15.52             19.64            --     2013
                                                                              14.35             15.52            --     2012
                                                                              15.37             14.35            --     2011
                                                                              14.63             15.37            --     2010
                                                                               9.51             14.63            --     2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $27.04            $26.13           933     2018
                                                                              20.31             27.04         1,031     2017
                                                                              21.04             20.31         1,324     2016
                                                                              19.37             21.04         1,359     2015
                                                                              18.08             19.37         1,612     2014
                                                                              13.48             18.08         2,253     2013
                                                                              11.91             13.48         3,304     2012
                                                                              12.19             11.91         3,752     2011
                                                                              11.18             12.19         4,174     2010
                                                                               8.02             11.18         4,443     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $13.05            $10.41         5,585     2018
                                                                13.41             13.05         3,296     2017
                                                                10.98             13.41         2,371     2016
                                                                15.79             10.98         1,507     2015
                                                                20.13             15.79           997     2014
                                                                18.75             20.13           896     2013
                                                                19.75             18.75         1,036     2012
                                                                25.04             19.75           132     2011
                                                                20.08             25.04           109     2010
                                                                11.64             20.08         1,460     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $31.70            $30.43            --     2018
                                                                24.72             31.70            --     2017
                                                                23.84             24.72            --     2016
                                                                22.52             23.84            --     2015
                                                                19.61             22.52            --     2014
                                                                14.89             19.61            --     2013
                                                                13.04             14.89            --     2012
                                                                13.05             13.04            --     2011
                                                                11.26             13.05            --     2010
                                                                 7.58             11.26            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.69            $11.27         3,278     2018
                                                                11.58             11.69         3,500     2017
                                                                11.49             11.58         3,458     2016
                                                                11.80             11.49         3,647     2015
                                                                11.48             11.80         3,737     2014
                                                                11.90             11.48         3,727     2013
                                                                11.51             11.90         3,305     2012
                                                                10.98             11.51         2,735     2011
                                                                10.44             10.98         3,568     2010
                                                                 9.89             10.44         9,066     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.01            $21.90            --     2018
                                                                18.33             23.01            --     2017
                                                                18.29             18.33            --     2016
                                                                18.11             18.29            --     2015
                                                                16.23             18.11            --     2014
                                                                12.30             16.23            --     2013
                                                                10.41             12.30            --     2012
                                                                10.59             10.41            --     2011
                                                                 9.70             10.59            --     2010
                                                                 7.15              9.70            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $30.03            $27.69         1,019     2018
                                                                29.01             30.03         1,021     2017
                                                                27.46             29.01         1,204     2016
                                                                26.85             27.46         1,263     2015
                                                                20.82             26.85         1,256     2014
                                                                20.74             20.82         2,613     2013
                                                                18.16             20.74         1,097     2012
                                                                16.90             18.16         1,283     2011
                                                                13.40             16.90         1,795     2010
                                                                10.09             13.40         2,168     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $22.63            $21.09              --   2018
                                                          19.05             22.63              --   2017
                                                          17.45             19.05              --   2016
                                                          17.65             17.45              --   2015
                                                          15.93             17.65              --   2014
                                                          12.34             15.93              --   2013
                                                          10.91             12.34              --   2012
                                                          10.97             10.91              --   2011
                                                           9.76             10.97              --   2010
                                                           7.90              9.76              --   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $24.55            $21.68           2,054   2018
                                                          22.27             24.55           2,120   2017
                                                          18.40             22.27           2,255   2016
                                                          19.62             18.40           2,870   2015
                                                          19.33             19.62           3,006   2014
                                                          14.44             19.33           3,177   2013
                                                          12.89             14.44           4,049   2012
                                                          12.78             12.89           4,239   2011
                                                          10.25             12.78           6,792   2010
                                                           8.01             10.25          10,542   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $15.80            $14.47         237,296   2018
                                                          13.97             15.80         287,699   2017
                                                          13.43             13.97         309,549   2016
                                                          13.89             13.43         364,727   2015
                                                          13.49             13.89         458,020   2014
                                                          12.00             13.49         603,766   2013
                                                          10.90             12.00         682,279   2012
                                                          11.47             10.90         811,047   2011
                                                          10.70             11.47       1,140,029   2010
                                                           9.06             10.70       1,418,433   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.59            $12.41          35,622   2018
                                                          12.05             13.59          39,958   2017
                                                          11.62             12.05          45,164   2016
                                                          12.04             11.62          49,483   2015
                                                          11.72             12.04          71,016   2014
                                                          10.45             11.72         126,653   2013
                                                           9.52             10.45         144,531   2012
                                                          10.04              9.52         167,936   2011
                                                           9.39             10.04         229,649   2010
                                                           7.96              9.39         307,282   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $20.71            $19.57              --   2018
                                                          17.66             20.71              --   2017
                                                          16.52             17.66              --   2016
                                                          17.29             16.52              --   2015
                                                          15.68             17.29              --   2014
                                                          11.97             15.68              --   2013
                                                          10.57             11.97              --   2012
                                                          11.13             10.57              --   2011
                                                          10.32             11.13              --   2010
                                                           8.02             10.32              --   2009
--------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.36            $23.89          --       2018
                                                       18.50             24.36          --       2017
                                                       18.82             18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.72            $11.61            --     2018
                                                            11.27             12.72         2,685     2017
                                                            11.06             11.27         2,709     2016
                                                            11.20             11.06         2,709     2015
                                                            10.72             11.20            --     2014
                                                             9.45             10.72            --     2013
                                                             8.54              9.45            --     2012
                                                             9.03              8.54            --     2011
                                                             8.40              9.03            --     2010
                                                             6.92              8.40            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.74            $12.07            --     2018
                                                            10.33             13.74            --     2017
                                                            10.69             10.33            --     2016
                                                            10.67             10.69            --     2015
                                                            10.44             10.67            --     2014
                                                             8.71             10.44            --     2013
                                                             7.88              8.71            --     2012
                                                            10.55              7.88            --     2011
                                                             9.12             10.55            --     2010
                                                             6.10              9.12            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.27            $15.86            --     2018
                                                            14.93             17.27            --     2017
                                                            13.78             14.93            --     2016
                                                            13.93             13.78            --     2015
                                                            13.06             13.93            --     2014
                                                             9.95             13.06            --     2013
                                                             8.70              9.95            --     2012
                                                             8.41              8.70            --     2011
                                                             7.64              8.41            --     2010
                                                             6.51              7.64            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.86            $ 5.91        22,669     2018
                                                             6.44              7.86        22,137     2017
                                                             6.66              6.44        64,600     2016
                                                             6.67              6.66        48,453     2015
                                                             7.30              6.67        44,791     2014
                                                             6.10              7.30        31,481     2013
                                                             5.48              6.10        61,017     2012
                                                             6.97              5.48        56,805     2011
                                                             6.85              6.97        49,797     2010
                                                             5.23              6.85        54,500     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.19            $20.15            --     2018
                                                            15.72             20.19            --     2017
                                                            15.74             15.72            --     2016
                                                            14.56             15.74            --     2015
                                                            13.11             14.56            --     2014
                                                             9.81             13.11            --     2013
                                                             8.62              9.81            --     2012
                                                             9.18              8.62            --     2011
                                                             8.56              9.18            --     2010
                                                             6.40              8.56            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.29            $19.57             --    2018
                                                                        15.55             20.29             --    2017
                                                                        15.01             15.55             --    2016
                                                                        15.62             15.01             --    2015
                                                                        16.36             15.62          9,775    2014
                                                                        11.54             16.36             --    2013
                                                                        10.31             11.54             --    2012
                                                                        10.14             10.31             --    2011
                                                                         7.61             10.14             --    2010
                                                                         5.52              7.61             --    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.60            $16.55             --    2018
                                                                        14.17             17.60             --    2017
                                                                        14.20             14.17             --    2016
                                                                        13.86             14.20             --    2015
                                                                        13.11             13.86             --    2014
                                                                         9.59             13.11             --    2013
                                                                        10.00              9.59             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.59            $17.43             --    2018
                                                                        15.00             18.59             --    2017
                                                                        15.07             15.00             --    2016
                                                                        14.75             15.07             --    2015
                                                                        13.98             14.75             --    2014
                                                                        10.25             13.98             --    2013
                                                                         9.27             10.25             --    2012
                                                                        10.15              9.27             --    2011
                                                                         8.70             10.15             --    2010
                                                                         5.39              8.70             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.16            $14.67             --    2018
                                                                        14.96             17.16             --    2017
                                                                        13.11             14.96         23,633    2016
                                                                        14.33             13.11             --    2015
                                                                        13.46             14.33             --    2014
                                                                        10.17             13.46             --    2013
                                                                         8.77             10.17             --    2012
                                                                         9.18              8.77             --    2011
                                                                         8.14              9.18             81    2010
                                                                         6.50              8.14            584    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.23            $14.34         40,398    2018
                                                                        14.70             16.23         35,536    2017
                                                                        13.66             14.70         36,207    2016
                                                                        14.87             13.66             --    2015
                                                                        14.09             14.87             --    2014
                                                                        11.18             14.09             --    2013
                                                                        10.06             11.18             --    2012
                                                                        10.32             10.06             --    2011
                                                                         9.66             10.32             --    2010
                                                                         7.71              9.66             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.98            $13.19         20,474    2018
                                                                        13.86             14.98         21,720    2017
                                                                        12.38             13.86         23,537    2016
                                                                        13.02             12.38         26,388    2015
                                                                        12.27             13.02         25,592    2014
                                                                        10.08             12.27         28,349    2013
                                                                         9.19             10.08         44,021    2012
                                                                         9.54              9.19         88,775    2011
                                                                         8.73              9.54         94,403    2010
                                                                         7.31              8.73        101,514    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.04            $10.79        16,724     2018
                                                                               10.89             13.04        17,817     2017
                                                                               11.24             10.89        11,007     2016
                                                                               11.84             11.24        28,591     2015
                                                                               12.12             11.84        19,121     2014
                                                                               10.47             12.12        18,981     2013
                                                                                9.31             10.47        21,057     2012
                                                                               10.26              9.31        16,812     2011
                                                                                9.34             10.26        16,897     2010
                                                                                7.10              9.34        28,917     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.32            $ 9.69            --     2018
                                                                               10.77             12.32            --     2017
                                                                                9.37             10.77            --     2016
                                                                               10.75              9.37            --     2015
                                                                               10.35             10.75            --     2014
                                                                                7.96             10.35            --     2013
                                                                                6.94              7.96            --     2012
                                                                                7.36              6.94            --     2011
                                                                                7.06              7.36            --     2010
                                                                                4.90              7.06            --     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.52            $10.92        20,580     2018
                                                                               11.39             11.52        20,078     2017
                                                                               11.18             11.39        21,101     2016
                                                                               11.75             11.18         5,745     2015
                                                                               11.66             11.75        31,950     2014
                                                                               13.06             11.66        31,919     2013
                                                                               12.47             13.06        27,812     2012
                                                                               11.44             12.47        31,183     2011
                                                                               11.16             11.44        37,412     2010
                                                                               10.38             11.16        60,892     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.85            $14.43            --     2018
                                                                               14.27             15.85            --     2017
                                                                               11.85             14.27            --     2016
                                                                               13.04             11.85            --     2015
                                                                               12.72             13.04            --     2014
                                                                                9.18             12.72            --     2013
                                                                                8.30              9.18            --     2012
                                                                                8.74              8.30            --     2011
                                                                                6.98              8.74            --     2010
                                                                                5.59              6.98            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.86            $14.22         9,407     2018
                                                                               15.05             15.86        10,879     2017
                                                                               13.11             15.05        19,510     2016
                                                                               14.32             13.11            --     2015
                                                                               13.39             14.32            --     2014
                                                                                9.97             13.39            --     2013
                                                                                8.98              9.97            --     2012
                                                                                9.47              8.98            --     2011
                                                                                8.63              9.47            --     2010
                                                                                6.76              8.63            --     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.26            $12.85        140,311    2018
                                                                          12.85             14.26        151,003    2017
                                                                          12.69             12.85        181,711    2016
                                                                          13.14             12.69        197,280    2015
                                                                          13.22             13.14        263,268    2014
                                                                          11.84             13.22        274,790    2013
                                                                          11.04             11.84        298,834    2012
                                                                          11.74             11.04        343,816    2011
                                                                          10.97             11.74        431,545    2010
                                                                           9.30             10.97        450,236    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.13            $18.17             --    2018
                                                                          14.38             18.13             --    2017
                                                                          13.70             14.38             --    2016
                                                                          13.70             13.70             --    2015
                                                                          12.33             13.70             --    2014
                                                                           9.46             12.33             --    2013
                                                                           8.45              9.46             --    2012
                                                                           8.46              8.45             --    2011
                                                                           7.54              8.46             --    2010
                                                                           6.10              7.54             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.97            $ 9.71             --    2018
                                                                           9.64             11.97             --    2017
                                                                          10.00              9.64             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.47            $12.82         10,462    2018
                                                                          10.38             13.47         21,258    2017
                                                                          10.00             10.38             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.60            $11.30         19,692    2018
                                                                          11.49             11.60          9,916    2017
                                                                          10.81             11.49         10,392    2016
                                                                          11.20             10.81         11,880    2015
                                                                          11.41             11.20         26,911    2014
                                                                          11.26             11.41         26,217    2013
                                                                          10.76             11.26         19,441    2012
                                                                          10.76             10.76             --    2011
                                                                          10.10             10.76             55    2010
                                                                           7.18             10.10         17,045    2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.61            $15.64             --    2018
                                                                          15.97             16.61             --    2017
                                                                          14.30             15.97             --    2016
                                                                          15.07             14.30             --    2015
                                                                          15.08             15.07             --    2014
                                                                          14.48             15.08             --    2013
                                                                          12.99             14.48             --    2012
                                                                          12.69             12.99             --    2011
                                                                          11.37             12.69             --    2010
                                                                           7.65             11.37             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.16            $18.35            --     2018
                                                                         14.55             18.16            --     2017
                                                                         14.42             14.55            --     2016
                                                                         13.92             14.42            --     2015
                                                                         13.04             13.92            --     2014
                                                                          9.57             13.04            --     2013
                                                                          8.39              9.57            --     2012
                                                                          9.94              8.39        27,942     2011
                                                                          8.65              9.94        26,088     2010
                                                                          6.87              8.65        19,948     2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.61            $15.48        23,718     2018
                                                                         14.67             16.61        25,710     2017
                                                                         14.05             14.67        30,661     2016
                                                                         14.35             14.05        32,873     2015
                                                                         13.37             14.35        25,610     2014
                                                                         11.49             13.37        23,498     2013
                                                                         10.26             11.49        24,764     2012
                                                                         10.94             10.26        79,560     2011
                                                                          9.52             10.94        39,426     2010
                                                                          7.06              9.52        44,688     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.98            $16.38         8,256     2018
                                                                         15.16             17.98        15,975     2017
                                                                         14.43             15.16        11,683     2016
                                                                         14.73             14.43        53,418     2015
                                                                         13.52             14.73        61,604     2014
                                                                         10.58             13.52        73,371     2013
                                                                          9.34             10.58        89,747     2012
                                                                          9.85              9.34            --     2011
                                                                          8.64              9.85            76     2010
                                                                          6.54              8.64         1,019     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.00            $16.65            --     2018
                                                                         14.94             18.00            --     2017
                                                                         14.92             14.94            --     2016
                                                                         15.14             14.92            --     2015
                                                                         14.02             15.14            --     2014
                                                                         10.40             14.02            --     2013
                                                                          8.72             10.40            --     2012
                                                                          9.19              8.72            --     2011
                                                                          7.99              9.19            --     2010
                                                                          6.03              7.99            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.96            $13.35        10,074     2018
                                                                         13.61             14.96        11,544     2017
                                                                         11.85             13.61            --     2016
                                                                         12.69             11.85        27,195     2015
                                                                         11.99             12.69        29,780     2014
                                                                          9.62             11.99        38,113     2013
                                                                          8.42              9.62        45,482     2012
                                                                          8.58              8.42            --     2011
                                                                          7.65              8.58            70     2010
                                                                          6.04              7.65            72     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.56            $15.55            --     2018
                                                                  15.43             17.56            --     2017
                                                                  13.66             15.43            --     2016
                                                                  14.37             13.66            --     2015
                                                                  13.36             14.37            --     2014
                                                                  10.28             13.36            --     2013
                                                                   8.91             10.28            --     2012
                                                                   9.01              8.91            --     2011
                                                                   8.07              9.01            --     2010
                                                                   6.51              8.07            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.45            $22.38            --     2018
                                                                  15.62             20.45            --     2017
                                                                  16.00             15.62            --     2016
                                                                  15.57             16.00        20,088     2015
                                                                  14.26             15.57         9,719     2014
                                                                  10.63             14.26        10,708     2013
                                                                  10.00             10.63        13,769     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $20.25            $19.67            --     2018
                                                                  15.40             20.25            --     2017
                                                                  15.70             15.40            --     2016
                                                                  15.05             15.70            --     2015
                                                                  13.90             15.05            --     2014
                                                                  10.48             13.90            --     2013
                                                                   9.39             10.48            --     2012
                                                                   9.63              9.39            --     2011
                                                                   7.97              9.63            --     2010
                                                                   6.38              7.97            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.84            $11.45        39,388     2018
                                                                  11.67             11.84        68,084     2017
                                                                  11.45             11.67        71,994     2016
                                                                  11.83             11.45        67,278     2015
                                                                  11.49             11.83        44,558     2014
                                                                  12.02             11.49        51,908     2013
                                                                  11.67             12.02        54,565     2012
                                                                  11.18             11.67            --     2011
                                                                  10.65             11.18            53     2010
                                                                   9.46             10.65            51     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.17            $15.11        14,697     2018
                                                                  15.45             18.17        15,893     2017
                                                                  14.15             15.45        19,073     2016
                                                                  14.75             14.15        18,085     2015
                                                                  14.26             14.75        36,030     2014
                                                                  10.76             14.26        32,188     2013
                                                                   9.63             10.76        40,992     2012
                                                                  11.07              9.63            --     2011
                                                                   8.83             11.07            27     2010
                                                                   6.47              8.83            31     2009
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.53            $13.30            --     2018
                                                                  14.23             16.53            --     2017
                                                                  13.35             14.23            --     2016
                                                                  14.14             13.35            --     2015
                                                                  13.60             14.14            --     2014
                                                                  10.71             13.60            --     2013
                                                                   8.64             10.71            --     2012
                                                                   9.74              8.64            --     2011
                                                                   7.90              9.74            --     2010
                                                                   5.16              7.90            --     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.20            $10.76         17,835    2018
                                                                         11.17             12.20         19,059    2017
                                                                         10.12             11.17         20,389    2016
                                                                         11.06             10.12         20,857    2015
                                                                         11.02             11.06         20,857    2014
                                                                          9.13             11.02         20,857    2013
                                                                          8.12              9.13         20,857    2012
                                                                          8.45              8.12             --    2011
                                                                          7.86              8.45         17,475    2010
                                                                          6.18              7.86         10,639    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.97            $13.97        193,889    2018
                                                                         13.99             14.97        231,352    2017
                                                                         12.57             13.99        278,536    2016
                                                                         13.87             12.57        326,737    2015
                                                                         13.59             13.87        382,075    2014
                                                                         12.23             13.59        402,995    2013
                                                                         11.13             12.23        510,934    2012
                                                                         11.14             11.13        598,993    2011
                                                                         10.13             11.14        797,196    2010
                                                                          7.66             10.13        954,123    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.98            $12.40             --    2018
                                                                         13.23             13.98             --    2017
                                                                         11.68             13.23             --    2016
                                                                         12.60             11.68             --    2015
                                                                         12.06             12.60             --    2014
                                                                          9.64             12.06             --    2013
                                                                          8.65              9.64             --    2012
                                                                          8.96              8.65         27,319    2011
                                                                          8.26              8.96         28,662    2010
                                                                          6.72              8.26         52,792    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.08            $10.03             --    2018
                                                                         10.45             12.08             --    2017
                                                                          9.77             10.45             --    2016
                                                                         10.71              9.77             --    2015
                                                                         11.30             10.71             --    2014
                                                                          8.86             11.30             --    2013
                                                                          7.50              8.86             --    2012
                                                                          8.26              7.50             --    2011
                                                                          7.89              8.26             --    2010
                                                                          6.17              7.89             --    2009
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 8.80            $ 8.71          3,065    2018
                                                                          8.97              8.80         24,031    2017
                                                                          9.19              8.97         44,067    2016
                                                                          9.42              9.19         73,637    2015
                                                                          9.66              9.42             --    2014
                                                                          9.90              9.66         31,713    2013
                                                                         10.00              9.90          8,401    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $18.52            $18.14        11,879     2018
                                                                        16.07             18.52        13,094     2017
                                                                        15.79             16.07        25,000     2016
                                                                        16.12             15.79        29,468     2015
                                                                        15.26             16.12        37,749     2014
                                                                        13.06             15.26        39,599     2013
                                                                        11.81             13.06        44,090     2012
                                                                        11.94             11.81        47,506     2011
                                                                        11.32             11.94        56,238     2010
                                                                         9.24             11.32        70,983     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.73            $22.56            --     2018
                                                                        17.93             22.73            --     2017
                                                                        18.03             17.93         9,874     2016
                                                                        16.51             18.03        10,695     2015
                                                                        15.60             16.51        13,767     2014
                                                                        12.22             15.60        14,706     2013
                                                                        10.11             12.22        18,019     2012
                                                                        11.14             10.11        15,428     2011
                                                                        10.72             11.14        15,432     2010
                                                                         7.53             10.72        49,111     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.21            $17.13            --     2018
                                                                        16.97             19.21            --     2017
                                                                        17.24             16.97            --     2016
                                                                        18.02             17.24            --     2015
                                                                        15.38             18.02            --     2014
                                                                        10.70             15.38            --     2013
                                                                         9.26             10.70            --     2012
                                                                         9.29              9.26            --     2011
                                                                         7.64              9.29            --     2010
                                                                         5.83              7.64            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $15.86            $14.69            --     2018
                                                                        13.66             15.86           951     2017
                                                                        12.20             13.66         1,081     2016
                                                                        13.09             12.20         1,245     2015
                                                                        11.82             13.09         1,534     2014
                                                                         9.64             11.82         1,766     2013
                                                                         8.66              9.64         2,036     2012
                                                                         8.25              8.66         2,292     2011
                                                                         7.54              8.25         2,616     2010
                                                                         6.30              7.54         2,829     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.60            $10.31            --     2018
                                                                        10.36             11.60            --     2017
                                                                         9.39             10.36            --     2016
                                                                         9.91              9.39            --     2015
                                                                        10.00              9.91            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.74            $17.23            --     2018
                                                                        15.61             18.74            --     2017
                                                                        14.78             15.61            --     2016
                                                                        15.15             14.78            --     2015
                                                                        14.03             15.15            --     2014
                                                                        10.92             14.03            --     2013
                                                                         9.42             10.92            --     2012
                                                                         9.89              9.42            --     2011
                                                                         9.15              9.89            --     2010
                                                                         7.41              9.15            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.82            $13.60         16,626    2018
                                                                                  13.56             14.82         17,703    2017
                                                                                  12.77             13.56         18,684    2016
                                                                                  13.17             12.77         19,990    2015
                                                                                  12.47             13.17         23,813    2014
                                                                                  10.77             12.47         25,385    2013
                                                                                   9.95             10.77         36,778    2012
                                                                                  10.04              9.95         69,205    2011
                                                                                   9.39             10.04        141,051    2010
                                                                                   8.18              9.39         38,572    2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $19.55            $19.22             --    2018
                                                                                  17.50             19.55             --    2017
                                                                                  16.13             17.50             --    2016
                                                                                  19.40             16.13             --    2015
                                                                                  17.68             19.40             --    2014
                                                                                  15.07             17.68             --    2013
                                                                                  13.65             15.07             --    2012
                                                                                  13.14             13.65             --    2011
                                                                                  11.86             13.14             --    2010
                                                                                   9.15             11.86             --    2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.46            $12.22             --    2018
                                                                                   9.97             12.46             --    2017
                                                                                   9.65              9.97             --    2016
                                                                                  10.00              9.65             --    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $16.02            $14.70             --    2018
                                                                                  12.98             16.02             --    2017
                                                                                  13.64             12.98             --    2016
                                                                                  13.54             13.64             --    2015
                                                                                  12.05             13.54             --    2014
                                                                                   9.55             12.05             --    2013
                                                                                   8.60              9.55             --    2012
                                                                                   8.94              8.60             --    2011
                                                                                   8.40              8.94             --    2010
                                                                                   5.97              8.40             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.31            $ 9.50          2,128    2018
                                                                                   9.70             10.31          2,406    2017
                                                                                   9.47              9.70          6,025    2016
                                                                                   9.66              9.47          6,381    2015
                                                                                   9.16              9.66         10,480    2014
                                                                                   8.33              9.16         11,214    2013
                                                                                   7.61              8.33         11,670    2012
                                                                                   7.78              7.61         12,159    2011
                                                                                   7.07              7.78         16,057    2010
                                                                                   5.96              7.07         19,285    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $15.43            $14.10             --    2018
                                                                                  12.31             15.43             --    2017
                                                                                  12.36             12.31             --    2016
                                                                                  11.92             12.36             --    2015
                                                                                  11.58             11.92             --    2014
                                                                                   8.75             11.58             --    2013
                                                                                   7.72              8.75             --    2012
                                                                                   7.85              7.72             --    2011
                                                                                   6.33              7.85             --    2010
                                                                                   4.90              6.33             --    2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.58            $14.01          6,419    2018
                                                                          12.47             16.58         13,888    2017
                                                                          12.80             12.47         14,229    2016
                                                                          12.66             12.80         20,134    2015
                                                                          12.72             12.66         23,630    2014
                                                                          10.26             12.72         18,070    2013
                                                                           8.70             10.26         21,439    2012
                                                                           9.75              8.70         26,944    2011
                                                                           8.64              9.75         26,340    2010
                                                                           6.35              8.64         29,605    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.36            $15.56         37,267    2018
                                                                          15.26             17.36         33,007    2017
                                                                          14.05             15.26         38,814    2016
                                                                          13.97             14.05         27,423    2015
                                                                          12.97             13.97         32,382    2014
                                                                          10.12             12.97         35,317    2013
                                                                           8.90             10.12         43,394    2012
                                                                           9.15              8.90        105,849    2011
                                                                           8.10              9.15        112,466    2010
                                                                           6.48              8.10         75,792    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $17.63            $15.39          5,770    2018
                                                                          15.87             17.63          9,763    2017
                                                                          13.82             15.87         11,233    2016
                                                                          15.09             13.82         18,587    2015
                                                                          13.85             15.09         20,206    2014
                                                                          10.10             13.85         33,151    2013
                                                                           8.80             10.10         43,941    2012
                                                                           9.24              8.80         53,302    2011
                                                                           7.70              9.24         55,533    2010
                                                                           5.76              7.70         11,234    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.43            $12.39             --    2018
                                                                          12.14             13.43             --    2017
                                                                          11.02             12.14             --    2016
                                                                          12.44             11.02             --    2015
                                                                          12.70             12.44             --    2014
                                                                          13.00             12.70             --    2013
                                                                          11.61             13.00             --    2012
                                                                          11.68             11.61             --    2011
                                                                          10.59             11.68             --    2010
                                                                           8.94             10.59             --    2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.41            $14.63          9,138    2018
                                                                          14.82             15.41          7,463    2017
                                                                          13.51             14.82          8,085    2016
                                                                          14.08             13.51         23,954    2015
                                                                          13.97             14.08         16,163    2014
                                                                          13.54             13.97         10,730    2013
                                                                          12.14             13.54         10,781    2012
                                                                          12.05             12.14         19,361    2011
                                                                          10.79             12.05         21,352    2010
                                                                           7.88             10.79         16,673    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.23            $16.41          8,317    2018
                                                                              16.21             17.23          6,703    2017
                                                                              16.50             16.21          7,463    2016
                                                                              17.16             16.50             --    2015
                                                                              14.18             17.16             --    2014
                                                                              16.70             14.18             --    2013
                                                                              16.40             16.70             --    2012
                                                                              13.15             16.40             --    2011
                                                                              12.08             13.15             45    2010
                                                                              12.95             12.08         14,628    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.98            $10.75         12,551    2018
                                                                              11.11             10.98         10,468    2017
                                                                              11.23             11.11         10,772    2016
                                                                              11.48             11.23         28,578    2015
                                                                              11.66             11.48         85,147    2014
                                                                              11.97             11.66         76,795    2013
                                                                              11.60             11.97         73,127    2012
                                                                              11.76             11.60         80,628    2011
                                                                              11.45             11.76         87,581    2010
                                                                              10.35             11.45        119,115    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.83            $13.42         37,015    2018
                                                                              13.51             13.83         58,333    2017
                                                                              13.49             13.51         62,251    2016
                                                                              13.76             13.49         71,276    2015
                                                                              13.53             13.76         43,772    2014
                                                                              14.15             13.53         49,593    2013
                                                                              13.24             14.15         46,434    2012
                                                                              13.09             13.24         59,129    2011
                                                                              12.42             13.09         65,514    2010
                                                                              11.16             12.42         37,491    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $18.31            $16.84             --    2018
                                                                              14.47             18.31             --    2017
                                                                              14.65             14.47             --    2016
                                                                              14.18             14.65             --    2015
                                                                              13.63             14.18             --    2014
                                                                              10.80             13.63             --    2013
                                                                              10.01             10.80             --    2012
                                                                              10.74             10.01             --    2011
                                                                              10.26             10.74             55    2010
                                                                               6.68             10.26          1,842    2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $21.80            $21.01             --    2018
                                                                              16.41             21.80             --    2017
                                                                              17.05             16.41             --    2016
                                                                              15.74             17.05             --    2015
                                                                              14.72             15.74             --    2014
                                                                              11.01             14.72             --    2013
                                                                               9.75             11.01             --    2012
                                                                              10.00              9.75             --    2011
                                                                               9.20             10.00             --    2010
                                                                               6.61              9.20             --    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 6.87            $ 5.47        32,755     2018
                                                                 7.08              6.87        25,831     2017
                                                                 5.81              7.08        16,573     2016
                                                                 8.38              5.81        10,917     2015
                                                                10.71              8.38         9,207     2014
                                                                10.00             10.71         7,109     2013
                                                                10.56             10.00         7,361     2012
                                                                13.42             10.56            --     2011
                                                                10.79             13.42            11     2010
                                                                 6.27             10.79         8,029     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $27.19            $26.04            --     2018
                                                                21.26             27.19            --     2017
                                                                20.56             21.26            --     2016
                                                                19.47             20.56            --     2015
                                                                17.00             19.47            --     2014
                                                                12.94             17.00            --     2013
                                                                11.36             12.94            --     2012
                                                                11.40             11.36            --     2011
                                                                 9.86             11.40            --     2010
                                                                 6.65              9.86            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.28            $10.85            --     2018
                                                                11.20             11.28            --     2017
                                                                11.15             11.20            --     2016
                                                                11.48             11.15            --     2015
                                                                11.19             11.48            --     2014
                                                                11.63             11.19            --     2013
                                                                11.28             11.63            --     2012
                                                                10.78             11.28            --     2011
                                                                10.28             10.78            --     2010
                                                                 9.77             10.28         1,995     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.78            $19.73            --     2018
                                                                16.60             20.78            --     2017
                                                                16.61             16.60            --     2016
                                                                16.48             16.61            --     2015
                                                                14.81             16.48            --     2014
                                                                11.26             14.81            --     2013
                                                                 9.55             11.26            --     2012
                                                                 9.74              9.55            --     2011
                                                                 8.95              9.74            --     2010
                                                                 6.61              8.95            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.29            $16.82         5,232     2018
                                                                17.71             18.29         6,297     2017
                                                                16.81             17.71         6,851     2016
                                                                16.48             16.81         7,772     2015
                                                                12.81             16.48         9,150     2014
                                                                12.80             12.81        17,547     2013
                                                                11.23             12.80         5,769     2012
                                                                10.48             11.23         7,087     2011
                                                                 8.33             10.48         8,319     2010
                                                                 6.29              8.33        10,324     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $18.93            $17.59              --   2018
                                                          15.97             18.93              --   2017
                                                          14.67             15.97              --   2016
                                                          14.87             14.67              --   2015
                                                          13.46             14.87              --   2014
                                                          10.46             13.46              --   2013
                                                           9.26             10.46              --   2012
                                                           9.34              9.26              --   2011
                                                           8.33              9.34              48   2010
                                                           6.76              8.33              50   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $18.03            $15.88              --   2018
                                                          16.40             18.03              --   2017
                                                          13.58             16.40              --   2016
                                                          14.52             13.58              --   2015
                                                          14.35             14.52              --   2014
                                                          10.75             14.35              --   2013
                                                           9.61             10.75              --   2012
                                                           9.56              9.61              --   2011
                                                           7.68              9.56              --   2010
                                                           6.02              7.68              --   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.19            $12.01         426,311   2018
                                                          11.73             13.19         488,330   2017
                                                          11.33             11.73         571,009   2016
                                                          11.77             11.33         639,679   2015
                                                          11.49             11.77         769,330   2014
                                                          10.27             11.49         824,318   2013
                                                           9.38             10.27         964,629   2012
                                                           9.92              9.38       1,055,287   2011
                                                           9.30              9.92       1,352,001   2010
                                                           7.91              9.30       1,479,358   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $17.88            $16.85              --   2018
                                                          15.29             17.88              --   2017
                                                          14.34             15.29              --   2016
                                                          15.04             14.34              --   2015
                                                          13.67             15.04              --   2014
                                                          10.47             13.67              --   2013
                                                           9.27             10.47              --   2012
                                                           9.78              9.27              --   2011
                                                           9.10              9.78              --   2010
                                                           7.08              9.10              --   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $23.90            $23.37              --   2018
                                                          18.20             23.90              --   2017
                                                          18.56             18.20              --   2016
                                                          18.77             18.56              --   2015
                                                          18.53             18.77              --   2014
                                                          13.58             18.53              --   2013
                                                          11.56             13.58              --   2012
                                                          12.55             11.56              --   2011
                                                          10.00             12.55              --   2010
--------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.58            $11.47         4,506     2018
                                                            11.17             12.58         7,289     2017
                                                            10.97             11.17         9,226     2016
                                                            11.11             10.97        10,818     2015
                                                            10.65             11.11        11,676     2014
                                                             9.40             10.65        15,947     2013
                                                             8.51              9.40        16,455     2012
                                                             9.00              8.51        17,276     2011
                                                             8.38              9.00        17,398     2010
                                                             6.91              8.38        22,086     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.06            $11.46            --     2018
                                                             9.83             13.06            --     2017
                                                            10.18              9.83            --     2016
                                                            10.18             10.18            --     2015
                                                             9.96             10.18            --     2014
                                                             8.32              9.96            --     2013
                                                             7.54              8.32            --     2012
                                                            10.10              7.54            --     2011
                                                             8.74             10.10            --     2010
                                                             5.86              8.74            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.01            $13.77            --     2018
                                                            12.98             15.01            --     2017
                                                            12.00             12.98            --     2016
                                                            12.14             12.00            --     2015
                                                            11.40             12.14            --     2014
                                                             8.69             11.40            --     2013
                                                             7.60              8.69            --     2012
                                                             7.36              7.60            --     2011
                                                             6.69              7.36            --     2010
                                                             5.71              6.69            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.67            $ 5.00        25,879     2018
                                                             5.47              6.67        23,898     2017
                                                             5.66              5.47        70,447     2016
                                                             5.67              5.66        55,988     2015
                                                             6.22              5.67        51,036     2014
                                                             5.20              6.22        41,499     2013
                                                             4.67              5.20        82,942     2012
                                                             5.95              4.67        79,339     2011
                                                             5.86              5.95        74,052     2010
                                                             4.47              5.86        71,469     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $19.73            $19.67            --     2018
                                                            15.38             19.73            --     2017
                                                            15.42             15.38            --     2016
                                                            14.27             15.42            --     2015
                                                            12.86             14.27            --     2014
                                                             9.63             12.86            --     2013
                                                             8.47              9.63            --     2012
                                                             9.03              8.47            --     2011
                                                             8.44              9.03            --     2010
                                                             6.32              8.44            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.27            $19.54            --     2018
                                                                        15.55             20.27            --     2017
                                                                        15.02             15.55            --     2016
                                                                        15.66             15.02            --     2015
                                                                        16.41             15.66         9,456     2014
                                                                        11.58             16.41            --     2013
                                                                        10.36             11.58            --     2012
                                                                        10.20             10.36            --     2011
                                                                         7.66             10.20            --     2010
                                                                         5.57              7.66            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.50            $16.43            --     2018
                                                                        14.10             17.50            --     2017
                                                                        14.15             14.10            --     2016
                                                                        13.83             14.15            --     2015
                                                                        13.08             13.83            --     2014
                                                                         9.58             13.08            --     2013
                                                                        10.00              9.58            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.93            $12.75            --     2018
                                                                        13.03             14.93            --     2017
                                                                        11.43             13.03        25,231     2016
                                                                        12.50             11.43            --     2015
                                                                        11.76             12.50            --     2014
                                                                         8.90             11.76           203     2013
                                                                         7.68              8.90           241     2012
                                                                         8.05              7.68           257     2011
                                                                         7.14              8.05           260     2010
                                                                         5.70              7.14           268     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.05            $12.40        44,717     2018
                                                                        12.73             14.05        37,637     2017
                                                                        11.85             12.73        38,748     2016
                                                                        12.90             11.85            --     2015
                                                                        12.25             12.90            --     2014
                                                                         9.72             12.25            --     2013
                                                                         8.76              9.72            --     2012
                                                                         9.00              8.76            --     2011
                                                                         8.43              9.00            --     2010
                                                                         6.74              8.43            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.82            $13.04         6,852     2018
                                                                        13.73             14.82        11,931     2017
                                                                        12.27             13.73        12,897     2016
                                                                        12.92             12.27        17,288     2015
                                                                        12.19             12.92        21,235     2014
                                                                        10.02             12.19        29,494     2013
                                                                         9.15             10.02        36,849     2012
                                                                         9.51              9.15        56,546     2011
                                                                         8.71              9.51        58,650     2010
                                                                         7.30              8.71        60,977     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.91            $ 9.01        19,528     2018
                                                                                9.12             10.91        19,502     2017
                                                                                9.42              9.12        12,136     2016
                                                                                9.93              9.42        33,514     2015
                                                                               10.18              9.93        22,069     2014
                                                                                8.80             10.18        25,013     2013
                                                                                7.83              8.80        28,975     2012
                                                                                8.64              7.83        23,752     2011
                                                                                7.88              8.64        25,435     2010
                                                                                5.99              7.88        39,655     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.07            $ 8.70            --     2018
                                                                                9.69             11.07            --     2017
                                                                                8.43              9.69            --     2016
                                                                                9.68              8.43            --     2015
                                                                                9.34              9.68            --     2014
                                                                                7.19              9.34            --     2013
                                                                                6.27              7.19            --     2012
                                                                                6.66              6.27            --     2011
                                                                                6.39              6.66            --     2010
                                                                                4.44              6.39            --     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.10            $10.51        21,466     2018
                                                                               10.98             11.10        19,115     2017
                                                                               10.80             10.98        20,091     2016
                                                                               11.36             10.80         5,899     2015
                                                                               11.28             11.36        32,388     2014
                                                                               12.65             11.28        36,457     2013
                                                                               12.09             12.65        32,948     2012
                                                                               11.10             12.09        38,015     2011
                                                                               10.84             11.10        48,677     2010
                                                                               10.09             10.84        75,932     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.15            $13.78            --     2018
                                                                               13.66             15.15            --     2017
                                                                               11.36             13.66            --     2016
                                                                               12.50             11.36            --     2015
                                                                               12.21             12.50            --     2014
                                                                                8.82             12.21            --     2013
                                                                                7.99              8.82            --     2012
                                                                                8.42              7.99            --     2011
                                                                                6.73              8.42            --     2010
                                                                                5.39              6.73            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $13.47            $12.06        10,631     2018
                                                                               12.80             13.47        11,749     2017
                                                                               11.15             12.80        21,384     2016
                                                                               12.19             11.15            --     2015
                                                                               11.42             12.19            --     2014
                                                                                8.51             11.42            --     2013
                                                                                7.67              8.51            --     2012
                                                                                8.10              7.67            --     2011
                                                                                7.39              8.10            --     2010
                                                                                5.79              7.39            --     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $12.99            $11.70        292,326    2018
                                                                          11.73             12.99        318,624    2017
                                                                          11.59             11.73        349,820    2016
                                                                          12.01             11.59        381,191    2015
                                                                          12.09             12.01        444,014    2014
                                                                          10.85             12.09        433,953    2013
                                                                          10.12             10.85        461,765    2012
                                                                          10.78             10.12        557,164    2011
                                                                          10.08             10.78        586,147    2010
                                                                           8.55             10.08        640,915    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $16.96            $16.98             --    2018
                                                                          13.46             16.96             --    2017
                                                                          12.85             13.46             --    2016
                                                                          12.86             12.85             --    2015
                                                                          11.58             12.86             --    2014
                                                                           8.89             11.58             --    2013
                                                                           7.95              8.89             --    2012
                                                                           7.97              7.95             --    2011
                                                                           7.11              7.97             --    2010
                                                                           5.76              7.11             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.95            $ 9.68             --    2018
                                                                           9.64             11.95             --    2017
                                                                          10.00              9.64             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.45            $12.79         10,098    2018
                                                                          10.37             13.45         19,552    2017
                                                                          10.00             10.37             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.10            $10.81         20,516    2018
                                                                          11.01             11.10          9,492    2017
                                                                          10.37             11.01         10,008    2016
                                                                          10.75             10.37         12,275    2015
                                                                          10.97             10.75         27,358    2014
                                                                          10.84             10.97         30,299    2013
                                                                          10.37             10.84         23,317    2012
                                                                          10.37             10.37            150    2011
                                                                           9.75             10.37            155    2010
                                                                           6.93              9.75         21,414    2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $15.11            $14.22             --    2018
                                                                          14.55             15.11             --    2017
                                                                          13.04             14.55             --    2016
                                                                          13.75             13.04             --    2015
                                                                          13.78             13.75             --    2014
                                                                          13.25             13.78             --    2013
                                                                          11.89             13.25             --    2012
                                                                          11.63             11.89             --    2011
                                                                          10.43             11.63             --    2010
                                                                           7.02             10.43             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.45            $16.60             --    2018
                                                                         13.19             16.45             --    2017
                                                                         13.09             13.19             --    2016
                                                                         12.65             13.09             --    2015
                                                                         11.86             12.65             --    2014
                                                                          8.71             11.86             --    2013
                                                                          7.64              8.71             --    2012
                                                                          9.06              7.64         36,060    2011
                                                                          7.90              9.06         35,987    2010
                                                                          6.28              7.90         26,249    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.04            $14.00         10,455    2018
                                                                         13.29             15.04         16,930    2017
                                                                         12.75             13.29         18,994    2016
                                                                         13.03             12.75         23,839    2015
                                                                         12.16             13.03         24,359    2014
                                                                         10.46             12.16         38,536    2013
                                                                          9.35             10.46         45,169    2012
                                                                          9.97              9.35         39,827    2011
                                                                          8.69              9.97         53,772    2010
                                                                          6.45              8.69         61,682    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.70            $15.19          8,510    2018
                                                                         14.09             16.70         15,774    2017
                                                                         13.42             14.09         11,677    2016
                                                                         13.72             13.42         56,498    2015
                                                                         12.61             13.72         64,121    2014
                                                                          9.88             12.61         86,523    2013
                                                                          8.73              9.88        110,531    2012
                                                                          9.21              8.73            222    2011
                                                                          8.09              9.21            227    2010
                                                                          6.13              8.09            239    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.78            $15.50             --    2018
                                                                         13.94             16.78             --    2017
                                                                         13.93             13.94             --    2016
                                                                         14.15             13.93             --    2015
                                                                         13.12             14.15             --    2014
                                                                          9.74             13.12             --    2013
                                                                          8.18              9.74             --    2012
                                                                          8.63              8.18             --    2011
                                                                          7.50              8.63             --    2010
                                                                          5.67              7.50             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.83            $11.43         11,296    2018
                                                                         11.68             12.83         12,346    2017
                                                                         10.18             11.68             --    2016
                                                                         10.91             10.18         31,156    2015
                                                                         10.32             10.91         33,540    2014
                                                                          8.29             10.32         48,743    2013
                                                                          7.27              8.29         60,861    2012
                                                                          7.41              7.27            218    2011
                                                                          6.61              7.41            229    2010
                                                                          5.23              6.61            229    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.74            $13.93            --     2018
                                                                  13.85             15.74            --     2017
                                                                  12.27             13.85            --     2016
                                                                  12.92             12.27            --     2015
                                                                  12.03             12.92            --     2014
                                                                   9.26             12.03            --     2013
                                                                   8.04              9.26            --     2012
                                                                   8.14              8.04            --     2011
                                                                   7.29              8.14            --     2010
                                                                   5.89              7.29            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.33            $22.23            --     2018
                                                                  15.55             20.33            --     2017
                                                                  15.94             15.55            --     2016
                                                                  15.53             15.94        19,837     2015
                                                                  14.23             15.53         9,461     2014
                                                                  10.62             14.23        11,766     2013
                                                                  10.00             10.62        15,804     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $19.00            $18.44            --     2018
                                                                  14.46             19.00            --     2017
                                                                  14.76             14.46            --     2016
                                                                  14.17             14.76            --     2015
                                                                  13.10             14.17            --     2014
                                                                   9.88             13.10            --     2013
                                                                   8.86              9.88            --     2012
                                                                   9.10              8.86            --     2011
                                                                   7.54              9.10            --     2010
                                                                   6.04              7.54            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.71            $11.32        40,164     2018
                                                                  11.55             11.71        63,149     2017
                                                                  11.34             11.55        66,857     2016
                                                                  11.74             11.34        67,338     2015
                                                                  11.41             11.74        43,980     2014
                                                                  11.95             11.41        57,923     2013
                                                                  11.62             11.95        63,043     2012
                                                                  11.14             11.62           135     2011
                                                                  10.63             11.14           143     2010
                                                                   9.44             10.63           141     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $17.26            $14.33        14,769     2018
                                                                  14.69             17.26        15,321     2017
                                                                  13.47             14.69        18,625     2016
                                                                  14.05             13.47        18,662     2015
                                                                  13.60             14.05        36,611     2014
                                                                  10.27             13.60        37,113     2013
                                                                   9.20             10.27        49,249     2012
                                                                  10.59              9.20            82     2011
                                                                   8.45             10.59            77     2010
                                                                   6.21              8.45            89     2009
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.90            $11.17            --     2018
                                                                  11.97             13.90            --     2017
                                                                  11.24             11.97            --     2016
                                                                  11.92             11.24            --     2015
                                                                  11.48             11.92            --     2014
                                                                   9.05             11.48            --     2013
                                                                   7.31              9.05            --     2012
                                                                   8.25              7.31            --     2011
                                                                   6.70              8.25            --     2010
                                                                   4.37              6.70            --     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.08            $10.63         57,807    2018
                                                                         11.07             12.08         56,764    2017
                                                                         10.03             11.07         75,940    2016
                                                                         10.98             10.03         86,159    2015
                                                                         10.95             10.98         95,740    2014
                                                                          9.08             10.95        178,731    2013
                                                                          8.08              9.08        216,418    2012
                                                                          8.42              8.08        263,964    2011
                                                                          7.84              8.42        289,958    2010
                                                                          6.17              7.84        332,138    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.77            $11.91        163,863    2018
                                                                         11.95             12.77        200,656    2017
                                                                         10.75             11.95        217,712    2016
                                                                         11.87             10.75        255,642    2015
                                                                         11.64             11.87        320,327    2014
                                                                         10.49             11.64        352,644    2013
                                                                          9.55             10.49        398,610    2012
                                                                          9.57              9.55        476,222    2011
                                                                          8.72              9.57        518,680    2010
                                                                          6.60              8.72        566,196    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.10            $10.72             --    2018
                                                                         11.46             12.10             --    2017
                                                                         10.13             11.46             --    2016
                                                                         10.93             10.13             --    2015
                                                                         10.47             10.93             --    2014
                                                                          8.38             10.47             --    2013
                                                                          7.53              8.38             --    2012
                                                                          7.80              7.53         36,942    2011
                                                                          7.20              7.80         41,540    2010
                                                                          5.86              7.20         71,644    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.46            $ 8.68             --    2018
                                                                          9.05             10.46             --    2017
                                                                          8.48              9.05             --    2016
                                                                          9.30              8.48             --    2015
                                                                          9.82              9.30             --    2014
                                                                          7.70              9.82             --    2013
                                                                          6.53              7.70             --    2012
                                                                          7.20              6.53             --    2011
                                                                          6.88              7.20             --    2010
                                                                          5.39              6.88             --    2009
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 8.75            $ 8.65             --    2018
                                                                          8.93              8.75          7,178    2017
                                                                          9.16              8.93          2,807    2016
                                                                          9.40              9.16        124,341    2015
                                                                          9.64              9.40         29,119    2014
                                                                          9.89              9.64         49,062    2013
                                                                         10.00              9.89         28,351    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $16.72            $16.36         9,100     2018
                                                                        14.52             16.72        10,889     2017
                                                                        14.29             14.52        12,559     2016
                                                                        14.60             14.29        16,665     2015
                                                                        13.84             14.60        22,485     2014
                                                                        11.86             13.84        41,741     2013
                                                                        10.73             11.86        52,183     2012
                                                                        10.86             10.73        37,615     2011
                                                                        10.31             10.86        50,979     2010
                                                                         8.43             10.31        56,051     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $20.39            $20.20            --     2018
                                                                        16.09             20.39            --     2017
                                                                        16.20             16.09        10,217     2016
                                                                        14.85             16.20        11,712     2015
                                                                        14.05             14.85        14,850     2014
                                                                        11.01             14.05        18,084     2013
                                                                         9.12             11.01        23,080     2012
                                                                        10.06              9.12        20,341     2011
                                                                         9.70             10.06        21,673     2010
                                                                         6.81              9.70        64,208     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.04            $16.07            --     2018
                                                                        15.96             18.04            --     2017
                                                                        16.22             15.96            --     2016
                                                                        16.97             16.22            --     2015
                                                                        14.51             16.97            --     2014
                                                                        10.10             14.51            --     2013
                                                                         8.75             10.10            --     2012
                                                                         8.79              8.75            --     2011
                                                                         7.23              8.79            --     2010
                                                                         5.53              7.23            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.57            $10.27            --     2018
                                                                        10.33             11.57            --     2017
                                                                         9.38             10.33            --     2016
                                                                         9.91              9.38            --     2015
                                                                        10.00              9.91            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.69            $15.33            --     2018
                                                                        13.92             16.69            --     2017
                                                                        13.19             13.92            --     2016
                                                                        13.54             13.19            --     2015
                                                                        12.55             13.54            --     2014
                                                                         9.77             12.55            --     2013
                                                                         8.44              9.77            --     2012
                                                                         8.88              8.44            --     2011
                                                                         8.21              8.88            --     2010
                                                                         6.66              8.21            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.23            $12.14         6,732     2018
                                                                                  12.12             13.23        11,176     2017
                                                                                  11.43             12.12        12,783     2016
                                                                                  11.80             11.43        13,327     2015
                                                                                  11.18             11.80        18,059     2014
                                                                                   9.66             11.18        18,997     2013
                                                                                   8.94              9.66        19,944     2012
                                                                                   9.03              8.94        26,262     2011
                                                                                   8.45              9.03        27,724     2010
                                                                                   7.37              8.45        27,278     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $14.04            $13.79            --     2018
                                                                                  12.58             14.04            --     2017
                                                                                  11.60             12.58            --     2016
                                                                                  13.97             11.60            --     2015
                                                                                  12.74             13.97            --     2014
                                                                                  10.88             12.74            --     2013
                                                                                   9.86             10.88            --     2012
                                                                                   9.50              9.86            --     2011
                                                                                   8.59              9.50            --     2010
                                                                                   6.63              8.59            --     2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.42            $12.17            --     2018
                                                                                   9.95             12.42            --     2017
                                                                                   9.64              9.95            --     2016
                                                                                  10.00              9.64            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $14.89            $13.65            --     2018
                                                                                  12.08             14.89            --     2017
                                                                                  12.70             12.08            --     2016
                                                                                  12.62             12.70            --     2015
                                                                                  11.25             12.62            --     2014
                                                                                   8.92             11.25            --     2013
                                                                                   8.04              8.92            --     2012
                                                                                   8.37              8.04            --     2011
                                                                                   7.87              8.37            --     2010
                                                                                   5.60              7.87            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $ 9.12            $ 8.40         2,429     2018
                                                                                   8.59              9.12         2,648     2017
                                                                                   8.40              8.59         9,401     2016
                                                                                   8.57              8.40        10,581     2015
                                                                                   8.14              8.57        12,404     2014
                                                                                   7.40              8.14        11,487     2013
                                                                                   6.78              7.40        12,365     2012
                                                                                   6.93              6.78        15,535     2011
                                                                                   6.31              6.93        34,489     2010
                                                                                   5.33              6.31        35,865     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $15.40            $14.06            --     2018
                                                                                  12.30             15.40            --     2017
                                                                                  12.37             12.30            --     2016
                                                                                  11.93             12.37            --     2015
                                                                                  11.60             11.93            --     2014
                                                                                   8.78             11.60            --     2013
                                                                                   7.76              8.78            --     2012
                                                                                   7.89              7.76            --     2011
                                                                                   6.37              7.89            --     2010
                                                                                   4.94              6.37            --     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.78            $12.47          6,929    2018
                                                                          11.13             14.78         14,284    2017
                                                                          11.44             11.13         14,784    2016
                                                                          11.32             11.44         22,135    2015
                                                                          11.38             11.32         25,671    2014
                                                                           9.20             11.38         22,098    2013
                                                                           7.80              9.20         27,455    2012
                                                                           8.75              7.80         35,294    2011
                                                                           7.76              8.75         37,074    2010
                                                                           5.72              7.76         39,758    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.46            $13.84         40,073    2018
                                                                          13.60             15.46         34,031    2017
                                                                          12.54             13.60         40,428    2016
                                                                          12.48             12.54         30,262    2015
                                                                          11.60             12.48         35,147    2014
                                                                           9.05             11.60         43,404    2013
                                                                           7.97              9.05         55,594    2012
                                                                           8.20              7.97        139,274    2011
                                                                           7.27              8.20        158,355    2010
                                                                           5.83              7.27         98,878    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.48            $14.37          5,861    2018
                                                                          14.85             16.48          9,564    2017
                                                                          12.95             14.85         11,120    2016
                                                                          14.15             12.95         19,423    2015
                                                                          13.00             14.15         20,899    2014
                                                                           9.49             13.00         38,835    2013
                                                                           8.27              9.49         53,569    2012
                                                                           8.70              8.27         66,913    2011
                                                                           7.25              8.70         74,500    2010
                                                                           5.44              7.25         14,403    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.52            $11.53             --    2018
                                                                          11.33             12.52             --    2017
                                                                          10.29             11.33             --    2016
                                                                          11.63             10.29             --    2015
                                                                          11.88             11.63             --    2014
                                                                          12.18             11.88             --    2013
                                                                          10.89             12.18             --    2012
                                                                          10.96             10.89             --    2011
                                                                           9.95             10.96             --    2010
                                                                           8.41              9.95             --    2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $14.19            $13.46          9,901    2018
                                                                          13.66             14.19          7,424    2017
                                                                          12.47             13.66          8,087    2016
                                                                          13.01             12.47         25,550    2015
                                                                          12.92             13.01         17,003    2014
                                                                          12.54             12.92         12,813    2013
                                                                          11.25             12.54         13,369    2012
                                                                          11.18             11.25         24,664    2011
                                                                          10.02             11.18         29,035    2010
                                                                           7.33             10.02         20,691    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.95            $15.17          9,159    2018
                                                                              15.02             15.95          6,666    2017
                                                                              15.31             15.02          7,363    2016
                                                                              15.93             15.31             --    2015
                                                                              13.19             15.93             --    2014
                                                                              15.54             13.19            139    2013
                                                                              15.27             15.54            105    2012
                                                                              12.26             15.27            105    2011
                                                                              11.27             12.26            128    2010
                                                                              12.10             11.27         18,244    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.59            $10.36         13,090    2018
                                                                              10.73             10.59          9,945    2017
                                                                              10.85             10.73         10,276    2016
                                                                              11.10             10.85         29,359    2015
                                                                              11.30             11.10         86,067    2014
                                                                              11.61             11.30         88,605    2013
                                                                              11.25             11.61         87,304    2012
                                                                              11.42             11.25         98,962    2011
                                                                              11.13             11.42        114,269    2010
                                                                              10.08             11.13        148,878    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.18            $12.77         39,147    2018
                                                                              12.89             13.18         56,126    2017
                                                                              12.88             12.89         59,972    2016
                                                                              13.16             12.88         74,146    2015
                                                                              12.95             13.16         44,877    2014
                                                                              13.55             12.95         57,419    2013
                                                                              12.69             13.55         55,671    2012
                                                                              12.57             12.69         72,895    2011
                                                                              11.93             12.57         86,218    2010
                                                                              10.73             11.93         43,234    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.42            $15.08             --    2018
                                                                              12.99             16.42             --    2017
                                                                              13.16             12.99             --    2016
                                                                              12.76             13.16             --    2015
                                                                              12.27             12.76             --    2014
                                                                               9.73             12.27            154    2013
                                                                               9.03              9.73            172    2012
                                                                               9.70              9.03            167    2011
                                                                               9.28              9.70            169    2010
                                                                               6.05              9.28            167    2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $21.02            $20.24             --    2018
                                                                              15.84             21.02             --    2017
                                                                              16.47             15.84             --    2016
                                                                              15.22             16.47             --    2015
                                                                              14.25             15.22             --    2014
                                                                              10.67             14.25             --    2013
                                                                               9.46             10.67             --    2012
                                                                               9.71              9.46             --    2011
                                                                               8.94              9.71             --    2010
                                                                               6.44              8.94             --    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 6.39            $ 5.08        33,936     2018
                                                                 6.59              6.39        25,330     2017
                                                                 5.42              6.59        16,479     2016
                                                                 7.81              5.42        11,533     2015
                                                                10.00              7.81         9,402     2014
                                                                 9.35             10.00         8,405     2013
                                                                 9.88              9.35         9,061     2012
                                                                12.57              9.88            37     2011
                                                                10.12             12.57            34     2010
                                                                 5.89             10.12        10,300     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $24.99            $23.91            --     2018
                                                                19.56             24.99            --     2017
                                                                18.94             19.56            --     2016
                                                                17.95             18.94            --     2015
                                                                15.69             17.95            --     2014
                                                                11.96             15.69            --     2013
                                                                10.51             11.96            --     2012
                                                                10.55             10.51            --     2011
                                                                 9.14             10.55            --     2010
                                                                 6.17              9.14            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.69            $10.26            --     2018
                                                                10.62             10.69            --     2017
                                                                10.58             10.62            --     2016
                                                                10.91             10.58            --     2015
                                                                10.65             10.91            --     2014
                                                                11.07             10.65            --     2013
                                                                10.75             11.07            --     2012
                                                                10.29             10.75            --     2011
                                                                 9.82             10.29            --     2010
                                                                 9.34              9.82            --     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.15            $18.16            --     2018
                                                                15.31             19.15            --     2017
                                                                15.33             15.31            --     2016
                                                                15.23             15.33            --     2015
                                                                13.70             15.23            --     2014
                                                                10.42             13.70            --     2013
                                                                 8.85             10.42            --     2012
                                                                 9.04              8.85            --     2011
                                                                 8.31              9.04            --     2010
                                                                 6.15              8.31            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.57            $13.38         6,352     2018
                                                                14.12             14.57         7,296     2017
                                                                13.42             14.12         7,888     2016
                                                                13.17             13.42         9,561     2015
                                                                10.24             13.17        11,165     2014
                                                                10.25             10.24        24,134     2013
                                                                 9.00             10.25         8,239     2012
                                                                 8.41              9.00        10,400     2011
                                                                 6.69              8.41        12,975     2010
                                                                 5.06              6.69        15,384     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $16.60            $15.41              --   2018
                                                          14.02             16.60              --   2017
                                                          12.89             14.02              --   2016
                                                          13.09             12.89              --   2015
                                                          11.85             13.09              --   2014
                                                           9.22             11.85             121   2013
                                                           8.18              9.22             137   2012
                                                           8.25              8.18             144   2011
                                                           7.37              8.25             151   2010
                                                           5.99              7.37             155   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $17.04            $15.00              --   2018
                                                          15.52             17.04              --   2017
                                                          12.86             15.52              --   2016
                                                          13.77             12.86              --   2015
                                                          13.62             13.77              --   2014
                                                          10.21             13.62              --   2013
                                                           9.14             10.21              --   2012
                                                           9.10              9.14              --   2011
                                                           7.32              9.10              --   2010
                                                           5.74              7.32              --   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.85            $10.79         373,739   2018
                                                          10.55             11.85         432,995   2017
                                                          10.21             10.55         502,084   2016
                                                          10.62             10.21         545,759   2015
                                                          10.37             10.62         666,100   2014
                                                           9.28             10.37         767,669   2013
                                                           8.48              9.28         834,176   2012
                                                           8.98              8.48         943,397   2011
                                                           8.43              8.98         988,320   2010
                                                           7.17              8.43       1,056,441   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $15.73            $14.81              --   2018
                                                          13.46             15.73              --   2017
                                                          12.64             13.46              --   2016
                                                          13.27             12.64              --   2015
                                                          12.08             13.27              --   2014
                                                           9.26             12.08              --   2013
                                                           8.20              9.26              --   2012
                                                           8.67              8.20              --   2011
                                                           8.07              8.67              --   2010
                                                           6.29              8.07              --   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $23.72            $23.17              --   2018
                                                          18.08             23.72              --   2017
                                                          18.46             18.08              --   2016
                                                          18.69             18.46              --   2015
                                                          18.46             18.69              --   2014
                                                          13.54             18.46              --   2013
                                                          11.55             13.54              --   2012
                                                          12.54             11.55              --   2011
                                                          10.00             12.54              --   2010
--------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.72            $11.61         20,912    2018
                                                            11.27             12.72         35,210    2017
                                                            11.06             11.27         57,817    2016
                                                            11.20             11.06         60,189    2015
                                                            10.72             11.20         79,532    2014
                                                             9.45             10.72         85,015    2013
                                                             8.54              9.45        114,528    2012
                                                             9.03              8.54        127,077    2011
                                                             8.40              9.03        126,163    2010
                                                             6.92              8.40        125,533    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.74            $12.07             --    2018
                                                            10.33             13.74             --    2017
                                                            10.69             10.33             --    2016
                                                            10.67             10.69             --    2015
                                                            10.44             10.67             --    2014
                                                             8.71             10.44             --    2013
                                                             7.88              8.71             --    2012
                                                            10.55              7.88             --    2011
                                                             9.12             10.55             --    2010
                                                             6.10              9.12             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.27            $15.86             --    2018
                                                            14.93             17.27             --    2017
                                                            13.78             14.93             --    2016
                                                            13.93             13.78             --    2015
                                                            13.06             13.93             --    2014
                                                             9.95             13.06             --    2013
                                                             8.70              9.95             --    2012
                                                             8.41              8.70             --    2011
                                                             7.64              8.41             --    2010
                                                             6.51              7.64             --    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.86            $ 5.91         81,332    2018
                                                             6.44              7.86         78,014    2017
                                                             6.66              6.44        227,299    2016
                                                             6.67              6.66        178,219    2015
                                                             7.30              6.67        169,979    2014
                                                             6.10              7.30        145,205    2013
                                                             5.48              6.10        271,142    2012
                                                             6.97              5.48        252,721    2011
                                                             6.85              6.97        235,036    2010
                                                             5.23              6.85        242,333    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.19            $20.15             --    2018
                                                            15.72             20.19             --    2017
                                                            15.74             15.72             --    2016
                                                            14.56             15.74             --    2015
                                                            13.11             14.56             --    2014
                                                             9.81             13.11             --    2013
                                                             8.62              9.81             --    2012
                                                             9.18              8.62             --    2011
                                                             8.56              9.18             --    2010
                                                             6.40              8.56             --    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.29            $19.57             --    2018
                                                                        15.55             20.29             --    2017
                                                                        15.01             15.55             --    2016
                                                                        15.62             15.01             --    2015
                                                                        16.36             15.62         37,165    2014
                                                                        11.54             16.36             --    2013
                                                                        10.31             11.54             --    2012
                                                                        10.14             10.31             --    2011
                                                                         7.61             10.14             --    2010
                                                                         5.52              7.61             --    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.60            $16.55             --    2018
                                                                        14.17             17.60             --    2017
                                                                        14.20             14.17             --    2016
                                                                        13.86             14.20             --    2015
                                                                        13.11             13.86             --    2014
                                                                         9.59             13.11             --    2013
                                                                        10.00              9.59             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.16            $14.67             --    2018
                                                                        14.96             17.16             --    2017
                                                                        13.11             14.96         83,268    2016
                                                                        14.33             13.11             --    2015
                                                                        13.46             14.33             --    2014
                                                                        10.17             13.46             97    2013
                                                                         8.77             10.17            130    2012
                                                                         9.18              8.77            156    2011
                                                                         8.14              9.18            178    2010
                                                                         6.50              8.14            206    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.23            $14.34        144,495    2018
                                                                        14.70             16.23        125,401    2017
                                                                        13.66             14.70        127,337    2016
                                                                        14.87             13.66             --    2015
                                                                        14.09             14.87             --    2014
                                                                        11.18             14.09             --    2013
                                                                        10.06             11.18             --    2012
                                                                        10.32             10.06             --    2011
                                                                         9.66             10.32             --    2010
                                                                         7.71              9.66             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.98            $13.19        132,165    2018
                                                                        13.86             14.98        136,384    2017
                                                                        12.38             13.86        139,403    2016
                                                                        13.02             12.38        155,076    2015
                                                                        12.27             13.02        197,413    2014
                                                                        10.08             12.27        171,165    2013
                                                                         9.19             10.08        111,882    2012
                                                                         9.54              9.19        118,915    2011
                                                                         8.73              9.54        131,774    2010
                                                                         7.31              8.73        115,589    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $13.04            $10.79         60,025    2018
                                                                        10.89             13.04         62,698    2017
                                                                        11.24             10.89         38,707    2016
                                                                        11.84             11.24        105,216    2015
                                                                        12.12             11.84         72,625    2014
                                                                        10.47             12.12         87,381    2013
                                                                         9.31             10.47         93,426    2012
                                                                        10.26              9.31         74,767    2011
                                                                         9.34             10.26         79,751    2010
                                                                         7.10              9.34        133,379    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.32            $ 9.69              --   2018
                                                                               10.77             12.32              --   2017
                                                                                9.37             10.77              --   2016
                                                                               10.75              9.37              --   2015
                                                                               10.35             10.75              --   2014
                                                                                7.96             10.35              --   2013
                                                                                6.94              7.96              --   2012
                                                                                7.36              6.94              --   2011
                                                                                7.06              7.36              --   2010
                                                                                4.90              7.06              --   2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.52            $10.92          76,040   2018
                                                                               11.39             11.52          72,696   2017
                                                                               11.18             11.39          76,156   2016
                                                                               11.75             11.18          23,537   2015
                                                                               11.66             11.75         124,553   2014
                                                                               13.06             11.66         149,028   2013
                                                                               12.47             13.06         125,455   2012
                                                                               11.44             12.47         141,478   2011
                                                                               11.16             11.44         176,523   2010
                                                                               10.38             11.16         294,706   2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.85            $14.43              --   2018
                                                                               14.27             15.85              --   2017
                                                                               11.85             14.27              --   2016
                                                                               13.04             11.85              --   2015
                                                                               12.72             13.04              --   2014
                                                                                9.18             12.72              --   2013
                                                                                8.30              9.18              --   2012
                                                                                8.74              8.30              --   2011
                                                                                6.98              8.74              --   2010
                                                                                5.59              6.98              --   2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.86            $14.22          33,646   2018
                                                                               15.05             15.86          38,400   2017
                                                                               13.11             15.05          68,787   2016
                                                                               14.32             13.11              --   2015
                                                                               13.39             14.32              --   2014
                                                                                9.97             13.39              --   2013
                                                                                8.98              9.97              --   2012
                                                                                9.47              8.98              --   2011
                                                                                8.63              9.47              --   2010
                                                                                6.76              8.63              --   2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.26            $12.85         958,990   2018
                                                                               12.85             14.26       1,102,592   2017
                                                                               12.69             12.85       1,285,399   2016
                                                                               13.14             12.69       1,485,012   2015
                                                                               13.22             13.14       1,738,944   2014
                                                                               11.84             13.22       1,942,159   2013
                                                                               11.04             11.84       2,167,495   2012
                                                                               11.74             11.04       2,412,100   2011
                                                                               10.97             11.74       2,665,931   2010
                                                                                9.30             10.97       2,773,546   2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.13            $18.17             --    2018
                                                                          14.38             18.13             --    2017
                                                                          13.70             14.38             --    2016
                                                                          13.70             13.70             --    2015
                                                                          12.33             13.70             --    2014
                                                                           9.46             12.33             --    2013
                                                                           8.45              9.46             --    2012
                                                                           8.46              8.45             --    2011
                                                                           7.54              8.46             --    2010
                                                                           6.10              7.54             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.97            $ 9.71             --    2018
                                                                           9.64             11.97             --    2017
                                                                          10.00              9.64             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.47            $12.82         37,457    2018
                                                                          10.38             13.47         75,073    2017
                                                                          10.00             10.38             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.60            $11.30         70,995    2018
                                                                          11.49             11.60         34,920    2017
                                                                          10.81             11.49         36,480    2016
                                                                          11.20             10.81         43,890    2015
                                                                          11.41             11.20        102,816    2014
                                                                          11.26             11.41        120,644    2013
                                                                          10.76             11.26         86,204    2012
                                                                          10.76             10.76            102    2011
                                                                          10.10             10.76            122    2010
                                                                           7.18             10.10         82,443    2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.61            $15.64             --    2018
                                                                          15.97             16.61             --    2017
                                                                          14.30             15.97             --    2016
                                                                          15.07             14.30             --    2015
                                                                          15.08             15.07             --    2014
                                                                          14.48             15.08             --    2013
                                                                          12.99             14.48             --    2012
                                                                          12.69             12.99             --    2011
                                                                          11.37             12.69             --    2010
                                                                           7.65             11.37             --    2009
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           $18.16            $18.35             --    2018
                                                                          14.55             18.16             --    2017
                                                                          14.42             14.55             --    2016
                                                                          13.92             14.42             --    2015
                                                                          13.04             13.92             --    2014
                                                                           9.57             13.04             --    2013
                                                                           8.39              9.57             --    2012
                                                                           9.94              8.39        124,071    2011
                                                                           8.65              9.94        123,444    2010
                                                                           6.87              8.65         96,666    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.61            $15.48        214,579    2018
                                                                         14.67             16.61        254,681    2017
                                                                         14.05             14.67        289,830    2016
                                                                         14.35             14.05        280,313    2015
                                                                         13.37             14.35        286,962    2014
                                                                         11.49             13.37        285,080    2013
                                                                         10.26             11.49        309,048    2012
                                                                         10.94             10.26        283,063    2011
                                                                          9.52             10.94        359,726    2010
                                                                          7.06              9.52        337,988    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.98            $16.38         29,466    2018
                                                                         15.16             17.98         56,387    2017
                                                                         14.43             15.16         41,149    2016
                                                                         14.73             14.43        196,879    2015
                                                                         13.52             14.73        234,229    2014
                                                                         10.58             13.52        337,579    2013
                                                                          9.34             10.58        397,800    2012
                                                                          9.85              9.34            147    2011
                                                                          8.64              9.85            166    2010
                                                                          6.54              8.64            194    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.00            $16.65             --    2018
                                                                         14.94             18.00             --    2017
                                                                         14.92             14.94             --    2016
                                                                         15.14             14.92             --    2015
                                                                         14.02             15.14             --    2014
                                                                         10.40             14.02             --    2013
                                                                          8.72             10.40             --    2012
                                                                          9.19              8.72             --    2011
                                                                          7.99              9.19             --    2010
                                                                          6.03              7.99             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.96            $13.35         35,995    2018
                                                                         13.61             14.96         40,746    2017
                                                                         11.85             13.61             --    2016
                                                                         12.69             11.85        100,325    2015
                                                                         11.99             12.69        113,211    2014
                                                                          9.62             11.99        175,328    2013
                                                                          8.42              9.62        201,712    2012
                                                                          8.58              8.42            130    2011
                                                                          7.65              8.58            153    2010
                                                                          6.04              7.65            175    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.56            $15.55             --    2018
                                                                         15.43             17.56             --    2017
                                                                         13.66             15.43             --    2016
                                                                         14.37             13.66             --    2015
                                                                         13.36             14.37             --    2014
                                                                         10.28             13.36             --    2013
                                                                          8.91             10.28             --    2012
                                                                          9.01              8.91             --    2011
                                                                          8.07              9.01             --    2010
                                                                          6.51              8.07             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $20.45            $22.38              --   2018
                                                                         15.62             20.45              --   2017
                                                                         16.00             15.62              --   2016
                                                                         15.57             16.00          73,995   2015
                                                                         14.26             15.57          36,962   2014
                                                                         10.63             14.26          49,283   2013
                                                                         10.00             10.63          60,977   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $20.25            $19.67              --   2018
                                                                         15.40             20.25              --   2017
                                                                         15.70             15.40              --   2016
                                                                         15.05             15.70              --   2015
                                                                         13.90             15.05              --   2014
                                                                         10.48             13.90              --   2013
                                                                          9.39             10.48              --   2012
                                                                          9.63              9.39              --   2011
                                                                          7.97              9.63              --   2010
                                                                          6.38              7.97              --   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.84            $11.45         151,747   2018
                                                                         11.67             11.84         249,662   2017
                                                                         11.45             11.67         254,627   2016
                                                                         11.83             11.45         251,094   2015
                                                                         11.49             11.83         172,992   2014
                                                                         12.02             11.49         241,156   2013
                                                                         11.67             12.02         244,114   2012
                                                                         11.18             11.67           3,646   2011
                                                                         10.65             11.18             117   2010
                                                                          9.46             10.65             127   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.17            $15.11          52,555   2018
                                                                         15.45             18.17          56,066   2017
                                                                         14.15             15.45          67,098   2016
                                                                         14.75             14.15          66,565   2015
                                                                         14.26             14.75         136,879   2014
                                                                         10.76             14.26         148,311   2013
                                                                          9.63             10.76         181,651   2012
                                                                         11.07              9.63              57   2011
                                                                          8.83             11.07              59   2010
                                                                          6.47              8.83              76   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.53            $13.30              --   2018
                                                                         14.23             16.53              --   2017
                                                                         13.35             14.23              --   2016
                                                                         14.14             13.35              --   2015
                                                                         13.60             14.14              --   2014
                                                                         10.71             13.60              --   2013
                                                                          8.64             10.71              --   2012
                                                                          9.74              8.64              --   2011
                                                                          7.90              9.74              --   2010
                                                                          5.16              7.90              --   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.20            $10.76         414,927   2018
                                                                         11.17             12.20         520,356   2017
                                                                         10.12             11.17         572,418   2016
                                                                         11.06             10.12         704,613   2015
                                                                         11.02             11.06         859,391   2014
                                                                          9.13             11.02         969,661   2013
                                                                          8.12              9.13       1,104,917   2012
                                                                          8.45              8.12       1,225,218   2011
                                                                          7.86              8.45       1,404,345   2010
                                                                          6.18              7.86       1,538,372   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.97            $13.97         974,403   2018
                                                                        13.99             14.97       1,144,888   2017
                                                                        12.57             13.99       1,314,000   2016
                                                                        13.87             12.57       1,618,863   2015
                                                                        13.59             13.87       1,850,267   2014
                                                                        12.23             13.59       2,162,124   2013
                                                                        11.13             12.23       2,500,257   2012
                                                                        11.14             11.13       2,779,975   2011
                                                                        10.13             11.14       3,337,905   2010
                                                                         7.66             10.13       3,692,445   2009
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.98            $12.40              --   2018
                                                                        13.23             13.98              --   2017
                                                                        11.68             13.23              --   2016
                                                                        12.60             11.68              --   2015
                                                                        12.06             12.60              --   2014
                                                                         9.64             12.06              --   2013
                                                                         8.65              9.64              --   2012
                                                                         8.96              8.65         121,502   2011
                                                                         8.26              8.96         135,914   2010
                                                                         6.72              8.26         251,110   2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.08            $10.03              --   2018
                                                                        10.45             12.08              --   2017
                                                                         9.77             10.45              --   2016
                                                                        10.71              9.77              --   2015
                                                                        11.30             10.71              --   2014
                                                                         8.86             11.30              --   2013
                                                                         7.50              8.86              --   2012
                                                                         8.26              7.50              --   2011
                                                                         7.89              8.26              --   2010
                                                                         6.17              7.89              --   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.80            $ 8.71          68,115   2018
                                                                         8.97              8.80          94,704   2017
                                                                         9.19              8.97          75,943   2016
                                                                         9.42              9.19         124,407   2015
                                                                         9.66              9.42         179,538   2014
                                                                         9.90              9.66          92,669   2013
                                                                        10.00              9.90          79,533   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $18.52            $18.14         143,888   2018
                                                                        16.07             18.52         172,336   2017
                                                                        15.79             16.07         176,974   2016
                                                                        16.12             15.79         200,907   2015
                                                                        15.26             16.12         223,432   2014
                                                                        13.06             15.26         262,450   2013
                                                                        11.81             13.06         258,595   2012
                                                                        11.94             11.81         264,957   2011
                                                                        11.32             11.94         297,616   2010
                                                                         9.24             11.32         300,305   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $22.73            $22.56             --    2018
                                                                        17.93             22.73             --    2017
                                                                        18.03             17.93         34,741    2016
                                                                        16.51             18.03         39,445    2015
                                                                        15.60             16.51         52,356    2014
                                                                        12.22             15.60         67,786    2013
                                                                        10.11             12.22         79,881    2012
                                                                        11.14             10.11         68,648    2011
                                                                        10.72             11.14         72,926    2010
                                                                         7.53             10.72        233,149    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.21            $17.13             --    2018
                                                                        16.97             19.21             --    2017
                                                                        17.24             16.97             --    2016
                                                                        18.02             17.24             --    2015
                                                                        15.38             18.02             --    2014
                                                                        10.70             15.38             --    2013
                                                                         9.26             10.70             --    2012
                                                                         9.29              9.26             --    2011
                                                                         7.64              9.29             --    2010
                                                                         5.83              7.64             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.60            $10.31             --    2018
                                                                        10.36             11.60             --    2017
                                                                         9.39             10.36             --    2016
                                                                         9.91              9.39             --    2015
                                                                        10.00              9.91             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.74            $17.23             --    2018
                                                                        15.61             18.74             --    2017
                                                                        14.78             15.61             --    2016
                                                                        15.15             14.78             --    2015
                                                                        14.03             15.15             --    2014
                                                                        10.92             14.03             --    2013
                                                                         9.42             10.92             --    2012
                                                                         9.89              9.42             --    2011
                                                                         9.15              9.89             --    2010
                                                                         7.41              9.15             --    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.82            $13.60        112,303    2018
                                                                        13.56             14.82        126,249    2017
                                                                        12.77             13.56        138,541    2016
                                                                        13.17             12.77        137,575    2015
                                                                        12.47             13.17        146,565    2014
                                                                        10.77             12.47        137,433    2013
                                                                         9.95             10.77        144,309    2012
                                                                        10.04              9.95        157,615    2011
                                                                         9.39             10.04        181,054    2010
                                                                         8.18              9.39        173,978    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $19.55            $19.22             --    2018
                                                                        17.50             19.55             --    2017
                                                                        16.13             17.50             --    2016
                                                                        19.40             16.13             --    2015
                                                                        17.68             19.40             --    2014
                                                                        15.07             17.68             --    2013
                                                                        13.65             15.07             --    2012
                                                                        13.14             13.65             --    2011
                                                                        11.86             13.14             --    2010
                                                                         9.15             11.86             --    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.46            $12.22             --    2018
                                                                                   9.97             12.46             --    2017
                                                                                   9.65              9.97             --    2016
                                                                                  10.00              9.65             --    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $16.02            $14.70             --    2018
                                                                                  12.98             16.02             --    2017
                                                                                  13.64             12.98             --    2016
                                                                                  13.54             13.64             --    2015
                                                                                  12.05             13.54             --    2014
                                                                                   9.55             12.05             --    2013
                                                                                   8.60              9.55             --    2012
                                                                                   8.94              8.60             --    2011
                                                                                   8.40              8.94             --    2010
                                                                                   5.97              8.40             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.31            $ 9.50         58,599    2018
                                                                                   9.70             10.31         65,326    2017
                                                                                   9.47              9.70         82,493    2016
                                                                                   9.66              9.47         83,333    2015
                                                                                   9.16              9.66        103,354    2014
                                                                                   8.33              9.16         79,801    2013
                                                                                   7.61              8.33         94,799    2012
                                                                                   7.78              7.61        100,196    2011
                                                                                   7.07              7.78        117,011    2010
                                                                                   5.96              7.07        124,895    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $15.43            $14.10             --    2018
                                                                                  12.31             15.43             --    2017
                                                                                  12.36             12.31             --    2016
                                                                                  11.92             12.36             --    2015
                                                                                  11.58             11.92             --    2014
                                                                                   8.75             11.58             --    2013
                                                                                   7.72              8.75             --    2012
                                                                                   7.85              7.72             --    2011
                                                                                   6.33              7.85             --    2010
                                                                                   4.90              6.33             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $16.58            $14.01         22,961    2018
                                                                                  12.47             16.58         49,023    2017
                                                                                  12.80             12.47         50,047    2016
                                                                                  12.66             12.80         74,163    2015
                                                                                  12.72             12.66         89,856    2014
                                                                                  10.26             12.72         83,128    2013
                                                                                   8.70             10.26         95,079    2012
                                                                                   9.75              8.70        119,603    2011
                                                                                   8.64              9.75        124,759    2010
                                                                                   6.35              8.64        143,347    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $17.36            $15.56        133,236    2018
                                                                                  15.26             17.36        116,516    2017
                                                                                  14.05             15.26        136,763    2016
                                                                                  13.97             14.05        101,142    2015
                                                                                  12.97             13.97        123,100    2014
                                                                                  10.12             12.97        162,614    2013
                                                                                   8.90             10.12        192,300    2012
                                                                                   9.15              8.90        470,950    2011
                                                                                   8.10              9.15        532,935    2010
                                                                                   6.48              8.10        356,355    2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $17.63            $15.39         20,611    2018
                                                                              15.87             17.63         34,408    2017
                                                                              13.82             15.87         39,504    2016
                                                                              15.09             13.82         68,288    2015
                                                                              13.85             15.09         76,850    2014
                                                                              10.10             13.85        152,627    2013
                                                                               8.80             10.10        194,867    2012
                                                                               9.24              8.80        237,187    2011
                                                                               7.70              9.24        262,956    2010
                                                                               5.76              7.70         54,379    2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.43            $12.39             --    2018
                                                                              12.14             13.43             --    2017
                                                                              11.02             12.14             --    2016
                                                                              12.44             11.02             --    2015
                                                                              12.70             12.44             --    2014
                                                                              13.00             12.70             --    2013
                                                                              11.61             13.00             --    2012
                                                                              11.68             11.61         62,468    2011
                                                                              10.59             11.68             --    2010
                                                                               8.94             10.59             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.41            $14.63         32,991    2018
                                                                              14.82             15.41         26,274    2017
                                                                              13.51             14.82         28,397    2016
                                                                              14.08             13.51         88,164    2015
                                                                              13.97             14.08         61,599    2014
                                                                              13.54             13.97         49,334    2013
                                                                              12.14             13.54         47,784    2012
                                                                              12.05             12.14         85,921    2011
                                                                              10.79             12.05        100,931    2010
                                                                               7.88             10.79         77,094    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.23            $16.41         29,972    2018
                                                                              16.21             17.23         23,638    2017
                                                                              16.50             16.21         26,047    2016
                                                                              17.16             16.50             --    2015
                                                                              14.18             17.16             --    2014
                                                                              16.70             14.18             73    2013
                                                                              16.40             16.70             64    2012
                                                                              13.15             16.40             67    2011
                                                                              12.08             13.15            100    2010
                                                                              12.95             12.08         67,316    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.98            $10.75         49,253    2018
                                                                              11.11             10.98         41,105    2017
                                                                              11.23             11.11         42,716    2016
                                                                              11.48             11.23        110,690    2015
                                                                              11.66             11.48        334,621    2014
                                                                              11.97             11.66        362,514    2013
                                                                              11.60             11.97        333,388    2012
                                                                              11.76             11.60        369,211    2011
                                                                              11.45             11.76        412,808    2010
                                                                              10.35             11.45        576,205    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.83            $13.42        133,397    2018
                                                                 13.51             13.83        205,412    2017
                                                                 13.49             13.51        217,966    2016
                                                                 13.76             13.49        263,626    2015
                                                                 13.53             13.76        171,079    2014
                                                                 14.15             13.53        231,557    2013
                                                                 13.24             14.15        209,301    2012
                                                                 13.09             13.24        265,711    2011
                                                                 12.42             13.09        310,937    2010
                                                                 11.16             12.42        165,856    2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.31            $16.84             --    2018
                                                                 14.47             18.31             --    2017
                                                                 14.65             14.47             --    2016
                                                                 14.18             14.65             --    2015
                                                                 13.63             14.18             --    2014
                                                                 10.80             13.63             77    2013
                                                                 10.01             10.80             98    2012
                                                                 10.74             10.01            110    2011
                                                                 10.26             10.74            122    2010
                                                                  6.68             10.26            131    2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $21.80            $21.01             --    2018
                                                                 16.41             21.80             --    2017
                                                                 17.05             16.41             --    2016
                                                                 15.74             17.05             --    2015
                                                                 14.72             15.74             --    2014
                                                                 11.01             14.72             --    2013
                                                                  9.75             11.01             --    2012
                                                                 10.00              9.75             --    2011
                                                                  9.20             10.00             --    2010
                                                                  6.61              9.20             --    2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 6.87            $ 5.47        117,234    2018
                                                                  7.08              6.87         91,028    2017
                                                                  5.81              7.08         57,995    2016
                                                                  8.38              5.81         40,306    2015
                                                                 10.71              8.38         34,719    2014
                                                                 10.00             10.71         32,675    2013
                                                                 10.56             10.00         32,642    2012
                                                                 13.42             10.56             26    2011
                                                                 10.79             13.42             24    2010
                                                                  6.27             10.79         38,904    2009
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $27.19            $26.04             --    2018
                                                                 21.26             27.19             --    2017
                                                                 20.56             21.26             --    2016
                                                                 19.47             20.56             --    2015
                                                                 17.00             19.47             --    2014
                                                                 12.94             17.00             --    2013
                                                                 11.36             12.94             --    2012
                                                                 11.40             11.36             --    2011
                                                                  9.86             11.40             --    2010
                                                                  6.65              9.86             --    2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.28            $10.85            --     2018
                                                                11.20             11.28            --     2017
                                                                11.15             11.20            --     2016
                                                                11.48             11.15            --     2015
                                                                11.19             11.48            --     2014
                                                                11.63             11.19            --     2013
                                                                11.28             11.63            --     2012
                                                                10.78             11.28            --     2011
                                                                10.28             10.78            --     2010
                                                                 9.77             10.28            --     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.78            $19.73            --     2018
                                                                16.60             20.78            --     2017
                                                                16.61             16.60            --     2016
                                                                16.48             16.61            --     2015
                                                                14.81             16.48            --     2014
                                                                11.26             14.81            --     2013
                                                                 9.55             11.26            --     2012
                                                                 9.74              9.55            --     2011
                                                                 8.95              9.74            --     2010
                                                                 6.61              8.95            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.29            $16.82        18,698     2018
                                                                17.71             18.29        22,251     2017
                                                                16.81             17.71        24,058     2016
                                                                16.48             16.81        28,693     2015
                                                                12.81             16.48        34,952     2014
                                                                12.80             12.81        80,555     2013
                                                                11.23             12.80        25,608     2012
                                                                10.48             11.23        31,585     2011
                                                                 8.33             10.48        39,336     2010
                                                                 6.29              8.33        50,065     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.93            $17.59            --     2018
                                                                15.97             18.93            --     2017
                                                                14.67             15.97            --     2016
                                                                14.87             14.67            --     2015
                                                                13.46             14.87            --     2014
                                                                10.46             13.46            58     2013
                                                                 9.26             10.46            76     2012
                                                                 9.34              9.26            89     2011
                                                                 8.33              9.34         1,522     2010
                                                                 6.76              8.33         1,627     2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.03            $15.88            --     2018
                                                                16.40             18.03            --     2017
                                                                13.58             16.40            --     2016
                                                                14.52             13.58            --     2015
                                                                14.35             14.52            --     2014
                                                                10.75             14.35            --     2013
                                                                 9.61             10.75            --     2012
                                                                 9.56              9.61            --     2011
                                                                 7.68              9.56            --     2010
                                                                 6.02              7.68            --     2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $13.19            $12.01       2,083,853   2018
                                                       11.73             13.19       2,422,294   2017
                                                       11.33             11.73       2,857,708   2016
                                                       11.77             11.33       3,348,040   2015
                                                       11.49             11.77       4,006,404   2014
                                                       10.27             11.49       4,816,509   2013
                                                        9.38             10.27       5,557,408   2012
                                                        9.92              9.38       6,186,966   2011
                                                        9.30              9.92       6,897,895   2010
                                                        7.91              9.30       7,507,934   2009
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $17.88            $16.85              --   2018
                                                       15.29             17.88              --   2017
                                                       14.34             15.29              --   2016
                                                       15.04             14.34              --   2015
                                                       13.67             15.04              --   2014
                                                       10.47             13.67              --   2013
                                                        9.27             10.47              --   2012
                                                        9.78              9.27              --   2011
                                                        9.10              9.78              --   2010
                                                        7.08              9.10              --   2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $23.90            $23.37              --   2018
                                                       18.20             23.90              --   2017
                                                       18.56             18.20              --   2016
                                                       18.77             18.56              --   2015
                                                       18.53             18.77              --   2014
                                                       13.58             18.53              --   2013
                                                       11.56             13.58              --   2012
                                                       12.55             11.56              --   2011
                                                       10.00             12.55              --   2010
-----------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.22            $12.16         174,863   2018
                                                            11.63             13.22         195,472   2017
                                                            11.32             11.63         226,323   2016
                                                            11.37             11.32         277,105   2015
                                                            10.80             11.37         346,753   2014
                                                             9.45             10.80         362,313   2013
                                                             8.48              9.45         440,277   2012
                                                             8.90              8.48         478,535   2011
                                                             8.21              8.90         489,019   2010
                                                             6.71              8.21         470,751   2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.23            $10.82           4,885   2018
                                                             9.13             12.23           5,009   2017
                                                             9.37              9.13           6,509   2016
                                                             9.28              9.37           6,509   2015
                                                             9.01              9.28           7,236   2014
                                                             7.46              9.01          12,865   2013
                                                             6.70              7.46          14,801   2012
                                                             8.90              6.70          19,012   2011
                                                             7.63              8.90          18,513   2010
                                                             5.07              7.63          17,610   2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.12            $14.92           5,908   2018
                                                            13.83             16.12           6,299   2017
                                                            12.66             13.83           5,782   2016
                                                            12.70             12.66           7,732   2015
                                                            11.82             12.70           9,935   2014
                                                             8.93             11.82           8,473   2013
                                                             7.75              8.93           7,085   2012
                                                             7.44              7.75           7,542   2011
                                                             6.71              7.44          10,611   2010
                                                             5.67              6.71          11,667   2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.04            $ 5.33         861,646   2018
                                                             5.73              7.04         799,597   2017
                                                             5.87              5.73       2,095,576   2016
                                                             5.84              5.87       1,512,609   2015
                                                             6.35              5.84       1,375,179   2014
                                                             5.26              6.35       1,096,198   2013
                                                             4.69              5.26       2,120,824   2012
                                                             5.92              4.69       1,687,918   2011
                                                             5.77              5.92       1,492,437   2010
                                                             4.37              5.77       1,484,673   2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $19.55            $19.66              --   2018
                                                            15.10             19.55              --   2017
                                                            15.01             15.10              --   2016
                                                            13.78             15.01              --   2015
                                                            12.31             13.78              --   2014
                                                             9.14             12.31              --   2013
                                                             7.97              9.14              --   2012
                                                             8.42              7.97              --   2011
                                                             7.80              8.42              --   2010
                                                             5.79              7.80              --   2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.51            $19.94           4,437   2018
                                                                        15.60             20.51           4,820   2017
                                                                        14.94             15.60           5,854   2016
                                                                        15.43             14.94           6,158   2015
                                                                        16.03             15.43         283,178   2014
                                                                        11.22             16.03           8,134   2013
                                                                         9.95             11.22           8,111   2012
                                                                         9.71              9.95           8,326   2011
                                                                         7.23              9.71          11,172   2010
                                                                         5.21              7.23          13,674   2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.38            $17.42              46   2018
                                                                        14.69             18.38              55   2017
                                                                        14.61             14.69              61   2016
                                                                        14.15             14.61              66   2015
                                                                        13.28             14.15           2,885   2014
                                                                         9.64             13.28           3,292   2013
                                                                        10.00              9.64           4,683   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.97            $14.62          48,684   2018
                                                                        14.68             16.97          50,017   2017
                                                                        12.77             14.68         739,656   2016
                                                                        13.85             12.77          63,108   2015
                                                                        12.91             13.85          74,502   2014
                                                                         9.68             12.91          82,628   2013
                                                                         8.28              9.68          63,852   2012
                                                                         8.61              8.28          85,727   2011
                                                                         7.57              8.61          90,040   2010
                                                                         6.00              7.57          85,516   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.00            $13.35       1,338,269   2018
                                                                        13.48             15.00       1,116,108   2017
                                                                        12.44             13.48       1,130,068   2016
                                                                        13.42             12.44          11,086   2015
                                                                        12.63             13.42          11,080   2014
                                                                         9.94             12.63          13,127   2013
                                                                         8.88              9.94          16,272   2012
                                                                         9.04              8.88           9,923   2011
                                                                         8.39              9.04           6,524   2010
                                                                         6.65              8.39           5,745   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $16.23            $14.41         154,763   2018
                                                                        14.91             16.23         145,932   2017
                                                                        13.21             14.91         143,467   2016
                                                                        13.79             13.21         189,414   2015
                                                                        12.90             13.79         178,961   2014
                                                                        10.51             12.90         171,238   2013
                                                                         9.51             10.51         153,314   2012
                                                                         9.80              9.51         178,827   2011
                                                                         8.90              9.80         170,769   2010
                                                                         7.39              8.90         165,206   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $11.10            $ 9.25         660,748   2018
                                                                         9.20             11.10         683,568   2017
                                                                         9.42              9.20         523,091   2016
                                                                         9.84              9.42         974,113   2015
                                                                        10.01              9.84         668,454   2014
                                                                         8.57             10.01         719,501   2013
                                                                         7.57              8.57         811,281   2012
                                                                         8.28              7.57         661,849   2011
                                                                         7.48              8.28         657,525   2010
                                                                         5.64              7.48         982,624   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.36            $ 9.80              --   2018
                                                                               10.72             12.36              --   2017
                                                                                9.25             10.72              --   2016
                                                                               10.53              9.25              --   2015
                                                                               10.07             10.53              --   2014
                                                                                7.69             10.07              --   2013
                                                                                6.65              7.69              --   2012
                                                                                7.00              6.65              --   2011
                                                                                6.66              7.00              --   2010
                                                                                4.58              6.66              --   2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.68            $11.16         567,224   2018
                                                                               11.46             11.68         556,489   2017
                                                                               11.17             11.46         584,964   2016
                                                                               11.65             11.17         207,294   2015
                                                                               11.47             11.65         921,273   2014
                                                                               12.75             11.47       1,029,467   2013
                                                                               12.08             12.75         976,133   2012
                                                                               11.00             12.08         953,392   2011
                                                                               10.65             11.00       1,132,496   2010
                                                                                9.83             10.65       1,842,000   2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.29            $15.86           1,676   2018
                                                                               15.45             17.29           1,828   2017
                                                                               12.73             15.45           2,051   2016
                                                                               13.90             12.73           6,582   2015
                                                                               13.46             13.90           6,935   2014
                                                                                9.63             13.46           6,986   2013
                                                                                8.65              9.63           4,719   2012
                                                                                9.04              8.65           6,077   2011
                                                                                7.16              9.04           6,086   2010
                                                                                5.69              7.16           9,044   2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.02            $13.57         316,746   2018
                                                                               14.15             15.02         350,541   2017
                                                                               12.22             14.15         620,545   2016
                                                                               13.25             12.22          12,221   2015
                                                                               12.30             13.25          16,285   2014
                                                                                9.09             12.30          26,240   2013
                                                                                8.12              9.09          19,155   2012
                                                                                8.50              8.12          42,403   2011
                                                                                7.69              8.50          37,592   2010
                                                                                5.97              7.69          35,449   2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $12.84            $11.66       3,551,171   2018
                                                                               11.49             12.84       4,159,545   2017
                                                                               11.26             11.49       4,787,460   2016
                                                                               11.57             11.26       5,332,125   2015
                                                                               11.54             11.57       6,110,765   2014
                                                                               10.26             11.54       6,827,143   2013
                                                                                9.49             10.26       8,222,122   2012
                                                                               10.02              9.49       9,154,831   2011
                                                                                9.29             10.02       9,634,041   2010
                                                                                7.82              9.29       9,029,525   2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.02            $18.20             --    2018
                                                                          14.18             18.02             --    2017
                                                                          13.41             14.18             --    2016
                                                                          13.31             13.41             --    2015
                                                                          11.88             13.31             --    2014
                                                                           9.05             11.88             --    2013
                                                                           8.02              9.05             --    2012
                                                                           7.97              8.02             --    2011
                                                                           7.05              7.97             --    2010
                                                                           5.66              7.05             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.12            $ 9.91         14,002    2018
                                                                           9.69             12.12         17,505    2017
                                                                          10.00              9.69         26,274    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.64            $13.09        355,262    2018
                                                                          10.43             13.64        661,945    2017
                                                                          10.00             10.43         37,800    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.42            $12.20        537,193    2018
                                                                          12.21             12.42        363,571    2017
                                                                          11.40             12.21        287,266    2016
                                                                          11.72             11.40        380,829    2015
                                                                          11.85             11.72        765,774    2014
                                                                          11.61             11.85        803,695    2013
                                                                          11.01             11.61        592,405    2012
                                                                          10.92             11.01         42,583    2011
                                                                          10.18             10.92         40,088    2010
                                                                           7.17             10.18        513,191    2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.89            $16.03          5,681    2018
                                                                          16.12             16.89         10,269    2017
                                                                          14.32             16.12         10,151    2016
                                                                          14.97             14.32         26,237    2015
                                                                          14.87             14.97         27,764    2014
                                                                          14.17             14.87         29,522    2013
                                                                          12.62             14.17         29,104    2012
                                                                          12.23             12.62         56,570    2011
                                                                          10.88             12.23         61,258    2010
                                                                           7.26             10.88         59,827    2009
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           $15.93            $16.21         13,623    2018
                                                                          12.66             15.93         16,198    2017
                                                                          12.45             12.66         19,565    2016
                                                                          11.93             12.45         21,717    2015
                                                                          11.09             11.93         25,404    2014
                                                                           8.08             11.09         28,138    2013
                                                                           7.02              8.08         36,576    2012
                                                                           8.26              7.02        920,300    2011
                                                                           7.14              8.26        859,389    2010
                                                                           5.62              7.14        561,590    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.04            $15.07         465,164   2018
                                                                         14.05             16.04         491,143   2017
                                                                         13.36             14.05         515,746   2016
                                                                         13.55             13.36         565,895   2015
                                                                         12.53             13.55         619,880   2014
                                                                         10.68             12.53         667,499   2013
                                                                          9.46             10.68         731,656   2012
                                                                         10.01              9.46         716,158   2011
                                                                          8.65             10.01         642,265   2010
                                                                          6.36              8.65         700,069   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.27            $14.93         439,407   2018
                                                                         13.61             16.27         718,857   2017
                                                                         12.85             13.61         574,878   2016
                                                                         13.02             12.85       1,975,252   2015
                                                                         11.86             13.02       2,223,353   2014
                                                                          9.22             11.86       2,696,573   2013
                                                                          8.07              9.22       3,308,940   2012
                                                                          8.45              8.07         299,245   2011
                                                                          7.35              8.45         300,641   2010
                                                                          5.52              7.35         331,324   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $17.25            $16.08              --   2018
                                                                         14.21             17.25              --   2017
                                                                         14.08             14.21              --   2016
                                                                         14.18             14.08              --   2015
                                                                         13.04             14.18              --   2014
                                                                          9.59             13.04           1,074   2013
                                                                          7.98              9.59           1,272   2012
                                                                          8.35              7.98           1,341   2011
                                                                          7.20              8.35           1,364   2010
                                                                          5.39              7.20              --   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.38            $12.93         425,010   2018
                                                                         12.99             14.38         477,967   2017
                                                                         11.22             12.99         136,146   2016
                                                                         11.92             11.22       1,001,999   2015
                                                                         11.18             11.92       1,072,506   2014
                                                                          8.90             11.18       1,418,979   2013
                                                                          7.73              8.90       1,645,222   2012
                                                                          7.82              7.73          83,718   2011
                                                                          6.92              7.82          74,212   2010
                                                                          5.42              6.92          59,924   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.05            $14.33          52,428   2018
                                                                         14.00             16.05          55,644   2017
                                                                         12.30             14.00          60,681   2016
                                                                         12.84             12.30          68,584   2015
                                                                         11.85             12.84          81,352   2014
                                                                          9.05             11.85          99,238   2013
                                                                          7.78              9.05          25,875   2012
                                                                          7.81              7.78          59,456   2011
                                                                          6.94              7.81          52,008   2010
                                                                          5.56              6.94          46,742   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.40            $23.60           6,841   2018
                                                                         16.22             21.40          10,477   2017
                                                                         16.49             16.22          14,750   2016
                                                                         15.93             16.49         528,955   2015
                                                                         14.47             15.93         243,250   2014
                                                                         10.71             14.47         288,728   2013
                                                                         10.00             10.71         371,550   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.11            $16.74           6,265   2018
                                                                         12.91             17.11           7,479   2017
                                                                         13.06             12.91           9,469   2016
                                                                         12.43             13.06          10,151   2015
                                                                         11.39             12.43          11,211   2014
                                                                          8.52             11.39          13,035   2013
                                                                          7.58              8.52           3,847   2012
                                                                          7.71              7.58           4,232   2011
                                                                          6.33              7.71           4,544   2010
                                                                          5.03              6.33           6,477   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.83            $12.51       1,133,084   2018
                                                                         12.55             12.83       1,753,163   2017
                                                                         12.22             12.55       1,973,922   2016
                                                                         12.54             12.22       1,917,027   2015
                                                                         12.08             12.54       1,287,543   2014
                                                                         12.55             12.08       1,637,853   2013
                                                                         12.09             12.55       1,864,968   2012
                                                                         11.49             12.09         166,082   2011
                                                                         10.86             11.49         183,371   2010
                                                                          9.57             10.86         170,347   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.46            $14.62         523,643   2018
                                                                         14.73             17.46         544,267   2017
                                                                         13.39             14.73         631,807   2016
                                                                         13.85             13.39         548,549   2015
                                                                         13.29             13.85       1,070,934   2014
                                                                          9.95             13.29       1,025,671   2013
                                                                          8.83              9.95       1,324,584   2012
                                                                         10.08              8.83          57,324   2011
                                                                          7.98             10.08          51,325   2010
                                                                          5.81              7.98          61,387   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $15.82            $12.82             172   2018
                                                                         13.51             15.82             155   2017
                                                                         12.58             13.51             156   2016
                                                                         13.22             12.58             162   2015
                                                                         12.62             13.22             160   2014
                                                                          9.86             12.62             162   2013
                                                                          7.90              9.86             177   2012
                                                                          8.83              7.90              --   2011
                                                                          7.11              8.83              --   2010
                                                                          4.60              7.11              --   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.97            $11.52         646,585   2018
                                                                         11.78             12.97         790,511   2017
                                                                         10.59             11.78         894,779   2016
                                                                         11.49             10.59       1,084,184   2015
                                                                         11.36             11.49       1,207,646   2014
                                                                          9.34             11.36       1,412,008   2013
                                                                          8.24              9.34       1,699,078   2012
                                                                          8.51              8.24       1,968,811   2011
                                                                          7.85              8.51       2,140,575   2010
                                                                          6.13              7.85       2,332,161   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $14.27            $13.43       1,537,208   2018
                                                                        13.24             14.27       1,804,268   2017
                                                                        11.81             13.24       2,001,747   2016
                                                                        12.93             11.81       2,347,493   2015
                                                                        12.57             12.93       2,677,827   2014
                                                                        11.22             12.57       2,983,901   2013
                                                                        10.14             11.22       3,541,547   2012
                                                                        10.07             10.14       4,059,428   2011
                                                                         9.09             10.07       4,629,096   2010
                                                                         6.82              9.09       4,967,317   2009
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.35            $11.93          21,413   2018
                                                                        12.54             13.35          24,624   2017
                                                                        10.99             12.54          34,341   2016
                                                                        11.76             10.99          34,976   2015
                                                                        11.17             11.76          38,873   2014
                                                                         8.86             11.17          59,378   2013
                                                                         7.89              8.86          85,253   2012
                                                                         8.11              7.89         900,096   2011
                                                                         7.42              8.11         934,204   2010
                                                                         5.99              7.42       1,357,689   2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.47            $ 9.60          34,437   2018
                                                                         9.85             11.47          36,957   2017
                                                                         9.14              9.85          40,196   2016
                                                                         9.94              9.14          46,973   2015
                                                                        10.41              9.94          48,116   2014
                                                                         8.09             10.41          49,114   2013
                                                                         6.80              8.09          56,543   2012
                                                                         7.44              6.80          68,259   2011
                                                                         7.04              7.44          65,637   2010
                                                                         5.47              7.04          62,077   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.17            $ 9.14         137,837   2018
                                                                         9.28              9.17         252,769   2017
                                                                         9.43              9.28         147,455   2016
                                                                         9.60              9.43         220,602   2015
                                                                         9.76              9.60         180,108   2014
                                                                         9.93              9.76         210,748   2013
                                                                        10.00              9.93         210,357   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.43            $17.20         533,047   2018
                                                                        15.01             17.43         537,183   2017
                                                                        14.63             15.01         574,843   2016
                                                                        14.83             14.63         615,650   2015
                                                                        13.93             14.83         687,764   2014
                                                                        11.83             13.93         783,070   2013
                                                                        10.62             11.83         930,209   2012
                                                                        10.66             10.62       1,015,601   2011
                                                                        10.03             10.66       1,044,874   2010
                                                                         8.12             10.03         957,938   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.59            $17.58          17,380   2018
                                                                        13.76             17.59          23,698   2017
                                                                        13.73             13.76         359,719   2016
                                                                        12.48             13.73         383,609   2015
                                                                        11.70             12.48         483,305   2014
                                                                         9.10             11.70         559,503   2013
                                                                         7.47              9.10         702,869   2012
                                                                         8.17              7.47         716,444   2011
                                                                         7.80              8.17         717,496   2010
                                                                         5.44              7.80       1,677,193   2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.00            $17.97           3,068   2018
                                                                        17.54             20.00           3,272   2017
                                                                        17.67             17.54           3,370   2016
                                                                        18.34             17.67           3,546   2015
                                                                        15.53             18.34           3,626   2014
                                                                        10.72             15.53           3,033   2013
                                                                         9.21             10.72           5,152   2012
                                                                         9.17              9.21           7,219   2011
                                                                         7.48              9.17           8,001   2010
                                                                         5.67              7.48          14,107   2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.88            $10.64              --   2018
                                                                        10.52             11.88              --   2017
                                                                         9.47             10.52              --   2016
                                                                         9.92              9.47              --   2015
                                                                        10.00              9.92              --   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.31            $16.05              --   2018
                                                                        14.32             17.31              --   2017
                                                                        13.45             14.32              --   2016
                                                                        13.68             13.45              --   2015
                                                                        12.57             13.68              --   2014
                                                                         9.71             12.57              --   2013
                                                                         8.31              9.71              --   2012
                                                                         8.67              8.31              --   2011
                                                                         7.95              8.67              --   2010
                                                                         6.39              7.95              --   2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.59            $13.50         267,564   2018
                                                                        13.25             14.59         303,826   2017
                                                                        12.39             13.25         349,041   2016
                                                                        12.68             12.39         281,830   2015
                                                                        11.91             12.68         360,292   2014
                                                                        10.21             11.91         447,134   2013
                                                                         9.36             10.21         498,715   2012
                                                                         9.37              9.36         415,482   2011
                                                                         8.70              9.37         456,089   2010
                                                                         7.52              8.70         446,053   2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $13.75            $13.62           8,443   2018
                                                                        12.22             13.75           9,827   2017
                                                                        11.17             12.22          11,740   2016
                                                                        13.33             11.17          17,466   2015
                                                                        12.06             13.33          16,827   2014
                                                                        10.21             12.06          26,838   2013
                                                                         9.17             10.21          41,693   2012
                                                                         8.76              9.17          55,554   2011
                                                                         7.85              8.76          61,096   2010
                                                                         6.01              7.85          57,224   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.72            $12.58              --   2018
                                                                                  10.10             12.72              --   2017
                                                                                   9.71             10.10              --   2016
                                                                                  10.00              9.71              --   2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $14.90            $13.77          19,662   2018
                                                                                  11.98             14.90          21,604   2017
                                                                                  12.49             11.98          21,976   2016
                                                                                  12.31             12.49          40,820   2015
                                                                                  10.87             12.31          46,822   2014
                                                                                   8.55             10.87          54,533   2013
                                                                                   7.64              8.55          60,182   2012
                                                                                   7.88              7.64          79,756   2011
                                                                                   7.34              7.88          81,262   2010
                                                                                   5.18              7.34          71,727   2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.10            $ 9.37         202,865   2018
                                                                                   9.43             10.10         268,523   2017
                                                                                   9.13              9.43         304,426   2016
                                                                                   9.24              9.13         274,150   2015
                                                                                   8.70              9.24         226,760   2014
                                                                                   7.85              8.70         226,962   2013
                                                                                   7.12              7.85         266,745   2012
                                                                                   7.22              7.12         232,169   2011
                                                                                   6.51              7.22         240,256   2010
                                                                                   5.45              6.51         223,322   2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $16.20            $14.91              --   2018
                                                                                  12.83             16.20              --   2017
                                                                                  12.78             12.83              --   2016
                                                                                  12.23             12.78              --   2015
                                                                                  11.79             12.23              --   2014
                                                                                   8.84             11.79              --   2013
                                                                                   7.74              8.84              --   2012
                                                                                   7.81              7.74              --   2011
                                                                                   6.25              7.81              --   2010
                                                                                   4.81              6.25              --   2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $15.89            $13.53         348,537   2018
                                                                                  11.86             15.89         539,784   2017
                                                                                  12.08             11.86         575,564   2016
                                                                                  11.86             12.08         754,064   2015
                                                                                  11.82             11.86         872,669   2014
                                                                                   9.47             11.82         728,806   2013
                                                                                   7.96              9.47         761,455   2012
                                                                                   8.86              7.96         975,350   2011
                                                                                   7.79              8.86         959,662   2010
                                                                                   5.68              7.79         908,507   2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $16.76            $15.14       1,188,259   2018
                                                                                  14.61             16.76       1,044,090   2017
                                                                                  13.36             14.61       1,160,353   2016
                                                                                  13.18             13.36         897,524   2015
                                                                                  12.14             13.18       1,039,036   2014
                                                                                   9.40             12.14       1,205,483   2013
                                                                                   8.20              9.40       1,452,802   2012
                                                                                   8.37              8.20       3,054,378   2011
                                                                                   7.35              8.37       3,283,032   2010
                                                                                   5.84              7.35       1,993,894   2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $19.24            $16.92         183,892   2018
                                                                              17.18             19.24         277,444   2017
                                                                              14.85             17.18         341,588   2016
                                                                              16.09             14.85         483,176   2015
                                                                              14.66             16.09         519,700   2014
                                                                              10.60             14.66         908,745   2013
                                                                               9.17             10.60       1,191,064   2012
                                                                               9.55              9.17       1,389,903   2011
                                                                               7.90              9.55       1,461,939   2010
                                                                               5.87              7.90         354,302   2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.28            $12.34          22,024   2018
                                                                              11.92             13.28          21,762   2017
                                                                              10.74             11.92          26,679   2016
                                                                              12.03             10.74          29,246   2015
                                                                              12.18             12.03          28,958   2014
                                                                              12.38             12.18          36,082   2013
                                                                              10.97             12.38          45,923   2012
                                                                              10.95             10.97          24,763   2011
                                                                               9.85             10.95          29,908   2010
                                                                               8.26              9.85          25,554   2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.79            $15.10         271,876   2018
                                                                              15.06             15.79         267,839   2017
                                                                              13.63             15.06         261,529   2016
                                                                              14.09             13.63         719,012   2015
                                                                              13.87             14.09         486,579   2014
                                                                              13.35             13.87         377,188   2013
                                                                              11.88             13.35         402,155   2012
                                                                              11.70             11.88         588,856   2011
                                                                              10.39             11.70         640,324   2010
                                                                               7.54             10.39         484,636   2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.82            $16.14         276,221   2018
                                                                              15.70             16.82         240,514   2017
                                                                              15.87             15.70         238,572   2016
                                                                              16.37             15.87          25,655   2015
                                                                              13.43             16.37          35,172   2014
                                                                              15.69             13.43          49,182   2013
                                                                              15.29             15.69          57,098   2012
                                                                              12.16             15.29          65,980   2011
                                                                              11.09             12.16          83,851   2010
                                                                              11.80             11.09         506,760   2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.20            $11.05         582,432   2018
                                                                              11.24             11.20         602,118   2017
                                                                              11.28             11.24         593,765   2016
                                                                              11.44             11.28       1,046,783   2015
                                                                              11.53             11.44       2,604,448   2014
                                                                              11.75             11.53       2,686,796   2013
                                                                              11.29             11.75       2,780,932   2012
                                                                              11.36             11.29       3,197,349   2011
                                                                              10.98             11.36       3,288,818   2010
                                                                               9.85             10.98       3,864,602   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.84            $13.53       1,416,692   2018
                                                                 13.42             13.84       1,951,473   2017
                                                                 13.30             13.42       2,195,671   2016
                                                                 13.47             13.30       2,429,778   2015
                                                                 13.14             13.47       1,801,415   2014
                                                                 13.63             13.14       2,230,849   2013
                                                                 12.65             13.63       2,273,898   2012
                                                                 12.42             12.65       2,610,198   2011
                                                                 11.69             12.42       2,751,432   2010
                                                                 10.43             11.69       1,908,991   2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $16.87            $15.63           6,550   2018
                                                                 13.23             16.87           8,356   2017
                                                                 13.29             13.23          13,851   2016
                                                                 12.77             13.29          14,821   2015
                                                                 12.18             12.77          16,789   2014
                                                                  9.58             12.18          19,181   2013
                                                                  8.81              9.58          23,441   2012
                                                                  9.38              8.81          26,270   2011
                                                                  8.89              9.38          26,372   2010
                                                                  5.75              8.89          37,141   2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $21.17            $20.57              --   2018
                                                                 15.82             21.17             152   2017
                                                                 16.31             15.82             177   2016
                                                                 14.94             16.31             176   2015
                                                                 13.87             14.94             196   2014
                                                                 10.29             13.87             231   2013
                                                                  9.05             10.29             272   2012
                                                                  9.21              9.05             280   2011
                                                                  8.41              9.21             279   2010
                                                                  6.00              8.41           1,534   2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 5.47            $ 4.39       1,427,785   2018
                                                                  5.59              5.47       1,142,476   2017
                                                                  4.56              5.59         718,215   2016
                                                                  6.52              4.56         585,613   2015
                                                                  8.27              6.52         492,029   2014
                                                                  7.66              8.27         413,832   2013
                                                                  8.03              7.66         417,285   2012
                                                                 10.13              8.03         233,392   2011
                                                                  8.08             10.13         209,651   2010
                                                                  4.66              8.08         364,069   2009
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $24.37            $23.52              --   2018
                                                                 18.90             24.37              --   2017
                                                                 18.15             18.90              --   2016
                                                                 17.05             18.15              --   2015
                                                                 14.77             17.05              --   2014
                                                                 11.16             14.77              --   2013
                                                                  9.73             11.16              --   2012
                                                                  9.68              9.73              --   2011
                                                                  8.31              9.68              --   2010
                                                                  5.56              8.31              --   2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.67            $11.31         12,696    2018
                                                                11.50             11.67         16,508    2017
                                                                11.36             11.50         16,913    2016
                                                                11.61             11.36         17,198    2015
                                                                11.23             11.61         19,884    2014
                                                                11.58             11.23         21,728    2013
                                                                11.15             11.58         27,265    2012
                                                                10.58             11.15         41,666    2011
                                                                10.00             10.58         54,322    2010
                                                                 9.43             10.00         49,735    2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.54            $19.65             --    2018
                                                                16.28             20.54             --    2017
                                                                16.16             16.28             --    2016
                                                                15.92             16.16             --    2015
                                                                14.20             15.92             --    2014
                                                                10.71             14.20             --    2013
                                                                 9.01             10.71             --    2012
                                                                 9.12              9.01             --    2011
                                                                 8.32              9.12             --    2010
                                                                 6.10              8.32             --    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.64            $16.35        190,410    2018
                                                                16.95             17.64        189,911    2017
                                                                15.97             16.95        202,444    2016
                                                                15.53             15.97        247,459    2015
                                                                11.98             15.53        289,766    2014
                                                                11.88             11.98        592,198    2013
                                                                10.35             11.88        217,493    2012
                                                                 9.58             10.35        225,894    2011
                                                                 7.56              9.58        262,716    2010
                                                                 5.66              7.56        350,456    2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.86            $16.73          2,909    2018
                                                                14.96             17.86          7,414    2017
                                                                13.63             14.96         10,135    2016
                                                                13.72             13.63         11,733    2015
                                                                12.32             13.72         15,032    2014
                                                                 9.50             12.32         15,916    2013
                                                                 8.35              9.50         19,074    2012
                                                                 8.35              8.35         31,449    2011
                                                                 7.40              8.35         35,885    2010
                                                                 5.96              7.40         54,158    2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.94            $16.81          4,122    2018
                                                                17.10             18.94          4,170    2017
                                                                14.05             17.10          4,580    2016
                                                                14.91             14.05          6,373    2015
                                                                14.62             14.91          6,799    2014
                                                                10.86             14.62          8,445    2013
                                                                 9.65             10.86         11,904    2012
                                                                 9.51              9.65         14,326    2011
                                                                 7.59              9.51         15,376    2010
                                                                 5.90              7.59         17,712    2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.17            $11.17       4,228,237   2018
                                                       10.74             12.17       5,065,945   2017
                                                       10.30             10.74       5,958,009   2016
                                                       10.62             10.30       6,652,076   2015
                                                       10.28             10.62       7,797,425   2014
                                                        9.13             10.28       9,241,138   2013
                                                        8.27              9.13      11,039,672   2012
                                                        8.68              8.27      12,825,950   2011
                                                        8.08              8.68      13,588,856   2010
                                                        6.81              8.08      14,219,456   2009
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.61            $15.77           5,920   2018
                                                       14.09             16.61           9,296   2017
                                                       13.11             14.09           7,034   2016
                                                       13.66             13.11           7,466   2015
                                                       12.32             13.66           5,630   2014
                                                        9.36             12.32           4,425   2013
                                                        8.22              9.36          10,085   2012
                                                        8.61              8.22          10,294   2011
                                                        7.95              8.61          10,326   2010
                                                        6.14              7.95          10,565   2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $25.30            $24.94             482   2018
                                                       19.12             25.30             599   2017
                                                       19.35             19.12             768   2016
                                                       19.43             19.35             736   2015
                                                       19.03             19.43             746   2014
                                                       13.84             19.03             745   2013
                                                       11.69             13.84             251   2012
                                                       12.59             11.69             262   2011
                                                       10.00             12.59             260   2010
-----------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.92            $11.81         10,494    2018
                                                            11.44             12.92         16,667    2017
                                                            11.21             11.44         21,715    2016
                                                            11.32             11.21         24,748    2015
                                                            10.82             11.32         26,620    2014
                                                             9.53             10.82         22,618    2013
                                                             8.60              9.53         26,247    2012
                                                             9.08              8.60         26,263    2011
                                                             8.43              9.08         28,254    2010
                                                             6.93              8.43         36,603    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.45            $13.59             --    2018
                                                            11.60             15.45             --    2017
                                                            11.98             11.60             --    2016
                                                            11.95             11.98             --    2015
                                                            11.67             11.95             --    2014
                                                             9.71             11.67             --    2013
                                                             8.78              9.71             --    2012
                                                            11.73              8.78             --    2011
                                                            10.13             11.73             --    2010
                                                             6.77             10.13             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.16            $17.62          2,768    2018
                                                            16.53             19.16          3,486    2017
                                                            15.23             16.53          4,051    2016
                                                            15.37             15.23          5,684    2015
                                                            14.40             15.37          7,018    2014
                                                            10.95             14.40          8,367    2013
                                                             9.56             10.95         10,497    2012
                                                             9.22              9.56         13,595    2011
                                                             8.37              9.22         20,882    2010
                                                             7.12              8.37         32,379    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.10            $ 7.60         99,540    2018
                                                             8.26             10.10         99,822    2017
                                                             8.52              8.26        264,350    2016
                                                             8.52              8.52        222,783    2015
                                                             9.32              8.52        214,247    2014
                                                             7.77              9.32        180,299    2013
                                                             6.97              7.77        331,208    2012
                                                             8.85              6.97        310,135    2011
                                                             8.69              8.85        320,160    2010
                                                             6.62              8.69        337,941    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $22.13            $22.12          2,839    2018
                                                            17.20             22.13          3,511    2017
                                                            17.20             17.20          4,574    2016
                                                            15.88             17.20          4,915    2015
                                                            14.28             15.88          6,476    2014
                                                            10.67             14.28          7,795    2013
                                                             9.36             10.67          9,957    2012
                                                             9.95              9.36         11,415    2011
                                                             9.27              9.95         13,490    2010
                                                             6.92              9.27         16,061    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.66            $19.96             --    2018
                                                                        15.81             20.66             --    2017
                                                                        15.23             15.81             --    2016
                                                                        15.83             15.23             --    2015
                                                                        16.55             15.83         47,634    2014
                                                                        11.65             16.55             --    2013
                                                                        10.40             11.65             --    2012
                                                                        10.21             10.40             --    2011
                                                                         7.65             10.21          4,876    2010
                                                                         5.54              7.65             --    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.76            $16.72             --    2018
                                                                        14.27             17.76             --    2017
                                                                        14.28             14.27             --    2016
                                                                        13.92             14.28             --    2015
                                                                        13.14             13.92             --    2014
                                                                         9.60             13.14             --    2013
                                                                        10.00              9.60             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $20.94            $19.66             --    2018
                                                                        16.87             20.94             --    2017
                                                                        16.92             16.87             --    2016
                                                                        16.54             16.92             --    2015
                                                                        15.65             16.54             --    2014
                                                                        11.46             15.65             --    2013
                                                                        10.34             11.46             --    2012
                                                                        11.31             10.34             --    2011
                                                                         9.68             11.31             --    2010
                                                                         5.98              9.68             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.15            $16.39          6,994    2018
                                                                        16.67             19.15          7,685    2017
                                                                        14.58             16.67        110,323    2016
                                                                        15.91             14.58         15,068    2015
                                                                        14.93             15.91         18,072    2014
                                                                        11.26             14.93         21,848    2013
                                                                         9.69             11.26         30,900    2012
                                                                        10.13              9.69         37,927    2011
                                                                         8.97             10.13         49,157    2010
                                                                         7.15              8.97         80,370    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.52            $14.62        178,034    2018
                                                                        14.94             16.52        160,363    2017
                                                                        13.87             14.94        169,278    2016
                                                                        15.06             13.87            304    2015
                                                                        14.26             15.06            319    2014
                                                                        11.29             14.26            353    2013
                                                                        10.15             11.29            401    2012
                                                                        10.39             10.15            474    2011
                                                                         9.71             10.39            482    2010
                                                                         7.75              9.71            935    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.23            $13.43         76,646    2018
                                                                        14.07             15.23         84,319    2017
                                                                        12.54             14.07         79,989    2016
                                                                        13.18             12.54         74,806    2015
                                                                        12.40             13.18         69,275    2014
                                                                        10.16             12.40         74,886    2013
                                                                         9.26             10.16         48,648    2012
                                                                         9.60              9.26         61,319    2011
                                                                         8.77              9.60         57,811    2010
                                                                         7.33              8.77         41,813    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.20            $13.42         65,150    2018
                                                                               13.51             16.20         71,733    2017
                                                                               13.93             13.51         50,719    2016
                                                                               14.64             13.93        123,689    2015
                                                                               14.97             14.64         88,001    2014
                                                                               12.91             14.97         97,171    2013
                                                                               11.46             12.91        116,464    2012
                                                                               12.61             11.46         97,271    2011
                                                                               11.46             12.61        112,015    2010
                                                                                8.70             11.46        181,736    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.75            $10.83          3,793    2018
                                                                               12.00             13.75          4,123    2017
                                                                               10.42             12.00          4,918    2016
                                                                               11.93             10.42          6,225    2015
                                                                               11.48             11.93          6,353    2014
                                                                                8.82             11.48          7,137    2013
                                                                                7.67              8.82          8,599    2012
                                                                                8.13              7.67         12,429    2011
                                                                                7.78              8.13         15,013    2010
                                                                                5.39              7.78         18,882    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.48            $10.90        112,284    2018
                                                                               11.33             11.48        113,337    2017
                                                                               11.11             11.33        121,172    2016
                                                                               11.66             11.11         56,038    2015
                                                                               11.55             11.66        187,329    2014
                                                                               12.92             11.55        214,059    2013
                                                                               12.32             12.92        201,500    2012
                                                                               11.28             12.32        213,113    2011
                                                                               10.99             11.28        279,012    2010
                                                                               10.20             10.99        429,178    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.80            $17.14            809    2018
                                                                               16.90             18.80          1,180    2017
                                                                               14.02             16.90          1,670    2016
                                                                               15.39             14.02          2,858    2015
                                                                               15.00             15.39          4,742    2014
                                                                               10.80             15.00          5,604    2013
                                                                                9.76             10.80          7,803    2012
                                                                               10.26              9.76          9,109    2011
                                                                                8.18             10.26         12,865    2010
                                                                                6.54              8.18         20,506    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.10            $16.25         38,261    2018
                                                                               17.15             18.10         45,458    2017
                                                                               14.91             17.15         83,437    2016
                                                                               16.26             14.91          6,484    2015
                                                                               15.18             16.26          7,728    2014
                                                                               11.29             15.18          8,703    2013
                                                                               10.15             11.29         11,399    2012
                                                                               10.69             10.15         12,539    2011
                                                                                9.73             10.69         17,281    2010
                                                                                7.61              9.73         21,743    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $16.39            $14.80         849,844   2018
                                                                          14.76             16.39         981,692   2017
                                                                          14.55             14.76       1,170,307   2016
                                                                          15.04             14.55       1,368,311   2015
                                                                          15.10             15.04       1,564,219   2014
                                                                          13.51             15.10       1,798,626   2013
                                                                          12.58             13.51       2,139,446   2012
                                                                          13.36             12.58       2,380,846   2011
                                                                          12.46             13.36       2,794,429   2010
                                                                          10.54             12.46       2,978,409   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $20.82            $20.90              --   2018
                                                                          16.49             20.82              --   2017
                                                                          15.69             16.49              --   2016
                                                                          15.67             15.69              --   2015
                                                                          14.07             15.67              --   2014
                                                                          10.78             14.07              --   2013
                                                                           9.61             10.78              --   2012
                                                                           9.62              9.61              --   2011
                                                                           8.55              9.62              --   2010
                                                                           6.91              8.55              --   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.00            $ 9.75           7,628   2018
                                                                           9.65             12.00           9,775   2017
                                                                          10.00              9.65          12,531   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.51            $12.88          51,393   2018
                                                                          10.39             13.51         103,340   2017
                                                                          10.00             10.39           8,912   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.97            $11.69          86,548   2018
                                                                          11.85             11.97          44,219   2017
                                                                          11.13             11.85          48,081   2016
                                                                          11.51             11.13          57,849   2015
                                                                          11.71             11.51         130,358   2014
                                                                          11.54             11.71         137,798   2013
                                                                          11.01             11.54         108,661   2012
                                                                          10.99             11.01           1,141   2011
                                                                          10.30             10.99           3,678   2010
                                                                           7.31             10.30         108,347   2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $17.49            $16.50             886   2018
                                                                          16.80             17.49           1,154   2017
                                                                          15.02             16.80           1,397   2016
                                                                          15.80             15.02           1,868   2015
                                                                          15.79             15.80           1,984   2014
                                                                          15.14             15.79           2,289   2013
                                                                          13.56             15.14           2,955   2012
                                                                          13.23             13.56           3,509   2011
                                                                          11.84             13.23           7,278   2010
                                                                           7.94             11.84           5,280   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.29            $21.54            196    2018
                                                                         17.03             21.29            694    2017
                                                                         16.85             17.03            788    2016
                                                                         16.25             16.85          1,290    2015
                                                                         15.20             16.25          1,395    2014
                                                                         11.14             15.20          3,496    2013
                                                                          9.74             11.14          4,692    2012
                                                                         11.53              9.74        137,881    2011
                                                                         10.02             11.53        145,675    2010
                                                                          7.94             10.02        109,622    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.59            $14.38         30,058    2018
                                                                         14.03             15.59         33,502    2017
                                                                         13.96             14.03         39,321    2016
                                                                         14.30             13.96         48,913    2015
                                                                         13.87             14.30         54,053    2014
                                                                         12.31             13.87         59,404    2013
                                                                         11.22             12.31         86,238    2012
                                                                         11.82             11.22         89,723    2011
                                                                         10.62             11.82         97,925    2010
                                                                          8.44             10.62        140,575    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.91            $15.79        195,078    2018
                                                                         14.91             16.91        237,164    2017
                                                                         14.26             14.91        258,254    2016
                                                                         14.55             14.26        285,246    2015
                                                                         13.53             14.55        293,786    2014
                                                                         11.61             13.53        348,772    2013
                                                                         10.35             11.61        395,155    2012
                                                                         11.02             10.35        451,446    2011
                                                                          9.58             11.02        493,835    2010
                                                                          7.09              9.58        564,941    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.81            $18.98         33,092    2018
                                                                         17.52             20.81         66,409    2017
                                                                         16.64             17.52         51,496    2016
                                                                         16.96             16.64        234,665    2015
                                                                         15.55             16.96        270,399    2014
                                                                         12.15             15.55        356,852    2013
                                                                         10.71             12.15        462,386    2012
                                                                         11.28             10.71            557    2011
                                                                          9.87             11.28          1,309    2010
                                                                          7.46              9.87          3,917    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.81            $20.20             --    2018
                                                                         18.07             21.81             --    2017
                                                                         18.02             18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
                                                                          9.56             11.02             --    2010
                                                                          7.20              9.56             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $17.10            $15.28         41,427    2018
                                                                  15.53             17.10         50,836    2017
                                                                  13.51             15.53          5,160    2016
                                                                  14.44             13.51        128,038    2015
                                                                  13.62             14.44        139,608    2014
                                                                  10.91             13.62        195,100    2013
                                                                   9.54             10.91        248,832    2012
                                                                   9.70              9.54         19,374    2011
                                                                   8.64              9.70         23,199    2010
                                                                   6.81              8.64         30,188    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $19.73            $17.50             --    2018
                                                                  17.32             19.73             --    2017
                                                                  15.30             17.32             --    2016
                                                                  16.07             15.30             --    2015
                                                                  14.92             16.07             --    2014
                                                                  11.46             14.92             --    2013
                                                                   9.92             11.46             --    2012
                                                                  10.02              9.92             --    2011
                                                                   8.95             10.02             --    2010
                                                                   7.22              8.95             --    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.64            $22.62            369    2018
                                                                  15.74             20.64          1,083    2017
                                                                  16.10             15.74          1,441    2016
                                                                  15.64             16.10        100,862    2015
                                                                  14.30             15.64         48,629    2014
                                                                  10.64             14.30         58,886    2013
                                                                  10.00             10.64         80,020    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.44            $21.83            558    2018
                                                                  17.04             22.44          1,559    2017
                                                                  17.34             17.04          2,055    2016
                                                                  16.60             17.34          5,450    2015
                                                                  15.31             16.60          6,333    2014
                                                                  11.52             15.31          8,305    2013
                                                                  10.31             11.52         10,585    2012
                                                                  10.55             10.31         11,472    2011
                                                                   8.72             10.55         12,948    2010
                                                                   6.98              8.72         19,276    2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.03            $11.66        193,087    2018
                                                                  11.84             12.03        327,060    2017
                                                                  11.60             11.84        356,228    2016
                                                                  11.97             11.60        351,402    2015
                                                                  11.60             11.97        241,221    2014
                                                                  12.13             11.60        309,520    2013
                                                                  11.76             12.13        342,748    2012
                                                                  11.24             11.76         22,551    2011
                                                                  10.70             11.24          3,427    2010
                                                                   9.48             10.70          6,897    2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.14            $18.44         59,208    2018
                                                                  18.80             22.14         65,992    2017
                                                                  17.19             18.80         81,719    2016
                                                                  17.89             17.19         83,076    2015
                                                                  17.27             17.89        158,839    2014
                                                                  13.01             17.27        158,946    2013
                                                                  11.62             13.01        215,662    2012
                                                                  13.34             11.62         22,964    2011
                                                                  10.62             13.34         30,527    2010
                                                                   7.78             10.62         45,707    2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $19.43            $15.66              --   2018
                                                                         16.70             19.43              --   2017
                                                                         15.64             16.70              --   2016
                                                                         16.53             15.64              --   2015
                                                                         15.89             16.53              --   2014
                                                                         12.49             15.89              --   2013
                                                                         10.06             12.49              --   2012
                                                                         11.32             10.06              --   2011
                                                                          9.17             11.32              --   2010
                                                                          5.97              9.17              --   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.40            $10.94          62,031   2018
                                                                         11.33             12.40          69,232   2017
                                                                         10.25             11.33          76,474   2016
                                                                         11.18             10.25          84,962   2015
                                                                         11.13             11.18          95,648   2014
                                                                          9.20             11.13         100,312   2013
                                                                          8.17              9.20         130,138   2012
                                                                          8.49              8.17         143,423   2011
                                                                          7.88              8.49         132,851   2010
                                                                          6.20              7.88         134,517   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.80            $14.77       1,567,175   2018
                                                                         14.75             15.80       1,896,396   2017
                                                                         13.24             14.75       2,146,058   2016
                                                                         14.58             13.24       2,614,488   2015
                                                                         14.26             14.58       3,063,927   2014
                                                                         12.81             14.26       3,609,268   2013
                                                                         11.64             12.81       4,205,239   2012
                                                                         11.64             11.64       4,938,440   2011
                                                                         10.57             11.64       6,452,107   2010
                                                                          7.98             10.57       7,482,984   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.23            $12.64             578   2018
                                                                         13.45             14.23           1,287   2017
                                                                         11.86             13.45           1,265   2016
                                                                         12.77             11.86           2,369   2015
                                                                         12.20             12.77           2,298   2014
                                                                          9.73             12.20           4,887   2013
                                                                          8.72              9.73           6,186   2012
                                                                          9.02              8.72         156,623   2011
                                                                          8.30              9.02         189,602   2010
                                                                          6.74              8.30         329,109   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.30            $10.23              --   2018
                                                                         10.62             12.30              --   2017
                                                                          9.92             10.62              --   2016
                                                                         10.86              9.92              --   2015
                                                                         11.43             10.86              --   2014
                                                                          8.95             11.43              --   2013
                                                                          7.56              8.95              --   2012
                                                                          8.32              7.56              --   2011
                                                                          7.93              8.32           8,337   2010
                                                                          6.19              7.93           8,337   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.87            $ 8.79        247,083    2018
                                                                         9.03              8.87        179,596    2017
                                                                         9.24              9.03         88,692    2016
                                                                         9.46              9.24        149,967    2015
                                                                         9.68              9.46        206,202    2014
                                                                         9.91              9.68        225,445    2013
                                                                        10.00              9.91        285,423    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $18.89            $16.53          2,713    2018
                                                                        17.41             18.89          3,645    2017
                                                                        15.69             17.41          4,072    2016
                                                                        17.70             15.69          9,890    2015
                                                                        15.95             17.70          9,861    2014
                                                                        12.29             15.95         13,182    2013
                                                                        10.62             12.29         16,253    2012
                                                                        11.61             10.62         20,227    2011
                                                                         9.50             11.61         24,481    2010
                                                                         7.30              9.50         33,870    2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.17            $19.79        211,596    2018
                                                                        17.48             20.17        258,104    2017
                                                                        17.15             17.48        284,196    2016
                                                                        17.48             17.15        303,313    2015
                                                                        16.53             17.48        345,159    2014
                                                                        14.12             16.53        403,275    2013
                                                                        12.75             14.12        428,842    2012
                                                                        12.87             12.75        473,853    2011
                                                                        12.19             12.87        514,656    2010
                                                                         9.93             12.19        562,237    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.92            $24.76            332    2018
                                                                        19.62             24.92            641    2017
                                                                        19.70             19.62         43,650    2016
                                                                        18.01             19.70         49,543    2015
                                                                        17.00             18.01         63,726    2014
                                                                        13.29             17.00         75,132    2013
                                                                        10.98             13.29         97,820    2012
                                                                        12.08             10.98         82,956    2011
                                                                        11.61             12.08         96,347    2010
                                                                         8.14             11.61        286,074    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.40            $19.11          1,718    2018
                                                                        18.88             21.40          1,959    2017
                                                                        19.15             18.88          2,183    2016
                                                                        19.99             19.15          2,443    2015
                                                                        17.04             19.99          2,629    2014
                                                                        11.83             17.04          3,779    2013
                                                                        10.22             11.83          5,554    2012
                                                                        10.24             10.22          7,171    2011
                                                                         8.41             10.24         11,314    2010
                                                                         6.41              8.41         18,113    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.12            $14.96         58,025    2018
                                                                        13.86             16.12         72,197    2017
                                                                        12.36             13.86         74,337    2016
                                                                        13.24             12.36         87,751    2015
                                                                        11.94             13.24         92,797    2014
                                                                         9.73             11.94         93,609    2013
                                                                         8.73              9.73        100,496    2012
                                                                         8.29              8.73        114,812    2011
                                                                         7.57              8.29        156,192    2010
                                                                         6.32              7.57        199,881    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.66            $10.38          6,684    2018
                                                                        10.39             11.66          6,955    2017
                                                                         9.41             10.39          8,214    2016
                                                                         9.92              9.41         16,069    2015
                                                                        10.00              9.92         17,021    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $20.77            $19.13             --    2018
                                                                        17.28             20.77             --    2017
                                                                        16.32             17.28             --    2016
                                                                        16.72             16.32             --    2015
                                                                        15.45             16.72             --    2014
                                                                        12.01             15.45             --    2013
                                                                        10.34             12.01             --    2012
                                                                        10.85             10.34             --    2011
                                                                        10.01             10.85             --    2010
                                                                         8.10             10.01             --    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $23.59            $22.65          1,527    2018
                                                                        19.11             23.59          1,709    2017
                                                                        17.98             19.11          2,094    2016
                                                                        18.81             17.98          4,361    2015
                                                                        20.81             18.81          4,576    2014
                                                                        15.08             20.81          4,960    2013
                                                                        12.77             15.08          6,646    2012
                                                                        14.60             12.77          7,404    2011
                                                                        10.99             14.60          8,337    2010
                                                                         6.91             10.99         15,328    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.71            $14.45        175,672    2018
                                                                        14.36             15.71        204,680    2017
                                                                        13.50             14.36        236,587    2016
                                                                        13.90             13.50        267,845    2015
                                                                        13.15             13.90        311,448    2014
                                                                        11.33             13.15        341,055    2013
                                                                        10.46             11.33        414,792    2012
                                                                        10.53             10.46        456,267    2011
                                                                         9.83             10.53        629,001    2010
                                                                         8.55              9.83        723,844    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $21.01            $20.69             --    2018
                                                                        18.78             21.01             --    2017
                                                                        17.28             18.78             --    2016
                                                                        20.75             17.28             --    2015
                                                                        18.88             20.75             --    2014
                                                                        16.08             18.88             --    2013
                                                                        14.53             16.08             --    2012
                                                                        13.97             14.53             --    2011
                                                                        12.59             13.97             --    2010
                                                                         9.70             12.59             --    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.51            $12.29          1,302    2018
                                                                                   9.99             12.51          1,772    2017
                                                                                   9.66              9.99          2,186    2016
                                                                                  10.00              9.66          3,253    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $17.86            $16.41             --    2018
                                                                                  14.45             17.86             --    2017
                                                                                  15.16             14.45             --    2016
                                                                                  15.03             15.16             --    2015
                                                                                  13.36             15.03             --    2014
                                                                                  10.56             13.36             --    2013
                                                                                   9.50             10.56             --    2012
                                                                                   9.86              9.50             --    2011
                                                                                   9.25              9.86             --    2010
                                                                                   6.57              9.25             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.63            $ 9.81        150,211    2018
                                                                                   9.99             10.63        216,376    2017
                                                                                   9.74              9.99        237,991    2016
                                                                                   9.91              9.74        253,387    2015
                                                                                   9.39              9.91        314,837    2014
                                                                                   8.52              9.39        359,377    2013
                                                                                   7.78              8.52        424,271    2012
                                                                                   7.93              7.78        490,007    2011
                                                                                   7.20              7.93        510,258    2010
                                                                                   6.06              7.20        620,595    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $17.49            $16.01             --    2018
                                                                                  13.94             17.49             --    2017
                                                                                  13.97             13.94             --    2016
                                                                                  13.45             13.97             --    2015
                                                                                  13.04             13.45             --    2014
                                                                                   9.84             13.04             --    2013
                                                                                   8.67              9.84             --    2012
                                                                                   8.80              8.67             --    2011
                                                                                   7.09              8.80             --    2010
                                                                                   5.48              7.09             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $19.45            $16.45         24,842    2018
                                                                                  14.60             19.45         55,132    2017
                                                                                  14.97             14.60         58,692    2016
                                                                                  14.78             14.97         86,496    2015
                                                                                  14.82             14.78        101,462    2014
                                                                                  11.94             14.82         86,777    2013
                                                                                  10.11             11.94        109,163    2012
                                                                                  11.31             10.11        133,053    2011
                                                                                  10.01             11.31        147,289    2010
                                                                                   7.35             10.01        162,565    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $19.42            $17.44        150,217    2018
                                                                                  17.05             19.42        138,293    2017
                                                                                  15.67             17.05        168,600    2016
                                                                                  15.56             15.67        127,096    2015
                                                                                  14.43             15.56        149,479    2014
                                                                                  11.23             14.43        185,360    2013
                                                                                   9.86             11.23        240,397    2012
                                                                                  10.12              9.86        548,785    2011
                                                                                   8.95             10.12        660,716    2010
                                                                                   7.15              8.95        425,667    2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $21.44            $18.73         23,623    2018
                                                                              19.26             21.44         40,941    2017
                                                                              16.75             19.26         48,505    2016
                                                                              18.26             16.75         83,492    2015
                                                                              16.74             18.26         90,802    2014
                                                                              12.18             16.74        161,661    2013
                                                                              10.60             12.18        227,783    2012
                                                                              11.11             10.60        270,549    2011
                                                                               9.24             11.11        323,263    2010
                                                                               6.91              9.24         95,191    2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.66            $12.61             --    2018
                                                                              12.33             13.66             --    2017
                                                                              11.18             12.33             --    2016
                                                                              12.60             11.18             --    2015
                                                                              12.83             12.60             --    2014
                                                                              13.12             12.83             --    2013
                                                                              11.70             13.12             --    2012
                                                                              11.75             11.70             --    2011
                                                                              10.64             11.75             --    2010
                                                                               8.97             10.64             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.12            $15.33         43,519    2018
                                                                              15.47             16.12         38,448    2017
                                                                              14.09             15.47         42,900    2016
                                                                              14.66             14.09        124,232    2015
                                                                              14.52             14.66         89,530    2014
                                                                              14.05             14.52         72,271    2013
                                                                              12.59             14.05         76,282    2012
                                                                              12.47             12.59        123,828    2011
                                                                              11.15             12.47        161,494    2010
                                                                               8.13             11.15        133,459    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.44            $15.68         42,096    2018
                                                                              15.44             16.44         35,246    2017
                                                                              15.70             15.44         40,278    2016
                                                                              16.29             15.70          3,842    2015
                                                                              13.45             16.29          4,072    2014
                                                                              15.81             13.45          5,443    2013
                                                                              15.50             15.81          5,284    2012
                                                                              12.41             15.50          8,045    2011
                                                                              11.38             12.41         10,121    2010
                                                                              12.18             11.38        108,085    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.13            $10.91        124,574    2018
                                                                              11.24             11.13        133,572    2017
                                                                              11.35             11.24        139,799    2016
                                                                              11.58             11.35        244,424    2015
                                                                              11.75             11.58        534,475    2014
                                                                              12.04             11.75        550,352    2013
                                                                              11.65             12.04        561,062    2012
                                                                              11.79             11.65        602,824    2011
                                                                              11.46             11.79        706,264    2010
                                                                              10.35             11.46        941,196    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.83            $13.44        178,915    2018
                                                                 13.50             13.83        289,920    2017
                                                                 13.45             13.50        319,051    2016
                                                                 13.71             13.45        386,168    2015
                                                                 13.46             13.71        254,516    2014
                                                                 14.05             13.46        322,306    2013
                                                                 13.12             14.05        319,855    2012
                                                                 12.96             13.12        387,983    2011
                                                                 12.27             12.96        509,629    2010
                                                                 11.01             12.27        312,435    2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $20.95            $19.30            150    2018
                                                                 16.53             20.95            168    2017
                                                                 16.71             16.53            206    2016
                                                                 16.16             16.71            221    2015
                                                                 15.50             16.16            250    2014
                                                                 12.26             15.50            279    2013
                                                                 11.35             12.26            563    2012
                                                                 12.16             11.35            574    2011
                                                                 11.60             12.16          2,091    2010
                                                                  7.54             11.60          3,840    2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $23.67            $22.85            373    2018
                                                                 17.80             23.67            222    2017
                                                                 18.45             17.80            469    2016
                                                                 17.01             18.45          2,988    2015
                                                                 15.89             17.01          3,572    2014
                                                                 11.86             15.89          4,341    2013
                                                                 10.49             11.86          7,247    2012
                                                                 10.75             10.49          7,610    2011
                                                                  9.87             10.75          9,176    2010
                                                                  7.09              9.87         12,369    2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 9.55            $ 7.61        105,752    2018
                                                                  9.83              9.55         85,491    2017
                                                                  8.06              9.83         56,576    2016
                                                                 11.60              8.06         39,219    2015
                                                                 14.80             11.60         32,927    2014
                                                                 13.80             14.80         27,817    2013
                                                                 14.55             13.80         30,682    2012
                                                                 18.47             14.55            362    2011
                                                                 14.83             18.47          1,153    2010
                                                                  8.60             14.83         37,483    2009
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $29.41            $28.21             --    2018
                                                                 22.95             29.41             --    2017
                                                                 22.17             22.95             --    2016
                                                                 20.96             22.17             --    2015
                                                                 18.27             20.96             --    2014
                                                                 13.89             18.27             --    2013
                                                                 12.18             13.89             --    2012
                                                                 12.20             12.18             --    2011
                                                                 10.54             12.20             --    2010
                                                                  7.09             10.54             --    2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.35            $10.93         2,167     2018
                                                                11.25             11.35         2,644     2017
                                                                11.18             11.25         3,479     2016
                                                                11.49             11.18         4,221     2015
                                                                11.19             11.49         5,282     2014
                                                                11.61             11.19         6,413     2013
                                                                11.24             11.61         6,631     2012
                                                                10.73             11.24         6,851     2011
                                                                10.21             10.73        12,271     2010
                                                                 9.69             10.21        12,795     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $22.47            $21.37            --     2018
                                                                17.92             22.47            --     2017
                                                                17.90             17.92            --     2016
                                                                17.73             17.90            --     2015
                                                                15.92             17.73            --     2014
                                                                12.08             15.92            --     2013
                                                                10.23             12.08            --     2012
                                                                10.42             10.23            --     2011
                                                                 9.55             10.42            --     2010
                                                                 7.05              9.55            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.33            $19.64        20,218     2018
                                                                20.62             21.33        24,976     2017
                                                                19.54             20.62        28,156     2016
                                                                19.13             19.54        33,328     2015
                                                                14.85             19.13        39,321     2014
                                                                14.81             14.85        82,170     2013
                                                                12.98             14.81        29,372     2012
                                                                12.09             12.98        35,126     2011
                                                                 9.60             12.09        46,439     2010
                                                                 7.24              9.60        56,992     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $20.93            $19.48           458     2018
                                                                17.63             20.93           511     2017
                                                                16.17             17.63           561     2016
                                                                16.37             16.17           618     2015
                                                                14.79             16.37           676     2014
                                                                11.47             14.79           739     2013
                                                                10.15             11.47           981     2012
                                                                10.21             10.15         1,049     2011
                                                                 9.10             10.21         1,129     2010
                                                                 7.38              9.10         2,822     2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $21.24            $18.74         1,932     2018
                                                                19.29             21.24         2,141     2017
                                                                15.95             19.29         2,573     2016
                                                                17.03             15.95         3,617     2015
                                                                16.80             17.03         3,924     2014
                                                                12.56             16.80         4,402     2013
                                                                11.22             12.56         5,861     2012
                                                                11.14             11.22         6,729     2011
                                                                 8.94             11.14         9,910     2010
                                                                 6.99              8.94        15,357     2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $15.02            $13.74         984,486   2018
                                                       13.30             15.02       1,249,515   2017
                                                       12.80             13.30       1,461,577   2016
                                                       13.25             12.80       1,745,842   2015
                                                       12.88             13.25       2,095,587   2014
                                                       11.47             12.88       2,395,261   2013
                                                       10.43             11.47       2,756,976   2012
                                                       10.99             10.43       3,263,643   2011
                                                       10.26             10.99       3,841,010   2010
                                                        8.69             10.26       4,557,336   2009
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $13.43            $12.25       2,436,379   2018
                                                       11.92             13.43       2,909,937   2017
                                                       11.50             11.92       3,514,577   2016
                                                       11.93             11.50       4,016,959   2015
                                                       11.62             11.93       4,732,338   2014
                                                       10.38             11.62       5,620,704   2013
                                                        9.46             10.38       6,616,784   2012
                                                       10.00              9.46       7,809,567   2011
                                                        9.35             10.00       9,643,527   2010
                                                        7.94              9.35      11,048,065   2009
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $19.81            $18.69              --   2018
                                                       16.91             19.81              --   2017
                                                       15.83             16.91              --   2016
                                                       16.58             15.83              --   2015
                                                       15.05             16.58              --   2014
                                                       11.50             15.05              --   2013
                                                       10.17             11.50              --   2012
                                                       10.72             10.17              --   2011
                                                        9.95             10.72              --   2010
                                                        7.74              9.95              --   2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.17            $23.68              --   2018
                                                       18.38             24.17              --   2017
                                                       18.72             18.38              --   2016
                                                       18.90             18.72              --   2015
                                                       18.63             18.90              --   2014
                                                       13.63             18.63              --   2013
                                                       11.59             13.63              --   2012
                                                       12.56             11.59              --   2011
                                                       10.00             12.56              --   2010
-----------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.76            $12.66          9,175    2018
                                                            12.11             13.76         17,362    2017
                                                            11.79             12.11         14,993    2016
                                                            11.85             11.79         27,336    2015
                                                            11.25             11.85         15,057    2014
                                                             9.84             11.25         17,137    2013
                                                             8.83              9.84         26,643    2012
                                                             9.27              8.83         32,975    2011
                                                             8.55              9.27         31,507    2010
                                                             6.99              8.55         38,122    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $22.22            $19.66          8,090    2018
                                                            16.58             22.22         10,546    2017
                                                            17.02             16.58         11,050    2016
                                                            16.87             17.02         11,215    2015
                                                            16.37             16.87         13,045    2014
                                                            13.55             16.37         17,576    2013
                                                            12.17             13.55         20,127    2012
                                                            16.16             12.17         25,995    2011
                                                            13.87             16.16         26,148    2010
                                                             9.21             13.87         29,711    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.16            $21.44         63,689    2018
                                                            19.87             23.16         75,679    2017
                                                            18.20             19.87         78,619    2016
                                                            18.25             18.20         83,983    2015
                                                            16.99             18.25        102,945    2014
                                                            12.84             16.99        102,889    2013
                                                            11.14             12.84        117,753    2012
                                                            10.69             11.14        145,631    2011
                                                             9.64             10.69        193,492    2010
                                                             8.15              9.64        234,544    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.32            $ 9.32        246,357    2018
                                                            10.01             12.32        242,479    2017
                                                            10.27             10.01        427,228    2016
                                                            10.20             10.27        327,422    2015
                                                            11.10             10.20        319,480    2014
                                                             9.20             11.10        326,713    2013
                                                             8.19              9.20        481,866    2012
                                                            10.35              8.19        470,397    2011
                                                            10.09             10.35        514,263    2010
                                                             7.64             10.09        584,478    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.06            $14.14         99,668    2018
                                                            10.86             14.06         50,075    2017
                                                            10.79             10.86         44,343    2016
                                                             9.91             10.79         49,929    2015
                                                             8.85              9.91         52,079    2014
                                                             6.57              8.85         65,508    2013
                                                             5.73              6.57         69,287    2012
                                                             6.06              5.73         94,230    2011
                                                             5.61              6.06        105,081    2010
                                                             4.16              5.61        132,145    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.44            $20.84         19,507    2018
                                                                        16.30             21.44         18,326    2017
                                                                        15.61             16.30         15,852    2016
                                                                        16.13             15.61         17,634    2015
                                                                        16.76             16.13         89,158    2014
                                                                        11.73             16.76         55,803    2013
                                                                        10.40             11.73         57,017    2012
                                                                        10.15             10.40         75,146    2011
                                                                         7.56             10.15         62,864    2010
                                                                         5.45              7.56         19,945    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.19            $17.23         24,756    2018
                                                                        14.53             18.19         26,627    2017
                                                                        14.45             14.53         25,464    2016
                                                                        14.00             14.45         28,014    2015
                                                                        13.14             14.00         31,067    2014
                                                                         9.54             13.14         30,942    2013
                                                                        10.00              9.54         23,163    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $21.53            $20.34         15,685    2018
                                                                        17.24             21.53         16,535    2017
                                                                        17.19             17.24         17,932    2016
                                                                        16.70             17.19         18,055    2015
                                                                        15.70             16.70         20,421    2014
                                                                        11.43             15.70         22,773    2013
                                                                        10.25             11.43         25,934    2012
                                                                        11.14             10.25         30,692    2011
                                                                         9.48             11.14         32,062    2010
                                                                         5.82              9.48         33,093    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $23.87            $20.56        146,164    2018
                                                                        20.65             23.87        167,213    2017
                                                                        17.96             20.65        324,694    2016
                                                                        19.47             17.96        197,818    2015
                                                                        18.16             19.47        214,434    2014
                                                                        13.62             18.16        249,235    2013
                                                                        11.65             13.62        266,169    2012
                                                                        12.11             11.65        324,705    2011
                                                                        10.64             12.11        378,123    2010
                                                                         8.43             10.64        507,407    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.75            $15.80        307,403    2018
                                                                        15.95             17.75        261,514    2017
                                                                        14.72             15.95        274,040    2016
                                                                        15.89             14.72         11,102    2015
                                                                        14.94             15.89         11,612    2014
                                                                        11.76             14.94         12,317    2013
                                                                        10.51             11.76         11,757    2012
                                                                        10.70             10.51         13,511    2011
                                                                         9.93             10.70         15,352    2010
                                                                         7.87              9.93         17,752    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $16.26            $14.43         16,966    2018
                                                                        14.93             16.26         16,092    2017
                                                                        13.23             14.93         15,688    2016
                                                                        13.81             13.23         18,844    2015
                                                                        12.92             13.81         15,475    2014
                                                                        10.52             12.92         13,935    2013
                                                                         9.52             10.52         10,124    2012
                                                                         9.82              9.52         11,739    2011
                                                                         8.91              9.82         10,402    2010
                                                                         7.40              8.91          6,329    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $20.00            $16.67        214,538    2018
                                                                               16.58             20.00        176,299    2017
                                                                               16.98             16.58        162,468    2016
                                                                               17.74             16.98        220,837    2015
                                                                               18.03             17.74        175,066    2014
                                                                               15.45             18.03        188,988    2013
                                                                               13.64             15.45        203,357    2012
                                                                               14.92             13.64        232,077    2011
                                                                               13.48             14.92        267,489    2010
                                                                               10.16             13.48        308,975    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $20.51            $16.26         23,955    2018
                                                                               17.80             20.51         26,898    2017
                                                                               15.35             17.80         39,052    2016
                                                                               17.48             15.35         39,581    2015
                                                                               16.72             17.48         48,410    2014
                                                                               12.76             16.72         53,224    2013
                                                                               11.03             12.76         61,852    2012
                                                                               11.62             11.03         70,386    2011
                                                                               11.05             11.62         99,242    2010
                                                                                7.61             11.05        102,981    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.29            $11.74        178,054    2018
                                                                               12.06             12.29        175,231    2017
                                                                               11.75             12.06        187,175    2016
                                                                               12.26             11.75        114,001    2015
                                                                               12.07             12.26        256,531    2014
                                                                               13.42             12.07        285,836    2013
                                                                               12.71             13.42        335,245    2012
                                                                               11.57             12.71        329,292    2011
                                                                               11.20             11.57        369,711    2010
                                                                               10.34             11.20        506,204    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $23.21            $21.29         31,293    2018
                                                                               20.74             23.21         31,334    2017
                                                                               17.09             20.74         37,179    2016
                                                                               18.65             17.09         37,776    2015
                                                                               18.06             18.65         43,950    2014
                                                                               12.93             18.06         41,730    2013
                                                                               11.61             12.93         69,623    2012
                                                                               12.13             11.61         92,793    2011
                                                                                9.62             12.13         88,815    2010
                                                                                7.64              9.62         56,329    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.38            $18.41        139,974    2018
                                                                               19.19             20.38        159,654    2017
                                                                               16.59             19.19        219,450    2016
                                                                               17.98             16.59        102,157    2015
                                                                               16.68             17.98        107,345    2014
                                                                               12.33             16.68        110,842    2013
                                                                               11.02             12.33        113,520    2012
                                                                               11.53             11.02        119,404    2011
                                                                               10.43             11.53        141,763    2010
                                                                                8.11             10.43        146,572    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $18.82            $17.09         509,169   2018
                                                                          16.83             18.82         687,737   2017
                                                                          16.50             16.83         740,040   2016
                                                                          16.95             16.50         819,469   2015
                                                                          16.92             16.95         856,955   2014
                                                                          15.04             16.92         923,686   2013
                                                                          13.91             15.04       1,008,473   2012
                                                                          14.69             13.91       1,261,157   2011
                                                                          13.61             14.69       1,479,561   2010
                                                                          11.45             13.61       1,372,808   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $24.31            $24.56          53,442   2018
                                                                          19.14             24.31          34,513   2017
                                                                          18.10             19.14          38,049   2016
                                                                          17.96             18.10          42,754   2015
                                                                          16.03             17.96          54,344   2014
                                                                          12.21             16.03          57,486   2013
                                                                          10.82             12.21          45,793   2012
                                                                          10.76             10.82          50,244   2011
                                                                           9.51             10.76          59,643   2010
                                                                           7.64              9.51          64,741   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.12            $ 9.91          95,965   2018
                                                                           9.69             12.12          96,018   2017
                                                                          10.00              9.69         111,942   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.64            $13.09         217,662   2018
                                                                          10.43             13.64         318,079   2017
                                                                          10.00             10.43         192,164   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $13.36            $13.12         217,468   2018
                                                                          13.14             13.36         206,267   2017
                                                                          12.27             13.14         191,337   2016
                                                                          12.61             12.27         233,101   2015
                                                                          12.75             12.61         345,186   2014
                                                                          12.49             12.75         444,113   2013
                                                                          11.84             12.49         419,133   2012
                                                                          11.75             11.84         346,270   2011
                                                                          10.95             11.75         370,473   2010
                                                                           7.72             10.95         492,658   2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $22.18            $21.05          28,421   2018
                                                                          21.17             22.18          32,482   2017
                                                                          18.80             21.17          33,759   2016
                                                                          19.67             18.80          39,782   2015
                                                                          19.53             19.67          43,121   2014
                                                                          18.62             19.53          58,749   2013
                                                                          16.57             18.62         106,488   2012
                                                                          16.06             16.57         119,430   2011
                                                                          14.29             16.06         135,555   2010
                                                                           9.53             14.29         138,848   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $35.22            $35.85          60,785   2018
                                                                         27.99             35.22          63,869   2017
                                                                         27.54             27.99          73,191   2016
                                                                         26.39             27.54          82,382   2015
                                                                         24.53             26.39          91,274   2014
                                                                         17.87             24.53         105,531   2013
                                                                         15.53             17.87         124,853   2012
                                                                         18.26             15.53         258,586   2011
                                                                         15.78             18.26         280,988   2010
                                                                         12.43             15.78         263,209   2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $17.17            $15.93          32,860   2018
                                                                         15.35             17.17          37,436   2017
                                                                         15.19             15.35          44,555   2016
                                                                         15.46             15.19          46,696   2015
                                                                         14.90             15.46          47,858   2014
                                                                         13.14             14.90          53,500   2013
                                                                         11.91             13.14          54,408   2012
                                                                         12.47             11.91          65,388   2011
                                                                         11.13             12.47          75,410   2010
                                                                          8.79             11.13          79,272   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.17            $17.06         152,065   2018
                                                                         15.91             18.17         145,818   2017
                                                                         15.13             15.91         153,229   2016
                                                                         15.34             15.13         153,341   2015
                                                                         14.18             15.34         151,763   2014
                                                                         12.10             14.18         154,126   2013
                                                                         10.72             12.10         122,522   2012
                                                                         11.34             10.72         112,981   2011
                                                                          9.79             11.34         128,495   2010
                                                                          7.20              9.79         143,640   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $24.57            $22.55         274,846   2018
                                                                         20.56             24.57         335,542   2017
                                                                         19.41             20.56         337,208   2016
                                                                         19.67             19.41         606,271   2015
                                                                         17.92             19.67         680,493   2014
                                                                         13.92             17.92         840,896   2013
                                                                         12.19             13.92       1,019,596   2012
                                                                         12.76             12.19         589,115   2011
                                                                         11.10             12.76         776,221   2010
                                                                          8.34             11.10         902,890   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $30.22            $28.17           7,358   2018
                                                                         24.89             30.22           5,608   2017
                                                                         24.67             24.89          10,034   2016
                                                                         24.84             24.67          11,990   2015
                                                                         22.84             24.84          13,151   2014
                                                                         16.80             22.84          15,786   2013
                                                                         13.98             16.80          16,725   2012
                                                                         14.63             13.98          22,522   2011
                                                                         12.61             14.63          20,737   2010
                                                                          9.45             12.61          27,811   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $21.25            $19.10        179,206    2018
                                                                  19.19             21.25        200,226    2017
                                                                  16.58             19.19        150,773    2016
                                                                  17.62             16.58        298,259    2015
                                                                  16.52             17.62        333,648    2014
                                                                  13.15             16.52        442,892    2013
                                                                  11.43             13.15        487,889    2012
                                                                  11.55             11.43        237,249    2011
                                                                  10.22             11.55        283,999    2010
                                                                   8.01             10.22        340,630    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $19.10            $17.05         64,908    2018
                                                                  16.66             19.10         70,500    2017
                                                                  14.64             16.66         75,593    2016
                                                                  15.28             14.64         87,966    2015
                                                                  14.10             15.28         79,834    2014
                                                                  10.76             14.10         76,436    2013
                                                                   9.26             10.76         71,893    2012
                                                                   9.29              9.26         77,815    2011
                                                                   8.25              9.29         87,798    2010
                                                                   6.61              8.25         93,831    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $21.40            $23.60         10,356    2018
                                                                  16.22             21.40          9,755    2017
                                                                  16.49             16.22          8,416    2016
                                                                  15.93             16.49        140,143    2015
                                                                  14.47             15.93         66,254    2014
                                                                  10.71             14.47         83,222    2013
                                                                  10.00             10.71         97,565    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $14.59            $14.28         64,521    2018
                                                                  11.01             14.59         46,823    2017
                                                                  11.14             11.01         50,586    2016
                                                                  10.60             11.14         50,123    2015
                                                                   9.71             10.60         58,760    2014
                                                                   7.26              9.71         67,866    2013
                                                                   6.46              7.26         96,598    2012
                                                                   6.57              6.46        131,678    2011
                                                                   5.40              6.57        176,327    2010
                                                                   4.29              5.40        198,216    2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.84            $12.52        275,476    2018
                                                                  12.56             12.84        389,894    2017
                                                                  12.23             12.56        455,520    2016
                                                                  12.55             12.23        429,260    2015
                                                                  12.09             12.55        294,445    2014
                                                                  12.56             12.09        412,112    2013
                                                                  12.10             12.56        506,460    2012
                                                                  11.50             12.10        110,684    2011
                                                                  10.87             11.50        107,593    2010
                                                                   9.58             10.87        115,438    2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $38.76            $32.47        142,889    2018
                                                                  32.71             38.76        157,827    2017
                                                                  29.73             32.71        180,452    2016
                                                                  30.75             29.73        177,202    2015
                                                                  29.50             30.75        258,226    2014
                                                                  22.09             29.50        292,348    2013
                                                                  19.61             22.09        339,208    2012
                                                                  22.38             19.61        233,586    2011
                                                                  17.71             22.38        285,889    2010
                                                                  12.89             17.71        337,464    2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $22.04            $17.87          11,116   2018
                                                                         18.82             22.04           4,871   2017
                                                                         17.52             18.82          11,647   2016
                                                                         18.41             17.52          14,359   2015
                                                                         17.59             18.41          17,543   2014
                                                                         13.74             17.59          53,595   2013
                                                                         11.00             13.74          33,950   2012
                                                                         12.30             11.00          40,201   2011
                                                                          9.91             12.30          55,656   2010
                                                                          6.41              9.91          63,282   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.21            $11.73         124,958   2018
                                                                         12.00             13.21         122,143   2017
                                                                         10.79             12.00         146,747   2016
                                                                         11.70             10.79         161,576   2015
                                                                         11.57             11.70         177,549   2014
                                                                          9.51             11.57         197,189   2013
                                                                          8.39              9.51         233,926   2012
                                                                          8.67              8.39         329,566   2011
                                                                          8.00              8.67         339,662   2010
                                                                          6.25              8.00         406,753   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.82            $16.76         376,498   2018
                                                                         16.53             17.82         490,464   2017
                                                                         14.74             16.53         582,387   2016
                                                                         16.14             14.74         662,399   2015
                                                                         15.69             16.14         751,149   2014
                                                                         14.01             15.69         820,450   2013
                                                                         12.65             14.01         960,121   2012
                                                                         12.57             12.65       1,193,271   2011
                                                                         11.35             12.57       1,569,338   2010
                                                                          8.52             11.35       1,793,545   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $23.64            $21.13          76,840   2018
                                                                         22.20             23.64          79,310   2017
                                                                         19.46             22.20          94,858   2016
                                                                         20.82             19.46         101,003   2015
                                                                         19.77             20.82         111,467   2014
                                                                         15.68             19.77         125,767   2013
                                                                         13.97             15.68         141,962   2012
                                                                         14.36             13.97         289,125   2011
                                                                         13.13             14.36         341,364   2010
                                                                         10.60             13.13         414,146   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $13.21            $11.06         104,853   2018
                                                                         11.34             13.21          92,756   2017
                                                                         10.52             11.34         116,760   2016
                                                                         11.45             10.52         120,120   2015
                                                                         11.98             11.45         131,705   2014
                                                                          9.32             11.98         157,794   2013
                                                                          7.83              9.32         185,575   2012
                                                                          8.56              7.83         239,523   2011
                                                                          8.11              8.56         264,709   2010
                                                                          6.29              8.11         269,476   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.17            $ 9.14         855,007   2018
                                                                         9.28              9.17       1,127,822   2017
                                                                         9.43              9.28         806,654   2016
                                                                         9.60              9.43         882,872   2015
                                                                         9.76              9.60       1,006,064   2014
                                                                         9.93              9.76         927,078   2013
                                                                        10.00              9.93         936,671   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $22.27            $19.60          22,013   2018
                                                                        20.40             22.27          24,238   2017
                                                                        18.28             20.40          25,896   2016
                                                                        20.49             18.28          25,702   2015
                                                                        18.35             20.49          29,254   2014
                                                                        14.05             18.35          30,347   2013
                                                                        12.06             14.05          35,534   2012
                                                                        13.11             12.06          55,982   2011
                                                                        10.67             13.11          57,916   2010
                                                                         8.15             10.67          71,732   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.62            $21.35          94,536   2018
                                                                        18.62             21.62          91,606   2017
                                                                        18.16             18.62          96,795   2016
                                                                        18.40             18.16         114,578   2015
                                                                        17.29             18.40         144,783   2014
                                                                        14.68             17.29         143,370   2013
                                                                        13.17             14.68         140,697   2012
                                                                        13.22             13.17         192,457   2011
                                                                        12.44             13.22         245,248   2010
                                                                        10.08             12.44         292,845   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $20.73            $20.72          39,646   2018
                                                                        16.22             20.73          40,900   2017
                                                                        16.18             16.22         117,984   2016
                                                                        14.71             16.18         119,467   2015
                                                                        13.79             14.71         143,084   2014
                                                                        10.72             13.79         179,184   2013
                                                                         8.81             10.72         212,523   2012
                                                                         9.63              8.81         263,691   2011
                                                                         9.20              9.63         312,870   2010
                                                                         6.41              9.20         593,420   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $12.44            $10.38           5,791   2018
                                                                         9.68             12.44           5,940   2017
                                                                        10.55              9.68           6,286   2016
                                                                        11.77             10.55           6,350   2015
                                                                        13.62             11.77           8,722   2014
                                                                        12.12             13.62          18,702   2013
                                                                        10.90             12.12          21,384   2012
                                                                        16.38             10.90          23,065   2011
                                                                        13.33             16.38          31,312   2010
                                                                         7.57             13.33          42,775   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $32.01            $28.76         45,715    2018
                                                                        28.07             32.01         15,264    2017
                                                                        28.29             28.07         15,651    2016
                                                                        29.35             28.29         14,974    2015
                                                                        24.86             29.35         15,908    2014
                                                                        17.16             24.86         21,158    2013
                                                                        14.74             17.16         22,856    2012
                                                                        14.68             14.74         30,262    2011
                                                                        11.97             14.68         33,255    2010
                                                                         9.08             11.97         40,571    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $17.21            $16.07         22,969    2018
                                                                        14.71             17.21         22,887    2017
                                                                        13.04             14.71         15,260    2016
                                                                        13.88             13.04         18,497    2015
                                                                        12.44             13.88         19,362    2014
                                                                        10.07             12.44         20,750    2013
                                                                         8.98             10.07         23,342    2012
                                                                         8.48              8.98         26,709    2011
                                                                         7.70              8.48         26,951    2010
                                                                         6.38              7.70         32,277    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.88            $10.64         56,828    2018
                                                                        10.52             11.88         57,399    2017
                                                                         9.47             10.52         58,405    2016
                                                                         9.92              9.47         63,727    2015
                                                                        10.00              9.92         70,334    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.43            $17.08          2,676    2018
                                                                        15.24             18.43          5,045    2017
                                                                        14.31             15.24          8,431    2016
                                                                        14.56             14.31         14,040    2015
                                                                        13.38             14.56         14,279    2014
                                                                        10.33             13.38         17,065    2013
                                                                         8.85             10.33         22,302    2012
                                                                         9.22              8.85         27,682    2011
                                                                         8.46              9.22         23,198    2010
                                                                         6.80              8.46         24,137    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $18.94            $18.30         12,154    2018
                                                                        15.25             18.94         15,445    2017
                                                                        14.26             15.25         18,287    2016
                                                                        14.83             14.26         22,546    2015
                                                                        16.30             14.83         25,112    2014
                                                                        11.74             16.30         30,841    2013
                                                                         9.88             11.74         31,576    2012
                                                                        11.23              9.88         35,116    2011
                                                                         8.41             11.23         41,700    2010
                                                                         5.25              8.41         54,924    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $20.90            $19.34         77,631    2018
                                                                        18.98             20.90         77,605    2017
                                                                        17.74             18.98         86,847    2016
                                                                        18.16             17.74         87,267    2015
                                                                        17.06             18.16         94,146    2014
                                                                        14.62             17.06        126,276    2013
                                                                        13.41             14.62        134,265    2012
                                                                        13.43             13.41        141,099    2011
                                                                        12.46             13.43        167,940    2010
                                                                        10.77             12.46        186,239    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $25.31            $25.08         29,000    2018
                                                                                  22.49             25.31         40,358    2017
                                                                                  20.56             22.49         52,460    2016
                                                                                  24.54             20.56         58,331    2015
                                                                                  22.20             24.54         55,265    2014
                                                                                  18.79             22.20         64,066    2013
                                                                                  16.88             18.79        103,701    2012
                                                                                  16.12             16.88        168,162    2011
                                                                                  14.45             16.12        177,871    2010
                                                                                  11.06             14.45        206,092    2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.72            $12.58         13,306    2018
                                                                                  10.10             12.72         14,987    2017
                                                                                   9.71             10.10         15,636    2016
                                                                                  10.00              9.71         19,633    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $24.46            $22.61         18,059    2018
                                                                                  19.67             24.46         25,271    2017
                                                                                  20.50             19.67         26,581    2016
                                                                                  20.20             20.50         26,913    2015
                                                                                  17.85             20.20         32,375    2014
                                                                                  14.03             17.85         34,462    2013
                                                                                  12.54             14.03         42,793    2012
                                                                                  12.93             12.54         47,367    2011
                                                                                  12.05             12.93         56,325    2010
                                                                                   8.51             12.05         64,550    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $12.68            $11.77         12,915    2018
                                                                                  11.84             12.68         17,819    2017
                                                                                  11.47             11.84         21,733    2016
                                                                                  11.60             11.47         40,770    2015
                                                                                  10.93             11.60         43,226    2014
                                                                                   9.85             10.93         44,744    2013
                                                                                   8.94              9.85         47,733    2012
                                                                                   9.06              8.94         99,669    2011
                                                                                   8.18              9.06        123,781    2010
                                                                                   6.84              8.18         89,063    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $27.32            $25.16         11,840    2018
                                                                                  21.63             27.32         12,195    2017
                                                                                  21.56             21.63         12,249    2016
                                                                                  20.62             21.56         16,521    2015
                                                                                  19.88             20.62         17,699    2014
                                                                                  14.91             19.88         17,790    2013
                                                                                  13.06             14.91         17,594    2012
                                                                                  13.17             13.06         17,409    2011
                                                                                  10.54             13.17         13,325    2010
                                                                                   8.11             10.54         15,837    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $22.49            $19.14        221,110    2018
                                                                                  16.78             22.49        211,614    2017
                                                                                  17.10             16.78        234,269    2016
                                                                                  16.78             17.10        269,793    2015
                                                                                  16.72             16.78        295,891    2014
                                                                                  13.40             16.72        323,401    2013
                                                                                  11.27             13.40        317,291    2012
                                                                                  12.53             11.27        415,157    2011
                                                                                  11.02             12.53        508,166    2010
                                                                                   8.04             11.02        530,639    2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $17.55            $15.85         363,752   2018
                                                                              15.31             17.55         315,914   2017
                                                                              13.99             15.31         352,413   2016
                                                                              13.80             13.99         295,437   2015
                                                                              12.72             13.80         332,844   2014
                                                                               9.84             12.72         394,255   2013
                                                                               8.59              9.84         487,949   2012
                                                                               8.76              8.59         900,662   2011
                                                                               7.70              8.76       1,087,942   2010
                                                                               6.12              7.70         719,359   2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $36.73            $32.30          74,588   2018
                                                                              32.80             36.73          86,114   2017
                                                                              28.36             32.80         103,163   2016
                                                                              30.72             28.36         122,695   2015
                                                                              27.99             30.72         129,393   2014
                                                                              20.25             27.99         219,384   2013
                                                                              17.51             20.25         241,602   2012
                                                                              18.24             17.51         292,454   2011
                                                                              15.08             18.24         348,654   2010
                                                                              11.21             15.08         218,892   2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $15.11            $14.04          54,973   2018
                                                                              13.56             15.11          51,980   2017
                                                                              12.22             13.56          53,757   2016
                                                                              13.68             12.22          54,097   2015
                                                                              13.86             13.68          55,104   2014
                                                                              14.08             13.86          75,712   2013
                                                                              12.48             14.08         127,077   2012
                                                                              12.45             12.48         146,903   2011
                                                                              11.21             12.45         119,630   2010
                                                                               9.39             11.21          90,543   2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $22.15            $21.20         137,046   2018
                                                                              21.14             22.15         143,163   2017
                                                                              19.12             21.14         150,992   2016
                                                                              19.78             19.12         237,519   2015
                                                                              19.47             19.78         211,233   2014
                                                                              18.73             19.47         216,311   2013
                                                                              16.67             18.73         261,142   2012
                                                                              16.41             16.67         299,846   2011
                                                                              14.59             16.41         349,977   2010
                                                                              10.58             14.59         318,024   2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $26.17            $25.11          62,626   2018
                                                                              24.43             26.17          65,629   2017
                                                                              24.69             24.43          68,553   2016
                                                                              25.47             24.69          38,536   2015
                                                                              20.89             25.47          41,181   2014
                                                                              24.41             20.89          48,229   2013
                                                                              23.78             24.41          91,122   2012
                                                                              18.93             23.78         104,882   2011
                                                                              17.25             18.93         140,244   2010
                                                                              18.35             17.25         239,731   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.97            $11.80         232,683   2018
                                                                 12.01             11.97         227,795   2017
                                                                 12.05             12.01         214,168   2016
                                                                 12.22             12.05         304,098   2015
                                                                 12.33             12.22         588,582   2014
                                                                 12.56             12.33         645,616   2013
                                                                 12.07             12.56         728,426   2012
                                                                 12.14             12.07         806,149   2011
                                                                 11.73             12.14         873,509   2010
                                                                 10.53             11.73         934,324   2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $19.30            $18.87         454,121   2018
                                                                 18.72             19.30         563,657   2017
                                                                 18.54             18.72         634,563   2016
                                                                 18.78             18.54         694,699   2015
                                                                 18.32             18.78         633,871   2014
                                                                 19.01             18.32         741,521   2013
                                                                 17.65             19.01       1,019,101   2012
                                                                 17.33             17.65       1,078,575   2011
                                                                 16.30             17.33       1,271,639   2010
                                                                 14.54             16.30       1,275,960   2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $35.20            $32.62          19,007   2018
                                                                 27.60             35.20          21,060   2017
                                                                 27.73             27.60          22,488   2016
                                                                 26.65             27.73          26,521   2015
                                                                 25.41             26.65          33,182   2014
                                                                 19.98             25.41          42,120   2013
                                                                 18.38             19.98          54,033   2012
                                                                 19.58             18.38          60,948   2011
                                                                 18.55             19.58          69,528   2010
                                                                 11.99             18.55         100,001   2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $34.50            $33.51          12,257   2018
                                                                 25.78             34.50          13,692   2017
                                                                 26.57             25.78          13,207   2016
                                                                 24.34             26.57          17,003   2015
                                                                 22.60             24.34          18,278   2014
                                                                 16.77             22.60          26,221   2013
                                                                 14.74             16.77          28,957   2012
                                                                 15.01             14.74          31,260   2011
                                                                 13.70             15.01          35,434   2010
                                                                  9.77             13.70          40,600   2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.92            $11.16         182,456   2018
                                                                 14.23             13.92         149,017   2017
                                                                 11.60             14.23         108,898   2016
                                                                 16.58             11.60          86,631   2015
                                                                 21.04             16.58          85,140   2014
                                                                 19.50             21.04          84,975   2013
                                                                 20.43             19.50         103,789   2012
                                                                 25.77             20.43         120,129   2011
                                                                 20.56             25.77         139,022   2010
                                                                 11.86             20.56         156,950   2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $10.72            $10.34         27,364    2018
                                                                 8.31             10.72         30,160    2017
                                                                 7.98              8.31         20,875    2016
                                                                 7.50              7.98         19,393    2015
                                                                 6.50              7.50         25,799    2014
                                                                 4.91              6.50         27,950    2013
                                                                 4.28              4.91         35,043    2012
                                                                 4.26              4.28         40,754    2011
                                                                 3.66              4.26         45,407    2010
                                                                 2.45              3.66         52,220    2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.47            $13.05         48,541    2018
                                                                13.27             13.47         55,120    2017
                                                                13.11             13.27         58,256    2016
                                                                13.39             13.11         64,387    2015
                                                                12.96             13.39         67,160    2014
                                                                13.36             12.96         80,057    2013
                                                                12.86             13.36         81,798    2012
                                                                12.21             12.86        112,319    2011
                                                                11.54             12.21        120,155    2010
                                                                10.88             11.54        131,990    2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.25            $19.37         74,651    2018
                                                                16.05             20.25         78,632    2017
                                                                15.93             16.05         83,321    2016
                                                                15.69             15.93         83,455    2015
                                                                13.99             15.69         90,276    2014
                                                                10.55             13.99        100,133    2013
                                                                 8.88             10.55        117,026    2012
                                                                 8.99              8.88        158,655    2011
                                                                 8.20              8.99        178,762    2010
                                                                 6.01              8.20        193,488    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $38.21            $35.41         57,615    2018
                                                                36.72             38.21         61,047    2017
                                                                34.59             36.72         68,986    2016
                                                                33.65             34.59         74,506    2015
                                                                25.95             33.65         85,958    2014
                                                                25.73             25.95        129,798    2013
                                                                22.41             25.73        100,865    2012
                                                                20.76             22.41        130,701    2011
                                                                16.37             20.76        156,481    2010
                                                                12.27             16.37        184,616    2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.08            $16.93        302,501    2018
                                                                15.14             18.08        285,108    2017
                                                                13.80             15.14        289,422    2016
                                                                13.89             13.80        336,115    2015
                                                                12.47             13.89        325,324    2014
                                                                 9.61             12.47        363,568    2013
                                                                 8.45              9.61        444,056    2012
                                                                 8.45              8.45        525,906    2011
                                                                 7.49              8.45        648,388    2010
                                                                 6.03              7.49        718,406    2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $34.10            $30.27          63,799   2018
                                                          30.78             34.10          66,913   2017
                                                          25.30             30.78          67,971   2016
                                                          26.84             25.30          72,814   2015
                                                          26.31             26.84          74,631   2014
                                                          19.55             26.31          76,789   2013
                                                          17.36             19.55          79,708   2012
                                                          17.13             17.36          96,453   2011
                                                          13.67             17.13         129,868   2010
                                                          10.62             13.67         160,026   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $19.28            $17.75         814,665   2018
                                                          16.97             19.28         994,301   2017
                                                          16.23             16.97       1,115,309   2016
                                                          16.70             16.23       1,196,883   2015
                                                          16.13             16.70       1,298,915   2014
                                                          14.28             16.13       1,485,302   2013
                                                          12.91             14.28       1,539,231   2012
                                                          13.51             12.91       1,684,552   2011
                                                          12.54             13.51       2,076,773   2010
                                                          10.56             12.54       2,428,002   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.42            $13.24         655,358   2018
                                                          12.73             14.42         738,079   2017
                                                          12.20             12.73         898,538   2016
                                                          12.58             12.20       1,018,589   2015
                                                          12.18             12.58       1,125,728   2014
                                                          10.81             12.18       1,172,393   2013
                                                           9.80             10.81       1,412,902   2012
                                                          10.29              9.80       1,791,982   2011
                                                           9.57             10.29       2,167,649   2010
                                                           8.07              9.57       2,255,156   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $18.78            $17.83          51,392   2018
                                                          15.93             18.78          57,236   2017
                                                          14.83             15.93          58,666   2016
                                                          15.44             14.83          58,892   2015
                                                          13.93             15.44          62,887   2014
                                                          10.58             13.93          70,058   2013
                                                           9.29             10.58          76,557   2012
                                                           9.74              9.29          91,467   2011
                                                           8.98              9.74         103,502   2010
                                                           6.94              8.98         125,197   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $25.30            $24.94           5,412   2018
                                                          19.12             25.30           7,633   2017
                                                          19.35             19.12           6,976   2016
                                                          19.43             19.35          13,226   2015
                                                          19.03             19.43          14,119   2014
                                                          13.84             19.03          15,191   2013
                                                          11.69             13.84          17,961   2012
                                                          12.59             11.69          15,129   2011
                                                          10.00             12.59           7,986   2010
--------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.85            $11.74         4,455     2018
                                                            11.38             12.85         4,662     2017
                                                            11.16             11.38         4,939     2016
                                                            11.28             11.16         5,009     2015
                                                            10.79             11.28         5,417     2014
                                                             9.50             10.79         5,792     2013
                                                             8.58              9.50         6,036     2012
                                                             9.06              8.58         7,127     2011
                                                             8.42              9.06         7,219     2010
                                                             6.93              8.42         7,246     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.91            $12.22            --     2018
                                                            10.45             13.91            --     2017
                                                            10.79             10.45            --     2016
                                                            10.77             10.79            --     2015
                                                            10.52             10.77            --     2014
                                                             8.77             10.52            --     2013
                                                             7.93              8.77            --     2012
                                                            10.60              7.93            --     2011
                                                             9.15             10.60            --     2010
                                                             6.12              9.15            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.48            $16.07            --     2018
                                                            15.09             17.48            --     2017
                                                            13.92             15.09            --     2016
                                                            14.05             13.92            --     2015
                                                            13.17             14.05            --     2014
                                                            10.02             13.17            --     2013
                                                             8.75             10.02            --     2012
                                                             8.45              8.75            --     2011
                                                             7.67              8.45            --     2010
                                                             6.53              7.67            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.96            $ 5.98        13,966     2018
                                                             6.51              7.96        12,592     2017
                                                             6.72              6.51        35,705     2016
                                                             6.72              6.72        25,950     2015
                                                             7.36              6.72        23,798     2014
                                                             6.14              7.36        17,951     2013
                                                             5.51              6.14        34,298     2012
                                                             7.00              5.51        29,493     2011
                                                             6.88              7.00        27,339     2010
                                                             5.24              6.88        27,213     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.44            $20.42            --     2018
                                                            15.89             20.44            --     2017
                                                            15.90             15.89            --     2016
                                                            14.69             15.90            --     2015
                                                            13.21             14.69            --     2014
                                                             9.88             13.21            --     2013
                                                             8.67              9.88            --     2012
                                                             9.22              8.67            --     2011
                                                             8.60              9.22            --     2010
                                                             6.42              8.60            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.54            $19.83            --     2018
                                                                        15.72             20.54            --     2017
                                                                        15.16             15.72            --     2016
                                                                        15.76             15.16            --     2015
                                                                        16.48             15.76         5,234     2014
                                                                        11.61             16.48            --     2013
                                                                        10.37             11.61            --     2012
                                                                        10.19             10.37            --     2011
                                                                         7.64             10.19            --     2010
                                                                         5.54              7.64            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.71            $16.66            --     2018
                                                                        14.24             17.71            --     2017
                                                                        14.26             14.24            --     2016
                                                                        13.90             14.26            --     2015
                                                                        13.13             13.90            --     2014
                                                                         9.59             13.13            --     2013
                                                                        10.00              9.59            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.82            $17.66            --     2018
                                                                        15.17             18.82            --     2017
                                                                        15.22             15.17            --     2016
                                                                        14.88             15.22            --     2015
                                                                        14.09             14.88            --     2014
                                                                        10.32             14.09            --     2013
                                                                         9.32             10.32            --     2012
                                                                        10.20              9.32            --     2011
                                                                         8.73             10.20            --     2010
                                                                         5.40              8.73            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.37            $14.86            --     2018
                                                                        15.13             17.37            --     2017
                                                                        13.24             15.13        13,098     2016
                                                                        14.46             13.24            --     2015
                                                                        13.57             14.46            --     2014
                                                                        10.24             13.57            --     2013
                                                                         8.82             10.24            --     2012
                                                                         9.23              8.82            --     2011
                                                                         8.17              9.23            --     2010
                                                                         6.51              8.17            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.42            $14.53        24,544     2018
                                                                        14.86             16.42        20,215     2017
                                                                        13.80             14.86        19,995     2016
                                                                        15.00             13.80            --     2015
                                                                        14.20             15.00            --     2014
                                                                        11.25             14.20            --     2013
                                                                        10.12             11.25            --     2012
                                                                        10.37             10.12            --     2011
                                                                         9.69             10.37            --     2010
                                                                         7.74              9.69            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.15            $13.35         8,247     2018
                                                                               14.00             15.15         7,967     2017
                                                                               12.49             14.00         7,924     2016
                                                                               13.13             12.49         8,409     2015
                                                                               12.36             13.13         5,961     2014
                                                                               10.13             12.36         5,975     2013
                                                                                9.23             10.13            --     2012
                                                                                9.58              9.23            --     2011
                                                                                8.76              9.58            --     2010
                                                                                7.32              8.76            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.20            $10.93        10,371     2018
                                                                               11.01             13.20        10,100     2017
                                                                               11.36             11.01         6,087     2016
                                                                               11.94             11.36        15,329     2015
                                                                               12.22             11.94        10,181     2014
                                                                               10.54             12.22        10,843     2013
                                                                                9.36             10.54        11,745     2012
                                                                               10.31              9.36         8,733     2011
                                                                                9.38             10.31         9,276     2010
                                                                                7.12              9.38        15,016     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.47            $ 9.82            --     2018
                                                                               10.89             12.47            --     2017
                                                                                9.46             10.89            --     2016
                                                                               10.84              9.46            --     2015
                                                                               10.44             10.84            --     2014
                                                                                8.02             10.44            --     2013
                                                                                6.98              8.02            --     2012
                                                                                7.40              6.98            --     2011
                                                                                7.08              7.40            --     2010
                                                                                4.91              7.08            --     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.66            $11.06        13,068     2018
                                                                               11.51             11.66        11,381     2017
                                                                               11.29             11.51        11,580     2016
                                                                               11.86             11.29         3,084     2015
                                                                               11.75             11.86        17,096     2014
                                                                               13.15             11.75        18,163     2013
                                                                               12.54             13.15        15,424     2012
                                                                               11.49             12.54        16,184     2011
                                                                               11.20             11.49        20,496     2010
                                                                               10.40             11.20        33,177     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.04            $14.62            --     2018
                                                                               14.43             16.04            --     2017
                                                                               11.97             14.43            --     2016
                                                                               13.15             11.97            --     2015
                                                                               12.82             13.15            --     2014
                                                                                9.24             12.82            --     2013
                                                                                8.35              9.24            --     2012
                                                                                8.78              8.35            --     2011
                                                                                7.01              8.78            --     2010
                                                                                5.60              7.01            --     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.05            $14.40          5,735    2018
                                                                          15.22             16.05          6,185    2017
                                                                          13.24             15.22         10,815    2016
                                                                          14.44             13.24             --    2015
                                                                          13.49             14.44             --    2014
                                                                          10.04             13.49             --    2013
                                                                           9.03             10.04             --    2012
                                                                           9.51              9.03             --    2011
                                                                           8.66              9.51             --    2010
                                                                           6.78              8.66             --    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.43            $13.02         82,646    2018
                                                                          12.99             14.43         89,106    2017
                                                                          12.82             12.99        100,033    2016
                                                                          13.26             12.82        119,073    2015
                                                                          13.32             13.26        133,838    2014
                                                                          11.92             13.32        153,850    2013
                                                                          11.10             11.92        179,171    2012
                                                                          11.80             11.10        218,814    2011
                                                                          11.01             11.80        226,306    2010
                                                                           9.32             11.01        221,712    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.34            $18.41             --    2018
                                                                          14.54             18.34             --    2017
                                                                          13.84             14.54             --    2016
                                                                          13.83             13.84             --    2015
                                                                          12.42             13.83             --    2014
                                                                           9.52             12.42             --    2013
                                                                           8.50              9.52             --    2012
                                                                           8.50              8.50             --    2011
                                                                           7.56              8.50             --    2010
                                                                           6.12              7.56             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.99            $ 9.74             --    2018
                                                                           9.65             11.99             --    2017
                                                                          10.00              9.65             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.49            $12.86          6,455    2018
                                                                          10.39             13.49         12,216    2017
                                                                          10.00             10.39             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.74            $11.45         12,428    2018
                                                                          11.62             11.74          5,624    2017
                                                                          10.92             11.62          5,722    2016
                                                                          11.30             10.92          6,382    2015
                                                                          11.50             11.30         14,392    2014
                                                                          11.34             11.50         14,957    2013
                                                                          10.83             11.34         10,802    2012
                                                                          10.81             10.83             --    2011
                                                                          10.14             10.81             --    2010
                                                                           7.20             10.14          9,300    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $16.81            $15.85            --     2018
                                                                         16.15             16.81            --     2017
                                                                         14.44             16.15            --     2016
                                                                         15.20             14.44            --     2015
                                                                         15.20             15.20            --     2014
                                                                         14.58             15.20            --     2013
                                                                         13.07             14.58            --     2012
                                                                         12.75             13.07            --     2011
                                                                         11.42             12.75            --     2010
                                                                          7.67             11.42            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.38            $18.59            --     2018
                                                                         14.71             18.38            --     2017
                                                                         14.56             14.71            --     2016
                                                                         14.05             14.56            --     2015
                                                                         13.15             14.05            --     2014
                                                                          9.64             13.15            --     2013
                                                                          8.44              9.64            --     2012
                                                                          9.99              8.44        14,557     2011
                                                                          8.68              9.99        14,382     2010
                                                                          6.89              8.68        10,930     2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.81            $15.69         6,832     2018
                                                                         14.83             16.81         7,399     2017
                                                                         14.19             14.83         8,045     2016
                                                                         14.48             14.19         8,603     2015
                                                                         13.48             14.48         7,059     2014
                                                                         11.57             13.48         7,748     2013
                                                                         10.32             11.57         8,377     2012
                                                                         10.99             10.32         9,019     2011
                                                                          9.56             10.99        20,136     2010
                                                                          7.08              9.56        10,411     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.20            $16.59         5,011     2018
                                                                         15.33             18.20         9,084     2017
                                                                         14.57             15.33         6,471     2016
                                                                         14.86             14.57        28,660     2015
                                                                         13.63             14.86        32,943     2014
                                                                         10.66             13.63        42,057     2013
                                                                          9.40             10.66        49,937     2012
                                                                          9.90              9.40            --     2011
                                                                          8.67              9.90            --     2010
                                                                          6.55              8.67            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.22            $16.87            --     2018
                                                                         15.10             18.22            --     2017
                                                                         15.06             15.10            --     2016
                                                                         15.27             15.06            --     2015
                                                                         14.13             15.27            --     2014
                                                                         10.47             14.13            --     2013
                                                                          8.77             10.47            --     2012
                                                                          9.24              8.77            --     2011
                                                                          8.02              9.24            --     2010
                                                                          6.05              8.02            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $15.14            $13.52         6,145     2018
                                                                  13.76             15.14         6,565     2017
                                                                  11.97             13.76            --     2016
                                                                  12.80             11.97        14,617     2015
                                                                  12.09             12.80        15,909     2014
                                                                   9.68             12.09        21,793     2013
                                                                   8.47              9.68        25,358     2012
                                                                   8.62              8.47            --     2011
                                                                   7.68              8.62            --     2010
                                                                   6.06              7.68            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.77            $15.75            --     2018
                                                                  15.60             17.77            --     2017
                                                                  13.80             15.60            --     2016
                                                                  14.50             13.80            --     2015
                                                                  13.47             14.50            --     2014
                                                                  10.35             13.47            --     2013
                                                                   8.96             10.35            --     2012
                                                                   9.06              8.96            --     2011
                                                                   8.10              9.06            --     2010
                                                                   6.53              8.10            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.58            $22.54            --     2018
                                                                  15.70             20.58            --     2017
                                                                  16.07             15.70            --     2016
                                                                  15.62             16.07        10,848     2015
                                                                  14.29             15.62         5,228     2014
                                                                  10.64             14.29         6,188     2013
                                                                  10.00             10.64         7,686     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $20.50            $19.93            --     2018
                                                                  15.57             20.50            --     2017
                                                                  15.86             15.57            --     2016
                                                                  15.19             15.86            --     2015
                                                                  14.01             15.19            --     2014
                                                                  10.55             14.01            --     2013
                                                                   9.44             10.55            --     2012
                                                                   9.67              9.44            --     2011
                                                                   8.00              9.67            --     2010
                                                                   6.40              8.00            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.97            $11.59        25,103     2018
                                                                  11.78             11.97        38,633     2017
                                                                  11.55             11.78        39,555     2016
                                                                  11.93             11.55        36,161     2015
                                                                  11.56             11.93        23,899     2014
                                                                  12.09             11.56        29,603     2013
                                                                  11.73             12.09        30,296     2012
                                                                  11.22             11.73            --     2011
                                                                  10.68             11.22            --     2010
                                                                   9.47             10.68            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.39            $15.30         8,919     2018
                                                                  15.62             18.39         9,040     2017
                                                                  14.29             15.62        10,552     2016
                                                                  14.88             14.29         9,669     2015
                                                                  14.37             14.88        19,276     2014
                                                                  10.83             14.37        18,510     2013
                                                                   9.68             10.83        22,867     2012
                                                                  11.12              9.68            --     2011
                                                                   8.86             11.12            --     2010
                                                                   6.49              8.86            --     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.73            $13.48             --    2018
                                                                         14.39             16.73             --    2017
                                                                         13.48             14.39             --    2016
                                                                         14.26             13.48             --    2015
                                                                         13.71             14.26             --    2014
                                                                         10.79             13.71             --    2013
                                                                          8.69             10.79             --    2012
                                                                          9.79              8.69             --    2011
                                                                          7.93              9.79             --    2010
                                                                          5.17              7.93             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.33            $10.88         37,921    2018
                                                                         11.28             12.33         40,968    2017
                                                                         10.20             11.28         44,120    2016
                                                                         11.14             10.20         49,186    2015
                                                                         11.09             11.14         52,140    2014
                                                                          9.18             11.09         55,867    2013
                                                                          8.15              9.18         61,774    2012
                                                                          8.48              8.15         71,589    2011
                                                                          7.87              8.48         76,685    2010
                                                                          6.19              7.87         81,544    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.15            $14.15         68,998    2018
                                                                         14.14             15.15         75,652    2017
                                                                         12.70             14.14         82,774    2016
                                                                         13.99             12.70         91,457    2015
                                                                         13.70             13.99        100,510    2014
                                                                         12.31             13.70        121,892    2013
                                                                         11.19             12.31        141,562    2012
                                                                         11.19             11.19        162,029    2011
                                                                         10.17             11.19        192,234    2010
                                                                          7.68             10.17        202,073    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.15            $12.56             --    2018
                                                                         13.37             14.15             --    2017
                                                                         11.80             13.37             --    2016
                                                                         12.71             11.80             --    2015
                                                                         12.15             12.71             --    2014
                                                                          9.70             12.15             --    2013
                                                                          8.70              9.70             --    2012
                                                                          9.00              8.70         14,298    2011
                                                                          8.29              9.00         15,862    2010
                                                                          6.73              8.29         28,395    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.23            $10.17             --    2018
                                                                         10.57             12.23             --    2017
                                                                          9.87             10.57             --    2016
                                                                         10.81              9.87             --    2015
                                                                         11.39             10.81             --    2014
                                                                          8.92             11.39             --    2013
                                                                          7.54              8.92             --    2012
                                                                          8.30              7.54             --    2011
                                                                          7.92              8.30             --    2010
                                                                          6.18              7.92             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.84            $ 8.76            --     2018
                                                                         9.01              8.84            --     2017
                                                                         9.22              9.01            --     2016
                                                                         9.44              9.22            --     2015
                                                                         9.67              9.44         4,571     2014
                                                                         9.90              9.67            --     2013
                                                                        10.00              9.90            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $18.74            $18.38        39,274     2018
                                                                        16.24             18.74        43,025     2017
                                                                        15.94             16.24        44,755     2016
                                                                        16.26             15.94        49,075     2015
                                                                        15.38             16.26        50,834     2014
                                                                        13.15             15.38        61,782     2013
                                                                        11.88             13.15        61,148     2012
                                                                        12.00             11.88        64,956     2011
                                                                        11.37             12.00        69,306     2010
                                                                         9.27             11.37        72,999     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $23.01            $22.85            --     2018
                                                                        18.12             23.01            --     2017
                                                                        18.20             18.12         5,466     2016
                                                                        16.65             18.20         5,741     2015
                                                                        15.72             16.65         7,368     2014
                                                                        12.30             15.72         8,436     2013
                                                                        10.17             12.30        10,002     2012
                                                                        11.19             10.17         8,036     2011
                                                                        10.77             11.19         8,491     2010
                                                                         7.55             10.77        26,331     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.44            $17.35            --     2018
                                                                        17.16             19.44            --     2017
                                                                        17.41             17.16            --     2016
                                                                        18.18             17.41            --     2015
                                                                        15.51             18.18            --     2014
                                                                        10.77             15.51            --     2013
                                                                         9.32             10.77            --     2012
                                                                         9.34              9.32            --     2011
                                                                         7.67              9.34            --     2010
                                                                         5.85              7.67            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.03            $14.87         6,204     2018
                                                                        13.79             16.03         6,593     2017
                                                                        12.31             13.79         7,262     2016
                                                                        13.19             12.31         8,045     2015
                                                                        11.90             13.19         8,477     2014
                                                                         9.70             11.90         9,454     2013
                                                                         8.71              9.70        10,547     2012
                                                                         8.28              8.71        11,430     2011
                                                                         7.56              8.28        12,619     2010
                                                                         6.31              7.56        13,435     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.64            $10.36            --     2018
                                                                        10.38             11.64            --     2017
                                                                         9.40             10.38            --     2016
                                                                         9.92              9.40            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $18.96            $17.46            --     2018
                                                                                  15.78             18.96            --     2017
                                                                                  14.92             15.78            --     2016
                                                                                  15.29             14.92            --     2015
                                                                                  14.14             15.29            --     2014
                                                                                  10.99             14.14            --     2013
                                                                                   9.47             10.99            --     2012
                                                                                   9.94              9.47            --     2011
                                                                                   9.18              9.94            --     2010
                                                                                   7.43              9.18            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $15.00            $13.78            --     2018
                                                                                  13.71             15.00            --     2017
                                                                                  12.90             13.71         2,123     2016
                                                                                  13.29             12.90            --     2015
                                                                                  12.57             13.29            --     2014
                                                                                  10.84             12.57            --     2013
                                                                                  10.01             10.84            --     2012
                                                                                  10.09             10.01        21,334     2011
                                                                                   9.42             10.09        21,873     2010
                                                                                   8.20              9.42        21,675     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $19.78            $19.47            --     2018
                                                                                  17.69             19.78            --     2017
                                                                                  16.29             17.69            --     2016
                                                                                  19.57             16.29            --     2015
                                                                                  17.82             19.57            --     2014
                                                                                  15.18             17.82            --     2013
                                                                                  13.73             15.18            --     2012
                                                                                  13.20             13.73            --     2011
                                                                                  11.91             13.20            --     2010
                                                                                   9.18             11.91            --     2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.49            $12.27            --     2018
                                                                                   9.98             12.49            --     2017
                                                                                   9.66              9.98            --     2016
                                                                                  10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $16.21            $14.89            --     2018
                                                                                  13.12             16.21            --     2017
                                                                                  13.77             13.12            --     2016
                                                                                  13.66             13.77            --     2015
                                                                                  12.15             13.66            --     2014
                                                                                   9.61             12.15            --     2013
                                                                                   8.65              9.61            --     2012
                                                                                   8.98              8.65            --     2011
                                                                                   8.43              8.98            --     2010
                                                                                   5.99              8.43            --     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.43            $ 9.62         1,469     2018
                                                                           9.81             10.43         1,664     2017
                                                                           9.57              9.81         1,804     2016
                                                                           9.74              9.57         1,972     2015
                                                                           9.24              9.74         2,279     2014
                                                                           8.38              9.24         2,518     2013
                                                                           7.66              8.38         2,658     2012
                                                                           7.81              7.66        14,812     2011
                                                                           7.10              7.81        15,275     2010
                                                                           5.98              7.10        16,023     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.61            $14.28            --     2018
                                                                          12.45             15.61            --     2017
                                                                          12.48             12.45            --     2016
                                                                          12.02             12.48            --     2015
                                                                          11.67             12.02            --     2014
                                                                           8.81             11.67            --     2013
                                                                           7.77              8.81            --     2012
                                                                           7.89              7.77            --     2011
                                                                           6.35              7.89            --     2010
                                                                           4.92              6.35            --     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.78            $14.19         3,923     2018
                                                                          12.61             16.78         7,909     2017
                                                                          12.93             12.61         7,863     2016
                                                                          12.77             12.93        10,797     2015
                                                                          12.82             12.77        12,593     2014
                                                                          10.33             12.82        10,336     2013
                                                                           8.75             10.33        12,005     2012
                                                                           9.80              8.75        14,018     2011
                                                                           8.67              9.80        14,558     2010
                                                                           6.37              8.67        16,174     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.57            $15.77        22,622     2018
                                                                          15.43             17.57        18,734     2017
                                                                          14.19             15.43        21,511     2016
                                                                          14.10             14.19        14,734     2015
                                                                          13.08             14.10        17,299     2014
                                                                          10.19             13.08        20,283     2013
                                                                           8.95             10.19        24,158     2012
                                                                           9.19              8.95        55,474     2011
                                                                           8.13              9.19        62,205     2010
                                                                           6.50              8.13        40,231     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $17.85            $15.59         3,482     2018
                                                                          16.04             17.85         5,537     2017
                                                                          13.96             16.04         6,231     2016
                                                                          15.22             13.96         9,918     2015
                                                                          13.96             15.22        10,841     2014
                                                                          10.17             13.96        19,028     2013
                                                                           8.85             10.17        24,581     2012
                                                                           9.28              8.85        27,907     2011
                                                                           7.73              9.28        30,730     2010
                                                                           5.78              7.73         6,156     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.59            $12.55            --     2018
                                                                              12.28             13.59            --     2017
                                                                              11.13             12.28            --     2016
                                                                              12.56             11.13            --     2015
                                                                              12.80             12.56            --     2014
                                                                              13.09             12.80            --     2013
                                                                              11.68             13.09            --     2012
                                                                              11.73             11.68            --     2011
                                                                              10.63             11.73            --     2010
                                                                               8.97             10.63            --     2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.60            $14.82         5,762     2018
                                                                              14.98             15.60         4,230     2017
                                                                              13.64             14.98         4,459     2016
                                                                              14.20             13.64        12,803     2015
                                                                              14.08             14.20         8,640     2014
                                                                              13.63             14.08         6,120     2013
                                                                              12.21             13.63         6,007     2012
                                                                              12.10             12.21        10,093     2011
                                                                              10.83             12.10        11,749     2010
                                                                               7.91             10.83         8,716     2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.44            $16.62         5,338     2018
                                                                              16.39             17.44         3,795     2017
                                                                              16.67             16.39         4,077     2016
                                                                              17.31             16.67            --     2015
                                                                              14.29             17.31            --     2014
                                                                              16.82             14.29            --     2013
                                                                              16.49             16.82            --     2012
                                                                              13.21             16.49            --     2011
                                                                              12.12             13.21            --     2010
                                                                              12.98             12.12         7,536     2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.12            $10.89         7,977     2018
                                                                              11.23             11.12         5,936     2017
                                                                              11.34             11.23         5,919     2016
                                                                              11.58             11.34        15,389     2015
                                                                              11.76             11.58        45,560     2014
                                                                              12.06             11.76        43,735     2013
                                                                              11.66             12.06        40,587     2012
                                                                              11.81             11.66        52,376     2011
                                                                              11.49             11.81        58,422     2010
                                                                              10.38             11.49        64,910     2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.99            $13.59        23,544     2018
                                                                              13.66             13.99        33,074     2017
                                                                              13.62             13.66        34,157     2016
                                                                              13.89             13.62        38,335     2015
                                                                              13.64             13.89        23,435     2014
                                                                              14.25             13.64        28,213     2013
                                                                              13.31             14.25        25,776     2012
                                                                              13.16             13.31        30,726     2011
                                                                              12.46             13.16        35,900     2010
                                                                              11.19             12.46        18,633     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $18.53            $17.06            --     2018
                                                             14.62             18.53            --     2017
                                                             14.79             14.62            --     2016
                                                             14.31             14.79            --     2015
                                                             13.73             14.31            --     2014
                                                             10.87             13.73            --     2013
                                                             10.07             10.87            --     2012
                                                             10.80             10.07            --     2011
                                                             10.30             10.80            --     2010
                                                              6.70             10.30            --     2009
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $22.06            $21.29            --     2018
                                                             16.60             22.06            --     2017
                                                             17.22             16.60            --     2016
                                                             15.88             17.22            --     2015
                                                             14.84             15.88            --     2014
                                                             11.08             14.84            --     2013
                                                              9.81             11.08            --     2012
                                                             10.05              9.81            --     2011
                                                              9.24             10.05            --     2010
                                                              6.63              9.24            --     2009
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.95            $ 5.54        20,039     2018
                                                              7.16              6.95        14,786     2017
                                                              5.87              7.16         9,085     2016
                                                              8.45              5.87         5,807     2015
                                                             10.79              8.45         4,870     2014
                                                             10.07             10.79         4,058     2013
                                                             10.62             10.07         4,112     2012
                                                             13.49             10.62            --     2011
                                                             10.83             13.49            --     2010
                                                              6.29             10.83         4,375     2009
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $27.52            $26.38            --     2018
                                                             21.49             27.52            --     2017
                                                             20.77             21.49            --     2016
                                                             19.65             20.77            --     2015
                                                             17.13             19.65            --     2014
                                                             13.03             17.13            --     2013
                                                             11.43             13.03            --     2012
                                                             11.45             11.43            --     2011
                                                              9.90             11.45            --     2010
                                                              6.67              9.90            --     2009
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.42            $10.99            --     2018
                                                             11.32             11.42            --     2017
                                                             11.26             11.32            --     2016
                                                             11.58             11.26            --     2015
                                                             11.28             11.58            --     2014
                                                             11.71             11.28            --     2013
                                                             11.35             11.71            --     2012
                                                             10.84             11.35            --     2011
                                                             10.32             10.84            --     2010
                                                              9.79             10.32            --     2009
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $21.03            $19.99             --    2018
                                                                16.78             21.03             --    2017
                                                                16.77             16.78             --    2016
                                                                16.63             16.77             --    2015
                                                                14.93             16.63             --    2014
                                                                11.33             14.93             --    2013
                                                                 9.60             11.33             --    2012
                                                                 9.79              9.60             --    2011
                                                                 8.98              9.79             --    2010
                                                                 6.63              8.98             --    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.51            $17.04          3,203    2018
                                                                17.91             18.51          3,568    2017
                                                                16.98             17.91          3,776    2016
                                                                16.63             16.98          4,192    2015
                                                                12.91             16.63          4,926    2014
                                                                12.89             12.91         10,030    2013
                                                                11.30             12.89          3,236    2012
                                                                10.53             11.30          3,741    2011
                                                                 8.36             10.53          4,574    2010
                                                                 6.31              8.36          5,677    2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.16            $17.82             --    2018
                                                                16.14             19.16             --    2017
                                                                14.81             16.14             --    2016
                                                                15.01             14.81             --    2015
                                                                13.57             15.01             --    2014
                                                                10.53             13.57             --    2013
                                                                 9.32             10.53             --    2012
                                                                 9.38              9.32             --    2011
                                                                 8.37              9.38             --    2010
                                                                 6.78              8.37             --    2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.25            $16.09             --    2018
                                                                16.58             18.25             --    2017
                                                                13.72             16.58             --    2016
                                                                14.65             13.72             --    2015
                                                                14.46             14.65             --    2014
                                                                10.82             14.46             --    2013
                                                                 9.67             10.82             --    2012
                                                                 9.60              9.67             --    2011
                                                                 7.71              9.60             --    2010
                                                                 6.04              7.71             --    2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.35            $12.17        259,599    2018
                                                                11.86             13.35        282,834    2017
                                                                11.44             11.86        311,316    2016
                                                                11.88             11.44        340,359    2015
                                                                11.58             11.88        376,181    2014
                                                                10.34             11.58        458,197    2013
                                                                 9.44             10.34        498,105    2012
                                                                 9.97              9.44        530,925    2011
                                                                 9.34              9.97        554,386    2010
                                                                 7.93              9.34        591,958    2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $18.10            $17.07          --       2018
                                                       15.46             18.10          --       2017
                                                       14.48             15.46          --       2016
                                                       15.18             14.48          --       2015
                                                       13.78             15.18          --       2014
                                                       10.54             13.78          --       2013
                                                        9.32             10.54          --       2012
                                                        9.83              9.32          --       2011
                                                        9.13              9.83          --       2010
                                                        7.10              9.13          --       2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.08            $23.58          --       2018
                                                       18.32             24.08          --       2017
                                                       18.66             18.32          --       2016
                                                       18.86             18.66          --       2015
                                                       18.59             18.86          --       2014
                                                       13.61             18.59          --       2013
                                                       11.58             13.61          --       2012
                                                       12.55             11.58          --       2011
                                                       10.00             12.55          --       2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.06            $11.95        21,862     2018
                                                            11.55             13.06        23,068     2017
                                                            11.30             11.55        23,809     2016
                                                            11.41             11.30        23,547     2015
                                                            10.89             11.41        25,173     2014
                                                             9.58             10.89        28,704     2013
                                                             8.64              9.58        29,671     2012
                                                             9.11              8.64        30,990     2011
                                                             8.45              9.11        31,208     2010
                                                             6.94              8.45        25,181     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.16            $12.46            --     2018
                                                            10.62             14.16            --     2017
                                                            10.96             10.62            --     2016
                                                            10.91             10.96            --     2015
                                                            10.65             10.91            --     2014
                                                             8.86             10.65            --     2013
                                                             8.00              8.86            --     2012
                                                            10.68              8.00            --     2011
                                                             9.20             10.68            --     2010
                                                             6.15              9.20            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.80            $16.39            --     2018
                                                            15.34             17.80            --     2017
                                                            14.12             15.34            --     2016
                                                            14.24             14.12            --     2015
                                                            13.32             14.24            --     2014
                                                            10.12             13.32            --     2013
                                                             8.83             10.12            --     2012
                                                             8.51              8.83            --     2011
                                                             7.71              8.51            --     2010
                                                             6.55              7.71            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.10            $ 6.10        32,700     2018
                                                             6.62              8.10        30,409     2017
                                                             6.83              6.62        89,911     2016
                                                             6.81              6.83        66,428     2015
                                                             7.45              6.81        62,695     2014
                                                             6.21              7.45        48,100     2013
                                                             5.56              6.21        96,895     2012
                                                             7.05              5.56        95,560     2011
                                                             6.91              7.05        86,164     2010
                                                             5.26              6.91        89,717     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.80            $20.82            --     2018
                                                            16.15             20.80            --     2017
                                                            16.14             16.15            --     2016
                                                            14.88             16.14            --     2015
                                                            13.37             14.88            --     2014
                                                             9.98             13.37            --     2013
                                                             8.74              9.98            --     2012
                                                             9.29              8.74            --     2011
                                                             8.65              9.29            --     2010
                                                             6.45              8.65            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.91            $20.22            --     2018
                                                                        15.98             20.91            --     2017
                                                                        15.38             15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97        13,768     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.86            $16.83            --     2018
                                                                        14.34             17.86            --     2017
                                                                        14.34             14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $19.16            $18.00            --     2018
                                                                        15.42             19.16            --     2017
                                                                        15.45             15.42            --     2016
                                                                        15.08             15.45            --     2015
                                                                        14.26             15.08            --     2014
                                                                        10.43             14.26            --     2013
                                                                         9.40             10.43            --     2012
                                                                        10.27              9.40            --     2011
                                                                         8.78             10.27            --     2010
                                                                         5.42              8.78            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.68            $15.15            --     2018
                                                                        15.38             17.68            --     2017
                                                                        13.44             15.38        32,930     2016
                                                                        14.65             13.44            --     2015
                                                                        13.73             14.65            --     2014
                                                                        10.35             13.73            --     2013
                                                                         8.90             10.35            --     2012
                                                                         9.29              8.90           417     2011
                                                                         8.21              9.29           417     2010
                                                                         6.54              8.21         1,448     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.72            $14.81        58,150     2018
                                                                        15.11             16.72        48,826     2017
                                                                        14.01             15.11        50,303     2016
                                                                        15.20             14.01            --     2015
                                                                        14.37             15.20            --     2014
                                                                        11.37             14.37            --     2013
                                                                        10.21             11.37            --     2012
                                                                        10.44             10.21            --     2011
                                                                         9.75             10.44            --     2010
                                                                         7.77              9.75            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.40            $13.59         8,318     2018
                                                                        14.21             15.40         8,969     2017
                                                                        12.65             14.21        10,037     2016
                                                                        13.28             12.65        10,719     2015
                                                                        12.49             13.28         5,976     2014
                                                                        10.22             12.49         6,667     2013
                                                                         9.30             10.22         7,615     2012
                                                                         9.63              9.30         8,804     2011
                                                                         8.79              9.63        10,833     2010
                                                                         7.34              8.79        11,528     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.44            $11.14         24,199    2018
                                                                               11.19             13.44         24,434    2017
                                                                               11.53             11.19         15,315    2016
                                                                               12.10             11.53         39,184    2015
                                                                               12.36             12.10         26,803    2014
                                                                               10.65             12.36         29,022    2013
                                                                                9.45             10.65         33,312    2012
                                                                               10.38              9.45         28,466    2011
                                                                                9.43             10.38         29,304    2010
                                                                                7.15              9.43         48,502    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.69            $10.01             --    2018
                                                                               11.07             12.69             --    2017
                                                                                9.60             11.07             --    2016
                                                                               10.99              9.60             --    2015
                                                                               10.56             10.99             --    2014
                                                                                8.10             10.56             --    2013
                                                                                7.04              8.10             --    2012
                                                                                7.45              7.04             --    2011
                                                                                7.12              7.45             --    2010
                                                                                4.93              7.12             --    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.87            $11.28         30,065    2018
                                                                               11.70             11.87         27,546    2017
                                                                               11.46             11.70         29,192    2016
                                                                               12.02             11.46          7,894    2015
                                                                               11.89             12.02         44,950    2014
                                                                               13.29             11.89         48,540    2013
                                                                               12.65             13.29         43,879    2012
                                                                               11.58             12.65         52,137    2011
                                                                               11.26             11.58         63,671    2010
                                                                               10.45             11.26        103,732    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.33            $14.90             --    2018
                                                                               14.67             16.33             --    2017
                                                                               12.15             14.67             --    2016
                                                                               13.33             12.15             --    2015
                                                                               12.97             13.33             --    2014
                                                                                9.33             12.97             --    2013
                                                                                8.43              9.33             --    2012
                                                                                8.85              8.43             --    2011
                                                                                7.05              8.85             --    2010
                                                                                5.63              7.05             --    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $16.34            $14.68         13,539    2018
                                                                               15.47             16.34         14,939    2017
                                                                               13.44             15.47         27,205    2016
                                                                               14.64             13.44             --    2015
                                                                               13.65             14.64             --    2014
                                                                               10.14             13.65             --    2013
                                                                                9.11             10.14             --    2012
                                                                                9.58              9.11             --    2011
                                                                                8.71              9.58             --    2010
                                                                                6.80              8.71             --    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.69            $13.28        190,567    2018
                                                                          13.21             14.69        277,999    2017
                                                                          13.01             13.21        318,970    2016
                                                                          13.44             13.01        363,311    2015
                                                                          13.48             13.44        366,536    2014
                                                                          12.05             13.48        424,292    2013
                                                                          11.20             12.05        458,490    2012
                                                                          11.89             11.20        537,036    2011
                                                                          11.07             11.89        571,075    2010
                                                                           9.36             11.07        581,813    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.68            $18.77             --    2018
                                                                          14.78             18.68             --    2017
                                                                          14.05             14.78             --    2016
                                                                          14.01             14.05             --    2015
                                                                          12.57             14.01             --    2014
                                                                           9.62             12.57             --    2013
                                                                           8.57              9.62             --    2012
                                                                           8.56              8.57             --    2011
                                                                           7.61              8.56             --    2010
                                                                           6.14              7.61             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.02            $ 9.78             --    2018
                                                                           9.66             12.02             --    2017
                                                                          10.00              9.66             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.53            $12.91         15,504    2018
                                                                          10.40             13.53         29,981    2017
                                                                          10.00             10.40             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.95            $11.67         28,697    2018
                                                                          11.81             11.95         13,597    2017
                                                                          11.08             11.81         14,409    2016
                                                                          11.45             11.08         16,337    2015
                                                                          11.64             11.45         37,873    2014
                                                                          11.46             11.64         39,945    2013
                                                                          10.92             11.46         30,694    2012
                                                                          10.88             10.92            300    2011
                                                                          10.20             10.88            300    2010
                                                                           7.23             10.20         30,058    2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $17.11            $16.16             --    2018
                                                                          16.42             17.11             --    2017
                                                                          14.66             16.42             --    2016
                                                                          15.40             14.66             --    2015
                                                                          15.38             15.40             --    2014
                                                                          14.73             15.38             --    2013
                                                                          13.18             14.73             --    2012
                                                                          12.84             13.18             --    2011
                                                                          11.48             12.84             --    2010
                                                                           7.70             11.48             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.71            $18.95             --    2018
                                                                         14.95             18.71             --    2017
                                                                         14.78             14.95             --    2016
                                                                         14.24             14.78             --    2015
                                                                         13.30             14.24             --    2014
                                                                          9.74             13.30             --    2013
                                                                          8.51              9.74             --    2012
                                                                         10.06              8.51         46,636    2011
                                                                          8.73             10.06         44,735    2010
                                                                          6.92              8.73         34,214    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.12            $16.00         58,911    2018
                                                                         15.07             17.12         63,507    2017
                                                                         14.40             15.07         68,498    2016
                                                                         14.68             14.40         73,001    2015
                                                                         13.64             14.68         78,849    2014
                                                                         11.69             13.64         89,522    2013
                                                                         10.41             11.69         95,907    2012
                                                                         11.07             10.41        105,243    2011
                                                                          9.61             11.07        121,793    2010
                                                                          7.10              9.61        116,536    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.53            $16.92         11,892    2018
                                                                         15.58             18.53         21,940    2017
                                                                         14.79             15.58         16,276    2016
                                                                         15.06             14.79         73,313    2015
                                                                         13.79             15.06         86,666    2014
                                                                         10.77             13.79        112,273    2013
                                                                          9.48             10.77        141,746    2012
                                                                          9.97              9.48            384    2011
                                                                          8.72              9.97            384    2010
                                                                          6.58              8.72          1,365    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.54            $17.20             --    2018
                                                                         15.35             18.54             --    2017
                                                                         15.29             15.35             --    2016
                                                                         15.48             15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.41            $13.79         14,504    2018
                                                                         13.99             15.41         15,857    2017
                                                                         12.15             13.99             --    2016
                                                                         12.97             12.15         37,361    2015
                                                                         12.23             12.97         41,860    2014
                                                                          9.78             12.23         58,220    2013
                                                                          8.55              9.78         71,939    2012
                                                                          8.68              8.55            336    2011
                                                                          7.72              8.68            336    2010
                                                                          6.08              7.72          1,214    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.09            $16.06            --     2018
                                                                  15.86             18.09            --     2017
                                                                  14.00             15.86            --     2016
                                                                  14.69             14.00            --     2015
                                                                  13.63             14.69            --     2014
                                                                  10.46             13.63            --     2013
                                                                   9.04             10.46            --     2012
                                                                   9.12              9.04            --     2011
                                                                   8.14              9.12            --     2010
                                                                   6.55              8.14            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.76            $22.78            --     2018
                                                                  15.82             20.76            --     2017
                                                                  16.17             15.82            --     2016
                                                                  15.69             16.17        27,983     2015
                                                                  14.33             15.69        13,883     2014
                                                                  10.65             14.33        16,630     2013
                                                                  10.00             10.65        22,026     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $20.87            $20.32            --     2018
                                                                  15.83             20.87            --     2017
                                                                  16.09             15.83            --     2016
                                                                  15.39             16.09            --     2015
                                                                  14.18             15.39            --     2014
                                                                  10.66             14.18            --     2013
                                                                   9.53             10.66            --     2012
                                                                   9.74              9.53            --     2011
                                                                   8.04              9.74            --     2010
                                                                   6.43              8.04            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.80        57,783     2018
                                                                  11.96             12.16        93,626     2017
                                                                  11.70             11.96        99,862     2016
                                                                  12.07             11.70        92,732     2015
                                                                  11.68             12.07        62,943     2014
                                                                  12.20             11.68        79,216     2013
                                                                  11.81             12.20        86,291     2012
                                                                  11.28             11.81           299     2011
                                                                  10.73             11.28           299     2010
                                                                   9.50             10.73           928     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.72            $15.60        21,125     2018
                                                                  15.88             18.72        21,832     2017
                                                                  14.51             15.88        26,554     2016
                                                                  15.08             14.51        24,762     2015
                                                                  14.54             15.08        50,706     2014
                                                                  10.94             14.54        49,351     2013
                                                                   9.77             10.94        64,818     2012
                                                                  11.20              9.77           151     2011
                                                                   8.91             11.20           151     2010
                                                                   6.52              8.91           535     2009
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.03            $13.74            --     2018
                                                                  14.62             17.03            --     2017
                                                                  13.68             14.62            --     2016
                                                                  14.45             13.68            --     2015
                                                                  13.87             14.45            --     2014
                                                                  10.90             13.87            --     2013
                                                                   8.77             10.90            --     2012
                                                                   9.86              8.77            --     2011
                                                                   7.98              9.86            --     2010
                                                                   5.19              7.98            --     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07         79,588    2018
                                                                         11.44             12.53         88,699    2017
                                                                         10.34             11.44        109,343    2016
                                                                         11.27             10.34        123,823    2015
                                                                         11.20             11.27        138,320    2014
                                                                          9.26             11.20        167,154    2013
                                                                          8.21              9.26        209,836    2012
                                                                          8.52              8.21        236,996    2011
                                                                          7.90              8.52        255,075    2010
                                                                          6.20              7.90        274,556    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.42            $14.43        138,087    2018
                                                                         14.37             15.42        184,143    2017
                                                                         12.89             14.37        233,502    2016
                                                                         14.18             12.89        277,212    2015
                                                                         13.86             14.18        309,641    2014
                                                                         12.44             13.86        352,934    2013
                                                                         11.29             12.44        395,634    2012
                                                                         11.27             11.29        482,460    2011
                                                                         10.23             11.27        574,715    2010
                                                                          7.71             10.23        653,941    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81             --    2018
                                                                         13.59             14.41             --    2017
                                                                         11.98             13.59             --    2016
                                                                         12.88             11.98             --    2015
                                                                         12.30             12.88             --    2014
                                                                          9.80             12.30             --    2013
                                                                          8.77              9.80             --    2012
                                                                          9.06              8.77         45,856    2011
                                                                          8.33              9.06         49,347    2010
                                                                          6.76              8.33         88,774    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.45            $10.37             --    2018
                                                                         10.74             12.45             --    2017
                                                                         10.02             10.74             --    2016
                                                                         10.95             10.02             --    2015
                                                                         11.52             10.95             --    2014
                                                                          9.01             11.52             --    2013
                                                                          7.61              9.01             --    2012
                                                                          8.36              7.61             --    2011
                                                                          7.96              8.36             --    2010
                                                                          6.21              7.96             --    2009
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 8.92            $ 8.85             --    2018
                                                                          9.07              8.92             --    2017
                                                                          9.27              9.07             --    2016
                                                                          9.48              9.27          4,656    2015
                                                                          9.69              9.48             --    2014
                                                                          9.91              9.69            773    2013
                                                                         10.00              9.91         18,430    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.08            $18.74         78,346    2018
                                                                        16.51             19.08         85,458    2017
                                                                        16.18             16.51         79,457    2016
                                                                        16.48             16.18         85,724    2015
                                                                        15.57             16.48         90,122    2014
                                                                        13.29             15.57         96,616    2013
                                                                        11.98             13.29        103,252    2012
                                                                        12.09             11.98        116,812    2011
                                                                        11.43             12.09        125,675    2010
                                                                         9.31             11.43        130,651    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $23.42            $23.30             --    2018
                                                                        18.42             23.42             --    2017
                                                                        18.48             18.42         13,731    2016
                                                                        16.88             18.48         14,680    2015
                                                                        15.91             16.88         19,376    2014
                                                                        12.43             15.91         22,524    2013
                                                                        10.26             12.43         28,428    2012
                                                                        11.27             10.26         26,095    2011
                                                                        10.83             11.27         26,720    2010
                                                                         7.58             10.83         83,483    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.79            $17.69             --    2018
                                                                        17.44             19.79             --    2017
                                                                        17.67             17.44             --    2016
                                                                        18.42             17.67             --    2015
                                                                        15.69             18.42             --    2014
                                                                        10.89             15.69             --    2013
                                                                         9.40             10.89             --    2012
                                                                         9.40              9.40             --    2011
                                                                         7.71              9.40             --    2010
                                                                         5.87              7.71             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.30            $15.14          4,524    2018
                                                                        14.00             16.30          5,078    2017
                                                                        12.47             14.00          5,770    2016
                                                                        13.34             12.47          6,431    2015
                                                                        12.02             13.34          6,986    2014
                                                                         9.78             12.02          7,894    2013
                                                                         8.77              9.78         12,501    2012
                                                                         8.32              8.77         13,892    2011
                                                                         7.59              8.32         15,499    2010
                                                                         6.33              7.59         16,616    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.69            $10.42             --    2018
                                                                        10.41             11.69             --    2017
                                                                         9.42             10.41             --    2016
                                                                         9.92              9.42             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $19.31            $17.80            --     2018
                                                                                  16.05             19.31            --     2017
                                                                                  15.15             16.05            --     2016
                                                                                  15.49             15.15            --     2015
                                                                                  14.31             15.49            --     2014
                                                                                  11.11             14.31            --     2013
                                                                                   9.56             11.11            --     2012
                                                                                  10.01              9.56            --     2011
                                                                                   9.23             10.01            --     2010
                                                                                   7.46              9.23            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $15.27            $14.05        12,011     2018
                                                                                  13.93             15.27        13,429     2017
                                                                                  13.09             13.93        16,690     2016
                                                                                  13.46             13.09        18,697     2015
                                                                                  12.72             13.46        20,926     2014
                                                                                  10.95             12.72        23,460     2013
                                                                                  10.10             10.95        27,536     2012
                                                                                  10.16             10.10        42,545     2011
                                                                                   9.48             10.16        47,363     2010
                                                                                   8.23              9.48        51,720     2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $20.14            $19.85            --     2018
                                                                                  17.99             20.14            --     2017
                                                                                  16.53             17.99            --     2016
                                                                                  19.83             16.53            --     2015
                                                                                  18.03             19.83            --     2014
                                                                                  15.33             18.03            --     2013
                                                                                  13.85             15.33            --     2012
                                                                                  13.30             13.85            --     2011
                                                                                  11.98             13.30            --     2010
                                                                                   9.22             11.98            --     2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.54            $12.34            --     2018
                                                                                  10.01             12.54            --     2017
                                                                                   9.67             10.01            --     2016
                                                                                  10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $16.51            $15.18            --     2018
                                                                                  13.34             16.51            --     2017
                                                                                  13.98             13.34            --     2016
                                                                                  13.84             13.98            --     2015
                                                                                  12.29             13.84            --     2014
                                                                                   9.71             12.29            --     2013
                                                                                   8.73              9.71            --     2012
                                                                                   9.05              8.73            --     2011
                                                                                   8.47              9.05            --     2010
                                                                                   6.01              8.47            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.62            $ 9.81        10,844     2018
                                                                                   9.97             10.62        11,692     2017
                                                                                   9.71              9.97        12,237     2016
                                                                                   9.87              9.71        13,001     2015
                                                                                   9.35              9.87        14,302     2014
                                                                                   8.47              9.35        15,492     2013
                                                                                   7.73              8.47        16,196     2012
                                                                                   7.87              7.73        17,324     2011
                                                                                   7.14              7.87        18,577     2010
                                                                                   6.00              7.14        20,006     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.89            $14.56             --    2018
                                                                          12.65             15.89             --    2017
                                                                          12.67             12.65             --    2016
                                                                          12.18             12.67             --    2015
                                                                          11.81             12.18             --    2014
                                                                           8.90             11.81             --    2013
                                                                           7.83              8.90             --    2012
                                                                           7.94              7.83             --    2011
                                                                           6.39              7.94             --    2010
                                                                           4.94              6.39             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.09            $14.47          9,252    2018
                                                                          12.82             17.09         19,105    2017
                                                                          13.12             12.82         19,772    2016
                                                                          12.94             13.12         27,614    2015
                                                                          12.97             12.94         33,164    2014
                                                                          10.44             12.97         27,650    2013
                                                                           8.83             10.44         33,992    2012
                                                                           9.87              8.83         44,932    2011
                                                                           8.72              9.87         45,242    2010
                                                                           6.40              8.72         50,589    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.89            $16.08         53,626    2018
                                                                          15.68             17.89         45,311    2017
                                                                          14.41             15.68         54,081    2016
                                                                          14.29             14.41         37,655    2015
                                                                          13.23             14.29         45,530    2014
                                                                          10.29             13.23         54,112    2013
                                                                           9.03             10.29         68,584    2012
                                                                           9.26              9.03        177,904    2011
                                                                           8.17              9.26        193,573    2010
                                                                           6.53              8.17        125,850    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.17            $15.89          8,285    2018
                                                                          16.31             18.17         13,377    2017
                                                                          14.17             16.31         15,682    2016
                                                                          15.43             14.17         25,409    2015
                                                                          14.13             15.43         28,521    2014
                                                                          10.27             14.13         50,739    2013
                                                                           8.93             10.27         69,600    2012
                                                                           9.35              8.93         89,646    2011
                                                                           7.77              9.35         95,756    2010
                                                                           5.80              7.77         20,184    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.84            $12.79             --    2018
                                                                          12.48             13.84             --    2017
                                                                          11.30             12.48             --    2016
                                                                          12.72             11.30             --    2015
                                                                          12.95             12.72             --    2014
                                                                          13.23             12.95             --    2013
                                                                          11.78             13.23             --    2012
                                                                          11.82             11.78             --    2011
                                                                          10.69             11.82             --    2010
                                                                           9.00             10.69             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.88            $15.12         13,321    2018
                                                                              15.23             15.88         10,232    2017
                                                                              13.85             15.23         11,231    2016
                                                                              14.39             13.85         32,830    2015
                                                                              14.24             14.39         22,720    2014
                                                                              13.77             14.24         16,350    2013
                                                                              12.32             13.77         17,056    2012
                                                                              12.19             12.32         32,467    2011
                                                                              10.89             12.19         36,526    2010
                                                                               7.94             10.89         27,252    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.75            $16.95         12,206    2018
                                                                              16.66             17.75          9,204    2017
                                                                              16.92             16.66         10,283    2016
                                                                              17.54             16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63            255    2011
                                                                              12.19             13.30            255    2010
                                                                              13.04             12.19         24,368    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.32            $11.10         18,352    2018
                                                                              11.42             11.32         14,355    2017
                                                                              11.51             11.42         14,914    2016
                                                                              11.73             11.51         39,344    2015
                                                                              11.90             11.73        119,838    2014
                                                                              12.18             11.90        116,887    2013
                                                                              11.77             12.18        115,379    2012
                                                                              11.90             11.77        136,470    2011
                                                                              11.55             11.90        150,581    2010
                                                                              10.43             11.55        208,068    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.25            $13.86         54,149    2018
                                                                              13.88             14.25         80,012    2017
                                                                              13.83             13.88         86,136    2016
                                                                              14.07             13.83         98,092    2015
                                                                              13.80             14.07         61,588    2014
                                                                              14.39             13.80         75,440    2013
                                                                              13.43             14.39         73,285    2012
                                                                              13.25             13.43         99,180    2011
                                                                              12.53             13.25        111,796    2010
                                                                              11.24             12.53         59,046    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $18.86            $17.39             --    2018
                                                                              14.87             18.86             --    2017
                                                                              15.01             14.87             --    2016
                                                                              14.50             15.01             --    2015
                                                                              13.90             14.50             --    2014
                                                                              10.99             13.90             --    2013
                                                                              10.15             10.99             --    2012
                                                                              10.87             10.15            275    2011
                                                                              10.35             10.87            275    2010
                                                                               6.73             10.35            946    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $22.46            $21.70            --     2018
                                                               16.87             22.46            --     2017
                                                               17.47             16.87            --     2016
                                                               16.09             17.47            --     2015
                                                               15.01             16.09            --     2014
                                                               11.20             15.01            --     2013
                                                                9.89             11.20            --     2012
                                                               10.12              9.89            --     2011
                                                                9.29             10.12            --     2010
                                                                6.66              9.29            --     2009
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $ 7.08            $ 5.65        47,177     2018
                                                                7.28              7.08        35,563     2017
                                                                5.96              7.28        22,932     2016
                                                                8.57              5.96        14,847     2015
                                                               10.92              8.57        12,786     2014
                                                               10.17             10.92        10,825     2013
                                                               10.72             10.17        11,633     2012
                                                               13.59             10.72            59     2011
                                                               10.90             13.59            59     2010
                                                                6.32             10.90        13,963     2009
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $28.02            $26.90            --     2018
                                                               21.85             28.02            --     2017
                                                               21.08             21.85            --     2016
                                                               19.91             21.08            --     2015
                                                               17.33             19.91            --     2014
                                                               13.17             17.33            --     2013
                                                               11.53             13.17            --     2012
                                                               11.54             11.53            --     2011
                                                                9.96             11.54            --     2010
                                                                6.70              9.96            --     2009
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $11.62            $11.20            --     2018
                                                               11.51             11.62            --     2017
                                                               11.43             11.51            --     2016
                                                               11.73             11.43            --     2015
                                                               11.41             11.73            --     2014
                                                               11.83             11.41            --     2013
                                                               11.44             11.83            --     2012
                                                               10.91             11.44            --     2011
                                                               10.37             10.91            --     2010
                                                                9.83             10.37            --     2009
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $21.41            $20.38            --     2018
                                                               17.06             21.41            --     2017
                                                               17.02             17.06            --     2016
                                                               16.85             17.02            --     2015
                                                               15.11             16.85            --     2014
                                                               11.45             15.11            --     2013
                                                                9.69             11.45            --     2012
                                                                9.86              9.69            --     2011
                                                                9.03              9.86            --     2010
                                                                6.66              9.03            --     2009
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.84            $17.37           7,552   2018
                                                                18.20             18.84           8,649   2017
                                                                17.23             18.20           9,543   2016
                                                                16.85             17.23          10,709   2015
                                                                13.06             16.85          12,952   2014
                                                                13.02             13.06          26,745   2013
                                                                11.40             13.02           9,160   2012
                                                                10.61             11.40          11,982   2011
                                                                 8.41             10.61          14,272   2010
                                                                 6.34              8.41          17,790   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.50            $18.17              --   2018
                                                                16.41             19.50              --   2017
                                                                15.03             16.41              --   2016
                                                                15.21             15.03              --   2015
                                                                13.73             15.21              --   2014
                                                                10.64             13.73              --   2013
                                                                 9.40             10.64              --   2012
                                                                 9.45              9.40             233   2011
                                                                 8.41              9.45             233   2010
                                                                 6.81              8.41             839   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.58            $16.41              --   2018
                                                                16.86             18.58              --   2017
                                                                13.92             16.86              --   2016
                                                                14.85             13.92              --   2015
                                                                14.63             14.85              --   2014
                                                                10.93             14.63              --   2013
                                                                 9.75             10.93              --   2012
                                                                 9.67              9.75              --   2011
                                                                 7.76              9.67              --   2010
                                                                 6.06              7.76              --   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.59            $12.41         281,283   2018
                                                                12.05             13.59         370,297   2017
                                                                11.62             12.05         437,686   2016
                                                                12.04             11.62         491,182   2015
                                                                11.72             12.04         585,736   2014
                                                                10.45             11.72         689,333   2013
                                                                 9.52             10.45         825,240   2012
                                                                10.04              9.52         972,620   2011
                                                                 9.39             10.04       1,104,999   2010
                                                                 7.96              9.39       1,205,284   2009
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $18.43            $17.41              --   2018
                                                                15.71             18.43              --   2017
                                                                14.70             15.71              --   2016
                                                                15.38             14.70              --   2015
                                                                13.95             15.38              --   2014
                                                                10.65             13.95              --   2013
                                                                 9.40             10.65              --   2012
                                                                 9.90              9.40              --   2011
                                                                 9.18              9.90              --   2010
                                                                 7.13              9.18              --   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.36            $23.89          --       2018
                                                       18.50             24.36          --       2017
                                                       18.82             18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.20            $12.09            --     2018
                                                            11.66             13.20            --     2017
                                                            11.40             11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
                                                             8.47              9.14         2,445     2010
                                                             6.95              8.47         2,466     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.65            $14.68            --     2018
                                                            12.48             16.65            --     2017
                                                            12.86             12.48            --     2016
                                                            12.80             12.86            --     2015
                                                            12.47             12.80            --     2014
                                                            10.36             12.47            --     2013
                                                             9.35             10.36            --     2012
                                                            12.47              9.35            --     2011
                                                            10.74             12.47            --     2010
                                                             7.16             10.74            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.69            $19.07           531     2018
                                                            17.82             20.69           523     2017
                                                            16.38             17.82           560     2016
                                                            16.50             16.38           779     2015
                                                            15.42             16.50           794     2014
                                                            11.70             15.42         1,509     2013
                                                            10.20             11.70         3,712     2012
                                                             9.82             10.20         5,561     2011
                                                             8.89              9.82         5,911     2010
                                                             7.55              8.89         9,946     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.67            $ 8.80         4,557     2018
                                                             9.53             11.67         3,851     2017
                                                             9.81              9.53        10,058     2016
                                                             9.79              9.81         8,137     2015
                                                            10.69              9.79         8,232     2014
                                                             8.90             10.69         7,596     2013
                                                             7.96              8.90        17,301     2012
                                                            10.09              7.96        23,229     2011
                                                             9.88             10.09        20,451     2010
                                                             7.51              9.88        28,727     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.43            $25.47            --     2018
                                                            19.72             25.43            --     2017
                                                            19.68             19.72            --     2016
                                                            18.14             19.68            --     2015
                                                            16.27             18.14            --     2014
                                                            12.13             16.27            --     2013
                                                            10.62             12.13            --     2012
                                                            11.27             10.62            --     2011
                                                            10.48             11.27            --     2010
                                                             7.81             10.48            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.16            $20.48            --     2018
                                                                        16.16             21.16            --     2017
                                                                        15.54             16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12         1,944     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.96            $16.95            --     2018
                                                                        14.41             17.96            --     2017
                                                                        14.39             14.41            --     2016
                                                                        14.00             14.39            --     2015
                                                                        13.19             14.00            --     2014
                                                                         9.61             13.19            --     2013
                                                                        10.00              9.61            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $23.09            $21.73            --     2018
                                                                        18.57             23.09            --     2017
                                                                        18.59             18.57            --     2016
                                                                        18.13             18.59            --     2015
                                                                        17.12             18.13            --     2014
                                                                        12.51             17.12            --     2013
                                                                        11.27             12.51            --     2012
                                                                        12.29             11.27            --     2011
                                                                        10.50             12.29            --     2010
                                                                         6.48             10.50            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.47            $18.41           923     2018
                                                                        18.65             21.47           905     2017
                                                                        16.28             18.65         4,703     2016
                                                                        17.73             16.28         1,140     2015
                                                                        16.60             17.73         1,355     2014
                                                                        12.50             16.60         1,995     2013
                                                                        10.73             12.50         3,155     2012
                                                                        11.20             10.73         5,173     2011
                                                                         9.89             11.20         7,133     2010
                                                                         7.87              9.89        17,826     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.92            $15.01         7,676     2018
                                                                        15.27             16.92         5,939     2017
                                                                        14.15             15.27         7,098     2016
                                                                        15.33             14.15           311     2015
                                                                        14.48             15.33           294     2014
                                                                        11.45             14.48           311     2013
                                                                        10.27             11.45           350     2012
                                                                        10.49             10.27           358     2011
                                                                         9.78             10.49           362     2010
                                                                         7.79              9.78           354     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.57            $13.76            --     2018
                                                                               14.35             15.57            --     2017
                                                                               12.77             14.35            --     2016
                                                                               13.39             12.77            --     2015
                                                                               12.57             13.39            --     2014
                                                                               10.28             12.57            --     2013
                                                                                9.35             10.28            --     2012
                                                                                9.67              9.35           350     2011
                                                                                8.82              9.67           352     2010
                                                                                7.35              8.82            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $18.96            $15.74         3,144     2018
                                                                               15.78             18.96         2,897     2017
                                                                               16.23             15.78         2,440     2016
                                                                               17.02             16.23         4,861     2015
                                                                               17.37             17.02         3,791     2014
                                                                               14.95             17.37         3,964     2013
                                                                               13.25             14.95         5,554     2012
                                                                               14.55             13.25         6,404     2011
                                                                               13.20             14.55         6,126     2010
                                                                                9.99             13.20        13,471     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.89            $11.75           162     2018
                                                                               12.97             14.89           146     2017
                                                                               11.23             12.97         1,653     2016
                                                                               12.84             11.23         1,844     2015
                                                                               12.33             12.84         1,692     2014
                                                                                9.45             12.33         1,729     2013
                                                                                8.21              9.45         1,968     2012
                                                                                8.68              8.21         2,054     2011
                                                                                8.29              8.68         3,333     2010
                                                                                5.73              8.29         6,620     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.67            $11.11         3,920     2018
                                                                               11.50             11.67         3,346     2017
                                                                               11.25             11.50         4,119     2016
                                                                               11.79             11.25         1,846     2015
                                                                               11.65             11.79         7,311     2014
                                                                               13.01             11.65         7,992     2013
                                                                               12.37             13.01        12,989     2012
                                                                               11.31             12.37        18,264     2011
                                                                               10.99             11.31        16,863     2010
                                                                               10.19             10.99        36,646     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.95            $20.05           177     2018
                                                                               19.69             21.95           172     2017
                                                                               16.30             19.69           611     2016
                                                                               17.86             16.30           714     2015
                                                                               17.36             17.86           683     2014
                                                                               12.48             17.36           686     2013
                                                                               11.26             12.48           893     2012
                                                                               11.80             11.26           895     2011
                                                                                9.40             11.80           892     2010
                                                                                7.50              9.40         1,020     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.28            $17.34         1,474     2018
                                                                          18.23             19.28         1,483     2017
                                                                          15.81             18.23         3,150     2016
                                                                          17.21             15.81            --     2015
                                                                          16.04             17.21            --     2014
                                                                          11.90             16.04            --     2013
                                                                          10.68             11.90            --     2012
                                                                          11.22             10.68            --     2011
                                                                          10.19             11.22            --     2010
                                                                           7.95             10.19            --     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.87            $16.17         3,331     2018
                                                                          16.05             17.87         3,399     2017
                                                                          15.79             16.05         3,532     2016
                                                                          16.30             15.79         3,632     2015
                                                                          16.33             16.30         6,270     2014
                                                                          14.58             16.33         6,276     2013
                                                                          13.54             14.58         8,664     2012
                                                                          14.35             13.54         6,041     2011
                                                                          13.36             14.35        37,118     2010
                                                                          11.28             13.36        52,786     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $22.99            $23.13            --     2018
                                                                          18.17             22.99            --     2017
                                                                          17.26             18.17            --     2016
                                                                          17.20             17.26            --     2015
                                                                          15.41             17.20            --     2014
                                                                          11.79             15.41            --     2013
                                                                          10.49             11.79            --     2012
                                                                          10.47             10.49            --     2011
                                                                           9.29             10.47            --     2010
                                                                           7.49              9.29            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.04            $ 9.80         4,933     2018
                                                                           9.67             12.04         4,607     2017
                                                                          10.00              9.67         7,368     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.55            $12.95         3,664     2018
                                                                          10.40             13.55         5,410     2017
                                                                          10.00             10.40         2,390     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.49            $12.22         3,486     2018
                                                                          12.34             12.49         1,526     2017
                                                                          11.57             12.34         1,887     2016
                                                                          11.93             11.57         2,291     2015
                                                                          12.12             11.93         5,368     2014
                                                                          11.92             12.12         5,348     2013
                                                                          11.35             11.92         5,317     2012
                                                                          11.30             11.35           145     2011
                                                                          10.58             11.30           150     2010
                                                                           7.49             10.58         9,764     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $18.93            $17.89            112    2018
                                                                18.14             18.93            115    2017
                                                                16.18             18.14            111    2016
                                                                16.99             16.18            162    2015
                                                                16.95             16.99            158    2014
                                                                16.22             16.95            380    2013
                                                                14.49             16.22            346    2012
                                                                14.11             14.49            359    2011
                                                                12.60             14.11            557    2010
                                                                 8.44             12.60          1,530    2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $24.92            $25.26             --    2018
                                                                19.89             24.92             --    2017
                                                                19.64             19.89             --    2016
                                                                18.90             19.64            101    2015
                                                                17.64             18.90            106    2014
                                                                12.90             17.64            334    2013
                                                                11.26             12.90            771    2012
                                                                13.30             11.26          9,529    2011
                                                                11.54             13.30          8,515    2010
                                                                 9.13             11.54          9,274    2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.24            $15.00         26,733    2018
                                                                14.58             16.24         36,076    2017
                                                                14.48             14.58         38,288    2016
                                                                14.80             14.48         44,448    2015
                                                                14.33             14.80         45,046    2014
                                                                12.69             14.33         50,465    2013
                                                                11.55             12.69         60,796    2012
                                                                12.14             11.55         76,207    2011
                                                                10.88             12.14         78,272    2010
                                                                 8.63             10.88        102,480    2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.32            $16.20          1,666    2018
                                                                15.24             17.32          1,675    2017
                                                                14.55             15.24            456    2016
                                                                14.81             14.55            463    2015
                                                                13.75             14.81            474    2014
                                                                11.77             13.75            499    2013
                                                                10.47             11.77            513    2012
                                                                11.12             10.47            535    2011
                                                                 9.65             11.12          9,475    2010
                                                                 7.12              9.65         14,966    2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $25.33            $23.15          1,111    2018
                                                                21.28             25.33          1,880    2017
                                                                20.18             21.28          1,626    2016
                                                                20.53             20.18          7,885    2015
                                                                18.78             20.53          9,652    2014
                                                                14.65             18.78         12,552    2013
                                                                12.88             14.65         21,209    2012
                                                                13.53             12.88             --    2011
                                                                11.82             13.53             --    2010
                                                                 8.91             11.82            949    2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.82            $23.97             -     2018
                                                                         21.36             25.82            --     2017
                                                                         21.25             21.36            --     2016
                                                                         21.48             21.25            --     2015
                                                                         19.83             21.48            --     2014
                                                                         14.65             19.83            --     2013
                                                                         12.24             14.65            --     2012
                                                                         12.86             12.24            --     2011
                                                                         11.13             12.86            --     2010
                                                                          8.38             11.13            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.88            $16.90         3,942     2018
                                                                         17.12             18.88         4,029     2017
                                                                         14.85             17.12         2,603     2016
                                                                         15.84             14.85         7,515     2015
                                                                         14.92             15.84         8,259     2014
                                                                         11.92             14.92        10,346     2013
                                                                         10.40             11.92        15,197     2012
                                                                         10.56             10.40         4,579     2011
                                                                          9.38             10.56         4,731     2010
                                                                          7.38              9.38         6,015     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.25            $18.89            --     2018
                                                                         18.61             21.25            --     2017
                                                                         16.42             18.61            --     2016
                                                                         17.20             16.42            --     2015
                                                                         15.94             17.20            --     2014
                                                                         12.22             15.94            --     2013
                                                                         10.56             12.22            --     2012
                                                                         10.64             10.56            --     2011
                                                                          9.49             10.64            --     2010
                                                                          7.63              9.49            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $20.89            $22.95            --     2018
                                                                         15.90             20.89            --     2017
                                                                         16.23             15.90            --     2016
                                                                         15.74             16.23         4,147     2015
                                                                         14.36             15.74         1,972     2014
                                                                         10.66             14.36         2,323     2013
                                                                         10.00             10.66         4,121     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $23.52            $22.92           323     2018
                                                                         17.82             23.52           339     2017
                                                                         18.10             17.82           490     2016
                                                                         17.29             18.10           475     2015
                                                                         15.91             17.29           564     2014
                                                                         11.95             15.91           692     2013
                                                                         10.67             11.95           876     2012
                                                                         10.90             10.67         1,860     2011
                                                                          8.99             10.90         2,519     2010
                                                                          7.18              8.99         6,592     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.30            $11.94         7,201     2018
                                                                         12.08             12.30        10,870     2017
                                                                         11.81             12.08        13,532     2016
                                                                         12.16             11.81        12,870     2015
                                                                         11.76             12.16         9,359     2014
                                                                         12.27             11.76        12,175     2013
                                                                         11.87             12.27        17,634     2012
                                                                         11.33             11.87            --     2011
                                                                         10.76             11.33            --     2010
                                                                          9.52             10.76           928     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $29.98            $25.01          2,087    2018
                                                                         25.40             29.98          1,960    2017
                                                                         23.18             25.40          3,048    2016
                                                                         24.07             23.18          3,076    2015
                                                                         23.19             24.07          5,543    2014
                                                                         17.43             23.19          5,709    2013
                                                                         15.54             17.43          9,719    2012
                                                                         17.81             15.54          2,057    2011
                                                                         14.15             17.81          2,360    2010
                                                                         10.34             14.15          7,084    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $20.84            $16.83             --    2018
                                                                         17.88             20.84             --    2017
                                                                         16.71             17.88             --    2016
                                                                         17.63             16.71             --    2015
                                                                         16.91             17.63             --    2014
                                                                         13.27             16.91             --    2013
                                                                         10.66             13.27             --    2012
                                                                         11.97             10.66             --    2011
                                                                          9.68             11.97             --    2010
                                                                          6.29              9.68             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.66            $11.20         19,945    2018
                                                                         11.55             12.66         21,242    2017
                                                                         10.42             11.55         22,483    2016
                                                                         11.35             10.42         23,709    2015
                                                                         11.28             11.35         25,036    2014
                                                                          9.31             11.28         40,997    2013
                                                                          8.24              9.31         42,140    2012
                                                                          8.55              8.24         28,726    2011
                                                                          7.92              8.55         30,112    2010
                                                                          6.21              7.92         30,324    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.92            $15.85         11,694    2018
                                                                         15.76             16.92          7,914    2017
                                                                         14.12             15.76         19,136    2016
                                                                         15.51             14.12         27,385    2015
                                                                         15.15             15.51         36,271    2014
                                                                         13.58             15.15         74,259    2013
                                                                         12.31             13.58         84,269    2012
                                                                         12.28             12.31         88,994    2011
                                                                         11.14             12.28        189,708    2010
                                                                          8.39             11.14        292,935    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.58            $12.98             --    2018
                                                                         13.74             14.58             --    2017
                                                                         12.09             13.74             --    2016
                                                                         13.00             12.09            413    2015
                                                                         12.39             13.00            386    2014
                                                                          9.87             12.39            712    2013
                                                                          8.82              9.87          1,264    2012
                                                                          9.11              8.82         12,555    2011
                                                                          8.37              9.11         12,618    2010
                                                                          6.78              8.37         30,837    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.60            $10.50            --     2018
                                                                        10.86             12.60            --     2017
                                                                        10.12             10.86            --     2016
                                                                        11.05             10.12            --     2015
                                                                        11.62             11.05            --     2014
                                                                         9.07             11.62            --     2013
                                                                         7.65              9.07            --     2012
                                                                         8.40              7.65            --     2011
                                                                         7.99              8.40            --     2010
                                                                         6.23              7.99            --     2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.97            $ 8.91        10,974     2018
                                                                         9.11              8.97        24,167     2017
                                                                         9.30              9.11        10,774     2016
                                                                         9.50              9.30        29,967     2015
                                                                         9.71              9.50        20,145     2014
                                                                         9.91              9.71        42,179     2013
                                                                        10.00              9.91        30,319     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.15            $18.54           286     2018
                                                                        19.45             21.15           279     2017
                                                                        17.50             19.45           274     2016
                                                                        19.69             17.50           298     2015
                                                                        17.71             19.69           307     2014
                                                                        13.61             17.71           332     2013
                                                                        11.74             13.61           373     2012
                                                                        12.81             11.74           400     2011
                                                                        10.47             12.81           383     2010
                                                                         8.03             10.47           534     2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.46            $22.08        34,191     2018
                                                                        19.42             22.46        39,000     2017
                                                                        19.01             19.42        41,195     2016
                                                                        19.34             19.01        43,204     2015
                                                                        18.25             19.34        45,379     2014
                                                                        15.56             18.25        51,103     2013
                                                                        14.02             15.56        57,723     2012
                                                                        14.13             14.02        51,287     2011
                                                                        13.35             14.13        74,142     2010
                                                                        10.86             13.35        88,732     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.30            $30.17            --     2018
                                                                        23.81             30.30            --     2017
                                                                        23.85             23.81         1,452     2016
                                                                        21.76             23.85         1,793     2015
                                                                        20.50             21.76         2,419     2014
                                                                        16.00             20.50         2,762     2013
                                                                        13.19             16.00         4,541     2012
                                                                        14.48             13.19         5,708     2011
                                                                        13.89             14.48         5,439     2010
                                                                         9.72             13.89        22,406     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.51            $16.20            --     2018
                                                                        15.23             19.51            --     2017
                                                                        16.68             15.23            --     2016
                                                                        18.68             16.68            --     2015
                                                                        21.71             18.68            --     2014
                                                                        19.40             21.71            --     2013
                                                                        17.51             19.40            --     2012
                                                                        26.43             17.51            --     2011
                                                                        21.60             26.43            --     2010
                                                                        12.32             21.60            --     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.88            $21.38           992     2018
                                                                        21.03             23.88           996     2017
                                                                        21.28             21.03         1,590     2016
                                                                        22.17             21.28         1,634     2015
                                                                        18.86             22.17         1,631     2014
                                                                        13.07             18.86         1,987     2013
                                                                        11.27             13.07         2,462     2012
                                                                        11.27             11.27         2,625     2011
                                                                         9.23             11.27         2,748     2010
                                                                         7.03              9.23        10,134     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.48            $15.32         1,573     2018
                                                                        14.14             16.48         1,712     2017
                                                                        12.58             14.14         1,909     2016
                                                                        13.45             12.58        14,799     2015
                                                                        12.11             13.45        15,492     2014
                                                                         9.84             12.11        15,972     2013
                                                                         8.81              9.84        16,298     2012
                                                                         8.35              8.81        16,599     2011
                                                                         7.61              8.35        20,785     2010
                                                                         6.34              7.61        21,276     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.73            $10.46         2,309     2018
                                                                        10.43             11.73         2,295     2017
                                                                         9.43             10.43         2,572     2016
                                                                         9.92              9.43         2,777     2015
                                                                        10.00              9.92         2,775     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $23.60            $21.79            --     2018
                                                                        19.59             23.60            --     2017
                                                                        18.48             19.59            --     2016
                                                                        18.88             18.48            --     2015
                                                                        17.42             18.88            --     2014
                                                                        13.51             17.42            --     2013
                                                                        11.61             13.51            --     2012
                                                                        12.15             11.61            --     2011
                                                                        11.20             12.15            --     2010
                                                                         9.04             11.20            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $24.83            $23.89            55     2018
                                                                        20.08             24.83            59     2017
                                                                        18.85             20.08            65     2016
                                                                        19.68             18.85            68     2015
                                                                        21.73             19.68            90     2014
                                                                        15.71             21.73           196     2013
                                                                        13.28             15.71           234     2012
                                                                        15.15             13.28           906     2011
                                                                        11.38             15.15           843     2010
                                                                         7.14             11.38         2,522     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $16.28            $15.00         26,014    2018
                                                                                  14.84             16.28         26,321    2017
                                                                                  13.93             14.84         28,953    2016
                                                                                  14.31             13.93         59,166    2015
                                                                                  13.51             14.31         62,985    2014
                                                                                  11.62             13.51         69,748    2013
                                                                                  10.70             11.62         87,218    2012
                                                                                  10.76             10.70         91,630    2011
                                                                                  10.02             10.76        198,933    2010
                                                                                   8.70             10.02        247,329    2009
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.47            $30.07             --    2018
                                                                                  27.18             30.47             --    2017
                                                                                  24.96             27.18             --    2016
                                                                                  29.91             24.96             --    2015
                                                                                  27.17             29.91             --    2014
                                                                                  23.08             27.17             --    2013
                                                                                  20.83             23.08             --    2012
                                                                                  19.97             20.83             --    2011
                                                                                  17.97             19.97             --    2010
                                                                                  13.82             17.97            188    2009
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $12.58            $12.38            156    2018
                                                                                  10.03             12.58            169    2017
                                                                                   9.68             10.03            191    2016
                                                                                  10.00              9.68            191    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $18.97            $17.46             --    2018
                                                                                  15.32             18.97             --    2017
                                                                                  16.03             15.32             --    2016
                                                                                  15.86             16.03             --    2015
                                                                                  14.07             15.86             --    2014
                                                                                  11.10             14.07             --    2013
                                                                                   9.97             11.10             --    2012
                                                                                  10.32              9.97             --    2011
                                                                                   9.66             10.32             --    2010
                                                                                   6.84              9.66             --    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.99            $11.09          7,560    2018
                                                                                  11.24             11.99         15,591    2017
                                                                                  10.94             11.24         20,483    2016
                                                                                  11.11             10.94         30,145    2015
                                                                                  10.51             11.11         37,313    2014
                                                                                   9.51             10.51         39,675    2013
                                                                                   8.67              9.51         45,087    2012
                                                                                   8.82              8.67         55,086    2011
                                                                                   7.99              8.82         61,661    2010
                                                                                   6.72              7.99         77,348    2009
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $20.77            $19.05             --    2018
                                                                                  16.51             20.77             --    2017
                                                                                  16.52             16.51             --    2016
                                                                                  15.87             16.52             --    2015
                                                                                  15.36             15.87             --    2014
                                                                                  11.57             15.36             --    2013
                                                                                  10.17             11.57             --    2012
                                                                                  10.31             10.17             --    2011
                                                                                   8.28             10.31             --    2010
                                                                                   6.39              8.28             --    2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $24.28            $20.58           831     2018
                                                                          18.19             24.28         1,573     2017
                                                                          18.61             18.19         1,905     2016
                                                                          18.33             18.61         2,804     2015
                                                                          18.35             18.33         3,504     2014
                                                                          14.76             18.35         3,003     2013
                                                                          12.46             14.76         4,920     2012
                                                                          13.92             12.46         8,674     2011
                                                                          12.29             13.92         8,120     2010
                                                                           9.01             12.29        12,533     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.24            $19.11         5,801     2018
                                                                          18.60             21.24         4,476     2017
                                                                          17.07             18.60         6,220     2016
                                                                          16.91             17.07         4,719     2015
                                                                          15.65             16.91         5,900     2014
                                                                          12.16             15.65         7,593     2013
                                                                          10.65             12.16        13,362     2012
                                                                          10.91             10.65        40,444     2011
                                                                           9.63             10.91        41,143     2010
                                                                           7.68              9.63        37,298     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $26.24            $22.98         1,386     2018
                                                                          23.53             26.24         1,715     2017
                                                                          20.43             23.53         2,139     2016
                                                                          22.22             20.43         3,195     2015
                                                                          20.33             22.22         3,612     2014
                                                                          14.76             20.33         6,006     2013
                                                                          12.82             14.76        11,401     2012
                                                                          13.41             12.82        18,465     2011
                                                                          11.13             13.41        18,982     2010
                                                                           8.31             11.13        11,609     2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $14.35            $13.28            --     2018
                                                                          12.93             14.35            --     2017
                                                                          11.70             12.93            --     2016
                                                                          13.16             11.70            --     2015
                                                                          13.38             13.16            --     2014
                                                                          13.65             13.38            --     2013
                                                                          12.14             13.65            --     2012
                                                                          12.17             12.14            --     2011
                                                                          11.00             12.17            --     2010
                                                                           9.25             11.00            --     2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $17.99            $17.14         2,598     2018
                                                                          17.23             17.99         2,224     2017
                                                                          15.65             17.23         2,797     2016
                                                                          16.26             15.65         5,632     2015
                                                                          16.07             16.26         4,637     2014
                                                                          15.52             16.07         3,972     2013
                                                                          13.87             15.52         5,402     2012
                                                                          13.71             13.87        10,585     2011
                                                                          12.24             13.71        11,486     2010
                                                                           8.91             12.24        13,744     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.33            $17.51         1,922     2018
                                                                              17.18             18.33         1,520     2017
                                                                              17.43             17.18         1,925     2016
                                                                              18.05             17.43           657     2015
                                                                              14.87             18.05           680     2014
                                                                              17.45             14.87           804     2013
                                                                              17.07             17.45         1,341     2012
                                                                              13.64             17.07         1,974     2011
                                                                              12.48             13.64         2,897     2010
                                                                              13.33             12.48        10,944     2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.36            $11.16         7,763     2018
                                                                              11.45             11.36         7,442     2017
                                                                              11.54             11.45         9,288     2016
                                                                              11.75             11.54        13,610     2015
                                                                              11.90             11.75        25,711     2014
                                                                              12.17             11.90        26,540     2013
                                                                              11.74             12.17        35,449     2012
                                                                              11.86             11.74        49,563     2011
                                                                              11.51             11.86        49,815     2010
                                                                              10.37             11.51        88,281     2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.67            $14.29        11,310     2018
                                                                              14.29             14.67        14,051     2017
                                                                              14.21             14.29        17,094     2016
                                                                              14.45             14.21        19,143     2015
                                                                              14.16             14.45        15,267     2014
                                                                              14.75             14.16        18,602     2013
                                                                              13.75             14.75        23,342     2012
                                                                              13.55             13.75        35,732     2011
                                                                              12.81             13.55        38,791     2010
                                                                              11.47             12.81        40,088     2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $27.04            $24.95            --     2018
                                                                              21.28             27.04            --     2017
                                                                              21.47             21.28            --     2016
                                                                              20.72             21.47            --     2015
                                                                              19.84             20.72            --     2014
                                                                              15.66             19.84            --     2013
                                                                              14.46             15.66            --     2012
                                                                              15.47             14.46            --     2011
                                                                              14.72             15.47            --     2010
                                                                               9.55             14.72           968     2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $27.42            $26.52            49     2018
                                                                              20.57             27.42            53     2017
                                                                              21.29             20.57            64     2016
                                                                              19.58             21.29            59     2015
                                                                              18.26             19.58            68     2014
                                                                              13.60             18.26            73     2013
                                                                              12.00             13.60            86     2012
                                                                              12.27             12.00            87     2011
                                                                              11.25             12.27            89     2010
                                                                               8.06             11.25           501     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $13.22            $10.55         3,237     2018
                                                                13.57             13.22         2,213     2017
                                                                11.10             13.57         1,683     2016
                                                                15.94             11.10         1,188     2015
                                                                20.30             15.94         1,043     2014
                                                                18.90             20.30           836     2013
                                                                19.88             18.90         1,143     2012
                                                                25.18             19.88            42     2011
                                                                20.18             25.18            34     2010
                                                                11.68             20.18         2,693     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $32.14            $30.89            --     2018
                                                                25.04             32.14            --     2017
                                                                24.13             25.04            --     2016
                                                                22.77             24.13            --     2015
                                                                19.80             22.77            --     2014
                                                                15.03             19.80            --     2013
                                                                13.14             15.03            --     2012
                                                                13.14             13.14            --     2011
                                                                11.33             13.14            --     2010
                                                                 7.61             11.33            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.85            $11.44           310     2018
                                                                11.73             11.85           321     2017
                                                                11.63             11.73           301     2016
                                                                11.93             11.63           295     2015
                                                                11.59             11.93           298     2014
                                                                12.00             11.59           299     2013
                                                                11.60             12.00           256     2012
                                                                11.05             11.60         1,118     2011
                                                                10.50             11.05         1,246     2010
                                                                 9.94             10.50         3,281     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.33            $22.23            --     2018
                                                                18.57             23.33            --     2017
                                                                18.51             18.57            --     2016
                                                                18.30             18.51            --     2015
                                                                16.39             18.30            --     2014
                                                                12.41             16.39            --     2013
                                                                10.49             12.41            --     2012
                                                                10.66             10.49            --     2011
                                                                 9.76             10.66            --     2010
                                                                 7.19              9.76            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $30.45            $28.10           600     2018
                                                                29.38             30.45           627     2017
                                                                27.79             29.38           803     2016
                                                                27.15             27.79           933     2015
                                                                21.02             27.15         1,184     2014
                                                                20.93             21.02         2,355     2013
                                                                18.31             20.93         1,165     2012
                                                                17.02             18.31         2,008     2011
                                                                13.48             17.02         2,250     2010
                                                                10.14             13.48         3,857     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $22.95            $21.40              --   2018
                                                          19.29             22.95              --   2017
                                                          17.66             19.29              --   2016
                                                          17.84             17.66              --   2015
                                                          16.09             17.84              --   2014
                                                          12.45             16.09              --   2013
                                                          10.99             12.45              --   2012
                                                          11.04             10.99              --   2011
                                                           9.82             11.04              --   2010
                                                           7.94              9.82             671   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $24.90            $22.01             564   2018
                                                          22.56             24.90             580   2017
                                                          18.62             22.56             600   2016
                                                          19.84             18.62             760   2015
                                                          19.53             19.84             815   2014
                                                          14.57             19.53           1,035   2013
                                                          12.99             14.57           1,260   2012
                                                          12.87             12.99           1,589   2011
                                                          10.31             12.87           2,018   2010
                                                           8.05             10.31           2,805   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.02            $14.69         325,643   2018
                                                          14.16             16.02         376,192   2017
                                                          13.60             14.16         444,924   2016
                                                          14.05             13.60         487,490   2015
                                                          13.62             14.05         549,302   2014
                                                          12.11             13.62         644,091   2013
                                                          10.99             12.11         867,547   2012
                                                          11.55             10.99       1,067,146   2011
                                                          10.76             11.55       1,482,555   2010
                                                           9.10             10.76       2,101,904   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.75            $12.57          17,661   2018
                                                          12.18             13.75          17,692   2017
                                                          11.73             12.18          17,722   2016
                                                          12.15             11.73          24,832   2015
                                                          11.81             12.15          29,272   2014
                                                          10.52             11.81          29,323   2013
                                                           9.57             10.52          29,364   2012
                                                          10.09              9.57          29,379   2011
                                                           9.42             10.09          34,182   2010
                                                           7.98              9.42         116,457   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $21.01            $19.86              --   2018
                                                          17.89             21.01              --   2017
                                                          16.72             17.89              --   2016
                                                          17.48             16.72              --   2015
                                                          15.83             17.48              --   2014
                                                          12.08             15.83              --   2013
                                                          10.65             12.08              --   2012
                                                          11.21             10.65              --   2011
                                                          10.38             11.21              --   2010
                                                           8.06             10.38              --   2009
--------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.55            $24.09          --       2018
                                                       18.63             24.55          --       2017
                                                       18.93             18.63          --       2016
                                                       19.08             18.93          --       2015
                                                       18.76             19.08          --       2014
                                                       13.70             18.76          --       2013
                                                       11.62             13.70          --       2012
                                                       12.57             11.62          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                       Page
The Company........................................................................................... B-3

The Separate Account.................................................................................. B-4

Additional Information About the Guarantee Account.................................................... B-4

The Contracts......................................................................................... B-4
   Transfer of Annuity Units.......................................................................... B-4
   Net Investment Factor.............................................................................. B-4

Termination of Participation Agreements............................................................... B-4

Calculation of Performance Data....................................................................... B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.................................................................................. B-6
   Other Performance Data............................................................................. B-7

Tax Matters........................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................ B-7
   IRS Required Distributions......................................................................... B-7

General Provisions.................................................................................... B-8
   Using the Contracts as Collateral.................................................................. B-8
   The Beneficiary.................................................................................... B-8
   Non-Participating.................................................................................. B-8
   Misstatement of Age or Gender...................................................................... B-8
   Incontestability................................................................................... B-8
   Statement of Values................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................... B-8
   Written Notice..................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans......................................... B-8

Regulation of Genworth Life and Annuity Insurance Company............................................. B-9

Experts............................................................................................... B-9

Financial Statements.................................................................................. B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1156 9/00 (RetireReady/SM/ Selections) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                 Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2019, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:       (800) 352-9910

Or write:   Genworth Life and Annuity Insurance Company
            6610 West Broad Street
            Richmond, Virginia 23230

Or visit:   www.genworth.com

Or:         contact your financial representative


The date of this Statement of Additional Information is May 1, 2019.

TABLE OF CONTENTS


                                                                                                       Page
The Company........................................................................................... B-3

The Separate Account.................................................................................. B-4

Additional Information About the Guarantee Account.................................................... B-4

The Contracts......................................................................................... B-4
   Transfer of Annuity Units.......................................................................... B-4
   Net Investment Factor.............................................................................. B-4

Termination of Participation Agreements............................................................... B-4

Calculation of Performance Data....................................................................... B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.................................................................................. B-6
   Other Performance Data............................................................................. B-7

Tax Matters........................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................ B-7
   IRS Required Distributions......................................................................... B-7

General Provisions.................................................................................... B-8
   Using the Contracts as Collateral.................................................................. B-8
   The Beneficiary.................................................................................... B-8
   Non-Participating.................................................................................. B-8
   Misstatement of Age or Gender...................................................................... B-8
   Incontestability................................................................................... B-8
   Statement of Values................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................... B-8
   Written Notice..................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans......................................... B-8

Regulation of Genworth Life and Annuity Insurance Company............................................. B-9

Experts............................................................................................... B-9

Financial Statements.................................................................................. B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.


Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. The closing of the transaction remains subject to other conditions and approvals.



We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.


We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.


We do business in the District of Columbia, Bermuda, and all states, except New York.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund


Current Yield: 0.38% as of December 31, 2018
Effective Yield: 0.38% as of December 31, 2018


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

General Provisions

Other rules apply to Qualified Contracts.

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The statutory financial statements of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2018 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 22, 2019 of Genworth Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements


The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2018

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2018

                                                                            Page
                                                                            -----
Report of Independent Registered public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2018, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 17, 2019

                                   Appendix

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (1) BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (1) Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (1)
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (1)
Deutsche DWS Variable Series I (1)
   DWS Capital Growth VIP -- Class B Shares (1)
Deutsche DWS Variable Series II (1)
   DWS CROCI(R) U.S. VIP -- Class B Shares (1)
   DWS Small Mid Cap Value VIP -- Class B Shares (1)
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares (1) Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares (1)
   Janus Henderson Balanced Portfolio -- Service Shares (1)
   Janus Henderson Enterprise Portfolio -- Institutional Shares (1) Janus Henderson Enterprise Portfolio -- Service Shares (1)
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares (1) Janus Henderson Forty Portfolio -- Institutional Shares (1)
   Janus Henderson Forty Portfolio -- Service Shares (1)
   Janus Henderson Global Research Portfolio -- Institutional Shares (1) Janus Henderson Global Research Portfolio -- Service Shares (1)
   Janus Henderson Global Technology Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares (1)
   Janus Henderson Overseas Portfolio -- Service Shares (1)
   Janus Henderson Research Portfolio -- Institutional Shares (1)
   Janus Henderson Research Portfolio -- Service Shares (1)

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares (1)
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares (1)
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the period from January 1, 2018 to August 17, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 17, 2018 (closure) and the year ended December 31, 2017.

Federated Insurance Series
   Federated Managed Tail Risk Fund II -- Primary Shares

(1)See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2018


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                          Consolidated    Strategy      Growth       Income        Value
                                             Total      Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                          (unaudited)     Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $4,542,441,297  $12,219,802   $1,987,993  $40,689,400   $28,765,983
Dividend receivable                           1,221,673           --           --           --            --
Receivable for units sold                     1,037,945           --          199           --        18,367
Total assets                              4,544,700,915   12,219,802    1,988,192   40,689,400    28,784,350

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       616,969        1,780          252        5,131         4,015
Payable for units withdrawn                   3,164,354       14,528           --      127,344            --
Total liabilities                             3,781,323       16,308          252      132,475         4,015

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       3,986,151,656   11,144,296    1,987,940   40,377,004    27,488,349
Variable annuity contract owners in the
annuitization period                        554,767,936    1,059,198           --      179,921     1,291,986
Net assets                               $4,540,919,592  $12,203,494   $1,987,940  $40,556,925   $28,780,335

Investments in securities at cost        $4,748,128,769  $13,571,699   $1,555,784  $37,038,249   $32,392,179
Shares outstanding                                   --    1,224,429       75,503    1,488,274     2,340,601




                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ----------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco                          Invesco
                                               V.I.            V.I.             V.I.           Invesco           V.I.
                                              Global        Government     International        V.I.            Value
                                           Real Estate      Securities         Growth        Technology     Opportunities
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series II shares
---------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $202,150          $2,818      $41,027,182         $32,700       $3,817,939
Dividend receivable                                    --              --               --              --               --
Receivable for units sold                              20              --               --              --            3,608
Total assets                                      202,170           2,818       41,027,182          32,700        3,821,547

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              31              --            5,667               2              487
Payable for units withdrawn                            --               1           79,019              --               --
Total liabilities                                      31               1           84,686               2              487

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               135,589           2,817       39,232,644          32,698        3,811,315
Variable annuity contract owners in the
annuitization period                               66,550              --        1,709,852              --            9,745
Net assets                                       $202,139          $2,817      $40,942,496         $32,698       $3,821,060

Investments in securities at cost                $212,632          $2,964      $41,975,868         $34,953       $5,063,830
Shares outstanding                                 13,450             251        1,261,987           1,492          695,435

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $21,757,218    $12,264,963       $15,186,618       $4,472,910      $21,940,029     $95,139,102      $17,566,552
          --             --                --               --               --              --               --
          --          1,155                --               --               --         207,485           13,300
  21,757,218     12,266,118        15,186,618        4,472,910       21,940,029      95,346,587       17,579,852

       2,702          1,507             1,862              562            2,801          13,402            2,707
       4,615             --                93            4,787           11,099              --               --
       7,317          1,507             1,955            5,349           13,900          13,402            2,707

  21,731,352     12,242,258        15,180,581        4,454,588       21,896,762      89,870,500       17,003,293
      18,549         22,353             4,082           12,973           29,367       5,462,685          573,852
 $21,749,901    $12,264,611       $15,184,663       $4,467,561      $21,926,129     $95,333,185      $17,577,145

 $20,098,476    $13,405,167       $15,459,240       $2,919,636      $21,210,095    $109,057,066      $18,109,895
     444,842        816,032           265,733           81,474        1,366,129       3,074,955        1,095,172

     American
      Century
     Variable
Portfolios II, Inc. American Century Variable Portfolios, Inc. BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------
                                                                  BlackRock          BlackRock
        VP             VP                                         Advantage            Basic
     Inflation      Income &        VP          VP       VP       U.S. Total           Value
    Protection       Growth    International Ultra(R)   Value       Market              V.I.
      Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --         Fund --
     Class II       Class I       Class I    Class I   Class I Class III Shares   Class III Shares
----------------------------------------------------------------------------------------------------

        $36,565,180 $327,635        $511,149  $39,948  $58,061       $3,793,535        $27,742,118
                 --       --              --       --       --               --                 --
                 --      364              --       --       --            3,188             33,607
         36,565,180  327,999         511,149   39,948   58,061        3,796,723         27,775,725

              5,235       49              75      (10)       6              484              3,838
            172,870       --              16        1        5               --                 --
            178,105       49              91       (9)      11              484              3,838

         34,056,052  231,977         377,199   39,957   58,050        3,792,014         26,517,698
          2,331,023   95,973         133,859       --       --            4,225          1,254,189
        $36,387,075 $327,950        $511,058  $39,957  $58,050       $3,796,239        $27,771,887

        $39,182,761 $324,228        $516,958  $31,199  $40,832       $4,575,644        $31,617,379
          3,793,068   36,323          53,580    2,296    5,800          258,768          2,257,292

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                                              Deutsche
                                                                                                                DWS
                                         BlackRock Variable Series Funds,  Columbia Funds Variable Series     Variable
                                                 Inc. (continued)                  Trust II                   Series I
                                         --------------------------------- ------------------------------  --------------
                                                             BlackRock                       Columbia
                                            BlackRock        Large Cap     CTIVP/SM/ --      Variable
                                              Global           Focus         Loomis        Portfolio --         DWS
                                            Allocation         Growth        Sayles          Overseas         Capital
                                               V.I.             V.I.         Growth            Core            Growth
                                             Fund --          Fund --       Fund --          Fund --           VIP --
                                         Class III Shares Class III Shares  Class 1          Class 2       Class B Shares
-------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $213,368,241       $4,798,088 $37,253,689      $12,123,382            $9,641
Dividend receivable                                    --               --          --               --                --
Receivable for units sold                              --               --      21,130            2,263                --
Total assets                                  213,368,241        4,798,088  37,274,819       12,125,645             9,641

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          32,118              645       5,028            1,544                 1
Payable for units withdrawn                       106,058               16          --               --                 1
Total liabilities                                 138,176              661       5,028            1,544                 2

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           196,411,359        4,797,427  35,999,793       12,087,071             9,639
Variable annuity contract owners in the
annuitization period                           16,818,706               --   1,269,998           37,030                --
Net assets                                   $213,230,065       $4,797,427 $37,269,791      $12,124,101            $9,639

Investments in securities at cost            $227,743,782       $5,204,229 $30,923,246      $12,678,976            $8,244
Shares outstanding                             16,476,312          365,429   1,307,147          956,857               355

                                                                                                      Fidelity(R)
                                                                                                       Variable
                                                                                                       Insurance
                                                   Federated Insurance Series (continued)            Products Fund
                                         ----------------------------------------------------------- -------------
                                           Federated
                                              High                       Federated      Federated         VIP
                                             Income       Federated       Managed        Managed         Asset
                                              Bond         Kaufmann      Tail Risk      Volatility    Manager/SM/
                                           Fund II --     Fund II --     Fund II --     Fund II --   Portfolio --
                                         Service Shares Service Shares Primary Shares Primary Shares Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $10,469,899    $16,660,579            $--     $8,555,699   $36,773,610
Dividend receivable                                  --             --             --             --            --
Receivable for units sold                            --             --             --         14,617            --
Total assets                                 10,469,899     16,660,579             --      8,570,316    36,773,610

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,327          2,107             --          1,017         3,684
Payable for units withdrawn                       4,119        100,628             --             --         9,440
Total liabilities                                 5,446        102,735             --          1,017        13,124

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          10,443,798     16,513,419             --      8,497,470    36,282,499
Variable annuity contract owners in the
annuitization period                             20,655         44,425             --         71,829       477,987
Net assets                                  $10,464,453    $16,557,844            $--     $8,569,299   $36,760,486

Investments in securities at cost           $11,400,581    $14,372,991            $--     $8,941,441   $39,808,618
Shares outstanding                            1,733,427        948,240             --        891,219     2,688,129

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                            Federated
                                                                            Eaton Vance     Insurance
Deutsche DWS Variable Series II                  Dreyfus                   Variable Trust     Series
--------------------------------------------------------------------------------------------------------
                                   Dreyfus       Dreyfus     The Dreyfus
                     DWS          Investment     Variable    Sustainable                    Federated
                    Small         Portfolios    Investment       U.S.                          High
     DWS           Mid Cap          MidCap       Fund --        Equity           VT           Income
   CROCI(R)         Value           Stock       Government    Portfolio,   Floating-Rate       Bond
 U.S. VIP --        VIP --       Portfolio --  Money Market    Inc. --         Income       Fund II --
Class B Shares  Class B Shares  Initial Shares  Portfolio   Initial Shares      Fund      Primary Shares
--------------------------------------------------------------------------------------------------------

       $43,435          $9,965         $88,363   $1,089,943     $5,898,301    $55,070,404     $8,710,844
            --              --              --        1,679             --        208,797             --
            --              --              --           --             --             --             --
        43,435           9,965          88,363    1,091,622      5,898,301     55,279,201      8,710,844

             7               1              11          140            733          7,522          1,042
            --               2              --            1            255        101,429          1,123
             7               3              11          141            988        108,951          2,165

        43,428           9,962          88,352    1,091,481      5,897,313     52,814,328      8,674,487
            --              --              --           --             --      2,355,922         34,192
       $43,428          $9,962         $88,352   $1,091,481     $5,897,313    $55,170,250     $8,708,679

       $43,466         $11,343         $89,052   $1,089,943     $6,219,630    $57,070,891     $9,552,991
         3,217             817           5,260    1,089,943        191,940      6,173,812      1,435,065

                         Fidelity(R) Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
                                                                    VIP
      VIP                                                         Dynamic
     Asset            VIP            VIP            VIP           Capital          VIP            VIP
  Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income  Equity-Income
 Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
-----------------------------------------------------------------------------------------------------------

     $4,927,965     $57,202,946   $86,806,076     $96,367,377      $1,733,031   $66,564,689     $61,016,712
             --              --            --              --              --            --              --
             --          24,484            --           1,296             251            --          34,559
      4,927,965      57,227,430    86,806,076      96,368,673       1,733,282    66,564,689      61,051,271

            746           8,633        10,101          12,444             219         7,459           8,098
            934              --        10,771              --              --         3,580              --
          1,680           8,633        20,872          12,444             219        11,039           8,098

      4,870,730      54,283,830    86,536,269      94,598,260       1,729,274    66,195,898      59,757,796
         55,555       2,934,967       248,935       1,757,969           3,789       357,752       1,285,377
     $4,926,285     $57,218,797   $86,785,204     $96,356,229      $1,733,063   $66,553,650     $61,043,173

     $5,306,173     $55,754,008   $75,751,531     $91,315,669      $1,618,955   $69,721,788     $64,465,650
        369,690       3,494,377     2,701,714       3,077,847         145,878     3,267,781       3,073,890

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                 Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------
                                              VIP            VIP            VIP            VIP
                                           Growth &       Growth &        Growth         Growth           VIP
                                            Income         Income      Opportunities  Opportunities     Growth
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $17,106,242     $12,730,750   $10,431,325      $7,034,761   $54,334,330
Dividend receivable                                 --              --            --              --            --
Receivable for units sold                        3,347              --            --              --            --
Total assets                                17,109,589      12,730,750    10,431,325       7,034,761    54,334,330

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        1,987           1,625         1,234             800         5,959
Payable for units withdrawn                         --          27,099         1,667           2,369         4,826
Total liabilities                                1,987          28,724         2,901           3,169        10,785

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         17,056,215      12,697,923    10,415,580       7,031,592    54,063,792
Variable annuity contract owners in the
annuitization period                            51,387           4,103        12,844              --       259,753
Net assets                                 $17,107,602     $12,702,026   $10,428,424      $7,031,592   $54,323,545

Investments in securities at cost          $13,999,805     $11,775,641    $7,213,266      $6,483,557   $39,334,714
Shares outstanding                             882,675         672,162       274,436         187,794       860,810

                                              Franklin Templeton Variable Insurance Products Trust (continued)
                                         --------------------------------------------------------------------------
                                                           Franklin       Franklin
                                            Franklin      Large Cap        Mutual       Templeton      Templeton
                                             Income         Growth         Shares        Foreign        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $235,454,387       $160,103    $11,797,699     $5,402,246       $561,582
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --         10,615             --             --
Total assets                                235,454,387        160,103     11,808,314      5,402,246        561,582

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        38,104             20          1,485            652             82
Payable for units withdrawn                      87,800             24             --          2,266             51
Total liabilities                               125,904             44          1,485          2,918            133

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         215,255,086        160,059     11,757,646      5,391,937        427,159
Variable annuity contract owners in the
annuitization period                         20,073,397             --         49,183          7,391        134,290
Net assets                                 $235,328,483       $160,059    $11,806,829     $5,399,328       $561,449

Investments in securities at cost          $242,011,111       $148,365    $11,799,013     $6,113,358       $627,390
Shares outstanding                           15,973,839          8,562        678,029        415,238         44,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                               Franklin
                                                                                              Templeton
                                                                                               Variable
                                                                                              Insurance
                 Fidelity(R) Variable Insurance Products Fund (continued)                   Products Trust
----------------------------------------------------------------------------------------------------------
                                                                                               Franklin
                      VIP                                                         VIP          Founding
      VIP         Investment         VIP            VIP            VIP           Value          Funds
    Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies      Allocation
 Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --    VIP Fund --
Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2 Class 2 Shares
----------------------------------------------------------------------------------------------------------

    $18,736,652     $76,305,567        $8,816     $94,698,594   $13,287,332      $1,980,757    $52,904,627
             --              --            --              --            --              --             --
             --              --            --          75,884            19              --         79,881
     18,736,652      76,305,567         8,816      94,774,478    13,287,351       1,980,757     52,984,508

          2,365          10,821             1          12,435         1,476             247          8,231
         17,017         418,354             1              --            --              35             --
         19,382         429,175             2          12,435         1,476             282          8,231

     18,664,583      71,535,706         8,814      92,449,848    13,240,941       1,966,518     45,212,795
         52,687       4,340,686            --       2,312,195        44,934          13,957      7,763,482
    $18,717,270     $75,876,392        $8,814     $94,762,043   $13,285,875      $1,980,475    $52,976,277

    $16,242,115     $79,924,328        $9,161    $101,925,775   $12,405,837      $2,275,404    $60,936,631
        302,643       6,342,940           292       3,240,883       694,581         176,696      8,370,985

 Franklin Templeton Variable
Insurance Products Trust (continued)   Goldman Sachs Variable Insurance Trust    JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------
                                        Goldman        Goldman       Goldman      JPMorgan     JPMorgan
  Templeton          Templeton           Sachs          Sachs       Sachs Mid    Insurance     Insurance
    Global             Growth          Government     Large Cap     Cap Value      Trust         Trust
   Bond VIP             VIP           Money Market  Value Fund --    Fund --     Core Bond   Mid Cap Value
   Fund --            Fund --           Fund --     Institutional Institutional Portfolio -- Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares    Shares        Shares       Class 1       Class 1
----------------------------------------------------------------------------------------------------------

    $5,388,966         $7,351,205      $126,655,733    $5,490,129   $29,998,349   $2,665,744      $331,350
            --                 --           202,763            --            --           --            --
            --              5,975            60,960            --            --           --           529
     5,388,966          7,357,180       126,919,456     5,490,129    29,998,349    2,665,744       331,879

           594                931            16,339           646         3,619          400            50
            68                 --                --         3,003        12,405        6,401            --
           662                931            16,339         3,649        16,024        6,801            50

     5,287,252          7,279,087       125,971,075     5,414,858    29,827,826    1,826,929       232,478
       101,052             77,162           932,042        71,622       154,499      832,014        99,351
    $5,388,304         $7,356,249      $126,903,117    $5,486,480   $29,982,325   $2,658,943      $331,829

    $5,493,821         $7,961,954      $126,655,733    $7,289,209   $34,533,627   $2,760,802      $345,455
       307,239            602,064       126,655,733       715,793     2,327,257      250,070        32,613

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         JPMorgan Insurance Trust
                                                (continued)                    Janus Aspen Series
                                         ------------------------- ------------------------------------------
                                           JPMorgan     JPMorgan       Janus                        Janus
                                          Insurance    Insurance     Henderson       Janus        Henderson
                                         Trust Small     Trust       Balanced      Henderson     Enterprise
                                           Cap Core   U.S. Equity  Portfolio --     Balanced    Portfolio --
                                         Portfolio -- Portfolio -- Institutional  Portfolio --  Institutional
                                           Class 1      Class 1       Shares     Service Shares    Shares
-------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $92,569   $1,294,921   $63,150,834    $93,158,107   $41,315,126
Dividend receivable                                --           --            --             --            --
Receivable for units sold                         239        2,321            --             --        13,215
Total assets                                   92,808    1,297,242    63,150,834     93,158,107    41,328,341

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          14          199         7,370         13,510         4,800
Payable for units withdrawn                        --           --        35,427         36,405            --
Total liabilities                                  14          199        42,797         49,915         4,800

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            61,719      833,541    62,538,244     88,765,022    41,074,141
Variable annuity contract owners in the
annuitization period                           31,075      463,502       569,793      4,343,170       249,400
Net assets                                    $92,794   $1,297,043   $63,108,037    $93,108,192   $41,323,541

Investments in securities at cost             $91,793   $1,218,830   $51,489,144    $78,429,503   $27,220,872
Shares outstanding                              4,387       48,626     1,871,136      2,617,536       616,460

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                                      Janus Aspen Series (continued)               Equity Trust
                                         --------------------------------------------------------- ------------
                                             Janus                        Janus                    ClearBridge
                                           Henderson       Janus        Henderson       Janus        Variable
                                           Overseas      Henderson      Research      Henderson     Aggressive
                                         Portfolio --     Overseas    Portfolio --     Research       Growth
                                         Institutional  Portfolio --  Institutional  Portfolio --  Portfolio --
                                            Shares     Service Shares    Shares     Service Shares   Class II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $18,321,848     $2,018,926   $35,838,461     $2,750,971   $5,229,136
Dividend receivable                                 --             --            --             --           --
Receivable for units sold                       14,354             --            --            214          244
Total assets                                18,336,202      2,018,926    35,838,461      2,751,185    5,229,380

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        2,181            255         4,101            349          681
Payable for units withdrawn                         --             32        14,433             --           --
Total liabilities                                2,181            287        18,534            349          681

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         18,232,865      2,018,639    35,710,492      2,748,977    5,168,519
Variable annuity contract owners in the
annuitization period                           101,156             --       109,435          1,859       60,180
Net assets                                 $18,334,021     $2,018,639   $35,819,927     $2,750,836   $5,228,699

Investments in securities at cost          $25,422,523     $2,375,098   $27,542,960     $2,091,479   $5,906,156
Shares outstanding                             685,955         78,741     1,063,456         83,692      230,054

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                         Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------------
                   Janus                                                Janus          Janus          Janus
    Janus        Henderson         Janus              Janus           Henderson      Henderson      Henderson
  Henderson    Flexible Bond     Henderson          Henderson      Global Research     Global         Global
  Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --      Research      Technology
 Portfolio --  Institutional   Institutional         Service        Institutional   Portfolio --   Portfolio --
Service Shares    Shares           Shares             Shares           Shares      Service Shares Service Shares
----------------------------------------------------------------------------------------------------------------

    $4,958,533    $9,436,979        $31,615,197        $11,059,067     $35,426,788     $2,720,453     $7,443,217
            --            --                 --                 --              --             --             --
            --            --             20,771                950              --            161             --
     4,958,533     9,436,979         31,635,968         11,060,017      35,426,788      2,720,614      7,443,217

           619         1,118              3,773              1,381           4,014            342            901
        12,818         5,489                 --                 --           1,533             --         10,224
        13,437         6,607              3,773              1,381           5,547            342         11,125

     4,936,292     9,326,272         31,349,735         10,992,697      35,204,848      2,709,571      7,377,608
         8,804       104,100            282,460             65,939         216,393         10,701         54,484
    $4,945,096    $9,430,372        $31,632,195        $11,058,636     $35,421,241     $2,720,272     $7,432,092

    $3,487,794   $10,139,482        $30,635,908        $11,573,795     $23,501,775     $1,820,023     $5,471,421
        78,719       841,836            898,159            333,607         751,682         58,948        665,167




Legg Mason Partners Variable Equity Trust (continued)            MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)       MFS(R) New     MFS(R)       MFS(R)
  Dividend          Dividend         Large Cap           Investors     Discovery   Total Return  Utilities
  Strategy          Strategy           Value          Trust Series --  Series --    Series --    Series --
Portfolio --      Portfolio --      Portfolio --          Service       Service      Service      Service
  Class I           Class II          Class I          Class Shares   Class Shares Class Shares Class Shares
------------------------------------------------------------------------------------------------------------

  $3,888,668        $7,452,113       $12,735,826           $4,767,963  $11,105,954  $37,932,279  $13,018,773
          --                --                --                   --           --           --           --
          --                --               550                   --           --           --           --
   3,888,668         7,452,113        12,736,376            4,767,963   11,105,954   37,932,279   13,018,773

         462             1,085             1,612                  601        1,394        5,833        1,640
       1,839             2,533                --                  256       18,356        8,166        1,038
       2,301             3,618             1,612                  857       19,750       13,999        2,678

   3,886,367         7,212,201        12,715,549            4,759,324   11,079,118   36,164,386   12,999,013
          --           236,294            19,215                7,782        7,086    1,753,894       17,082
  $3,886,367        $7,448,495       $12,734,764           $4,767,106  $11,086,204  $37,918,280  $13,016,095

  $3,182,923        $6,556,182       $13,030,740           $3,945,597  $11,374,281  $37,394,649  $11,925,739
     222,591           425,106           712,693              178,709      698,049    1,774,195      451,101

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         MFS(R) Variable Insurance
                                                  Trust II             Oppenheimer Variable Account Funds
                                         -------------------------- ----------------------------------------
                                            MFS(R)
                                         Massachusetts    MFS(R)    Oppenheimer                 Oppenheimer
                                           Investors    Strategic     Capital     Oppenheimer   Conservative
                                         Growth Stock     Income    Appreciation    Capital       Balanced
                                         Portfolio --  Portfolio --  Fund/VA --   Appreciation   Fund/VA --
                                            Service      Service    Non-Service    Fund/VA --   Non-Service
                                         Class Shares  Class Shares    Shares    Service Shares    Shares
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $5,962,309      $25,749  $22,214,455     $3,754,210   $9,406,546
Dividend receivable                                 --           --           --             --           --
Receivable for units sold                           --           --           --         11,060           --
Total assets                                 5,962,309       25,749   22,214,455      3,765,270    9,406,546

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          766            3        2,545            469        1,046
Payable for units withdrawn                        202           --        2,830             --          290
Total liabilities                                  968            3        5,375            469        1,336

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          5,846,901       25,746   22,069,643      3,764,801    9,302,553
Variable annuity contract owners in the
annuitization period                           114,440           --      139,437             --      102,657
Net assets                                  $5,961,341      $25,746  $22,209,080     $3,764,801   $9,405,210

Investments in securities at cost           $5,949,110      $27,137  $20,380,045     $3,687,691   $9,358,611
Shares outstanding                             343,056        2,802      458,030         78,573      651,874

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)               PIMCO Variable Insurance Trust
                                         ------------- ---------------------------------------------------------
                                                                                   International
                                          Oppenheimer                                   Bond        Long-Term
                                         Total Return                                Portfolio         U.S.
                                             Bond       All Asset     High Yield    (U.S. Dollar    Government
                                          Fund/VA --   Portfolio --  Portfolio --    Hedged) --    Portfolio --
                                          Non-Service    Advisor    Administrative Administrative Administrative
                                            Shares     Class Shares  Class Shares   Class Shares   Class Shares
----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $8,096,167   $5,903,989    $40,404,744     $2,163,441    $34,774,357
Dividend receivable                                 --           --        174,102          2,986         70,264
Receivable for units sold                           --           --             --             --             --
Total assets                                 8,096,167    5,903,989     40,578,846      2,166,427     34,844,621

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          942          761          5,527            278          4,765
Payable for units withdrawn                      1,409        1,040         94,698             73        193,467
Total liabilities                                2,351        1,801        100,225            351        198,232

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          8,001,333    5,902,188     38,966,363      2,145,643     33,247,098
Variable annuity contract owners in the
annuitization period                            92,483           --      1,512,258         20,433      1,399,291
Net assets                                  $8,093,816   $5,902,188    $40,478,621     $2,166,076    $34,646,389

Investments in securities at cost           $8,974,895   $6,333,007    $42,601,278     $2,087,773    $36,571,081
Shares outstanding                           1,080,930      587,462      5,550,102        199,579      2,992,630

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                             Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------

                Oppenheimer                                  Oppenheimer
 Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic                 Oppenheimer
 Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income       Oppenheimer    Main Street
   Balanced     Fund/VA --     Cap Growth       Global        Fund/VA --     Main Street     Small Cap
  Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service      Fund/VA --   Fund(R)/VA --
Service Shares    Shares     Service Shares Service Shares      Shares      Service Shares Service Shares
---------------------------------------------------------------------------------------------------------

   $16,921,717   $19,643,841     $6,941,500    $59,130,600       $2,757,515   $106,582,255    $27,440,563
            --            --             --             --               --             --             --
            --            --             --             --               --        211,877         61,738
    16,921,717    19,643,841      6,941,500     59,130,600        2,757,515    106,794,132     27,502,301

         2,608         2,157            871          7,646              317         14,868          3,708
        24,399         1,192            268         25,466            1,600             --             --
        27,007         3,349          1,139         33,112            1,917         14,868          3,708

    15,739,139    19,458,676      6,940,361     58,220,736        2,700,235    100,853,529     26,622,211
     1,155,571       181,816             --        876,752           55,363      5,925,735        876,382
   $16,894,710   $19,640,492     $6,940,361    $59,097,488       $2,755,598   $106,779,264    $27,498,593

   $16,320,551   $17,340,859     $7,632,434    $57,837,180       $3,151,656   $104,868,040    $29,316,447
     1,188,323       286,145        107,771      1,575,556          591,741      4,020,455      1,369,973

PIMCO Variable Insurance Trust Rydex Variable
         (continued)               Trust          State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------

                                                                Premier
     Low            Total                                        Growth      Real Estate     S&P 500(R)
   Duration         Return                                       Equity       Securities       Index
 Portfolio --    Portfolio --                     Income         V.I.S.         V.I.S.         V.I.S.
Administrative  Administrative   NASDAQ --    V.I.S. Fund --    Fund --        Fund --        Fund --
 Class Shares    Class Shares   100(R) Fund   Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
---------------------------------------------------------------------------------------------------------

   $44,183,073    $165,580,344     $4,177,752    $15,797,862    $24,964,110    $40,393,562   $130,231,946
       115,824         445,258             --             --             --             --             --
            --              --             --             --             --         16,673          6,564
    44,298,897     166,025,602      4,177,752     15,797,862     24,964,110     40,410,235    130,238,510

         6,186          22,285            519          1,945          3,106          5,180         15,828
       146,909         697,243         83,979         13,476         40,760             --             --
       153,095         719,528         84,498         15,421         43,866          5,180         15,828

    42,736,347     160,178,949      4,093,254     15,732,946     24,610,319     39,554,269    129,698,981
     1,409,455       5,127,125             --         49,495        309,925        850,786        523,701
   $44,145,802    $165,306,074     $4,093,254    $15,782,441    $24,920,244    $40,405,055   $130,222,682

   $45,121,914    $173,506,358     $3,771,933    $16,512,061    $25,455,456    $46,802,128    $99,948,782
     4,383,241      15,799,651        114,271      1,427,088        302,559      3,625,993      3,415,472

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                                                                                           The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)    Portfolios
                                         -----------------------------------------------------------    ----------------

                                           Small-Cap           Total          Total           U.S.           Alger
                                             Equity            Return         Return         Equity        Large Cap
                                             V.I.S.            V.I.S.         V.I.S.         V.I.S.          Growth
                                            Fund --           Fund --        Fund --        Fund --       Portfolio --
                                         Class 1 Shares    Class 1 Shares Class 3 Shares Class 1 Shares Class I-2 Shares
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $26,218,158      $721,568,187   $467,164,815    $19,517,120      $24,729,528
Dividend receivable                                  --                --             --             --               --
Receivable for units sold                            --                --         48,741             --               --
Total assets                                 26,218,158       721,568,187    467,213,556     19,517,120       24,729,528

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,277            96,834         72,949          2,425            2,931
Payable for units withdrawn                      28,722           287,976             --          8,122           24,442
Total liabilities                                31,999           384,810         72,949         10,547           27,373

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          26,103,454       342,222,845    403,332,096     18,416,019       24,563,372
Variable annuity contract owners in the
annuitization period                             82,705       378,960,532     63,808,511      1,090,554          138,783
Net assets                                  $26,186,159      $721,183,377   $467,140,607    $19,506,573      $24,702,155

Investments in securities at cost           $31,004,744      $873,474,240   $554,655,126    $19,601,500      $23,874,489
Shares outstanding                            2,332,576        51,320,639     33,345,097        512,664          480,839

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

   The Alger
   Portfolios                                                                                     Wells Fargo
  (continued)                              The Prudential Series Fund                            Variable Trust
---------------------------------------------------------------------------------------------------------------
                                                                                  SP Prudential   Wells Fargo
     Alger          Jennison                                           SP             U.S.             VT
   Small Cap          20/20                          Natural      International     Emerging         Omega
     Growth           Focus         Jennison        Resources        Growth          Growth          Growth
  Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --      Fund --
Class I-2 Shares Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------------------------------

     $17,044,389      $4,893,093      $4,864,843     $32,872,313            $171         $15,475     $6,896,779
              --              --              --              --              --              --             --
              --           1,169              --          10,001              --              --             --
      17,044,389       4,894,262       4,864,843      32,882,314             171          15,475      6,896,779

           1,997             619             615           4,586              --               2            858
             658              --             193              --               1              --            269
           2,655             619             808           4,586               1               2          1,127

      16,905,337       4,893,643       4,857,337      31,194,382             170          15,473      6,895,652
         136,397              --           6,698       1,683,346              --              --             --
     $17,041,734      $4,893,643      $4,864,035     $32,877,728            $170         $15,473     $6,895,652

     $17,637,164      $2,825,514      $3,536,831     $39,372,121            $177          $7,723     $6,998,042
         727,460         173,699          82,905       1,546,205              25           1,208        273,356

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                 AB Variable Products Series Fund, Inc.
                                                        --------------------------------------------------------
                                                             AB            AB
                                                          Balanced       Global          AB            AB
                                                           Wealth       Thematic     Growth and   International
                                          Consolidated    Strategy       Growth        Income         Value
                                             Total      Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          (unaudited)     Class B       Class B       Class B        Class B
                                         -------------  ------------  ------------  ------------  -------------
                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  December 31,  December 31,  December 31,
                                              2018          2018          2018          2018          2018
----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends               $88,865,377      $231,040           $--      $313,091       $382,884
Mortality and expense risk and
administrative charges (note 4a)            87,599,651       252,291        69,479       670,903        584,480
Net investment income (expense)              1,265,726       (21,251)      (69,479)     (357,812)      (201,596)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                   132,754,040        56,788       554,019     1,887,660        835,566
Change in unrealized appreciation
(depreciation)                            (937,668,929)   (2,162,254)     (876,156)   (9,594,665)    (9,474,041)
Capital gain distributions                 450,704,511     1,033,969            --     4,759,282             --
Net realized and unrealized gain (loss)
on investments                            (354,210,378)   (1,071,497)     (322,137)   (2,947,723)    (8,638,475)

Increase (decrease) in net assets from
operations                               $(352,944,652)  $(1,092,748)    $(391,616)  $(3,305,535)   $(8,840,071)

                                               AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------------
                                             Invesco           Invesco          Invesco                            Invesco
                                               V.I.             V.I.              V.I.            Invesco            V.I.
                                              Global         Government      International         V.I.             Value
                                           Real Estate       Securities          Growth         Technology      Opportunities
                                             Fund --           Fund --          Fund --           Fund --          Fund --
                                         Series II shares  Series I shares  Series II shares  Series I shares  Series II shares
                                         ----------------  ---------------  ----------------  ---------------  ----------------
                                            Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
                                           December 31,     December 31,      December 31,     December 31,      December 31,
                                               2018             2018              2018             2018              2018
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $8,373              $61          $848,676              $--               $--
Mortality and expense risk and
administrative charges (note 4a)                    4,248               28           801,930              161            79,061
Net investment income (expense)                     4,125               33            46,746             (161)          (79,061)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              208             (141)        1,270,099            3,984           (36,419)
Change in unrealized appreciation
(depreciation)                                    (25,469)              67        (9,860,811)          (2,252)       (1,408,906)
Capital gain distributions                          2,792               --           332,892               --           514,647
Net realized and unrealized gain (loss)
on investments                                    (22,469)             (74)       (8,257,820)           1,732          (930,678)

Increase (decrease) in net assets from
operations                                       $(18,344)            $(41)      $(8,211,074)          $1,571       $(1,009,739)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2018          2018           2018              2018              2018             2018              2018
-------------------------------------------------------------------------------------------------------------------

         $--           $--              $--               $--          $372,497         $971,196          $400,203
     368,317       214,196          303,679            83,572           424,422        1,691,633           388,004
    (368,317)     (214,196)        (303,679)          (83,572)          (51,925)        (720,437)           12,199

     995,959       143,099        1,043,040           500,560         1,354,027           56,105           385,215
  (3,160,197)   (1,086,745)      (2,439,276)         (929,679)       (7,310,704)     (18,119,672)       (3,568,996)
   2,775,229       765,462        1,239,126           332,332         2,562,095        6,955,804           889,187
     610,991      (178,184)        (157,110)          (96,787)       (3,394,582)     (11,107,763)       (2,294,594)

    $242,674     $(392,380)       $(460,789)        $(180,359)      $(3,446,507)    $(11,828,200)      $(2,282,395)

     American
      Century
     Variable
Portfolios II, Inc.         American Century Variable Portfolios, Inc.        BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
                                                                                 BlackRock          BlackRock
        VP                VP                                                     Advantage            Basic
     Inflation         Income &         VP             VP            VP          U.S. Total           Value
    Protection          Growth     International    Ultra(R)       Value           Market              V.I.
      Fund --          Fund --        Fund --       Fund --       Fund --       V.I. Fund --         Fund --
     Class II          Class I        Class I       Class I       Class I     Class III Shares   Class III Shares
-------------------------------------------------------------------------------------------------------------------
    Year Ended        Year Ended    Year Ended     Year Ended    Year Ended      Year Ended         Year Ended
   December 31,      December 31,  December 31,   December 31,  December 31,    December 31,       December 31,
       2018              2018          2018           2018          2018            2018               2018
-------------------------------------------------------------------------------------------------------------------

         $1,060,875        $9,086         $7,422          $113        $1,086           $65,636           $474,309
            657,188         9,024         10,523           827           965            70,551            564,580
            403,687            62         (3,101)         (714)          121            (4,915)           (90,271)

           (590,405)       40,500         17,951         4,480         2,483            31,047            711,400
         (1,603,969)     (104,574)      (151,554)       (7,971)       (9,170)         (911,308)        (6,763,144)
                 --        42,990         38,384         4,357             4           560,215          3,350,790
         (2,194,374)      (21,084)       (95,219)          866        (6,683)         (320,046)        (2,700,954)

        $(1,790,687)     $(21,022)      $(98,320)         $152       $(6,562)        $(324,961)       $(2,791,225)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                             Deutsche DWS
                                              BlackRock Variable Series      Columbia Funds Variable Series    Variable
                                               Funds, Inc. (continued)                 Trust II                Series I
                                         ----------------------------------- ----------------------------   --------------
                                                              BlackRock                        Columbia
                                            BlackRock         Large Cap                        Variable
                                              Global            Focus        CTIVP/SM/ --    Portfolio --        DWS
                                            Allocation          Growth       Loomis Sayles     Overseas        Capital
                                               V.I.              V.I.           Growth           Core           Growth
                                             Fund --           Fund --          Fund --        Fund --          VIP --
                                         Class III Shares  Class III Shares     Class 1        Class 2      Class B Shares
                                         ----------------  ----------------  --------------  -------------  --------------
                                            Year Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                           December 31,      December 31,    December 31,    December 31,    December 31,
                                               2018              2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $2,017,796               $--            $--       $388,347              $50
Mortality and expense risk and
administrative charges (note 4a)                4,622,898            83,783        881,508        243,926              156
Net investment income (expense)                (2,605,102)          (83,783)      (881,508)       144,421             (106)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        2,944,861           162,756      7,791,681        381,739               65
Change in unrealized appreciation
(depreciation)                                (33,182,511)         (598,255)    (6,881,234)    (3,299,700)          (1,246)
Capital gain distributions                     10,272,259           536,743             --             --              958
Net realized and unrealized gain (loss)
on investments                                (19,965,391)          101,244        910,447     (2,917,961)            (223)

Increase (decrease) in net assets from
operations                                   $(22,570,493)          $17,461        $28,939    $(2,773,540)           $(329)

                                                                                                          Fidelity(R) Variable
                                                                                                               Insurance
                                                      Federated Insurance Series (continued)                 Products Fund
                                         ---------------------------------------------------------------- --------------------
                                           Federated
                                              High                          Federated       Federated             VIP
                                             Income        Federated         Managed         Managed             Asset
                                              Bond          Kaufmann        Tail Risk       Volatility        Manager/SM/
                                           Fund II --      Fund II --      Fund II --       Fund II --        Portfolio --
                                         Service Shares  Service Shares  Primary Shares   Primary Shares     Initial Class
                                         --------------  --------------  ---------------  --------------  --------------------
                                           Year Ended      Year Ended      Period from      Year Ended         Year Ended
                                          December 31,    December 31,    January 1 to     December 31,       December 31,
                                              2018            2018       August 17, 2018       2018               2018
-------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $950,517             $--         $163,722        $153,459              $675,828
Mortality and expense risk and
administrative charges (note 4a)                184,174         302,728           43,853          99,798               508,782
Net investment income (expense)                 766,343        (302,728)         119,869          53,661               167,046

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        (73,395)        892,856         (694,390)         56,054                30,007
Change in unrealized appreciation
(depreciation)                               (1,253,412)     (1,401,812)         513,322      (1,062,153)           (4,161,857)
Capital gain distributions                           --       1,462,648               --              --             1,387,996
Net realized and unrealized gain (loss)
on investments                               (1,326,807)        953,692         (181,068)     (1,006,099)           (2,743,854)

Increase (decrease) in net assets from
operations                                    $(560,464)       $650,964         $(61,199)      $(952,438)          $(2,576,808)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                   Eaton Vance       Federated
Deutsche DWS Variable Series II                      Dreyfus                      Variable Trust  Insurance Series
-------------------------------------------------------------------------------------------------------------------
                                   Dreyfus        Dreyfus
                     DWS          Investment      Variable       The Dreyfus                         Federated
     DWS            Small         Portfolios     Investment      Sustainable                            High
   CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT             Income
     U.S.           Value           Stock        Government         Equity        Floating-Rate         Bond
    VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income         Fund II --
Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund        Primary Shares
-------------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended       Year Ended
 December 31,    December 31,    December 31,   December 31,     December 31,      December 31,     December 31,
     2018            2018            2018           2018             2018              2018             2018
-------------------------------------------------------------------------------------------------------------------

        $1,064            $117            $607       $13,024            $112,157      $1,960,811          $845,238
           903             196           1,557        15,832              98,201         852,533           150,327
           161             (79)           (950)       (2,808)             13,956       1,108,278           694,911

           803              99           1,229            --              15,229          74,762          (113,844)
       (10,337)         (4,153)        (30,641)           --          (1,579,490)     (2,290,816)       (1,039,799)
         3,476           2,059          12,456            --           1,186,313              --                --
        (6,058)         (1,995)        (16,956)           --            (377,948)     (2,216,054)       (1,153,643)

       $(5,897)        $(2,074)       $(17,906)      $(2,808)          $(363,992)    $(1,107,776)        $(458,732)

                             Fidelity(R) Variable Insurance Products Fund (continued)
------------------------------------------------------------------------------------------------------------------
                                                                        VIP
      VIP                                                             Dynamic
     Asset             VIP             VIP             VIP            Capital           VIP             VIP
  Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income   Equity-Income
 Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2
------------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
 December 31,     December 31,    December 31,    December 31,     December 31,    December 31,    December 31,
     2018             2018            2018            2018             2018            2018            2018
------------------------------------------------------------------------------------------------------------------

        $79,454         $811,350       $708,216         $516,250           $6,883     $1,692,209       $1,409,589
        106,367        1,220,329      1,486,291        2,038,303           34,253      1,073,600        1,171,929
        (26,913)        (408,979)      (778,075)      (1,522,053)         (27,370)       618,609          237,660

          1,105        1,816,145      3,894,585       10,245,894          142,997        820,275          820,838
       (574,028)      (8,495,996)   (19,011,710)     (27,527,175)        (453,751)   (12,275,710)     (11,446,611)
        194,956        3,436,112      9,037,248       12,185,195          218,500      3,704,720        3,469,438
       (377,967)      (3,243,739)    (6,079,877)      (5,096,086)         (92,254)    (7,750,715)      (7,156,335)

      $(404,880)     $(3,652,718)   $(6,857,952)     $(6,618,139)       $(119,624)   $(7,132,106)     $(6,918,675)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         ------------------------------------------------------------------------------
                                              VIP             VIP             VIP             VIP
                                           Growth &        Growth &         Growth          Growth            VIP
                                            Income          Income       Opportunities   Opportunities      Growth
                                         Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Initial Class  Service Class 2  Initial Class  Service Class 2  Initial Class
                                         -------------  ---------------  -------------  ---------------  -------------
                                          Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                         December 31,    December 31,    December 31,    December 31,    December 31,
                                             2018            2018            2018            2018            2018
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $71,463          $35,053        $13,405           $3,691       $151,290
Mortality and expense risk and
administrative charges (note 4a)               292,064          300,104        161,295           72,419        870,484
Net investment income (expense)               (220,601)        (265,051)      (147,890)         (68,728)      (719,194)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       927,904          969,894        885,473          203,438      3,700,028
Change in unrealized appreciation
(depreciation)                              (3,857,744)      (3,705,644)      (254,069)         (76,850)   (12,118,407)
Capital gain distributions                   1,203,098        1,056,008        625,253          244,594      8,924,979
Net realized and unrealized gain (loss)
on investments                              (1,726,742)      (1,679,742)     1,256,657          371,182        506,600

Increase (decrease) in net assets from
operations                                 $(1,947,343)     $(1,944,793)    $1,108,767         $302,454      $(212,594)

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                         -------------------------------------------------------------------------------
                                                            Franklin        Franklin
                                            Franklin       Large Cap         Mutual        Templeton       Templeton
                                             Income          Growth          Shares         Foreign         Foreign
                                          VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 1 Shares  Class 2 Shares
                                         --------------  --------------  --------------  --------------  --------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2018            2018            2018            2018            2018
------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                $13,149,218             $--        $333,650        $196,339         $16,780
Mortality and expense risk and
administrative charges (note 4a)              5,434,700           2,816         224,306          99,447          11,398
Net investment income (expense)               7,714,518          (2,816)        109,344          96,892           5,382

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      2,723,078           3,736         434,049          21,418           3,229
Change in unrealized appreciation
(depreciation)                              (26,254,304)        (18,700)     (2,460,891)     (1,261,325)       (121,160)
Capital gain distributions                           --          14,339         519,534              --              --
Net realized and unrealized gain (loss)
on investments                              (23,531,226)           (625)     (1,507,308)     (1,239,907)       (117,931)

Increase (decrease) in net assets from
operations                                 $(15,816,708)        $(3,441)    $(1,397,964)    $(1,143,015)      $(112,549)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                     Franklin
                                                                                                    Templeton
                                                                                                     Variable
                                                                                                    Insurance
                                                                                                     Products
                    Fidelity(R) Variable Insurance Products Fund (continued)                          Trust
-----------------------------------------------------------------------------------------------------------------
                                                                                                     Franklin
                       VIP                                                             VIP           Founding
      VIP          Investment          VIP             VIP             VIP            Value           Funds
    Growth         Grade Bond        Mid Cap         Mid Cap        Overseas       Strategies       Allocation
 Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --     VIP Fund --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2  Class 2 Shares
-----------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2018             2018            2018            2018            2018            2018             2018
-----------------------------------------------------------------------------------------------------------------

         $8,717       $1,948,709            $73         $471,827       $242,120          $17,219      $1,922,626
        334,392        1,759,565             86        1,937,770        221,772           37,700       1,207,211
       (325,675)         189,144            (13)      (1,465,943)        20,348          (20,481)        715,415

      1,082,722       (2,221,583)           447        3,075,326        621,430           23,535        (320,027)
     (4,002,479)      (1,784,533)        (3,050)     (30,139,403)    (3,213,278)        (574,262)     (8,777,795)
      3,013,336          744,429          1,108       10,860,719             --          110,093       1,505,639
         93,579       (3,261,687)        (1,495)     (16,203,358)    (2,591,848)        (440,634)     (7,592,183)

      $(232,096)     $(3,072,543)       $(1,508)    $(17,669,301)   $(2,571,500)       $(461,115)    $(6,876,768)

  Franklin Templeton Variable
Insurance Products Trust (continued)    Goldman Sachs Variable Insurance Trust       JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                     Goldman Sachs                                   JPMorgan      JPMorgan
  Templeton                            Government    Goldman Sachs  Goldman Sachs   Insurance      Insurance
    Global           Templeton           Money         Large Cap       Mid Cap        Trust      Trust Mid Cap
     Bond              Growth            Market      Value Fund --  Value Fund --   Core Bond        Value
 VIP Fund --        VIP Fund --         Fund --      Institutional  Institutional  Portfolio --  Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares     Shares         Shares        Class 1        Class 1
---------------------------------------------------------------------------------------------------------------
  Year Ended         Year Ended        Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
 December 31,       December 31,      December 31,   December 31,   December 31,   December 31,  December 31,
     2018               2018              2018           2018           2018           2018          2018
---------------------------------------------------------------------------------------------------------------

           $--           $222,843        $1,732,220        $80,394       $456,812       $78,717         $2,755
        75,425            163,022         1,871,260         96,037        542,538        57,093          6,043
       (75,425)            59,821          (139,040)       (15,643)       (85,726)       21,624         (3,288)

       (20,840)           195,546                --       (227,028)       674,811       (52,967)         3,528
       144,549         (2,695,737)               --       (709,378)    (8,768,742)      (41,694)       (55,547)
            --            943,778                --        344,499      4,142,802         5,364          4,604
       123,709         (1,556,413)               --       (591,907)    (3,951,129)      (89,297)       (47,415)

       $48,284        $(1,496,592)        $(139,040)     $(607,550)   $(4,036,855)     $(67,673)      $(50,703)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JPMorgan Insurance Trust
                                                 (continued)                      Janus Aspen Series
                                         --------------------------- ---------------------------------------------
                                           JPMorgan      JPMorgan        Janus                          Janus
                                          Insurance     Insurance      Henderson        Janus         Henderson
                                         Trust Small    Trust U.S.     Balanced       Henderson      Enterprise
                                           Cap Core       Equity     Portfolio --      Balanced     Portfolio --
                                         Portfolio --  Portfolio --  Institutional   Portfolio --   Institutional
                                           Class 1       Class 1        Shares      Service Shares     Shares
                                         ------------  ------------  -------------  --------------  -------------
                                          Year Ended    Year Ended    Year Ended      Year Ended     Year Ended
                                         December 31,  December 31,  December 31,    December 31,   December 31,
                                             2018          2018          2018            2018           2018
------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                     $743        $8,967     $1,500,780      $1,841,477       $127,070
Mortality and expense risk and
administrative charges (note 4a)                3,040        23,665      1,003,039       1,851,397        698,686
Net investment income (expense)                (2,297)      (14,698)       497,741          (9,920)      (571,616)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       34,228        66,733      3,159,139       4,593,136      3,729,475
Change in unrealized appreciation
(depreciation)                                (48,958)     (297,146)    (5,813,102)     (8,321,339)    (5,733,086)
Capital gain distributions                     12,748       127,399      1,939,579       2,726,490      2,247,583
Net realized and unrealized gain (loss)
on investments                                 (1,982)     (103,014)      (714,384)     (1,001,713)       243,972

Increase (decrease) in net assets from
operations                                    $(4,279)    $(117,712)     $(216,643)    $(1,011,633)     $(327,644)

                                                                                                        Legg Mason
                                                                                                         Partners
                                                                                                         Variable
                                                        Janus Aspen Series (continued)                 Equity Trust
                                         ------------------------------------------------------------- ------------
                                             Janus                          Janus                      ClearBridge
                                           Henderson        Janus         Henderson        Janus         Variable
                                           Overseas       Henderson       Research       Henderson      Aggressive
                                         Portfolio --      Overseas     Portfolio --      Research        Growth
                                         Institutional   Portfolio --   Institutional   Portfolio --   Portfolio --
                                            Shares      Service Shares     Shares      Service Shares    Class II
                                         -------------  --------------  -------------  --------------  ------------
                                          Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                         December 31,    December 31,   December 31,    December 31,   December 31,
                                             2018            2018           2018            2018           2018
--------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $394,122         $40,774       $231,772         $11,908       $22,696
Mortality and expense risk and
administrative charges (note 4a)               328,230          38,257        610,463          53,332        97,955
Net investment income (expense)                 65,892           2,517       (378,691)        (41,424)      (75,259)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (657,016)         (4,737)     2,582,864         283,711       155,052
Change in unrealized appreciation
(depreciation)                              (3,014,728)       (400,619)    (5,402,574)       (493,130)   (1,043,203)
Capital gain distributions                          --              --      2,075,139         167,464       389,738
Net realized and unrealized gain (loss)
on investments                              (3,671,744)       (405,356)      (744,571)        (41,955)     (498,413)

Increase (decrease) in net assets from
operations                                 $(3,605,852)      $(402,839)   $(1,123,262)       $(83,379)    $(573,672)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                    Janus          Janus                           Janus                            Janus
    Janus         Henderson      Henderson        Janus          Henderson          Janus         Henderson
  Henderson     Flexible Bond      Forty        Henderson     Global Research     Henderson         Global
  Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --    Global Research    Technology
 Portfolio --   Institutional  Institutional   Portfolio --    Institutional    Portfolio --     Portfolio --
Service Shares     Shares         Shares      Service Shares      Shares       Service Shares   Service Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended     Year Ended      Year Ended      Year Ended       Year Ended       Year Ended
 December 31,   December 31,   December 31,    December 31,    December 31,     December 31,     December 31,
     2018           2018           2018            2018            2018             2018             2018
---------------------------------------------------------------------------------------------------------------

        $7,547       $310,572       $423,875        $160,974         $468,217          $31,863         $96,718

        87,312        149,485        539,417         203,279          590,142           53,455         129,771
       (79,765)       161,087       (115,542)        (42,305)        (121,925)         (21,592)        (33,053)

       293,264       (194,443)       975,810         289,076        2,644,152          355,728         943,334
      (559,124)      (246,001)    (4,916,888)     (1,776,114)      (5,553,141)        (582,087)     (1,143,352)
       277,844             --      4,554,060       1,729,486               --               --         292,001
        11,984       (440,444)       612,982         242,448       (2,908,989)        (226,359)         91,983

      $(67,781)     $(279,357)      $497,440        $200,143      $(3,030,914)       $(247,951)        $58,930




Legg Mason Partners Variable Equity Trust (continued)              MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)        MFS(R) New   MFS(R) Total     MFS(R)
  Dividend          Dividend         Large Cap           Investors      Discovery       Return      Utilities
  Strategy          Strategy           Value          Trust Series --   Series --     Series --     Series --
Portfolio --      Portfolio --      Portfolio --          Service        Service       Service       Service
  Class I           Class II          Class I          Class Shares    Class Shares  Class Shares  Class Shares
----------------------------------------------------------------------------------------------------------------
 Year Ended        Year Ended        Year Ended         Year Ended      Year Ended    Year Ended    Year Ended
December 31,      December 31,      December 31,       December 31,    December 31,  December 31,  December 31,
    2018              2018              2018               2018            2018          2018          2018
----------------------------------------------------------------------------------------------------------------

     $68,705          $114,713          $221,205              $24,887           $--      $836,350      $119,053

      66,819           163,166           236,439               88,900       223,344       819,065       221,327
       1,886           (48,453)          (15,234)             (64,013)     (223,344)       17,285      (102,274)

     336,392           677,016           549,834              333,758       841,632     1,163,011       239,861
    (879,805)       (1,651,733)       (2,943,595)            (888,614)   (2,618,971)   (6,367,996)     (281,271)
     267,719           492,522           926,251              250,644     1,867,510     1,925,845        54,427
    (275,694)         (482,195)       (1,467,510)            (304,212)       90,171    (3,279,140)       13,017

   $(273,808)        $(530,648)      $(1,482,744)           $(368,225)    $(133,173)  $(3,261,855)     $(89,257)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          MFS(R) Variable Insurance
                                                   Trust II               Oppenheimer Variable Account Funds
                                         ---------------------------- -------------------------------------------
                                            MFS(R)
                                         Massachusetts     MFS(R)     Oppenheimer                   Oppenheimer
                                           Investors     Strategic      Capital      Oppenheimer    Conservative
                                         Growth Stock      Income     Appreciation     Capital        Balanced
                                         Portfolio --   Portfolio --   Fund/VA --    Appreciation    Fund/VA --
                                            Service       Service     Non-Service     Fund/VA --    Non-Service
                                         Class Shares   Class Shares     Shares     Service Shares     Shares
                                         -------------  ------------  ------------  --------------  ------------
                                          Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,  December 31,   December 31,   December 31,
                                             2018           2018          2018           2018           2018
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $24,099        $1,062       $90,032             $--      $196,507
Mortality and expense risk and
administrative charges (note 4a)               118,670           409       389,082          68,461       136,108
Net investment income (expense)                (94,571)          653      (299,050)        (68,461)       60,399

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       282,513          (159)    1,292,426         186,360       136,917
Change in unrealized appreciation
(depreciation)                                (543,473)       (1,525)   (4,506,704)       (730,285)   (1,077,671)
Capital gain distributions                     425,878            --     2,117,435         329,816       232,364
Net realized and unrealized gain (loss)
on investments                                 164,918        (1,684)   (1,096,843)       (214,109)     (708,390)

Increase (decrease) in net assets from
operations                                     $70,347       $(1,031)  $(1,395,893)      $(282,570)    $(647,991)

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)                  PIMCO Variable Insurance Trust
                                         -------------  -------------------------------------------------------------
                                          Oppenheimer                                 International
                                         Total Return                                 Bond Portfolio  Long-Term U.S.
                                             Bond        All Asset      High Yield     (U.S. Dollar     Government
                                          Fund/VA --    Portfolio --   Portfolio --     Hedged) --     Portfolio --
                                          Non-Service     Advisor     Administrative  Administrative  Administrative
                                            Shares      Class Shares   Class Shares    Class Shares    Class Shares
                                         -------------  ------------  --------------  --------------  --------------
                                          Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                         December 31,   December 31,   December 31,    December 31,    December 31,
                                             2018           2018           2018            2018            2018
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $288,713      $196,479      $2,178,119         $29,213        $819,991
Mortality and expense risk and
administrative charges (note 4a)               124,292       103,354         710,742          35,080         571,038
Net investment income (expense)                164,421        93,125       1,467,377          (5,867)        248,953

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (248,449)       (9,308)       (140,682)         11,214        (913,409)
Change in unrealized appreciation
(depreciation)                                (154,432)     (539,026)     (3,166,751)           (219)       (929,237)
Capital gain distributions                          --            --              --           7,042         169,237
Net realized and unrealized gain (loss)
on investments                                (402,881)     (548,334)     (3,307,433)         18,037      (1,673,409)

Increase (decrease) in net assets from
operations                                   $(238,460)    $(455,209)    $(1,840,056)        $12,170     $(1,424,456)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                    Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------------------


 Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer                       Oppenheimer
 Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic    Oppenheimer     Main Street
   Balanced         Cap Growth        Cap Growth        Global            Income         Main Street      Small Cap
  Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --        Fund/VA --    Fund(R)/VA --
Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares  Service Shares  Service Shares
-----------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended      Year Ended        Year Ended        Year Ended      Year Ended
 December 31,      December 31,      December 31,    December 31,      December 31,      December 31,    December 31,
     2018              2018              2018            2018              2018              2018            2018
-----------------------------------------------------------------------------------------------------------------------

      $332,687                 $--             $--        $670,315            $152,538        $932,739         $23,792

       366,707             323,370         129,345       1,317,567              43,480       1,922,333         643,454
       (34,020)           (323,370)       (129,345)       (647,252)            109,058        (989,594)       (619,662)

       473,483           1,264,794          40,993       7,383,293             (61,866)      4,531,072       3,002,414
    (2,286,726)         (5,608,443)     (1,755,094)    (22,841,217)           (228,149)    (24,012,941)    (10,233,356)
       457,140           3,260,360       1,186,865       6,251,962                  --       9,089,198       5,192,879
    (1,356,103)         (1,083,289)       (527,236)     (9,205,962)           (290,015)    (10,392,671)     (2,038,063)

   $(1,390,123)        $(1,406,659)      $(656,581)    $(9,853,214)          $(180,957)   $(11,382,265)    $(2,657,725)



PIMCO Variable Insurance Trust  Rydex Variable
          (continued)               Trust             State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
                                                                   Premier           Real            S&P
                                                                    Growth          Estate          500(R)
 Low Duration    Total Return                       Income          Equity        Securities        Index
 Portfolio --    Portfolio --                       V.I.S.          V.I.S.          V.I.S.          V.I.S.
Administrative  Administrative    NASDAQ --        Fund --         Fund --         Fund --         Fund --
 Class Shares    Class Shares    100(R) Fund    Class 1 Shares  Class 1 Shares  Class 1 Shares  Class 1 Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2018            2018            2018            2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------

      $838,395      $4,874,630             $--        $354,499         $39,658      $1,096,699      $2,491,431

       745,955       3,211,681          80,687         253,616         458,108         716,050       2,272,554
        92,440       1,662,949         (80,687)        100,883        (418,450)        380,649         218,877

      (275,603)     (2,827,887)        432,561         (90,545)      1,080,172      (1,175,007)     10,877,487
      (408,769)     (5,774,875)       (684,435)       (543,978)     (5,109,267)     (3,054,175)    (28,541,135)
            --       2,037,138         214,254              --       3,572,415         548,280       9,449,465
      (684,372)     (6,565,624)        (37,620)       (634,523)       (456,680)     (3,680,902)     (8,214,183)

     $(591,932)    $(4,902,675)      $(118,307)      $(533,640)      $(875,130)    $(3,300,253)    $(7,995,306)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)     Portfolios
                                         --------------------------------------------------------------- ----------------

                                           Small-Cap         Total           Total            U.S.            Alger
                                             Equity          Return          Return          Equity         Large Cap
                                             V.I.S.          V.I.S.          V.I.S.          V.I.S.           Growth
                                            Fund --         Fund --         Fund --         Fund --        Portfolio --
                                         Class 1 Shares  Class 1 Shares  Class 3 Shares  Class 1 Shares  Class I-2 Shares
                                         --------------  --------------  --------------  --------------  ----------------
                                           Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
                                          December 31,    December 31,    December 31,    December 31,     December 31,
                                              2018            2018            2018            2018             2018
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $--     $17,290,104      $9,883,046        $186,484               $--
Mortality and expense risk and
administrative charges (note 4a)                514,838      13,215,766      10,611,893         356,768           432,230
Net investment income (expense)                (514,838)      4,074,338        (728,847)       (170,284)         (432,230)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        724,347      12,732,046      15,553,068         780,546         1,563,183
Change in unrealized appreciation
(depreciation)                               (7,359,690)   (239,009,728)   (163,129,738)     (3,395,008)       (5,132,052)
Capital gain distributions                    4,013,077     159,884,782     104,312,914       1,915,201         4,601,589
Net realized and unrealized gain (loss)
on investments                               (2,622,266)    (66,392,900)    (43,263,756)       (699,261)        1,032,720

Increase (decrease) in net assets from
operations                                  $(3,137,104)   $(62,318,562)   $(43,992,603)      $(869,545)         $600,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   The Alger
   Portfolios                                                                                           Wells Fargo
  (continued)                                  The Prudential Series Fund                              Variable Trust
----------------------------------------------------------------------------------------------------------------------
                                                                                            SP
     Alger           Jennison                                              SP           Prudential      Wells Fargo
   Small Cap           20/20                            Natural       International    U.S. Emerging      VT Omega
     Growth            Focus          Jennison         Resources         Growth           Growth           Growth
  Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --       Fund --
Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares     Class 2
----------------------------------------------------------------------------------------------------------------------
   Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
      2018             2018             2018             2018             2018             2018             2018
----------------------------------------------------------------------------------------------------------------------

             $--              $--              $--              $--              $--              $--             $--

         300,962           93,564           89,816          587,092                9              279         123,070
        (300,962)         (93,564)         (89,816)        (587,092)              (9)            (279)       (123,070)

         510,941          519,319          412,707          (79,944)              64              381         206,865
        (632,555)        (769,924)        (404,187)      (6,820,702)             (94)          (1,770)       (914,057)
         754,262               --               --               --               --               --         821,699
         632,648         (250,605)           8,520       (6,900,646)             (30)          (1,389)        114,507

        $331,686        $(344,169)        $(81,296)     $(7,487,738)            $(39)         $(1,668)        $(8,563)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



                                                                               AB Variable Products Series Fund, Inc.
                                         --------------  --------------  ---------------------------------------------------
                                                                                    AB                        AB
                                                  Consolidated                Balanced Wealth           Global Thematic
                                                      Total                Strategy Portfolio --      Growth Portfolio --
                                                   (unaudited)                    Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2018            2017           2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $1,265,726     $(3,875,929)    $(21,251)       $(319)    $(69,479)    $(51,696)
Net realized gain (loss) on investments     132,754,040     134,157,658       56,788      (30,854)     554,019      203,077
Change in unrealized appreciation
(depreciation) on investments              (937,668,929)    435,316,978   (2,162,254)   1,876,473     (876,156)     952,642
Capital gain distribution                   450,704,511     147,536,972    1,033,969      126,002           --           --
Increase (decrease) in net assets from
operations                                 (352,944,652)    713,135,679   (1,092,748)   1,971,302     (391,616)   1,104,023

From capital transactions (note 4):
Net premiums                                 14,558,650      17,488,517        6,598       19,874        6,980          120
Death benefits                              (78,740,946)   (120,401,805)    (100,214)     (73,278)     (24,229)       4,461
Surrenders                                 (595,802,607)   (624,583,438)  (1,309,503)  (1,578,637)    (513,949)    (406,570)
Administrative expenses                     (21,910,104)    (22,691,160)    (103,761)    (106,744)     (16,028)     (16,846)
Transfers between subaccounts
(including fixed account), net               (2,662,214)      8,172,071     (506,118)    (524,762)  (2,124,590)   2,228,248
Increase (decrease) in net assets from
capital transactions                       (684,557,221)   (742,015,815)  (2,012,998)  (2,263,547)  (2,671,816)   1,809,413
Increase (decrease) in net assets        (1,037,501,873)    (28,880,136)  (3,105,746)    (292,245)  (3,063,432)   2,913,436
Net assets at beginning of year           5,578,421,465   5,607,301,601   15,309,240   15,601,485    5,051,372    2,137,936
Net assets at end of year                $4,540,919,592  $5,578,421,465  $12,203,494  $15,309,240   $1,987,940   $5,051,372

Change in units (note 5):
Units purchased                              51,358,636      57,514,127       35,383       25,018       11,601      136,930
Units redeemed                              (88,156,878)   (100,995,724)    (187,646)    (207,650)    (138,426)     (42,248)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (36,798,242)    (43,481,597)    (152,263)    (182,632)    (126,825)      94,682

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(357,812)     $(125,101)   $(201,596)   $(125,145)   $(368,317)   $(315,695)   $(214,196)    $(92,323)
  1,887,660      2,953,505      835,566    3,622,193      995,959      789,156      143,099     (305,147)
 (9,594,665)       153,131   (9,474,041)   7,032,431   (3,160,197)   3,682,992   (1,086,745)   2,036,054
  4,759,282      3,763,756           --           --    2,775,229    1,192,055      765,462           --
 (3,305,535)     6,745,291   (8,840,071)  10,529,479      242,674    5,348,508     (392,380)   1,638,584

     85,388         36,458       53,845       74,807      451,538      480,452      463,453       38,748
   (433,883)      (623,709)     (45,245)    (124,859)    (412,999)    (272,151)    (150,514)     (21,671)
 (3,499,481)    (4,262,541)  (4,037,887)  (5,625,385)  (1,738,233)  (1,869,212)    (885,065)    (669,272)
   (100,093)      (100,453)    (262,765)    (368,035)    (105,963)     (82,193)     (73,480)     (24,615)
  2,963,330         49,543    4,511,849  (39,899,627)     993,012      (71,892)   6,738,428      (43,430)
   (984,739)    (4,900,702)     219,797  (45,943,099)    (812,645)  (1,814,996)   6,092,822     (720,240)
 (4,290,274)     1,844,589   (8,620,274) (35,413,620)    (569,971)   3,533,512    5,700,442      918,344
 44,847,199     43,002,610   37,400,609   72,814,229   22,319,872   18,786,360    6,564,169    5,645,825
$40,556,925    $44,847,199  $28,780,335  $37,400,609  $21,749,901  $22,319,872  $12,264,611   $6,564,169

    286,296        210,792    1,118,776      369,881      170,019      122,883      356,386       50,004
   (327,946)      (436,938)  (1,016,326)  (6,691,625)    (220,778)    (243,070)     (91,945)     (86,839)
    (41,650)      (226,146)     102,450   (6,321,744)     (50,759)    (120,187)     264,441      (36,835)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(303,679)   $(172,411)
  1,043,040      443,287
 (2,439,276)     418,223
  1,239,126    1,526,786
   (460,789)   2,215,885

    526,963      182,199
    (88,423)    (132,667)
 (1,385,091)    (999,681)
    (88,830)     (44,376)
 (5,797,335)  14,400,719
 (6,832,716)  13,406,194
 (7,293,505)  15,622,079
 22,478,168    6,856,089
$15,184,663  $22,478,168

     80,443      864,141
   (432,720)    (112,236)
   (352,277)     751,905

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(83,572)    $(79,258)    $(51,925)   $(192,980)   $(720,437)   $(638,004)
Net realized gain (loss) on investments      500,560      279,258    1,354,027    6,555,646       56,105      731,816
Change in unrealized appreciation
(depreciation) on investments               (929,679)     511,408   (7,310,704)  (3,671,387) (18,119,672)   5,144,656
Capital gain distribution                    332,332      413,919    2,562,095    1,212,461    6,955,804    4,905,132
Increase (decrease) in net assets from
operations                                  (180,359)   1,125,327   (3,446,507)   3,903,740  (11,828,200)  10,143,600

From capital transactions (note 4):
Net premiums                                      --           --          398       63,132      181,787      203,841
Death benefits                                 2,881       (1,236)     (53,463)     (98,361)    (186,029)    (218,921)
Surrenders                                  (799,634)    (335,908)  (2,927,561)  (4,941,334) (10,724,674) (10,735,368)
Administrative expenses                      (19,907)     (17,700)    (120,829)    (265,741)    (873,996)    (779,928)
Transfers between subaccounts
(including fixed account), net               (12,108)      69,701     (866,603) (54,396,541)  24,513,436    5,385,983
Increase (decrease) in net assets from
capital transactions                        (828,768)    (285,143)  (3,968,058) (59,638,845)  12,910,524   (6,144,393)
Increase (decrease) in net assets         (1,009,127)     840,184   (7,414,565) (55,735,105)   1,082,324    3,999,207
Net assets at beginning of year            5,476,688    4,636,504   29,340,694   85,075,799   94,250,861   90,251,654
Net assets at end of year                 $4,467,561   $5,476,688  $21,926,129  $29,340,694  $95,333,185  $94,250,861

Change in units (note 5):
Units purchased                                5,289        7,972       57,065      208,023    2,298,933      866,805
Units redeemed                               (35,306)     (22,233)    (201,322)  (3,840,447)  (1,482,125)  (1,230,926)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (30,017)     (14,261)    (144,257)  (3,632,424)     816,808     (364,121)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------------------------------
         Invesco                   Invesco                   Invesco                   Invesco                   Invesco
     V.I. Equity and          V.I. Global Real           V.I. Government         V.I. International          V.I. Technology
     Income Fund --            Estate Fund --          Securities Fund --          Growth Fund --                Fund --
    Series II shares          Series II shares           Series I shares          Series II shares           Series I shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


    $12,199     $(88,101)     $4,125       $2,817         $33          $75        $46,746    $(161,223)     $(161)       $--
    385,215      415,575         208        3,766        (141)          (1)     1,270,099    1,460,137      3,984         --
 (3,568,996)   1,077,645     (25,469)      14,822          67          (13)    (9,860,811)   7,456,114     (2,252)        --
    889,187      392,210       2,792        4,013          --           --        332,892           --         --         --
 (2,282,395)   1,797,329     (18,344)      25,418         (41)          61     (8,211,074)   8,755,028      1,571         --

      8,228       17,893          --           --          80          240         86,881       61,333         --         --
    (63,874)     (41,759)       (265)      (3,118)         --           --        (52,369)     (86,410)        --         --
 (1,692,175)  (1,665,500)    (16,522)     (27,566)     (3,050)          --     (5,079,170)  (5,030,022)        --         --
   (141,536)    (134,047)       (350)        (400)         --           --       (370,485)    (349,818)        --         --
     64,458    1,075,602        (943)     (13,019)        243          364      2,921,860   11,523,627     31,127         --
 (1,824,899)    (747,811)    (18,080)     (44,103)     (2,727)         604     (2,493,283)   6,118,710     31,127         --
 (4,107,294)   1,049,518     (36,424)     (18,685)     (2,768)         665    (10,704,357)  14,873,738     32,698         --
 21,684,439   20,634,921     238,563      257,248       5,585        4,920     51,646,853   36,773,115         --         --
$17,577,145  $21,684,439    $202,139     $238,563      $2,817       $5,585    $40,942,496  $51,646,853    $32,698        $--

    176,203      156,277       2,063        1,685          19           35        708,580    1,477,047      7,800         --
   (291,676)    (203,323)     (3,394)      (4,666)       (180)          --       (888,373)    (872,437)    (3,286)        --

   (115,473)     (47,046)     (1,331)      (2,981)       (161)          35       (179,793)     604,610      4,514         --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance
                                          Funds (Invesco Variable
                                             Insurance Funds)          American Century             American Century
                                                (continued)        Variable Portfolios II, Inc. Variable Portfolios, Inc.
                                         ------------------------- ---------------------------- -------------------------

                                                  Invesco
                                                V.I. Value                    VP                           VP
                                           Opportunities Fund --     Inflation Protection            Income & Growth
                                             Series II shares          Fund -- Class II              Fund -- Class I
                                         ------------------------- ---------------------------- -------------------------
                                          Year ended   Year ended   Year ended     Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,   December 31,  December 31, December 31,
                                             2018         2017         2018           2017          2018         2017
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(79,061)    $(85,554)    $403,687       $324,631          $62       $2,842
Net realized gain (loss) on investments      (36,419)     (92,883)    (590,405)      (316,675)      40,500       35,220
Change in unrealized appreciation
(depreciation) on investments             (1,408,906)     969,564   (1,603,969)       726,409     (104,574)      53,781
Capital gain distribution                    514,647           --           --             --       42,990       17,429
Increase (decrease) in net assets from
operations                                (1,009,739)     791,127   (1,790,687)       734,365      (21,022)     109,272

From capital transactions (note 4):
Net premiums                                   1,604       35,107       66,835         46,438           --           --
Death benefits                                (2,057)     (16,159)     (53,672)      (113,267)        (398)      (8,098)
Surrenders                                  (629,690)    (582,320)  (4,192,686)    (4,449,527)     (35,249)     (69,222)
Administrative expenses                      (17,612)     (18,052)    (336,246)      (322,886)        (505)        (513)
Transfers between subaccounts
(including fixed account), net                (3,732)    (519,954)   5,078,034       (855,139)    (204,202)    (182,085)
Increase (decrease) in net assets from
capital transactions                        (651,487)  (1,101,378)     562,265     (5,694,381)    (240,354)    (259,918)
Increase (decrease) in net assets         (1,661,226)    (310,251)  (1,228,422)    (4,960,016)    (261,376)    (150,646)
Net assets at beginning of year            5,482,286    5,792,537   37,615,497     42,575,513      589,326      739,972
Net assets at end of year                 $3,821,060   $5,482,286  $36,387,075    $37,615,497     $327,950     $589,326

Change in units (note 5):
Units purchased                               12,816       18,668    1,005,959        319,934        3,312        1,948
Units redeemed                               (45,283)     (78,829)    (963,632)      (793,730)     (14,960)     (15,270)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (32,467)     (60,161)      42,327       (473,796)     (11,648)     (13,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




           American Century Variable Portfolios, Inc. (continued)                    BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      BlackRock                 BlackRock
                                                                                      Advantage                   Basic
           VP                                                                     U.S. Total Market               Value
      International              VP Ultra(R)                VP Value                V.I. Fund --              V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(3,101)     $(5,719)      $(714)       $(694)        $121         $132        $(4,915)    $(34,390)    $(90,271)   $(294,112)
    17,951       30,842       4,480        4,421        2,483        1,447         31,047      384,333      711,400    1,508,241
  (151,554)     127,547      (7,971)       6,149       (9,170)       3,072       (911,308)    (960,764)  (6,763,144)    (812,724)
    38,384           --       4,357        2,308            4           --        560,215    1,139,347    3,350,790    1,386,547
   (98,320)     152,670         152       12,184       (6,562)       4,651       (324,961)     528,526   (2,791,225)   1,787,952

        --           --          --           --           --           --         67,092       80,717       54,268       67,631
      (517)      (6,215)         --           --           --           --        (29,592)    (535,752)     (62,974)    (111,051)
   (44,554)     (57,377)     (2,430)      (2,741)      (5,046)      (2,929)      (306,558)    (412,946)  (3,578,735)  (4,588,814)
    (1,370)      (1,230)       (288)        (302)        (175)        (175)       (19,604)     (18,796)    (282,626)    (345,092)
    34,527       26,036      (1,866)     (10,647)         878          198       (158,878)    (562,168)  (1,311,045) (17,189,830)
   (11,914)     (38,786)     (4,584)     (13,690)      (4,343)      (2,906)      (447,540)  (1,448,945)  (5,181,112) (22,167,156)
  (110,234)     113,884      (4,432)      (1,506)     (10,905)       1,745       (772,501)    (920,419)  (7,972,337) (20,379,204)
   621,292      507,408      44,389       45,895       68,955       67,210      4,568,740    5,489,159   35,744,224   56,123,428
  $511,058     $621,292     $39,957      $44,389      $58,050      $68,955     $3,796,239   $4,568,740  $27,771,887  $35,744,224

     6,035       10,915         408           37           31            7         10,509       21,745      237,494      305,280
    (6,177)     (12,133)       (576)        (683)        (170)        (111)       (29,486)     (89,995)    (523,677)  (1,743,341)

      (142)      (1,218)       (168)        (646)        (139)        (104)       (18,977)     (68,250)    (286,183)  (1,438,061)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Columbia Funds Variable
                                           BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         ----------------------------------------------------- -------------------------
                                                                             BlackRock
                                                  BlackRock                  Large Cap
                                                   Global                      Focus                 CTIVP/SM/ --
                                                 Allocation                   Growth                 Loomis Sayles
                                                V.I. Fund --               V.I. Fund --             Growth Fund --
                                              Class III Shares           Class III Shares               Class 1
                                         --------------------------- ------------------------- -------------------------
                                          Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
                                         December 31,  December 31,  December 31, December 31, December 31, December 31,
                                             2018          2017          2018         2017         2018         2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)           $(2,605,102)  $(1,706,180)    $(83,783)    $(52,938)   $(881,508)   $(840,057)
Net realized gain (loss) on investments     2,944,861     2,108,688      162,756      117,033    7,791,681    2,354,943
Change in unrealized appreciation
(depreciation) on investments             (33,182,511)   27,565,058     (598,255)      74,788   (6,881,234)  12,269,071
Capital gain distribution                  10,272,259     3,154,966      536,743      661,700           --           --
Increase (decrease) in net assets from
operations                                (22,570,493)   31,122,532       17,461      800,583       28,939   13,783,957

From capital transactions (note 4):
Net premiums                                  202,504       213,770          495        7,240      106,897       46,530
Death benefits                               (873,197)   (1,232,399)     (32,001)    (100,421)     (31,020)     (61,803)
Surrenders                                (25,485,445)  (29,518,882)    (416,198)    (134,277)  (5,601,455)  (5,804,665)
Administrative expenses                    (1,993,575)   (2,121,892)     (18,905)      (9,691)    (413,557)    (372,039)
Transfers between subaccounts
(including fixed account), net            (10,555,429)   (8,840,468)   1,116,939      666,113  (20,318,621)  35,320,018
Increase (decrease) in net assets from
capital transactions                      (38,705,142)  (41,499,871)     650,330      428,964  (26,257,756)  29,128,041
Increase (decrease) in net assets         (61,275,635)  (10,377,339)     667,791    1,229,547  (26,228,817)  42,911,998
Net assets at beginning of year           274,505,700   284,883,039    4,129,636    2,900,089   63,498,608   20,586,610
Net assets at end of year                $213,230,065  $274,505,700   $4,797,427   $4,129,636  $37,269,791  $63,498,608

Change in units (note 5):
Units purchased                               781,945       551,881       60,806       46,532      431,772    4,098,302
Units redeemed                             (3,459,061)   (3,527,103)     (35,747)     (26,458)  (2,240,397)  (1,417,973)
Net increase (decrease) in units from
capital transactions with contract
owners                                     (2,677,116)   (2,975,222)      25,059       20,074   (1,808,625)   2,680,329

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

 Columbia Funds Variable      Deutsche DWS Variable
Series Trust II (continued)         Series I                    Deutsche DWS Variable Series II
----------------------------------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                     DWS                       DWS                       DWS
      Overseas Core                  Capital                  CROCI(R)                Small Mid Cap
         Fund --                  Growth VIP --              U.S. VIP --              Value VIP --
         Class 2                 Class B Shares            Class B Shares            Class B Shares
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017          2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $144,421       $44,142       $(106)        $(93)        $161        $(319)        $(79)       $(168)
    381,739       294,450          65           42          803        1,486           99        1,955
 (3,299,700)    3,185,521      (1,246)       1,318      (10,337)       7,946       (4,153)      (1,055)
         --            --         958          694        3,476           --        2,059          284
 (2,773,540)    3,524,113        (329)       1,961       (5,897)       9,113       (2,074)       1,016

      3,308         2,990          --           --           --           --           --           --
      3,478        (7,186)         --           --           --           --           --           --
 (1,723,708)   (2,025,459)         --           --       (1,899)        (766)        (477)       1,503
    (49,475)      (50,322)        (28)         (24)         (33)          91          (23)         155
      6,749      (237,375)        (71)         (36)       1,327      (11,444)         540      (11,235)
 (1,759,648)   (2,317,352)        (99)         (60)        (605)     (12,119)          40       (9,577)
 (4,533,188)    1,206,761        (428)       1,901       (6,502)      (3,006)      (2,034)      (8,561)
 16,657,289    15,450,528      10,067        8,166       49,930       52,936       11,996       20,557
$12,124,101   $16,657,289      $9,639      $10,067      $43,428      $49,930       $9,962      $11,996

    107,066       112,241          --           --          345           55           50           34
   (259,046)     (332,840)         (5)          (3)        (371)      (1,029)         (46)        (309)
   (151,980)     (220,599)         (5)          (3)         (26)        (974)           4         (275)

         Dreyfus
-------------------------

         Dreyfus
  Investment Portfolios
      MidCap Stock
      Portfolio --
     Initial Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $(950)        $(417)
    1,229         1,505
  (30,641)       11,000
   12,456         1,655
  (17,906)       13,743

       --            --
       --            --
   (5,012)       (5,138)
     (720)         (714)
       (2)            1
   (5,734)       (5,851)
  (23,640)        7,892
  111,992       104,100
  $88,352      $111,992

       --            --
     (173)         (187)
     (173)         (187)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus (continued)                 Eaton Vance Variable Trust
                                         --------------------------------------------------- -------------------------
                                                  Dreyfus                 The Dreyfus
                                            Variable Investment        Sustainable U.S.                 VT
                                            Fund -- Government     Equity Portfolio, Inc. --       Floating-Rate
                                          Money Market Portfolio        Initial Shares              Income Fund
                                         ------------------------- ------------------------- -------------------------

                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(2,808)   $(10,069)      $13,956     $(23,673)  $1,108,278      $775,333
Net realized gain (loss) on investments           --          --        15,229       28,177       74,762        83,330
Change in unrealized appreciation
(depreciation) on investments                     --          --    (1,579,490)     368,997   (2,290,816)      (41,051)
Capital gain distribution                         --          --     1,186,313      394,652           --            --
Increase (decrease) in net assets from
operations                                    (2,808)    (10,069)     (363,992)     768,153   (1,107,776)      817,612

From capital transactions (note 4):
Net premiums                                      --          --            --          203      243,042       860,830
Death benefits                              (371,260)   (508,009)           --        3,460      (63,553)     (380,812)
Surrenders                                  (465,352)   (303,433)      (90,237)     (47,478)  (4,481,465)   (3,720,499)
Administrative expenses                       (1,775)       (823)      (26,390)     (23,060)    (373,286)     (299,793)
Transfers between subaccounts
(including fixed account), net               946,029   1,123,523         2,555       (6,862)  13,924,826     4,675,246
Increase (decrease) in net assets from
capital transactions                         107,642     311,258      (114,072)     (73,737)   9,249,564     1,134,972
Increase (decrease) in net assets            104,834     301,189      (478,064)     694,416    8,141,788     1,952,584
Net assets at beginning of year              986,647     685,458     6,375,377    5,680,961   47,028,462    45,075,878
Net assets at end of year                 $1,091,481    $986,647    $5,897,313   $6,375,377  $55,170,250   $47,028,462

Change in units (note 5):
Units purchased                              145,659     182,329         1,051          100    2,112,318       741,456
Units redeemed                              (134,451)   (149,399)       (9,913)      (6,185)  (1,356,192)     (641,621)
Net increase (decrease) in units from
capital transactions with contract
owners                                        11,208      32,930        (8,862)      (6,085)     756,126        99,835

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
        Federated                 Federated                 Federated                 Federated                 Federated
       High Income               High Income                Kaufmann              Managed Tail Risk        Managed Volatility
     Bond Fund II --           Bond Fund II --             Fund II --                Fund II --                Fund II --
     Primary Shares            Service Shares            Service Shares            Primary Shares            Primary Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Period from
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended  January 1 to  Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,  August 17,  December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $694,911     $629,243     $766,343     $738,207    $(302,728)   $(287,010)    $119,869       $9,873      $53,661     $146,153
   (113,844)      31,945      (73,395)      54,399      892,856      452,975     (694,390)    (144,286)      56,054       54,941
 (1,039,799)     (24,919)  (1,253,412)     (90,227)  (1,401,812)   2,058,351      513,322      598,990   (1,062,153)     665,679
         --           --           --           --    1,462,648    2,087,781           --           --           --           --
   (458,732)     636,269     (560,464)     702,379      650,964    4,312,097      (61,199)     464,577     (952,438)     866,773

        360        2,875       11,884       33,899        3,621        5,580          152        7,167          468          360
   (249,874)    (309,208)        (980)     (23,082)      27,623       (9,668)     (34,710)    (160,862)     (48,346)     (83,169)
 (1,293,506)  (1,562,315)  (1,484,424)  (1,178,745)  (2,266,919)  (1,658,871)    (428,226)    (503,979)    (951,698)    (567,163)
    (14,288)     (16,000)     (36,335)     (45,280)     (80,572)     (78,222)      (5,463)      (8,398)      (9,965)      (8,838)
   (708,304)     420,211     (570,532)    (841,078)    (748,837)  (1,312,145)  (4,528,099)     (24,936)   4,814,311     (122,211)
 (2,265,612)  (1,464,437)  (2,080,387)  (2,054,286)  (3,065,084)  (3,053,326)  (4,996,346)    (691,008)   3,804,770     (781,021)
 (2,724,344)    (828,168)  (2,640,851)  (1,351,907)  (2,414,120)   1,258,771   (5,057,545)    (226,431)   2,852,332       85,752
 11,433,023   12,261,191   13,105,304   14,457,211   18,971,964   17,713,193    5,057,545    5,283,976    5,716,967    5,631,215
 $8,708,679  $11,433,023  $10,464,453  $13,105,304  $16,557,844  $18,971,964          $--   $5,057,545   $8,569,299   $5,716,967

      7,816       26,219       13,110       30,199       23,001        7,870        4,541       15,627      235,462        4,467
    (88,287)     (72,244)    (105,045)    (119,531)    (105,378)    (112,441)    (439,089)     (77,361)     (67,937)     (41,930)

    (80,471)     (46,025)     (91,935)     (89,332)     (82,377)    (104,571)    (434,548)     (61,734)     167,525      (37,463)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Fidelity(R) Variable Insurance Products Fund
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                             Asset Manager/SM/         Asset Manager/SM              Balanced
                                               Portfolio --              /Portfolio --             Portfolio --
                                               Initial Class            Service Class 2           Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $167,046     $271,362     $(26,913)    $(21,524)   $(408,979)   $(418,316)
Net realized gain (loss) on investments       30,007       98,303        1,105      (14,473)   1,816,145    1,656,279
Change in unrealized appreciation
(depreciation) on investments             (4,161,857)     (32,575)    (574,028)     (57,852)  (8,495,996)   6,000,747
Capital gain distribution                  1,387,996    5,017,973      194,956      836,573    3,436,112    1,786,068
Increase (decrease) in net assets from
operations                                (2,576,808)   5,355,063     (404,880)     742,724   (3,652,718)   9,024,778

From capital transactions (note 4):
Net premiums                                  34,817       86,999       12,636          408      355,579       61,880
Death benefits                              (409,667)    (879,039)     (20,551)          --     (207,041)      77,308
Surrenders                                (4,272,713)  (4,180,102)    (494,904)  (1,053,708)  (6,847,398)  (6,155,516)
Administrative expenses                      (34,337)     (38,371)     (11,207)     (11,108)    (340,261)    (354,530)
Transfers between subaccounts
(including fixed account), net              (300,078)    (776,107)    (214,898)  (1,160,658)    (730,905)  (1,020,103)
Increase (decrease) in net assets from
capital transactions                      (4,981,978)  (5,786,620)    (728,924)  (2,225,066)  (7,770,026)  (7,390,961)
Increase (decrease) in net assets         (7,558,786)    (431,557)  (1,133,804)  (1,482,342) (11,422,744)   1,633,817
Net assets at beginning of year           44,319,272   44,750,829    6,060,089    7,542,431   68,641,541   67,007,724
Net assets at end of year                $36,760,486  $44,319,272   $4,926,285   $6,060,089  $57,218,797  $68,641,541

Change in units (note 5):
Units purchased                               19,899        9,943       11,946       25,523      330,001      352,190
Units redeemed                              (123,000)    (143,408)     (56,890)    (166,466)    (780,923)    (809,022)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (103,101)    (133,465)     (44,944)    (140,943)    (450,922)    (456,832)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                                                 VIP
           VIP                        VIP                  Dynamic Capital                 VIP
      Contrafund(R)              Contrafund(R)              Appreciation              Equity-Income
       Portfolio --               Portfolio --              Portfolio --              Portfolio --
      Initial Class             Service Class 2            Service Class 2            Initial Class
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended    Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31,  December 31, December 31,  December 31, December 31, December 31, December 31,
    2018         2017          2018         2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(778,075)    $(480,684) $(1,522,053)  $(1,175,391)    $(27,370)    $(21,826)    $618,609     $245,148
  3,894,585     5,271,110   10,245,894     5,532,883      142,997       86,529      820,275    1,059,403
(19,011,710)    9,014,818  (27,527,175)   13,474,659     (453,751)     249,855  (12,275,710)   5,943,354
  9,037,248     5,653,190   12,185,195     7,290,931      218,500      159,055    3,704,720    1,748,239
 (6,857,952)   19,458,434   (6,618,139)   25,123,082     (119,624)     473,613   (7,132,106)   8,996,144

     42,295        85,654      810,459     1,305,085          550          550      107,503      139,946
   (820,544)   (2,056,435)    (283,222)     (402,109)        (612)        (546)  (1,113,489)  (1,185,539)
(10,544,885)  (12,480,284) (13,443,374)  (12,838,916)    (239,352)    (215,221)  (8,402,992)  (9,744,727)
   (120,444)     (131,147)    (700,592)     (776,657)      (6,741)      (8,243)     (77,970)     (86,274)
 (1,059,215)   (3,253,482) (32,558,947)   14,801,442     (367,036)    (146,004)    (413,253)  (1,053,446)
(12,502,793)  (17,835,694) (46,175,676)    2,088,845     (613,191)    (369,464)  (9,900,201) (11,930,040)
(19,360,745)    1,622,740  (52,793,815)   27,211,927     (732,815)     104,149  (17,032,307)  (2,933,896)
106,145,949   104,523,209  149,150,044   121,938,117    2,465,878    2,361,729   83,585,957   86,519,853
$86,785,204  $106,145,949  $96,356,229  $149,150,044   $1,733,063   $2,465,878  $66,553,650  $83,585,957

     56,861        57,033      551,682     1,605,935        4,825        1,328       30,076       36,888
   (300,455)     (449,907)  (2,551,533)   (1,262,887)     (24,322)     (14,712)    (210,854)    (296,843)
   (243,594)     (392,874)  (1,999,851)      343,048      (19,497)     (13,384)    (180,778)    (259,955)

--------------------------

           VIP
      Equity-Income
      Portfolio --
     Service Class 2
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


   $237,660     $(12,050)
    820,838      964,680
(11,446,611)   5,448,613
  3,469,438    1,275,369
 (6,918,675)   7,676,612

    108,465      132,179
   (177,833)    (549,651)
 (6,987,117)  (6,446,849)
   (414,089)    (353,097)
 (2,085,797)  24,930,153
 (9,556,371)  17,712,735
(16,475,046)  25,389,347
 77,518,219   52,128,872
$61,043,173  $77,518,219

    426,373    2,092,152
   (925,848)    (742,874)
   (499,475)   1,349,278

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        VIP
                                                    VIP                       VIP                     Growth
                                              Growth & Income           Growth & Income            Opportunities
                                               Portfolio --              Portfolio --              Portfolio --
                                               Initial Class            Service Class 2            Initial Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(220,601)    $(39,320)   $(265,051)    $(92,037)   $(147,890)   $(111,583)
Net realized gain (loss) on investments      927,904      997,758      969,894      873,126      885,473      604,602
Change in unrealized appreciation
(depreciation) on investments             (3,857,744)   1,477,534   (3,705,644)   1,336,341     (254,069)     946,810
Capital gain distribution                  1,203,098      502,950    1,056,008      448,819      625,253    1,256,491
Increase (decrease) in net assets from
operations                                (1,947,343)   2,938,922   (1,944,793)   2,566,249    1,108,767    2,696,320

From capital transactions (note 4):
Net premiums                                     800        2,475       49,620       57,389        1,971       68,810
Death benefits                              (287,100)    (223,320)     (67,813)      (4,554)     (38,381)    (131,495)
Surrenders                                (1,945,662)  (2,078,591)  (2,363,675)  (1,476,714)  (1,166,148)  (1,023,289)
Administrative expenses                      (30,472)     (32,307)     (63,193)     (60,019)     (12,710)     (12,471)
Transfers between subaccounts
(including fixed account), net               101,214     (224,888)  (1,893,655)  (1,699,016)     297,646       38,321
Increase (decrease) in net assets from
capital transactions                      (2,161,220)  (2,556,631)  (4,338,716)  (3,182,914)    (917,622)  (1,060,124)
Increase (decrease) in net assets         (4,108,563)     382,291   (6,283,509)    (616,665)     191,145    1,636,196
Net assets at beginning of year           21,216,165   20,833,874   18,985,535   19,602,200   10,237,279    8,601,083
Net assets at end of year                $17,107,602  $21,216,165  $12,702,026  $18,985,535  $10,428,424  $10,237,279

Change in units (note 5):
Units purchased                               26,954       24,842      235,304       69,100       63,464       31,659
Units redeemed                              (110,733)    (132,914)    (480,353)    (256,895)     (93,671)     (80,867)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (83,779)    (108,072)    (245,049)    (187,795)     (30,207)     (49,208)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                                                                            VIP
         Growth                       VIP                       VIP                    Investment
      Opportunities                 Growth                    Growth                   Grade Bond
      Portfolio --               Portfolio --              Portfolio --               Portfolio --
     Service Class 2             Initial Class            Service Class 2           Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(68,728)     $(57,491)   $(719,194)   $(677,191)   $(325,675)   $(269,990)    $189,144      $547,329
    203,438        91,748    3,700,028    3,967,887    1,082,722    1,211,803   (2,221,583)     (450,784)
    (76,850)      514,295  (12,118,407)   9,302,913   (4,002,479)   2,722,801   (1,784,533)    2,167,226
    244,594       572,056    8,924,979    4,289,384    3,013,336    1,266,200      744,429       615,806
    302,454     1,120,608     (212,594)  16,882,993     (232,096)   4,930,814   (3,072,543)    2,879,577

      1,070         7,619       43,603       33,866      108,113       78,294      199,648       263,884
      1,060      (333,627)    (419,616)    (708,416)    (128,215)    (447,595)    (140,254)     (326,553)
   (368,219)     (350,628)  (7,018,036)  (6,584,668)  (2,165,308)  (1,971,799) (11,790,333)  (14,925,390)
    (26,917)      (23,890)     (61,030)     (61,433)     (72,207)     (55,021)    (930,216)   (1,098,409)
  3,245,570      (546,006)    (504,485)    (670,935)    (202,458)   3,628,324  (29,935,221)   (2,373,404)
  2,852,564    (1,246,532)  (7,959,564)  (7,991,586)  (2,460,075)   1,232,203  (42,596,376)  (18,459,872)
  3,155,018      (125,924)  (8,172,158)   8,891,407   (2,692,171)   6,163,017  (45,668,919)  (15,580,295)
  3,876,574     4,002,498   62,495,703   53,604,296   21,409,441   15,246,424  121,545,311   137,125,606
 $7,031,592    $3,876,574  $54,323,545  $62,495,703  $18,717,270  $21,409,441  $75,876,392  $121,545,311

    160,765         7,245       43,763       35,519       89,661      249,115    1,064,069       957,509
    (44,912)      (72,701)    (185,489)    (221,658)    (213,312)    (237,227)  (4,492,682)   (2,401,367)
    115,853       (65,456)    (141,726)    (186,139)    (123,651)      11,888   (3,428,613)   (1,443,858)

--------------------------

           VIP
         Mid Cap
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


     $(13)         $(5)
      447           30
   (3,050)       1,640
    1,108          527
   (1,508)       2,192

       80          240
       --           --
   (2,939)          --
       --           --
     (108)        (133)
   (2,967)         107
   (4,475)       2,299
   13,289       10,990
   $8,814      $13,289

        2            6
      (61)          (3)
      (59)           3

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------

                                     VIP                        VIP                       VIP
                                   Mid Cap                   Overseas              Value Strategies
                                 Portfolio --              Portfolio --              Portfolio --
                               Service Class 2             Initial Class            Service Class 2
                          -------------------------- ------------------------- -------------------------
                           Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
                          December 31, December 31,  December 31, December 31, December 31, December 31,
                              2018         2017          2018         2017         2018         2017
--------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                 $(1,465,943)  $(1,492,205)     $20,348       $7,376     $(20,481)     $(7,593)
Net realized gain (loss)
on investments              3,075,326     3,510,520      621,430      521,065       23,535       74,076
Change in unrealized
appreciation
(depreciation)
on investments            (30,139,403)   14,009,816   (3,213,278)   3,667,489     (574,262)    (295,632)
Capital gain distribution  10,860,719     6,328,394           --       15,545      110,093      655,723
Increase (decrease) in
net assets from
operations                (17,669,301)   22,356,525   (2,571,500)   4,211,475     (461,115)     426,574

From capital
transactions (note 4):
Net premiums                  190,439       755,608       63,307        6,131           --          122
Death benefits               (605,492)     (906,813)    (139,410)    (419,103)      (6,738)      (6,574)
Surrenders                (12,918,175)  (13,955,470)  (1,749,625)  (1,795,425)     (96,839)    (272,815)
Administrative expenses      (625,209)     (680,871)     (20,494)     (21,654)      (6,899)      (7,522)
Transfers between
subaccounts (including
fixed account), net        (3,178,596)  (12,193,815)      89,103      230,115      (57,063)    (223,441)
Increase (decrease) in
net assets from capital
transactions              (17,137,033)  (26,981,361)  (1,757,119)  (1,999,936)    (167,539)    (510,230)
Increase (decrease) in
net assets                (34,806,334)   (4,624,836)  (4,328,619)   2,211,539     (628,654)     (83,656)
Net assets at beginning
of year                   129,568,377   134,193,213   17,614,494   15,402,955    2,609,129    2,692,785
Net assets at end of year $94,762,043  $129,568,377  $13,285,875  $17,614,494   $1,980,475   $2,609,129

Change in units (note 5):
Units purchased               508,765       280,057       30,358       39,644        9,517        5,765
Units redeemed               (987,834)   (1,230,162)     (94,434)    (111,988)     (16,874)     (30,362)
Net increase (decrease)
in units from capital
transactions with
contract owners              (479,069)     (950,105)     (64,076)     (72,344)      (7,357)     (24,597)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------
        Franklin                                              Franklin
     Founding Funds                Franklin                   Large Cap                 Franklin
       Allocation                   Income                     Growth                 Mutual Shares
       VIP Fund --                VIP Fund --                VIP Fund --               VIP Fund --
     Class 2 Shares             Class 2 Shares             Class 2 Shares            Class 2 Shares
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2018         2017         2018          2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $715,415     $551,008    $7,714,518    $6,770,182     $(2,816)     $(1,567)     $109,344     $109,362
   (320,027)    (183,017)    2,723,078     2,693,829       3,736        4,445       434,049      462,665
 (8,777,795)   3,495,190   (26,254,304)   13,213,794     (18,700)      23,700    (2,460,891)    (169,534)
  1,505,639    2,939,896            --            --      14,339       13,843       519,534      648,153
 (6,876,768)   6,803,077   (15,816,708)   22,677,805      (3,441)      40,421    (1,397,964)   1,050,646

        396       62,383       593,860       153,634          --           --        44,369       58,230
    (81,449)    (453,526)     (846,648)   (1,227,358)         --           --       (90,200)     (65,891)
 (7,497,433)  (7,277,680)  (29,176,978)  (34,615,865)    (11,106)     (11,014)   (1,417,604)  (1,101,492)
   (455,124)    (481,582)   (1,169,743)   (1,211,176)       (801)        (428)      (74,825)     (78,152)
 (2,134,529)  (2,323,368)  (17,150,974)   (9,284,928)       (685)     (21,349)     (875,132)    (562,687)
(10,168,139) (10,473,773)  (47,750,483)  (46,185,693)    (12,592)     (32,791)   (2,413,392)  (1,749,992)
(17,044,907)  (3,670,696)  (63,567,191)  (23,507,888)    (16,033)       7,630    (3,811,356)    (699,346)
 70,021,184   73,691,880   298,895,674   322,403,562     176,092      168,462    15,618,185   16,317,531
$52,976,277  $70,021,184  $235,328,483  $298,895,674    $160,059     $176,092   $11,806,829  $15,618,185

    246,840      281,075       589,029       714,387         135           34        37,561       35,128
 (1,042,611)  (1,129,671)   (3,626,273)   (3,719,433)       (593)      (1,545)     (160,407)    (127,795)

   (795,771)    (848,596)   (3,037,244)   (3,005,046)       (458)      (1,511)     (122,846)     (92,667)

--------------------------

        Templeton
         Foreign
       VIP Fund --
     Class 1 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $96,892      $92,594
     21,418       27,490
 (1,261,325)     911,438
         --           --
 (1,143,015)   1,031,522

      3,725        3,395
    (42,380)    (129,549)
 (1,139,251)  (1,136,063)
    (12,624)     (12,839)
    380,278      293,024
   (810,252)    (982,032)
 (1,953,267)      49,490
  7,352,595    7,303,105
 $5,399,328   $7,352,595

     47,604       31,558
   (102,104)     (96,456)

    (54,500)     (64,898)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                 Global Bond                 Growth
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 2 Shares            Class 1 Shares            Class 2 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $5,382        3,421      (75,425)     (85,021)       59,821        5,890
Net realized gain (loss) on investments       3,229       19,505      (20,840)     (45,336)      195,546      251,449
Change in unrealized appreciation
(depreciation) on investments              (121,160)      88,903      144,549      180,925    (2,695,737)   1,412,343
Capital gain distribution                        --           --           --       20,084       943,778           --
Increase (decrease) in net assets from
operations                                 (112,549)     111,829       48,284       70,652    (1,496,592)   1,669,682

From capital transactions (note 4):
Net premiums                                     --           --          720       18,463        34,657       90,857
Death benefits                                 (532)      (6,574)     (38,640)    (104,342)       18,439      (18,941)
Surrenders                                  (44,365)     (86,509)    (298,887)    (790,958)   (1,053,361)    (761,225)
Administrative expenses                      (1,385)      (1,241)      (8,605)      (9,920)      (54,575)     (55,199)
Transfers between subaccounts
(including fixed account), net               38,486     (370,650)    (111,660)     (34,665)   (1,649,861)   1,834,074
Increase (decrease) in net assets from
capital transactions                         (7,796)    (464,974)    (457,072)    (921,422)   (2,704,701)   1,089,566
Increase (decrease) in net assets          (120,345)    (353,145)    (408,788)    (850,770)   (4,201,293)   2,759,248
Net assets at beginning of year             681,794    1,034,939    5,797,092    6,647,862    11,557,542    8,798,294
Net assets at end of year                  $561,449      681,794    5,388,304    5,797,092     7,356,249   11,557,542

Change in units (note 5):
Units purchased                               7,000        6,160       11,274       23,722       106,409      231,424
Units redeemed                               (7,156)     (39,990)     (36,276)     (73,270)     (312,347)    (136,612)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (156)     (33,830)     (25,002)     (49,548)     (205,938)      94,812

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                    Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------
       Goldman Sachs                Goldman Sachs             Goldman Sachs
     Government Money                 Large Cap                  Mid Cap
      Market Fund --                Value Fund --             Value Fund --
      Service Shares            Institutional Shares      Institutional Shares
----------------------------------------------------------------------------------
 Year ended      Year ended    Year ended   Year ended   Year ended   Year ended
December 31,    December 31,  December 31, December 31, December 31, December 31,
    2018            2017          2018         2017         2018         2017
----------------------------------------------------------------------------------


   $(139,040)    $(1,392,501)    $(15,643)     $10,029     $(85,726)   $(411,457)
          --              --     (227,028)     (30,095)     674,811    1,143,437
          --              --     (709,378)    (620,050)  (8,768,742)   1,052,214
          --              --      344,499    1,214,491    4,142,802    2,171,291
    (139,040)     (1,392,501)    (607,550)     574,375   (4,036,855)   3,955,485

     192,155         165,769           --        2,175        1,510      380,562
 (57,185,225)    (86,352,964)     (92,507)    (102,988)    (376,411)    (297,862)
 (46,655,320)    (49,651,362)    (825,572)    (808,346)  (3,955,884)  (4,708,444)
    (308,277)       (320,619)     (10,203)     (12,086)     (61,369)     (95,600)
 106,050,214     129,524,722      (57,388)     (37,587)  (1,522,928) (11,261,087)
   2,093,547      (6,634,454)    (985,670)    (958,832)  (5,915,082) (15,982,431)
   1,954,507      (8,026,955)  (1,593,220)    (384,457)  (9,951,937) (12,026,946)
 124,948,610     132,975,565    7,079,700    7,464,157   39,934,262   51,961,208
$126,903,117    $124,948,610   $5,486,480   $7,079,700  $29,982,325  $39,934,262

  17,870,031      19,596,963       19,954       15,158       12,564       54,294
 (17,648,093)    (20,303,837)     (74,493)     (70,140)    (173,270)    (683,925)
     221,938        (706,874)     (54,539)     (54,982)    (160,706)    (629,631)

             JPMorgan Insurance Trust
---------------------------------------------------
        JPMorgan                  JPMorgan
     Insurance Trust           Insurance Trust
        Core Bond               Mid Cap Value
  Portfolio -- Class 1      Portfolio -- Class 1
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2018         2017         2018         2017
---------------------------------------------------


    $21,624      $25,249     $(3,288)     $(1,867)
    (52,967)     (14,160)      3,528        9,475
    (41,694)      52,481     (55,547)       5,550
      5,364           --       4,604       13,603
    (67,673)      63,570     (50,703)      26,761

         --           --          --           --
     (3,275)     (43,427)       (396)      (2,278)
   (287,463)    (340,060)    (21,412)     (20,725)
     (4,814)      (6,322)       (573)        (429)
   (384,205)     (35,020)    109,941      196,965
   (679,757)    (424,829)     87,560      173,533
   (747,430)    (361,259)     36,857      200,294
  3,406,373    3,767,632     294,972       94,678
 $2,658,943   $3,406,373    $331,829     $294,972

     26,118       29,041       8,855       16,776
    (77,256)     (59,689)     (3,184)      (4,693)
    (51,138)     (30,648)      5,671       12,083

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                JPMorgan Insurance Trust (continued)            Janus Aspen Series
                                         --------------------------------------------------- -------------------------

                                                 JPMorgan                  JPMorgan                    Janus
                                              Insurance Trust           Insurance Trust              Henderson
                                              Small Cap Core              U.S. Equity          Balanced Portfolio --
                                           Portfolio -- Class 1      Portfolio -- Class 1      Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(2,297)     $(3,443)     $(14,698)    $(11,519)    $497,741     $117,787
Net realized gain (loss) on investments      34,228       16,423        66,733      100,473    3,159,139    2,439,512
Change in unrealized appreciation
(depreciation) on investments               (48,958)      13,006      (297,146)     116,687   (5,813,102)   8,532,626
Capital gain distribution                    12,748        1,562       127,399       11,652    1,939,579      146,950
Increase (decrease) in net assets from
operations                                   (4,279)      27,548      (117,712)     217,293     (216,643)  11,236,875

From capital transactions (note 4):
Net premiums                                     --           --            --           --        2,806        5,716
Death benefits                                 (127)      (3,230)       (1,869)     (16,209)    (669,863)  (1,255,222)
Surrenders                                  (12,418)     (28,407)     (102,475)    (139,378)  (8,800,430)  (8,664,498)
Administrative expenses                        (165)        (211)       (1,902)      (1,847)     (89,040)     (97,385)
Transfers between subaccounts
(including fixed account), net              (98,298)     (18,934)      392,383     (127,049)      42,484     (169,826)
Increase (decrease) in net assets from
capital transactions                       (111,008)     (50,782)      286,137     (284,483)  (9,514,043) (10,181,215)
Increase (decrease) in net assets          (115,287)     (23,234)      168,425      (67,190)  (9,730,686)   1,055,660
Net assets at beginning of year             208,081      231,315     1,128,618    1,195,808   72,838,723   71,783,063
Net assets at end of year                  $ 92,794     $208,081    $1,297,043   $1,128,618  $63,108,037  $72,838,723

Change in units (note 5):
Units purchased                               1,694        1,663        23,296        2,090       76,490       38,403
Units redeemed                               (7,224)      (4,003)      (11,534)     (14,758)    (289,499)    (316,023)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,530)      (2,340)       11,762      (12,668)    (213,009)    (277,620)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------
                                                                                           Janus
          Janus                        Janus                     Janus                   Henderson
        Henderson                    Henderson                 Henderson               Flexible Bond
  Balanced Portfolio --       Enterprise Portfolio --   Enterprise Portfolio --        Portfolio --
      Service Shares           Institutional Shares         Service Shares         Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended     Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017          2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------------------------------------


    $(9,920)      $(432,932)   $(571,616)   $(381,772)    $(79,765)    $(52,629)    $161,087     $169,182
  4,593,136       3,184,487    3,729,475    3,463,502      293,264      287,130     (194,443)    (150,802)
 (8,321,339)     12,735,340   (5,733,086)   4,906,631     (559,124)     609,565     (246,001)     265,123
  2,726,490         203,380    2,247,583    2,779,409      277,844      327,771           --           --
 (1,011,633)     15,690,275     (327,644)  10,767,770      (67,781)   1,171,837     (279,357)     283,503

    247,295         234,121       14,951        8,793        1,203        1,287       20,211        1,980
   (355,605)       (139,802)    (639,101)    (988,315)      26,613      (58,741)     (58,079)    (234,543)
(11,145,747)    (10,652,017)  (5,631,905)  (5,717,150)    (613,748)    (357,883)  (2,284,610)  (1,574,688)
   (468,730)       (457,795)     (61,849)     (64,587)      (9,827)      (9,080)     (16,521)     (18,196)
 (1,829,408)       (511,254)    (581,061)    (689,446)      70,445      (32,829)     395,599   (1,683,153)
(13,552,195)    (11,526,747)  (6,898,965)  (7,450,705)    (525,314)    (457,246)  (1,943,400)  (3,508,600)
(14,563,828)      4,163,528   (7,226,609)   3,317,065     (593,095)     714,591   (2,222,757)  (3,225,097)
107,672,020     103,508,492   48,550,150   45,233,085    5,538,191    4,823,600   11,653,129   14,878,226
$93,108,192    $107,672,020  $41,323,541  $48,550,150   $4,945,096   $5,538,191   $9,430,372  $11,653,129

    334,985         317,058       29,048       26,164        9,395       24,878       46,700       29,691
   (971,382)       (925,655)    (149,919)    (186,172)     (43,658)     (57,918)    (126,638)    (163,701)
   (636,397)       (608,597)    (120,871)    (160,008)     (34,263)     (33,040)     (79,938)    (134,010)

--------------------------

          Janus
        Henderson
   Forty Portfolio --
  Institutional Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(115,542)   $(513,090)
    975,810      717,126
 (4,916,888)   6,556,257
  4,554,060    1,870,160
    497,440    8,630,453

      4,327        6,032
   (127,927)    (917,348)
 (3,584,933)  (3,983,932)
    (49,139)     (50,019)
   (689,599)    (479,196)
 (4,447,271)  (5,424,463)
 (3,949,831)   3,205,990
 35,582,026   32,376,036
$31,632,195  $35,582,026

     24,907       30,883
   (121,008)    (171,262)
    (96,101)    (140,379)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                                             Janus                     Janus
                                                   Janus                   Henderson                 Henderson
                                                 Henderson              Global Research           Global Research
                                            Forty Portfolio --           Portfolio --              Portfolio --
                                              Service Shares         Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(42,305)   $(335,849)   $(121,925)   $(248,616)    $(21,592)    $(30,810)
Net realized gain (loss) on investments      289,076      191,593    2,644,152    2,415,529      355,728      261,371
Change in unrealized appreciation
(depreciation) on investments             (1,776,114)   5,144,342   (5,553,141)   7,424,646     (582,087)     558,030
Capital gain distribution                  1,729,486      726,213           --           --           --           --
Increase (decrease) in net assets from
operations                                   200,143    5,726,299   (3,030,914)   9,591,559     (247,951)     788,591

From capital transactions (note 4):
Net premiums                                  10,630       37,524        9,356       17,346          575        1,168
Death benefits                               (67,166)    (153,130)    (263,621)    (841,092)     (12,673)     (70,551)
Surrenders                                (1,424,692)  (2,399,414)  (4,914,935)  (4,285,848)    (624,430)    (457,580)
Administrative expenses                      (44,087)    (111,350)     (42,722)     (47,569)      (5,665)      (5,504)
Transfers between subaccounts
(including fixed account), net              (484,339) (27,246,315)    (322,535)    (764,830)     (87,875)      58,088
Increase (decrease) in net assets from
capital transactions                      (2,009,654) (29,872,685)  (5,534,457)  (5,921,993)    (730,068)    (474,379)
Increase (decrease) in net assets         (1,809,511) (24,146,386)  (8,565,371)   3,669,566     (978,019)     314,212
Net assets at beginning of year           12,868,147   37,014,533   43,986,612   40,317,046    3,698,291    3,384,079
Net assets at end of year                $11,058,636  $12,868,147  $35,421,241  $43,986,612   $2,720,272   $3,698,291

Change in units (note 5):
Units purchased                               25,789       46,149       10,044       23,075       12,239       22,153
Units redeemed                              (101,871)  (1,703,952)    (186,728)    (218,403)     (82,791)     (72,968)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (76,082)  (1,657,803)    (176,684)    (195,328)     (70,552)     (50,815)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------------------------
          Janus
        Henderson                   Janus                     Janus                     Janus                     Janus
    Global Technology             Henderson                 Henderson                 Henderson                 Henderson
      Portfolio --          Overseas Portfolio --     Overseas Portfolio --     Research Portfolio --     Research Portfolio --
     Service Shares         Institutional Shares         Service Shares         Institutional Shares         Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(33,053)    $(77,774)     $65,892      $42,897       $2,517         $323    $(378,691)   $(437,873)    $(41,424)    $(47,621)
    943,334      708,180     (657,016)  (1,392,153)      (4,737)     (34,706)   2,582,864    1,949,963      283,711      220,485
 (1,143,352)   1,547,467   (3,014,728)   7,169,264     (400,619)     669,836   (5,402,574)   7,964,108     (493,130)     610,285
    292,001      433,855           --           --           --           --    2,075,139      406,828      167,464       35,074
     58,930    2,611,728   (3,605,852)   5,820,008     (402,839)     635,453   (1,123,262)   9,883,026      (83,379)     818,223

      2,489        8,436        2,806        3,668           --           --        6,660       81,150           --           37
    (24,862)     (22,004)    (102,346)    (460,127)     (21,241)     (27,540)    (549,730)    (388,154)     (11,045)      31,783
 (1,433,264)    (873,778)  (1,558,044)  (2,493,291)    (128,167)    (236,809)  (5,809,784)  (5,331,353)    (744,335)    (544,329)
    (19,971)     (16,290)     (29,264)     (32,046)      (5,157)      (5,212)     (53,251)     (57,190)      (5,559)      (5,377)
    450,181      797,363      (25,224)    (477,364)     (35,141)     (80,693)    (513,909)    (877,571)     (18,729)    (115,152)
 (1,025,427)    (106,273)  (1,712,072)  (3,459,160)    (189,706)    (350,254)  (6,920,014)  (6,573,118)    (779,668)    (633,038)
   (966,497)   2,505,455   (5,317,924)   2,360,848     (592,545)     285,199   (8,043,276)   3,309,908     (863,047)     185,185
  8,398,589    5,893,134   23,651,945   21,291,097    2,611,184    2,325,985   43,863,203   40,553,295    3,613,883    3,428,698
 $7,432,092   $8,398,589  $18,334,021  $23,651,945   $2,018,639   $2,611,184  $35,819,927  $43,863,203   $2,750,836   $3,613,883

    103,999      174,782       36,852       24,948        8,326          261       18,148       31,838        2,556       10,415
   (175,563)    (176,931)     (97,202)    (149,725)     (21,503)     (25,627)    (237,116)    (254,080)     (57,309)     (59,875)
    (71,564)      (2,149)     (60,350)    (124,777)     (13,177)     (25,366)    (218,968)    (222,242)     (54,753)     (49,460)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           Legg Mason Partners Variable Equity Trust
                                         -----------------------------------------------------------------------------
                                                ClearBridge               ClearBridge               ClearBridge
                                            Variable Aggressive        Variable Dividend         Variable Dividend
                                            Growth Portfolio --      Strategy Portfolio --     Strategy Portfolio --
                                                 Class II                   Class I                  Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(75,259)   $(103,574)      $1,886         $588     $(48,453)    $(37,209)
Net realized gain (loss) on investments      155,052      184,040      336,392      266,685      677,016      312,940
Change in unrealized appreciation
(depreciation) on investments             (1,043,203)     503,861     (879,805)     510,179   (1,651,733)   1,160,446
Capital gain distribution                    389,738      427,531      267,719           --      492,522           --
Increase (decrease) in net assets from
operations                                  (573,672)   1,011,858     (273,808)     777,452     (530,648)   1,436,177

From capital transactions (note 4):
Net premiums                                  66,857       35,261       11,066           --       26,943      102,158
Death benefits                               (27,817)    (515,019)      (5,507)     (16,479)     (48,502)    (179,689)
Surrenders                                  (795,355)    (584,541)    (716,861)    (568,953)  (1,057,014)    (557,423)
Administrative expenses                      (25,877)     (30,357)      (8,140)      (8,560)     (25,954)     (23,809)
Transfers between subaccounts
(including fixed account), net               349,028   (1,411,096)    (111,132)     (51,548)    (877,402)     802,462
Increase (decrease) in net assets from
capital transactions                        (433,164)  (2,505,752)    (830,574)    (645,540)  (1,981,929)     143,699
Increase (decrease) in net assets         (1,006,836)  (1,493,894)  (1,104,382)     131,912   (2,512,577)   1,579,876
Net assets at beginning of year            6,235,535    7,729,429    4,990,749    4,858,837    9,961,072    8,381,196
Net assets at end of year                 $5,228,699   $6,235,535   $3,886,367   $4,990,749   $7,448,495   $9,961,072

Change in units (note 5):
Units purchased                               48,187       11,614       17,676       17,377       35,987       89,201
Units redeemed                               (60,944)     (91,234)     (64,711)     (57,530)    (151,956)     (80,528)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (12,757)     (79,620)     (47,035)     (40,153)    (115,969)       8,673

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Legg Mason Partners
  Variable Equity Trust
       (continued)                                              MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
       ClearBridge                   MFS(R)                    MFS(R)                    MFS(R)
Variable Large Cap Value         Investors Trust            New Discovery             Total Return
      Portfolio --              Series -- Service         Series -- Service         Series -- Service
         Class I                  Class Shares              Class Shares              Class Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(15,234)      $(11,067)    $(64,013)    $(55,995)   $(223,344)   $(214,007)     $17,285     $118,821
    549,834        452,676      333,758      256,182      841,632      167,558    1,163,011    1,170,514
 (2,943,595)     1,030,284     (888,614)     651,866   (2,618,971)   2,784,673   (6,367,996)   1,909,747
    926,251        484,666      250,644      219,532    1,867,510      282,065    1,925,845    1,307,932
 (1,482,744)     1,956,559     (368,225)   1,071,585     (133,173)   3,020,289   (3,261,855)   4,507,014

      1,245         31,795        5,838        3,814        3,599        6,156       31,855       68,483
   (284,404)      (210,565)     (28,809)      11,173      (60,831)    (201,356)    (158,204)    (171,573)
 (1,814,575)    (1,476,188)    (735,505)    (510,643)  (1,566,284)  (1,285,210)  (3,940,065)  (4,161,033)
    (35,315)       (39,770)     (13,080)     (13,265)     (32,317)     (30,226)    (211,129)    (216,406)
   (639,559)     1,503,950      (49,852)      85,178   (1,710,249)     774,794   (1,370,462)  (1,378,510)
 (2,772,608)      (190,778)    (821,408)    (423,743)  (3,366,082)    (735,842)  (5,648,005)  (5,859,039)
 (4,255,352)     1,765,781   (1,189,633)     647,842   (3,499,255)   2,284,447   (8,909,860)  (1,352,025)
 16,990,116     15,224,335    5,956,739    5,308,897   14,585,459   12,301,012   46,828,140   48,180,165
$12,734,764    $16,990,116   $4,767,106   $5,956,739  $11,086,204  $14,585,459  $37,918,280  $46,828,140

     24,807        182,467       12,903       21,723      118,433       88,995      233,763      129,903
   (168,630)      (138,255)     (56,445)     (45,735)    (262,051)    (104,447)    (603,580)    (508,611)
   (143,823)        44,212      (43,542)     (24,012)    (143,618)     (15,452)    (369,817)    (378,708)



--------------------------
         MFS(R)
        Utilities
    Series -- Service
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(102,274)    $389,455
    239,861      418,144
   (281,271)   1,243,268
     54,427           --
    (89,257)   2,050,867

      4,286       24,104
    (84,203)     (42,976)
 (1,436,823)  (2,006,105)
    (41,462)     (47,969)
   (629,594)  (1,456,663)
 (2,187,796)  (3,529,609)
 (2,277,053)  (1,478,742)
 15,293,148   16,771,890
$13,016,095  $15,293,148

     10,684       27,487
    (93,386)    (164,056)
    (82,702)    (136,569)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Oppenheimer Variable
                                  MFS(R) Variable Insurance Trust II                Account Funds
                          --------------------------------------------------- -------------------------
                                   MFS(R)
                                Massachusetts                MFS(R)                  Oppenheimer
                           Investors Growth Stock       Strategic Income        Capital Appreciation
                            Portfolio -- Service      Portfolio -- Service           Fund/VA --
                                Class Shares              Class Shares           Non-Service Shares
                          ------------------------- ------------------------- -------------------------
                           Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2018         2017         2018         2017         2018         2017
-------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                   $(94,571)     $(92,319)      $653         $924      $(299,050)   $(332,282)
Net realized gain (loss)
on investments                282,513        1,211       (159)          95      1,292,426    1,188,652
Change in unrealized
appreciation
(depreciation)
on investments               (543,473)   1,512,665     (1,525)         380     (4,506,704)   3,023,815
Capital gain distribution     425,878      417,438         --           --      2,117,435    2,534,406
Increase (decrease) in
net assets from
operations                     70,347    1,838,995     (1,031)       1,399     (1,395,893)   6,414,591

From capital
transactions (note 4):
Net premiums                    5,767        8,798         --           --          1,987       11,158
Death benefits               (256,924)     (81,314)        --           --       (663,066)    (342,115)
Surrenders                 (1,711,868)    (739,082)    (2,204)      (5,175)    (3,951,979)  (3,253,998)
Administrative expenses       (18,242)     (16,747)      (149)        (178)       (28,446)     (31,691)
Transfers between
subaccounts (including
fixed account), net          (419,443)     (97,572)       370          596       (533,660)  (1,912,203)
Increase (decrease) in
net assets from capital
transactions               (2,400,710)    (925,917)    (1,983)      (4,757)    (5,175,164)  (5,528,849)
Increase (decrease) in
net assets                 (2,330,363)     913,078     (3,014)      (3,358)    (6,571,057)     885,742
Net assets at beginning
of year                     8,291,704    7,378,626     28,760       32,118     28,780,137   27,894,395
Net assets at end of year  $5,961,341   $8,291,704    $25,746      $28,760    $22,209,080  $28,780,137

Change in units (note 5):
Units purchased                12,846       33,120         62           57         12,084        5,208
Units redeemed               (190,748)    (112,359)      (249)        (486)      (109,242)    (106,837)
Net increase (decrease)
in units from capital
transactions with
contract owners              (177,902)     (79,239)      (187)        (429)       (97,158)    (101,629)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                         Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------

       Oppenheimer                Oppenheimer               Oppenheimer               Oppenheimer
  Capital Appreciation       Conservative Balanced     Conservative Balanced       Discovery Mid Cap
       Fund/VA --                 Fund/VA --                Fund/VA --             Growth Fund/VA --
     Service Shares           Non-Service Shares          Service Shares          Non-Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(68,461)     $(71,191)     $60,399      $66,096     $(34,020)    $(37,598)   $(323,370)   $(314,331)
    186,360       114,391      136,917      157,609      473,483      521,323    1,264,794    1,244,852
   (730,285)      538,823   (1,077,671)     606,417   (2,286,726)     946,247   (5,608,443)   2,326,532
    329,816       428,079      232,364           --      457,140           --    3,260,360    2,422,955
   (282,570)    1,010,102     (647,991)     830,122   (1,390,123)   1,429,972   (1,406,659)   5,680,008

     11,437         6,436           --        7,291       60,170       36,106       34,680       16,678
     11,180       (35,989)    (161,136)    (124,822)     (47,627)     (64,645)    (254,024)    (315,316)
   (571,812)     (232,869)    (983,393)  (1,380,602)  (2,672,796)  (2,414,448)  (2,958,036)  (2,797,724)
    (23,378)      (23,322)     (11,839)     (13,331)     (97,589)     (99,349)     (21,305)     (22,496)
    (25,395)     (464,541)     426,832      306,127      280,623     (132,811)    (140,714)    (416,772)
   (597,968)     (750,285)    (729,536)  (1,205,337)  (2,477,219)  (2,675,147)  (3,339,399)  (3,535,630)
   (880,538)      259,817   (1,377,527)    (375,215)  (3,867,342)  (1,245,175)  (4,746,058)   2,144,378
  4,645,339     4,385,522   10,782,737   11,157,952   20,762,052   22,007,227   24,386,550   22,242,172
 $3,764,801    $4,645,339   $9,405,210  $10,782,737  $16,894,710  $20,762,052  $19,640,492  $24,386,550

     22,456         6,612       29,831       30,020      175,578      135,423       19,031        6,409
    (48,946)      (41,938)     (47,391)     (56,930)    (409,349)    (389,005)     (77,008)     (81,144)
    (26,490)      (35,326)     (17,560)     (26,910)    (233,771)    (253,582)     (57,977)     (74,735)


--------------------------

       Oppenheimer
    Discovery Mid Cap
    Growth Fund/VA --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(129,345)   $(113,477)
     40,993       92,196
 (1,755,094)     998,578
  1,186,865      753,459
   (656,581)   1,730,756

     43,352      148,366
    (61,552)    (132,938)
   (591,590)    (430,118)
    (40,222)     (36,691)
   (136,204)     553,568
   (786,216)     102,187
 (1,442,797)   1,832,943
  8,383,158    6,550,215
 $6,940,361   $8,383,158

     84,813       54,953
   (115,240)     (50,970)
    (30,427)       3,983

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds (continued)
                                         -------------------------------------------------------------------------------

                                                                          Oppenheimer                Oppenheimer
                                                Oppenheimer            Global Strategic              Main Street
                                             Global Fund/VA --         Income Fund/VA --             Fund/VA --
                                              Service Shares          Non-Service Shares           Service Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(647,252)   $(683,718)    $109,058      $34,573     $(989,594)    $(743,287)
Net realized gain (loss) on investments    7,383,293    4,116,053      (61,866)     (55,124)    4,531,072     5,512,937
Change in unrealized appreciation
(depreciation) on investments            (22,841,217)  19,355,389     (228,149)     196,897   (24,012,941)    8,775,146
Capital gain distribution                  6,251,962           --           --           --     9,089,198     1,903,483
Increase (decrease) in net assets from
operations                                (9,853,214)  22,787,724     (180,957)     176,346   (11,382,265)   15,448,279

From capital transactions (note 4):
Net premiums                                 615,469      144,413       51,500        2,615       229,227       164,551
Death benefits                              (230,259)    (331,356)     (99,110)     (52,229)     (237,638)     (340,920)
Surrenders                                (7,550,253)  (7,411,783)    (295,715)    (604,101)  (12,002,801)  (12,426,446)
Administrative expenses                     (492,101)    (476,847)      (4,321)      (5,352)     (937,409)     (868,817)
Transfers between subaccounts
(including fixed account), net            (8,775,343)   3,684,057     (126,116)      93,013    21,694,540    (4,788,412)
Increase (decrease) in net assets from
capital transactions                     (16,432,487)  (4,391,516)    (473,762)    (566,054)    8,745,919   (18,260,044)
Increase (decrease) in net assets        (26,285,701)  18,396,208     (654,719)    (389,708)   (2,636,346)   (2,811,765)
Net assets at beginning of year           85,383,189   66,986,981    3,410,317    3,800,025   109,415,610   112,227,375
Net assets at end of year                $59,097,488  $85,383,189   $2,755,598   $3,410,317  $106,779,264  $109,415,610

Change in units (note 5):
Units purchased                              690,357      871,234       15,553       31,617     2,016,238       423,949
Units redeemed                            (1,685,806)  (1,111,100)     (60,866)     (84,724)   (1,511,280)   (1,441,093)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (995,449)    (239,866)     (45,313)     (53,107)      504,958    (1,017,144)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Oppenheimer Variable Account Funds (continued)
------------------------------------------------------

       Oppenheimer                 Oppenheimer
    Main Street Small             Total Return
    Cap Fund(R)/VA --            Bond Fund/VA --
     Service Shares            Non-Service Shares
------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31,
    2018           2017         2018         2017
------------------------------------------------------


  $(619,662)     $(474,876)    $164,421     $101,153
  3,002,414      3,014,408     (248,449)    (151,248)
(10,233,356)       278,650     (154,432)     360,851
  5,192,879      2,589,921           --           --
 (2,657,725)     5,408,103     (238,460)     310,756

     80,266        174,507        2,400       17,413
    (27,684)      (186,173)    (251,185)    (202,853)
 (3,989,002)    (4,894,685)  (1,376,890)    (963,441)
   (266,752)      (321,336)     (14,331)     (16,993)
 (9,901,518)    (6,493,821)     312,063       61,808
(14,104,690)   (11,721,508)  (1,327,943)  (1,104,066)
(16,762,415)    (6,313,405)  (1,566,403)    (793,310)
 44,261,008     50,574,413    9,660,219   10,453,529
$27,498,593    $44,261,008   $8,093,816   $9,660,219

    236,761        231,815       47,524       43,385
   (791,500)      (691,810)    (122,481)    (114,881)
   (554,739)      (459,995)     (74,957)     (71,496)

                       PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------
                                                          International
                                 High Yield              Bond Portfolio
        All Asset               Portfolio --         (U.S. Dollar Hedged) --
  Portfolio -- Advisor         Administrative            Administrative
      Class Shares              Class Shares              Class Shares
-----------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------


    $93,125     $221,604   $1,467,377   $1,498,491      $(5,867)     $69,236
     (9,308)      19,516     (140,682)     284,987       11,214       58,734
   (539,026)     639,404   (3,166,751)     464,066         (219)     (96,164)
         --           --           --           --        7,042           --
   (455,209)     880,524   (1,840,056)   2,247,544       12,170       31,806

      3,040        3,034       64,221       73,428           30           81
     13,933      (70,011)     (46,414)    (485,905)      (2,563)    (290,652)
   (611,393)    (862,811)  (4,432,500)  (5,393,329)    (214,979)    (274,116)
    (26,071)     (30,226)    (268,111)    (259,843)      (4,436)      (4,943)
   (253,708)    (176,974)   3,168,368     (405,741)      62,576     (273,163)
   (874,199)  (1,136,988)  (1,514,436)  (6,471,390)    (159,372)    (842,793)
 (1,329,408)    (256,464)  (3,354,492)  (4,223,846)    (147,202)    (810,987)
  7,231,596    7,488,060   43,833,113   48,056,959    2,313,278    3,124,265
 $5,902,188   $7,231,596  $40,478,621  $43,833,113   $2,166,076   $2,313,278

     27,759      117,921      548,321      268,824        5,192        9,214
    (85,449)    (191,313)    (596,128)    (573,886)     (13,235)     (52,741)
    (57,690)     (73,392)     (47,807)    (305,062)      (8,043)     (43,527)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO Variable Insurance Trust (continued)
                                         -------------------------------------------------------------------------------
                                                 Long-Term
                                              U.S. Government            Low Duration               Total Return
                                               Portfolio --              Portfolio --               Portfolio --
                                              Administrative            Administrative             Administrative
                                               Class Shares              Class Shares               Class Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $248,953     $189,249      $92,440    $(154,465)   $1,662,949      $843,104
Net realized gain (loss) on investments     (913,409)    (639,158)    (275,603)    (125,407)   (2,827,887)   (1,047,592)
Change in unrealized appreciation
(depreciation) on investments               (929,237)   2,975,978     (408,769)     121,643    (5,774,875)    7,643,842
Capital gain distribution                    169,237           --           --           --     2,037,138            --
Increase (decrease) in net assets from
operations                                (1,424,456)   2,526,069     (591,932)    (158,229)   (4,902,675)    7,439,354

From capital transactions (note 4):
Net premiums                                  89,593       88,521      160,522      136,256       207,043       413,251
Death benefits                               (32,692)     (63,689)     (63,302)     (70,852)     (393,995)     (950,526)
Surrenders                                (3,844,988)  (4,693,994)  (5,104,401)  (4,507,218)  (21,736,722)  (26,830,761)
Administrative expenses                     (242,679)    (222,110)    (346,181)    (334,125)   (1,326,988)   (1,493,680)
Transfers between subaccounts
(including fixed account), net             5,450,134      236,235    6,645,261    3,523,132   (25,603,661)   (3,989,359)
Increase (decrease) in net assets from
capital transactions                       1,419,368   (4,655,037)   1,291,899   (1,252,807)  (48,854,323)  (32,851,075)
Increase (decrease) in net assets             (5,088)  (2,128,968)     699,967   (1,411,036)  (53,756,998)  (25,411,721)
Net assets at beginning of year           34,651,477   36,780,445   43,445,835   44,856,871   219,063,072   244,474,793
Net assets at end of year                $34,646,389  $34,651,477  $44,145,802  $43,445,835  $165,306,074  $219,063,072

Change in units (note 5):
Units purchased                              714,459      292,452    1,249,700      628,267     1,570,047     1,175,575
Units redeemed                              (602,181)    (508,451)  (1,142,689)    (727,477)   (4,875,393)   (3,291,331)
Net increase (decrease) in units from
capital transactions with contract
owners                                       112,278     (215,999)     107,011      (99,210)   (3,305,346)   (2,115,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Rydex Variable Trust                                State Street Variable Insurance Series Funds, Inc.
-------------------------  -----------------------------------------------------------------------------

                                                          Premier Growth              Real Estate
                                    Income                    Equity                  Securities
        NASDAQ --               V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --
       100(R) Fund              Class 1 Shares            Class 1 Shares            Class 1 Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(80,687)     $(86,237)    $100,883      $92,950    $(418,450)   $(361,084)    $380,649     $(10,603)
    432,561       319,429      (90,545)     (11,711)   1,080,172      959,616   (1,175,007)    (840,891)
   (684,435)      841,249     (543,978)     279,925   (5,109,267)   3,335,297   (3,054,175)   1,030,534
    214,254       424,026           --           --    3,572,415    3,010,676      548,280    2,060,173
   (118,307)    1,498,467     (533,640)     361,164     (875,130)   6,944,505   (3,300,253)   2,239,213

         --        22,273        4,826       48,584       16,332       50,283       42,601      211,814
     (3,853)      (43,677)    (137,293)    (280,898)    (199,265)    (217,202)    (123,673)    (228,458)
   (530,531)     (343,040)  (1,722,512)  (2,720,303)  (2,982,926)  (3,366,763)  (4,918,422)  (5,922,164)
    (19,058)      (18,065)     (51,574)     (55,543)     (70,386)     (68,741)    (215,957)    (235,531)
   (661,907)   (2,754,562)    (222,150)    (967,340)  (1,342,349)    (740,135)    (483,143)  (5,570,520)
 (1,215,349)   (3,137,071)  (2,128,703)  (3,975,500)  (4,578,594)  (4,342,558)  (5,698,594) (11,744,859)
 (1,333,656)   (1,638,604)  (2,662,343)  (3,614,336)  (5,453,724)   2,601,947   (8,998,847)  (9,505,646)
  5,426,910     7,065,514   18,444,784   22,059,120   30,373,968   27,772,021   49,403,902   58,909,548
 $4,093,254    $5,426,910  $15,782,441  $18,444,784  $24,920,244  $30,373,968  $40,405,055  $49,403,902

    100,461        24,366       53,793       52,776       24,869       24,820      314,213      167,958
   (172,357)     (339,345)    (204,310)    (313,281)    (204,620)    (224,756)    (455,029)    (473,923)
    (71,896)     (314,979)    (150,517)    (260,505)    (179,751)    (199,936)    (140,816)    (305,965)

----------------------------

        S&P 500(R)
           Index
      V.I.S. Fund --
      Class 1 Shares
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2018          2017
---------------------------


    $218,877      $422,055
  10,877,487     9,199,814
 (28,541,135)   12,548,912
   9,449,465     5,367,168
  (7,995,306)   27,537,949

     374,711       946,443
  (1,679,369)   (1,722,398)
 (16,411,535)  (14,484,966)
    (335,760)     (336,916)
  (2,566,590)     (559,047)
 (20,618,543)  (16,156,884)
 (28,613,849)   11,381,065
 158,836,531   147,455,466
$130,222,682  $158,836,531

     227,466       243,805
    (855,095)     (838,113)
    (627,629)     (594,308)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                  State Street Variable Insurance Series Funds, Inc. (continued)
                                         ---------------------------------------------------------------------------------

                                             Small-Cap Equity             Total Return                Total Return
                                              V.I.S. Fund --             V.I.S. Fund --              V.I.S. Fund --
                                              Class 1 Shares             Class 1 Shares              Class 3 Shares
                                         ---------------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended    Year ended
                                         December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                             2018         2017         2018          2017          2018          2017
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(514,838)   $(539,787)   $4,074,338    $3,071,903     $(728,847)  $(1,843,927)
Net realized gain (loss) on investments      724,347      839,785    12,732,046    13,452,134    15,553,068    22,170,390
Change in unrealized appreciation
(depreciation) on investments             (7,359,690)     119,470  (239,009,728)   66,189,774  (163,129,738)   42,836,420
Capital gain distribution                  4,013,077    3,254,278   159,884,782    22,006,309   104,312,914    16,199,540
Increase (decrease) in net assets from
operations                                (3,137,104)   3,673,746   (62,318,562)  104,720,120   (43,992,603)   79,362,423

From capital transactions (note 4):
Net premiums                                  23,911       26,291     4,969,816     5,131,926     1,219,212     2,021,661
Death benefits                              (111,917)    (103,877)     (560,079)   (1,324,337)   (1,385,564)   (1,953,285)
Surrenders                                (3,253,886)  (4,065,159)  (56,496,478)  (44,882,263)  (87,264,644) (103,466,091)
Administrative expenses                      (88,691)     (92,063)     (381,159)     (412,054)   (3,067,425)   (3,209,328)
Transfers between subaccounts
(including fixed account), net            (2,228,195)  (1,125,756)   (5,540,533)   (4,274,636)  (14,030,212)  (25,267,443)
Increase (decrease) in net assets from
capital transactions                      (5,658,778)  (5,360,564)  (58,008,433)  (45,761,364) (104,528,633) (131,874,486)
Increase (decrease) in net assets         (8,795,882)  (1,686,818) (120,326,995)   58,958,756  (148,521,236)  (52,512,063)
Net assets at beginning of year           34,982,041   36,668,859   841,510,372   782,551,616   615,661,843   668,173,906
Net assets at end of year                $26,186,159  $34,982,041  $721,183,377  $841,510,372  $467,140,607  $615,661,843

Change in units (note 5):
Units purchased                               47,367       78,519     3,425,823     5,148,363     2,310,507     4,794,373
Units redeemed                              (206,226)    (244,197)   (6,564,934)   (7,679,043)  (10,245,080)  (15,176,150)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (158,859)    (165,678)   (3,139,111)   (2,530,680)   (7,934,573)  (10,381,777)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  State Street Variable
 Insurance Series Funds,
    Inc. (continued)                     The Alger Portfolios                             The Prudential Series Fund
------------------------- --------------------------------------------------- ---------------------------------------------------
                                                              Alger                   Jennison
       U.S. Equity             Alger Large Cap              Small Cap                20/20 Focus                Jennison
     V.I.S. Fund --          Growth Portfolio --       Growth Portfolio --          Portfolio --              Portfolio --
     Class 1 Shares           Class I-2 Shares          Class I-2 Shares           Class II Shares           Class II Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


  $(170,284)   $(185,526)   $(432,230)   $(399,412)   $(300,962)   $(280,757)    $(93,564)    $(90,934)    $(89,816)    $(75,691)
    780,546      829,053    1,563,183    1,196,748      510,941     (536,291)     519,319      642,170      412,707      293,457
 (3,395,008)     548,539   (5,132,052)   3,052,834     (632,555)   5,422,799     (769,924)     884,555     (404,187)   1,199,674
  1,915,201    2,763,690    4,601,589    2,536,803      754,262           --           --           --           --           --
   (869,545)   3,955,756      600,490    6,386,973      331,686    4,605,751     (344,169)   1,435,791      (81,296)   1,417,440

      2,251       18,696        2,127        9,728        3,715       33,506        1,092        3,176       19,007       82,191
    (29,757)    (110,206)    (382,321)    (323,016)    (355,788)    (294,102)      (1,417)       8,781      (94,605)     (69,551)
 (2,391,218)  (2,572,008)  (3,287,661)  (2,790,366)  (2,734,968)  (2,184,659)    (322,788)    (438,920)    (535,130)    (172,005)
    (63,256)     (62,777)     (37,130)     (36,448)     (30,986)     (29,248)     (20,601)     (20,674)     (28,004)     (24,997)
 (1,050,166)    (257,236)    (223,207)    (456,549)    (195,506)    (779,233)    (561,169)    (336,788)       8,295       69,942
 (3,532,146)  (2,983,531)  (3,928,192)  (3,596,651)  (3,313,533)  (3,253,736)    (904,883)    (784,425)    (630,437)    (114,420)
 (4,401,691)     972,225   (3,327,702)   2,790,322   (2,981,847)   1,352,015   (1,249,052)     651,366     (711,733)   1,303,020
 23,908,264   22,936,039   28,029,857   25,239,535   20,023,581   18,671,566    6,142,695    5,491,329    5,575,768    4,272,748
$19,506,573  $23,908,264  $24,702,155  $28,029,857  $17,041,734  $20,023,581   $4,893,643   $6,142,695   $4,864,035   $5,575,768

     36,194       53,888       27,811       44,416       43,064       28,056        5,048       17,351       11,231       32,260
   (197,624)    (195,439)    (167,611)    (187,592)    (168,912)    (184,120)     (31,500)     (46,585)     (28,883)     (36,779)
   (161,430)    (141,551)    (139,800)    (143,176)    (125,848)    (156,064)     (26,452)     (29,234)     (17,652)      (4,519)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            The Prudential Series Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        SP
                                                                              SP                    Prudential
                                                  Natural                International             U.S. Emerging
                                                 Resources                  Growth                    Growth
                                               Portfolio --              Portfolio --              Portfolio --
                                              Class II Shares           Class II Shares           Class II Shares
                                         -----------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(587,092)   $(527,163)      $(9)        $(17)        $(279)       $(257)
Net realized gain (loss) on investments      (79,944)    (783,024)       64           (9)          381          337
Change in unrealized appreciation
(depreciation) on investments             (6,820,702)   1,545,754       (94)         356        (1,770)       2,915
Capital gain distribution                         --           --        --           --            --           --
Increase (decrease) in net assets from
operations                                (7,487,738)     235,567       (39)         330        (1,668)       2,995

From capital transactions (note 4):
Net premiums                                  68,243      123,962        --           --            --           --
Death benefits                               (67,348)     (57,502)       --           --            --           --
Surrenders                                (3,585,221)  (3,502,431)     (677)        (650)         (406)        (366)
Administrative expenses                     (314,971)    (267,420)       (4)          (4)          (28)         (27)
Transfers between subaccounts
(including fixed account), net             9,867,285   13,003,328        (1)          --            --           (1)
Increase (decrease) in net assets from
capital transactions                       5,967,988    9,299,937      (682)        (654)         (434)        (394)
Increase (decrease) in net assets         (1,519,750)   9,535,504      (721)        (324)       (2,102)       2,601
Net assets at beginning of year           34,397,478   24,861,974       891        1,215        17,575       14,974
Net assets at end of year                $32,877,728  $34,397,478      $170         $891       $15,473      $17,575

Change in units (note 5):
Units purchased                            2,811,860    2,935,533        --           --            --           --
Units redeemed                            (1,811,912)  (1,345,077)      (49)         (52)          (18)         (15)
Net increase (decrease) in units from
capital transactions with contract
owners                                       999,948    1,590,456       (49)         (52)          (18)         (15)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Wells Fargo Variable Trust
                           --------------------------

                                  Wells Fargo
                                   VT Omega
                                    Growth
                                    Fund --
                                    Class 2
                           --------------------------
                            Year ended    Year ended
                           December 31,  December 31,
                               2018          2017
                           --------------------------


                             $(123,070)     $(70,731)
                               206,865        (2,811)
                              (914,057)    1,203,777
                               821,699        75,637
                                (8,563)    1,205,872

                                38,088        13,010
                              (191,902)       (1,922)
                              (578,589)     (461,238)
                               (39,696)      (21,818)
                              (353,941)    4,937,864
                            (1,126,040)    4,465,896
                            (1,134,603)    5,671,768
                             8,030,255     2,358,487
                            $6,895,652    $8,030,255

                                 9,388       217,858
                               (50,098)      (26,669)
                               (40,710)      191,189

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2018

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash.

   At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The closing of the transaction remains subject to other conditions and approvals.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 17, 2018, Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares was liquidated, and the cash was reinvested in Federated Insurance Series -- Federated Managed Volatility Fund II -- Primary Shares.

   On July 30, 2018, PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares changed its name to PIMCO Variable Insurance Trust -- International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares.

   On June 29, 2018, Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares changed its name to Deutsche DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS CROCI(R) U.S. VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2018, Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 changed its name to Columbia Funds Variable Series Trust II -- CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2018, Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 changed its name to Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated, and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2018, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares, and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements as there was no activity from January 1, 2017 through December 31, 2018.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2017 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2018. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2018, and there were no transfers between the levels during 2018.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2018 were:

                                      Cost of     Proceeds
                                       Shares       from
Fund/Portfolio                        Acquired   Shares Sold
--------------                       ----------- -----------
AB Variable Products Series Fund,
  Inc.
   AB Balanced Wealth Strategy
     Portfolio -- Class B........... $ 1,735,608 $ 2,724,417
   AB Global Thematic Growth
     Portfolio -- Class B...........     240,010   2,981,982
   AB Growth and Income Portfolio
     -- Class B.....................  11,857,485   8,314,051
   AB International Value
     Portfolio -- Class B...........   8,869,027   8,878,667
   AB Large Cap Growth Portfolio
     -- Class B.....................   6,738,431   5,139,140
   AB Small Cap Growth Portfolio
     -- Class B.....................   9,144,262   2,500,605
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
   Invesco V.I. American Franchise
     Fund -- Series I shares........   2,788,035   8,685,140
   Invesco V.I. American Franchise
     Fund -- Series II shares.......     464,071   1,039,130
   Invesco V.I. Comstock Fund --
     Series II shares...............   3,997,413   5,448,309
   Invesco V.I. Core Equity Fund
     -- Series I shares.............  44,038,738  25,130,013
   Invesco V.I. Equity and Income
     Fund -- Series II shares.......   3,938,489   4,875,052
   Invesco V.I. Global Real Estate
     Fund -- Series II shares.......      39,428      50,599
   Invesco V.I. Government
     Securities Fund -- Series I
     shares.........................         383       3,078
   Invesco V.I. International
     Growth Fund -- Series II
     shares.........................  10,049,690  12,091,796
   Invesco V.I. Technology Fund --
     Series I shares................      60,000      29,032
   Invesco V.I. Value
     Opportunities Fund -- Series
     II shares......................     726,964     946,878
American Century Variable
  Portfolios II, Inc.
   VP Inflation Protection Fund --
     Class II.......................  12,765,286  11,630,483
American Century Variable
  Portfolios, Inc.
   VP Income & Growth Fund --
     Class I........................     114,883     312,559
   VP International Fund -- Class I.     132,696     109,288
   VP Ultra(R) Fund -- Class I......      14,793      15,736
   VP Value Fund -- Class I.........       1,973       6,182
BlackRock Variable Series Funds,
  Inc.
   BlackRock Advantage U.S. Total
     Market V.I. Fund -- Class III
     Shares.........................     860,870     763,715
   BlackRock Basic Value V.I. Fund
     -- Class III Shares............   7,516,386   9,479,927
   BlackRock Global Allocation
     V.I. Fund -- Class III Shares..  23,183,076  54,125,381
   BlackRock Large Cap Focus
     Growth V.I. Fund -- Class III
     Shares.........................   2,180,757   1,076,995
Columbia Funds Variable Series
  Trust II
   CTIVP/SM/ -- Loomis Sayles
     Growth Fund -- Class 1.........   5,865,612  33,026,189
   Columbia Variable Portfolio --
     Overseas Core Fund -- Class 2..   1,629,718   3,247,633
Deutsche DWS Variable Series I
   DWS Capital Growth VIP --
     Class B Shares.................       1,010         255
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP --
     Class B Shares.................       9,037       6,002
   DWS Small Mid Cap Value VIP --
     Class B Shares.................       3,201       1,180
Dreyfus
   Dreyfus Investment Portfolios
     MidCap Stock Portfolio --
     Initial Shares.................      13,063       7,284
   Dreyfus Variable Investment
     Fund -- Government Money
     Market Portfolio...............   1,346,372   1,301,575
   The Dreyfus Sustainable U.S.
     Equity Portfolio, Inc. --
     Initial Shares.................   1,316,168     229,252

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Cost of     Proceeds
                                      Shares       from
Fund/Portfolio                       Acquired   Shares Sold
--------------                     ------------ ------------
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund... $ 29,088,189 $ 18,700,449
Federated Insurance Series
   Federated High Income Bond
     Fund II -- Primary Shares....    1,063,431    2,631,774
   Federated High Income Bond
     Fund II -- Service Shares....    1,239,064    2,548,199
   Federated Kaufmann Fund II --
     Service Shares...............    2,140,217    3,954,058
   Federated Managed Tail Risk
     Fund II -- Primary Shares....      215,556    5,106,849
   Federated Managed Volatility
     Fund II -- Primary Shares....    5,281,952    1,445,699
Fidelity(R) Variable Insurance
  Products Fund
   VIP Asset Manager/SM/
     Portfolio -- Initial Class...    2,569,799    6,084,971
   VIP Asset Manager/SM/
     Portfolio -- Service Class 2.      478,829    1,038,840
   VIP Balanced Portfolio --
     Service Class 2..............   10,081,018   14,845,113
   VIP Contrafund(R) Portfolio
     -- Initial Class.............   12,457,516   16,786,818
   VIP Contrafund(R) Portfolio
     -- Service Class 2...........   24,537,319   60,041,868
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2..............      380,068      802,434
   VIP Equity-Income Portfolio
     -- Initial Class.............    7,126,764   12,815,699
   VIP Equity-Income Portfolio
     -- Service Class 2...........   12,148,002   18,044,920
   VIP Growth & Income Portfolio
     -- Initial Class.............    2,067,765    3,248,744
   VIP Growth & Income Portfolio
     -- Service Class 2...........    5,841,563    9,362,702
   VIP Growth Opportunities
     Portfolio -- Initial Class...    2,122,927    2,561,114
   VIP Growth Opportunities
     Portfolio -- Service Class 2.    4,189,646    1,159,255
   VIP Growth Portfolio --
     Initial Class................   10,585,018   10,409,080
   VIP Growth Portfolio --
     Service Class 2..............    4,904,767    4,659,925
   VIP Investment Grade Bond
     Portfolio -- Service Class 2.   15,999,647   57,235,150
   VIP Mid Cap Portfolio --
     Initial Class................        1,261        3,133
   VIP Mid Cap Portfolio --
     Service Class 2..............   21,636,790   29,457,377
   VIP Overseas Portfolio --
     Initial Class................      991,070    2,951,822
   VIP Value Strategies
     Portfolio -- Service Class 2.      334,122      411,876
Franklin Templeton Variable
  Insurance Products Trust
   Franklin Founding Funds
     Allocation VIP Fund --
     Class 2 Shares...............    6,400,091   14,442,748
   Franklin Income VIP Fund --
     Class 2 Shares...............   22,158,003   62,116,693
   Franklin Large Cap Growth VIP
     Fund -- Class 2 Shares.......       16,967       17,998
   Franklin Mutual Shares VIP
     Fund -- Class 2 Shares.......    1,446,141    3,241,876
   Templeton Foreign VIP Fund --
     Class 1 Shares...............      968,637    1,722,224
   Templeton Foreign VIP Fund --
     Class 2 Shares...............      105,179      107,545
   Templeton Global Bond VIP
     Fund -- Class 1 Shares.......      205,705      737,806
   Templeton Growth VIP Fund --
     Class 2 Shares...............    2,437,692    4,145,936
Goldman Sachs Variable Insurance
  Trust
   Goldman Sachs Government
     Money Market Fund --
     Service Shares...............  164,433,249  163,210,799
   Goldman Sachs Large Cap Value
     Fund -- Institutional Shares.      778,826    1,432,242
   Goldman Sachs Mid Cap Value
     Fund -- Institutional Shares.    4,977,016    6,824,334
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core
     Bond Portfolio -- Class 1....      430,380    1,076,347
   JPMorgan Insurance Trust Mid
     Cap Value Portfolio --
     Class 1......................      149,595       61,211
   JPMorgan Insurance Trust
     Small Cap Core Portfolio --
     Class 1......................       43,862      144,643
   JPMorgan Insurance Trust U.S.
     Equity Portfolio -- Class 1..      698,025      301,439

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Cost of     Proceeds
                                  Shares       from
Fund/Portfolio                   Acquired   Shares Sold
--------------                  ----------- -----------
Janus Aspen Series
   Janus Henderson Balanced
     Portfolio --
     Institutional Shares...... $ 6,402,239 $13,503,103
   Janus Henderson Balanced
     Portfolio -- Service
     Shares....................  11,739,472  22,556,207
   Janus Henderson Enterprise
     Portfolio --
     Institutional Shares......   3,568,108   8,967,412
   Janus Henderson Enterprise
     Portfolio -- Service
     Shares....................     456,500     770,604
   Janus Henderson Flexible
     Bond Portfolio --
     Institutional Shares......   1,452,702   3,237,021
   Janus Henderson Forty
     Portfolio --
     Institutional Shares......   6,068,632   6,112,202
   Janus Henderson Forty
     Portfolio -- Service
     Shares....................   2,575,569   2,898,118
   Janus Henderson Global
     Research Portfolio --
     Institutional Shares......     787,915   6,487,936
   Janus Henderson Global
     Research Portfolio --
     Service Shares............     160,204     911,856
   Janus Henderson Global
     Technology Portfolio --
     Service Shares............   1,836,378   2,593,902
   Janus Henderson Overseas
     Portfolio --
     Institutional Shares......   1,537,369   3,238,459
   Janus Henderson Overseas
     Portfolio -- Service
     Shares....................     143,371     330,407
   Janus Henderson Research
     Portfolio --
     Institutional Shares......   2,985,746   8,215,088
   Janus Henderson Research
     Portfolio -- Service
     Shares....................     216,177     869,846
Legg Mason Partners Variable
  Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.....   1,963,991   2,082,666
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I......     657,739   1,216,607
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class II.....   1,212,245   2,746,975
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I...................   1,636,647   3,527,329
MFS(R) Variable Insurance
  Trust
   MFS(R) Investors Trust
     Series -- Service
     Class Shares..............     588,726   1,222,920
   MFS(R) New Discovery
     Series -- Service
     Class Shares..............   4,369,905   6,075,923
   MFS(R) Total Return Series
     -- Service Class Shares...   6,746,099  10,444,733
   MFS(R) Utilities Series --
     Service Class Shares......     453,033   2,687,058
MFS(R) Variable Insurance
  Trust II
   MFS(R) Massachusetts
     Investors Growth Stock
     Portfolio -- Service
     Class Shares..............     621,949   2,690,889
   MFS(R) Strategic Income
     Portfolio -- Service
     Class Shares..............       1,739       3,068
Oppenheimer Variable Account
  Funds
   Oppenheimer Capital
     Appreciation Fund/VA --
     Non-Service Shares........   2,665,052   6,019,702
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares............     798,525   1,146,399
   Oppenheimer Conservative
     Balanced Fund/VA --
     Non-Service Shares........   1,247,976   1,742,888
   Oppenheimer Conservative
     Balanced Fund/VA --
     Service Shares............   2,748,010   4,743,319
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Non-Service Shares........   3,848,811   4,248,890
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Service Shares............   3,578,935   3,306,893
   Oppenheimer Global Fund/VA
     -- Service Shares.........  24,119,241  34,943,717
   Oppenheimer Global
     Strategic Income Fund/VA
     -- Non-Service Shares.....     317,353     689,655
   Oppenheimer Main Street
     Fund/VA -- Service Shares.  45,886,373  29,241,842
   Oppenheimer Main Street
     Small Cap Fund(R)/VA --
     Service Shares............  10,379,273  19,971,186
   Oppenheimer Total Return
     Bond Fund/VA --
     Non-Service Shares........   1,289,023   2,445,752
PIMCO Variable Insurance Trust
   All Asset Portfolio --
     Advisor Class Shares......     591,500   1,371,264
   High Yield Portfolio --
     Administrative
     Class Shares..............  11,483,854  11,459,494
   International Bond
     Portfolio (U.S. Dollar
     Hedged) --
     Administrative
     Class Shares..............     136,774     295,867
   Long-Term U.S. Government
     Portfolio --
     Administrative
     Class Shares..............  13,107,802  11,099,644
   Low Duration Portfolio --
     Administrative
     Class Shares..............  15,116,642  13,649,915
   Total Return Portfolio --
     Administrative
     Class Shares..............  30,185,985  74,733,542

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------            ------------ ------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund. $  1,702,356 $  2,701,072
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares......    1,089,814    3,102,997
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares......    4,206,476    5,595,880
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares..............    8,163,597   12,913,366
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares......   17,890,993   28,937,439
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares......    5,426,561    7,559,675
   Total Return V.I.S.
     Fund -- Class 1
     Shares..............  237,132,153  130,908,204
   Total Return V.I.S.
     Fund -- Class 3
     Shares..............  144,793,723  145,856,783
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares..............    2,859,025    4,641,235
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares....    5,537,918    5,270,599
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares....    1,897,998    4,756,928
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares.....      109,154    1,108,940
   Jennison Portfolio --
     Class II Shares.....      419,655    1,139,379
   Natural Resources
     Portfolio --
     Class II Shares.....   17,894,271   12,573,499
   SP International
     Growth Portfolio --
     Class II Shares.....           --          690
   SP Prudential U.S.
     Emerging Growth
     Portfolio --
     Class II Shares.....           --          713
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2.............    1,078,683    1,515,214

(4)Related Party Transactions

  (a) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2018 and 2017 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2018 and were available to contract owners during 2018.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%    988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
 AB Global Thematic Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.10%    108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
 AB Growth and Income
   Portfolio -- Class B
   2018........................... 1.15% to 2.30%  1,812,252 27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
 AB International Value
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%  4,300,130  9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
 AB Large Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.30%  1,085,426 31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
 AB Small Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 1.95%    555,831 22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2018........................... 0.75% to 1.85%   866,472 18.57 to 17.03 15,185   0.00%     (4.35)% to  (5.42)%
   2017........................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%      26.39% to   24.99%
   2016........................... 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%       1.50% to    0.38%
   2015........................... 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014........................... 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%   195,429 27.62 to 21.47  4,468   0.00%     (5.29)% to  (6.02)%
   2017........................... 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%      25.19% to   24.24%
   2016........................... 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%       0.54% to  (0.22)%
   2015........................... 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014........................... 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
 Invesco V.I. Comstock Fund --
   Series II shares
   2018........................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926   1.38%    (13.64)% to (14.44)%
   2017........................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%      15.88% to   14.82%
   2016........................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%      15.30% to   14.01%
   2015........................... 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%     (7.55)% to  (8.35)%
   2014........................... 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%       7.52% to    6.59%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2018........................... 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017........................... 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016........................... 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
   2015........................... 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%     (6.48)% to  (7.94)%
   2014........................... 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%       7.34% to    5.66%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2018........................... 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017........................... 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016........................... 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
   2015........................... 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%     (4.00)% to  (5.07)%
   2014........................... 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%       7.19% to    5.99%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017........................... 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016........................... 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
   2015........................... 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%     (3.17)% to  (3.91)%
   2014........................... 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%      12.69% to   11.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2018............................ 0.75% to 0.75%       166 17.11 to 17.11      3   1.69%     (0.20)% to  (0.20)%
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
 Invesco V.I. International Growth
   Fund -- Series II shares 2018    1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
 Invesco V.I. Technology Fund --
   Series I shares
   2018............................ 0.75% to 0.75%     4,514  7.24 to  7.24     33   0.00%     (1.20)% to  (1.20)%
   2017............................ 0.75% to 0.75%         0  7.33 to  7.33      0   0.00%      34.12% to   34.12%
   2016............................ 0.75% to 0.75%         0  5.47 to  5.47      0   0.00%     (1.50)% to  (1.50)%
   2015............................ 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014............................ 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2018............................ 1.45% to 2.20%    16,983 26.34 to 13.89    328   1.89%     (8.23)% to  (8.93)%
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VP International Fund -- Class I
   2018........................... 1.45% to 2.20%     35,301 21.20 to  9.21     511   1.26%    (16.46)% to (17.10)%
   2017........................... 1.45% to 2.20%     35,443 25.38 to 11.10     621   0.81%      29.31% to   28.33%
   2016........................... 1.45% to 2.20%     36,661 19.63 to  8.65     507   1.17%     (6.87)% to  (7.57)%
   2015........................... 1.45% to 2.20%     46,651 21.07 to  9.36     684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%     55,397 21.22 to  9.50     822   1.66%     (6.88)% to  (7.59)%
 VP Ultra(R) Fund -- Class I
   2018........................... 1.85% to 2.05%      1,706 23.56 to 22.17      40   0.26%     (1.12)% to  (1.32)%
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%      29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%       2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%       8.40% to    7.58%
 VP Value Fund -- Class I
   2018........................... 1.45% to 1.45%      2,190 26.48 to 26.48      58   1.65%    (10.48)% to (10.48)%
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%       7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%      18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%      11.44% to   11.44%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2018........................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%     (8.02)% to  (8.81)%
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%      12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%      21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2018........................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%     (9.45)% to (10.47)%
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%       6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%      16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2018........................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%     (8.93)% to  (9.95)%
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%      12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%       2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                            Net   Investment
                                   % of Average                           Assets   Income
                                  Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2018.......................... 1.45% to 1.95%   194,084 25.49 to 23.37  4,797   0.00%       1.27% to    0.75%
   2017.......................... 1.45% to 1.95%   169,025 25.17 to 23.20  4,130   0.00%      27.36% to   26.72%
   2016.......................... 1.45% to 1.85%   148,951 19.76 to 18.77  2,900   0.44%       5.99% to    5.56%
   2015.......................... 1.45% to 1.85%   182,292 18.64 to 17.78  3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%   230,781 18.46 to 17.67  4,215   0.35%      12.31% to   11.85%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM /-- Loomis Sayles
   Growth Fund -- Class 1
   2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270   0.00%     (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%      31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%       6.77% to    5.86%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2018.......................... 1.45% to 2.30% 1,219,887   9.98 to 9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017.......................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)...................... 1.45% to 2.40% 1,592,466   9.71 to 9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2018.......................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017.......................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016.......................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
   2015.......................... 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%       6.76% to    6.70%
   2014.......................... 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%      11.03% to   10.98%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2018.......................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017.......................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016.......................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
   2015.......................... 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%     (8.51)% to  (9.07)%
   2014.......................... 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%       8.76% to    8.09%
 DWS Small Mid Cap Value
   VIP -- Class B Shares
   2018.......................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017.......................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016.......................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
   2015.......................... 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%     (3.63)% to  (4.22)%
   2014.......................... 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%       3.57% to    2.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2018........................ 1.45% to 1.45%     3,104 28.44 to 28.44     88   0.57%    (16.72)% to (16.72)%
   2017........................ 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%      13.71% to   13.71%
   2016........................ 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%      13.80% to   13.80%
   2015........................ 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%     (3.70)% to  (3.70)%
   2014........................ 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%      10.47% to   10.47%
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2018........................ 1.45% to 2.05%   117,127  9.43 to  8.77  1,091   1.32%     (0.19)% to  (0.80)%
   2017........................ 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%     (1.11)% to  (1.71)%
   2016........................ 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%     (1.43)% to  (2.03)%
   2015........................ 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%     (1.45)% to  (2.05)%
   2014........................ 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%     (1.46)% to  (2.06)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares
   2018........................ 1.50% to 1.70%   489,649 12.03 to 11.59  5,897   1.75%     (5.84)% to  (6.04)%
   2017........................ 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%      13.61% to   13.38%
   2016........................ 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%       8.72% to    8.50%
   2015........................ 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%     (4.60)% to  (5.32)%
   2014........................ 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%      11.81% to   10.96%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2018........................ 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................ 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................ 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2018........................ 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................ 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................ 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
 Federated High Income Bond
   Fund II -- Service Shares
   2018........................ 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%     (4.84)% to  (5.66)%
   2017........................ 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%       5.02% to    4.12%
   2016........................ 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%      12.87% to   11.90%
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Kaufmann Fund II --
   Service Shares
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54  16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29  18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39  17,713   0.00%      1.92% to    0.94%
   2015............................. 1.45% to 2.40%   782,264 28.44 to 13.26  20,458   0.00%      4.61% to    3.61%
   2014............................. 1.45% to 2.40%   878,186 27.18 to 12.80  21,843   0.00%      7.85% to    6.81%
 Federated Managed Volatility
   Fund II -- Primary Shares
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80   8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53  36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38   4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
 VIP Balanced Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00  57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60% 1,750,240 83.06 to 26.64  86,785   0.69%    (7.46)% to  (7.88)%
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.55%  4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%     (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%      10.04% to    8.81%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2018......................... 1.45% to 1.70%     60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%     (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%       9.06% to    8.61%
 VIP Equity-Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%  1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%     (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%       7.47% to    6.98%
 VIP Equity-Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%     (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%       6.91% to    5.71%
 VIP Growth & Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%    669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%     (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to    8.71%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%     (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%       8.63% to    8.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%       4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%      11.36% to   10.41%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%       3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%      10.32% to    9.09%
 VIP Growth Portfolio --
   Initial Class
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%       5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%      10.02% to    9.52%
 VIP Growth Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
 VIP Mid Cap Portfolio --
   Initial Class
   2018......................... 0.75% to 0.75%        212  41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%      11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%       5.49% to    5.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
   2015......................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014......................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
 VIP Overseas Portfolio --
   Initial Class
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
   2015......................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014......................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
   2015......................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014......................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
   2015......................... 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033   2.95%     (7.57)% to  (8.61)%
   2014......................... 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685   2.81%       1.36% to    0.23%
 Franklin Income VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%
   2015......................... 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887   4.63%     (8.40)% to  (9.43)%
   2014......................... 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304   4.98%       3.10% to    1.95%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2018......................... 1.45% to 2.05%      6,687 24.66 to 18.50     160   0.00%     (2.90)% to  (3.50)%
   2017......................... 1.45% to 2.05%      7,145 25.40 to 19.17     176   0.62%      26.26% to   25.49%
   2016......................... 1.45% to 2.05%      8,656 20.12 to 15.28     168   0.00%     (3.21)% to  (3.80)%
   2015......................... 1.45% to 2.05%     10,902 20.78 to 15.88     219   0.26%       4.09% to    3.46%
   2014......................... 1.45% to 2.05%     13,687 19.97 to 15.35     266   1.08%      10.83% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2018.......................... 1.45% to 2.30%    684,419 21.85 to 12.64  11,807   2.31%    (10.39)% to (11.17)%
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2018.......................... 1.15% to 1.60%    401,348 14.07 to 13.20   5,399   2.92%    (16.25)% to (16.63)%
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%     42,632 19.52 to  8.42     561   2.63%    (16.68)% to (17.31)%
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618 20.37 to  8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044 19.28 to  8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930 20.92 to  9.31   1,342   1.82%    (12.42)% to (13.09)%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 1.40%    293,263 18.86 to 18.20   5,388   0.00%       1.03% to    0.78%
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%    683,681 11.42 to 10.37   7,356   2.14%    (16.09)% to (16.73)%
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855  9.75 to  9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 1.60%   331,048 16.71 to 15.82  5,486   1.22%     (9.51)% to  (9.93)%
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 2.30%   882,773 37.03 to 16.53 29,982   1.26%    (11.49)% to (12.53)%
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2018........................... 1.45% to 2.20%   196,996 14.15 to 12.21  2,659   2.55%     (1.41)% to  (2.16)%
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    20,960 29.26 to  9.31    332   0.85%    (13.12)% to (13.79)%
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2018........................... 1.45% to 2.20%     5,359 29.60 to 11.34     93   0.47%    (13.21)% to (13.88)%
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    58,934 23.24 to 18.16  1,297   0.72%     (7.53)% to  (8.24)%
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,541,152 60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.55% 4,557,252 26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60%   770,451 95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   320,337 14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592  10.18 to 9.88   4,893   0.03%     10.56% to   10.33%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   397,166 22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85  31,632   1.16%      1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
 Janus Henderson Global
   Technology Portfolio --
   Service Shares
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research
   Portfolio -- Service Shares
   2018............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%    (4.30)% to  (4.50)%
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2018............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%    (9.90)% to (10.68)%
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2018............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%    (5.96)% to  (6.39)%
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2018............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%    (6.38)% to  (7.24)%
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%    (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%      9.11% to    8.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net   Investment
                                  % of Average                            Assets   Income
                                 Net Assets (1)   Units     Unit Value     000s  Ratio (2)    Total Return (3)
                                 -------------- --------- --------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2018......................... 1.15% to 2.30%   504,833  34.59 to 22.65 11,086   0.00%     (2.85)% to  (3.99)%
   2017......................... 1.15% to 2.30%   648,451  35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016......................... 1.15% to 2.30%   663,903  28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015......................... 1.15% to 2.30%   790,831  26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014......................... 1.15% to 2.30%   997,867  27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
 MFS(R) Total Return Series --
   Service Class Shares
   2018......................... 1.45% to 2.55% 2,530,043  19.77 to 12.14 37,918   1.94%     (7.24)% to  (8.29)%
   2017......................... 1.45% to 2.55% 2,899,860  21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016......................... 1.45% to 2.55% 3,278,568  19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015......................... 1.45% to 2.55% 3,461,844  18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014......................... 1.45% to 2.55% 3,952,024  18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
 MFS(R) Utilities Series --
   Service Class Shares
   2018......................... 1.45% to 2.20%   481,645  41.77 to 23.92 13,016   0.84%     (0.66)% to  (1.42)%
   2017......................... 1.45% to 2.20%   564,347  42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016......................... 1.45% to 2.20%   700,916  37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015......................... 1.45% to 2.20%   790,491  33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014......................... 1.45% to 2.20%   909,300  40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2018......................... 1.45% to 2.30%   471,532  12.70 to 12.29  5,961   0.32%     (0.89)% to  (1.75)%
   2017......................... 1.45% to 2.30%   649,434  12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016......................... 1.45% to 2.30%   728,673  10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015......................... 1.45% to 2.30%   752,771   9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2018......................... 1.45% to 1.45%     2,405  10.70 to 10.70     26   3.81%     (3.53)% to  (3.53)%
   2017......................... 1.45% to 1.45%     2,592  11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016......................... 1.45% to 1.45%     3,021  10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015......................... 1.45% to 1.45%     2,133   9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014......................... 1.45% to 1.45%     2,710  10.35 to 10.35     28   3.06%       1.49% to    1.49%
Oppenheimer Variable Account Funds
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2018......................... 1.15% to 1.60%   484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
   2015......................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014......................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%      14.08% to   13.57%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.10%   181,202 23.23 to 16.62   3,765   0.00%     (7.33)% to  (7.94)%
   2017........................ 1.45% to 2.10%   207,692 25.07 to 18.05   4,645   0.01%      24.68% to   23.86%
   2016........................ 1.45% to 2.10%   243,018 20.11 to 14.57   4,386   0.11%     (3.84)% to  (4.47)%
   2015........................ 1.45% to 2.10%   310,174 20.91 to 15.26   5,764   0.00%       1.77% to    1.10%
   2014........................ 1.45% to 2.10%   354,443 20.54 to 15.09   6,506   0.18%      13.46% to   12.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   331,475 47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017........................ 1.15% to 1.60%   349,035 50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016........................ 1.15% to 1.60%   375,945 46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
   2015........................ 1.15% to 1.60%   402,826 44.70 to 13.81  11,608   2.23%     (0.33)% to  (0.78)%
   2014........................ 1.15% to 1.60%   461,073 44.85 to 13.92  13,513   2.06%       6.95% to    6.47%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,637,908 12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017........................ 1.45% to 2.55% 1,871,679 13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016........................ 1.45% to 2.55% 2,125,261 12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
   2015........................ 1.45% to 2.55% 2,185,061 11.82 to  8.40  22,063   2.02%     (0.89)% to  (2.00)%
   2014........................ 1.45% to 2.55% 2,531,912 11.92 to  8.57  25,907   1.80%       6.45% to    5.26%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   374,862 92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017........................ 1.15% to 1.60%   432,839 99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016........................ 1.15% to 1.60%   507,574 78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
   2015........................ 1.15% to 1.60%   585,281 77.47 to 15.74  25,561   0.00%       5.38% to    4.90%
   2014........................ 1.15% to 1.60%   647,143 73.51 to 15.01  26,705   0.00%       4.57% to    4.09%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2018........................ 1.45% to 1.70%   267,456 26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017........................ 1.45% to 1.70%   297,883 28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016........................ 1.45% to 1.70%   293,900 22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
   2015........................ 1.45% to 1.85%   336,364 22.34 to 16.95   7,457   0.00%       4.81% to    4.38%
   2014........................ 1.45% to 1.85%   147,843 21.32 to 16.23   3,123   0.00%       3.99% to    3.57%
 Oppenheimer Global Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 2,993,966 32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   271,723 10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2018........................ 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2018........................ 1.45% to 1.95%   418,106 14.54 to 13.56   5,902   3.00%     (6.83)% to  (7.30)%
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
 High Yield Portfolio --
   Administrative Class Shares
   2018........................ 1.45% to 2.55% 2,234,519 20.44 to 13.46  40,479   5.09%     (4.07)% to  (5.14)%
   2017........................ 1.45% to 2.55% 2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55% 2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55% 5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55% 4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                             Net    Investment
                                      % of Average                            Assets    Income
                                     Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2018............................. 1.50% to 1.70%    109,339 20.09 to 19.35   2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%      4.88% to    4.67%
   2015............................. 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%    (1.21)% to  (1.41)%
   2014............................. 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%      9.49% to    9.27%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2018............................. 1.45% to 2.55%  1,818,776 19.24 to 15.17  34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%    (0.78)% to  (1.89)%
   2015............................. 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%    (2.82)% to  (3.71)%
   2014............................. 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%     22.22% to   21.10%
 Low Duration Portfolio --
   Administrative Class Shares
   2018............................. 1.45% to 2.55%  3,842,840 12.22 to 10.36  44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%    (0.06)% to  (1.17)%
   2015............................. 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%    (1.14)% to  (2.24)%
   2014............................. 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%    (0.61)% to  (1.72)%
 Total Return Portfolio --
   Administrative Class Shares
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
   2015............................. 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%    (0.71)% to  (2.11)%
   2014............................. 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%      3.08% to    1.62%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
   2015............................. 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%      6.67% to    6.08%
   2014............................. 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%     15.74% to   15.27%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
   2015............................. 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014............................. 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%     (3.39)% to  (4.72)%
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%      27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%       1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%       2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%      13.20% to   11.66%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%     (6.42)% to  (8.13)%
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%       5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%       7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%       3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%      30.91% to   28.54%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%     (5.45)% to  (6.93)%
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%      20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%      10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%       0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%      12.43% to   10.62%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95  33,273   0.00%     (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03  37,546   0.00%       2.58% to    1.38%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80 791,790   1.68%     (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25 922,904   1.64%       4.53% to    2.90%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%     (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%       3.55% to    2.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2018............................ 0.75% to 1.85%   961,239 21.46 to 19.99 19,507   0.80%     (4.13)% to  (5.19)%
   2017............................ 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908   0.75%      19.02% to   17.70%
   2016............................ 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936   1.13%       8.49% to    7.29%
   2015............................ 0.75% to 1.85% 1,586,449 17.33 to 16.70 27,033   1.04%     (3.04)% to  (4.11)%
   2014............................ 0.75% to 1.85% 1,698,913 17.87 to 17.41 30,273   0.92%      11.93% to   10.69%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   948,595 41.41 to 17.38 24,702   0.00%       1.02% to    0.57%
   2017............................ 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030   0.00%      26.99% to   26.42%
   2016............................ 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240   0.00%     (1.97)% to  (2.41)%
   2015............................ 1.15% to 1.60% 1,416,213 32.93 to 14.00 29,781   0.00%       0.55% to    0.09%
   2014............................ 1.15% to 1.60% 1,570,602 32.75 to 13.99 33,343   0.15%       9.71% to    9.21%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   721,107 27.39 to 20.00 17,042   0.00%       0.26% to  (0.19)%
   2017............................ 1.15% to 1.60%   846,955 27.31 to 20.04 20,024   0.00%      27.26% to   26.68%
   2016............................ 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672   0.00%       5.02% to    4.55%
   2015............................ 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014............................ 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
   2015............................ 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014............................ 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
 Jennison Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
   2015............................ 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014............................ 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
 Natural Resources Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.55% 5,833,693  11.55 to 5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745  14.37 to 6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289  14.66 to 6.59 24,862   0.00%      23.02% to   21.65%
   2015............................ 1.45% to 2.55% 2,722,626  11.92 to 5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014............................ 1.45% to 2.55% 2,499,308  17.00 to 7.81 23,988   0.00%    (20.96)% to (21.84)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                        Expense as a                          Net   Investment
                                        % of Average                         Assets   Income
                                       Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2018............................... 1.55% to 1.55%      14 12.10 to 12.10     0    0.00%    (14.55)% to (14.55)%
   2017............................... 1.55% to 1.55%      63 14.16 to 14.16     1    0.00%      33.33% to   33.33%
   2016............................... 1.55% to 1.55%     115 10.62 to 10.62     1    0.00%     (5.64)% to  (5.64)%
   2015............................... 1.55% to 1.55%     172 11.25 to 11.25     2    0.00%       1.49% to    1.49%
   2014............................... 1.55% to 1.55%     229 11.09 to 11.09     3    0.00%     (7.57)% to  (7.57)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2018............................... 1.55% to 1.55%     653 23.67 to 23.67    15    0.00%     (9.60)% to  (9.60)%
   2017............................... 1.55% to 1.55%     671 26.18 to 26.18    18    0.00%      20.06% to   20.06%
   2016............................... 1.55% to 1.55%     686 21.81 to 21.81    15    0.00%       2.21% to    2.21%
   2015............................... 1.55% to 1.55%     704 21.34 to 21.34    15    0.00%     (4.24)% to  (4.24)%
   2014............................... 1.55% to 1.55%   1,170 22.28 to 22.28    26    0.00%       7.46% to    7.46%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2018............................... 1.45% to 1.95% 272,196 25.48 to 24.41 6,896    0.00%     (1.19)% to  (1.69)%
   2017............................... 1.45% to 1.95% 312,906 25.79 to 24.83 8,030    0.01%      32.65% to   31.98%
   2016............................... 1.45% to 1.95% 121,717 19.44 to 18.81 2,358    0.00%     (0.94)% to  (1.44)%
   2015............................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%     (0.13)% to  (0.63)%
   2014............................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%       2.36% to    1.84%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2018, 2017 and 2016

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    INDEX TO STATUTORY FINANCIAL STATEMENTS

                                                                            PAGE
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1/ /and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2019

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                2018      2017
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,329.0 $11,278.2
   Preferred stocks --
     nonaffiliates...........      46.5      46.5
   Common stocks --
     affiliates..............     180.4     196.6
   Common stocks --
     nonaffiliates...........      24.0      16.1
   Mortgage loans............   1,867.2   1,775.4
   Real estate...............      12.1      10.8
   Contract loans............     507.5     522.4
   Cash, cash
     equivalents and
     short-term
     investments.............     307.2     360.0
   Other invested assets.....      84.0      93.8
   Receivable for
     securities..............       4.9       5.2
   Derivative assets.........      42.3      82.7
   Securities lending
     reinvested
     collateral..............      24.0      43.5
                              --------- ---------
       Total cash and
         invested assets.....  14,429.1  14,431.2

Amounts recoverable from
  reinsurers and funds
  held.......................     471.4     466.0
Deferred tax asset...........     153.3     109.8
Guaranty funds receivable....       7.4       8.0
Premiums and accounts
  receivable.................     492.4     519.5
Investment income due
  and accrued................     131.5     128.1
Receivable from parent,
  subsidiaries and
  affiliates.................        --      30.5
Current Federal and
  foreign income tax
  recoverable and
  interest thereon...........      24.9       0.8
Other assets.................      23.0      28.5
Separate account assets......   5,451.1   6,722.1
                              --------- ---------
       Total admitted
         assets.............. $21,184.1 $22,444.5
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                 2018       2017
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,188.3  $ 7,229.2
   Aggregate reserves --
     annuity contracts.......   4,811.3    4,816.5
   Aggregate reserves --
     accident and health
     policies................       1.3        1.5
   Liability for
     deposit-type
     contracts...............     775.9      647.8
   Liability for policy
     and contract claims.....     107.9       91.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       6.5        7.5
   Other amounts payable
     on reinsurance..........     127.3      133.7
   Interest maintenance
     reserve.................      25.0       37.4
   Commissions payable.......       0.2        0.4
   General expenses due
     or accrued..............       1.5        1.9
   Transfers to separate
     accounts due or
     accrued.................     (14.2)     (34.9)
   Taxes, licenses, and
     fees due or accrued.....       9.2       11.6
   Current Federal
     income tax payable......        --        6.6
   Unearned investment
     income..................       7.2        7.6
   Amounts withheld or
     retained by company
     as agent or trustee.....      11.3       11.8
   Remittances and items
     not allocated...........      22.0       30.3
   Asset valuation
     reserve.................      75.2       98.9
   Payable to parent,
     subsidiaries and
     affiliates..............       4.6         --
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,379.6    1,253.0
   Payable for
     securities lending......      24.0       43.5
   Payable for securities....       4.6        7.0
   Derivative liabilities....        --        2.0
   Payable for
     collateral received
     from derivatives
     counterparties..........      10.1       29.0
   Separate account
     liabilities.............   5,451.1    6,722.1
                              ---------  ---------
       Total liabilities.....  20,030.2   21,155.7
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (328.4)    (193.5)
                              ---------  ---------
       Total capital and
         surplus.............   1,153.9    1,288.8
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,184.1  $22,444.5
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                    2018      2017       2016
                                  --------  --------  ---------
Revenues:
   Premiums and annuity
     considerations.............. $    6.4  $  520.7  $(2,356.6)
   Considerations for
     supplementary
     contracts with life
     contingencies...............     17.1      18.8       18.1
   Net investment income.........    639.8     669.2      741.6
   Amortization of
     interest
     maintenance reserve.........       --        --       (2.8)
   Commissions and
     expense allowances
     on reinsurance ceded........    274.2     143.8    3,325.3
   Reserve adjustments
     on reinsurance ceded........    (11.4)    (82.7)    (404.5)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................    116.2     124.7      127.2
   Other income..................     29.2      28.5       26.1
                                  --------  --------  ---------
       Total revenues............  1,071.5   1,423.0    1,474.4
                                  --------  --------  ---------
Benefits:
   Death benefits................    400.2     441.2      417.2
   Matured endowments............      3.0       2.4        1.4
   Annuity benefits..............    402.5     417.8      414.9
   Disability benefits
     and benefits under
     accident and health
     policies....................      3.9       4.1        4.5
   Surrender benefits
     and other fund
     withdrawals.................    701.7     783.8      735.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     13.4      12.8       12.1
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     25.4      24.5       25.2
   Increase (decrease)
     in aggregate
     reserves -- life,
     annuity and
     accident and health.........    (46.3)    233.2     (333.4)
                                  --------  --------  ---------
       Total benefits............  1,503.8   1,919.8    1,277.6
                                  --------  --------  ---------
Expenses:
   Commissions...................    124.5     188.6      560.7
   General insurance
     expenses....................    137.4     140.8      166.6
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     25.4      25.3       33.0
   Net transfer from
     separate accounts...........   (565.6)   (607.7)    (575.8)
   Other expenses................     57.1    (250.2)      85.2
                                  --------  --------  ---------
       Total expenses............   (221.2)   (503.2)     269.7
                                  --------  --------  ---------
       Total benefits
         and expenses............  1,282.6   1,416.6    1,547.3
                                  --------  --------  ---------
          Gain (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (211.1)      6.4      (72.9)
Federal and foreign
  income taxes...................    (18.8)     51.9      120.4
                                  --------  --------  ---------
          Loss before
            realized
            capital
            gains
            (losses).............   (192.3)    (45.5)    (193.3)
Realized capital gains
  (losses), net..................    (17.2)     13.4     (107.9)
                                  --------  --------  ---------
          Net loss............... $ (209.5) $  (32.1) $  (301.2)
                                  ========  ========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                           Common stock
                           -------------
                                                   Unassigned
                                          Paid in   surplus
                           Amount Shares  surplus  (deficit)    Total
                           ------ ------ --------  ---------- --------
Balances as of
  December 31, 2015....... $25.6  25,651 $1,485.2   $ 158.0   $1,668.8
   Net loss...............    --      --       --    (301.2)    (301.2)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --      34.0       34.0
   Change in net
     deferred tax assets..    --      --       --    (209.5)    (209.5)
   Change in nonadmitted
     assets...............    --      --       --     213.9      213.9
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --      59.7       59.7
   Change in asset
     valuation reserve....    --      --       --     (10.9)     (10.9)
   Payment under tax
     assumption agreement.    --      --    (36.0)       --      (36.0)
   Changes in surplus as
     a result of
     reinsurance..........    --      --       --      68.7       68.7
   Other..................    --      --      7.5      (7.5)        --
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2016.......  25.6  25,651  1,456.7       5.2    1,487.5
   Net loss...............    --      --       --     (32.1)     (32.1)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --     (28.9)     (28.9)
   Change in net
     deferred tax assets..    --      --       --    (128.1)    (128.1)
   Change in nonadmitted
     assets...............    --      --       --      39.3       39.3
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --       0.3        0.3
   Change in asset
     valuation reserve....    --      --       --       1.6        1.6
   Change in surplus as
     a result of
     reinsurance..........    --      --       --     (39.6)     (39.6)
   Prior period
     correction -
     universal life
     insurance reserves,
     net of tax benefit
     of $6.0..............    --      --       --     (11.2)     (11.2)
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2017.......  25.6  25,651  1,456.7    (193.5)   1,288.8
   Net loss...............    --      --       --    (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --    (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses.....    --      --       --      (0.5)      (0.5)
   Change in net
     deferred tax assets..    --      --       --      34.0       34.0
   Change in nonadmitted
     assets...............    --      --       --      13.1       13.1
   Change in asset
     valuation reserve....    --      --       --      23.7       23.7
   Change in surplus as
     a result of
     reinsurance..........    --      --       --      39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth Financial...    --      --       --     103.2      103.2
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2018....... $25.6  25,651 $1,456.7   $(328.4)  $1,153.9
                           =====  ====== ========   =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                            2018      2017      2016
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $   30.6  $  503.9  $  302.4
   Net investment income.................    619.0     638.5     716.4
   Miscellaneous income..................    448.2     167.2     105.6
                                          --------  --------  --------
          Total cash
            provided
            from revenues................  1,097.8   1,309.6   1,124.4
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,445.1   1,565.3   1,145.3
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (586.3)   (615.5)   (570.2)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    283.3     264.5     324.1
   Federal and foreign
     taxes paid, net of
     capital gains
     (losses)............................      6.3      16.4     127.7
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,148.4   1,230.7   1,026.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............    (50.6)     78.9      97.5
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,614.4   1,605.3   1,704.2
       Stocks............................      0.6      33.6     309.1
       Mortgage loans....................    210.9     135.5     215.8
       Real estate.......................      0.2        --      17.8
       Other invested
         assets..........................      7.7       8.9      10.1
       Miscellaneous
         proceeds........................     49.9     102.9       6.7
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,883.7   1,886.2   2,263.7
                                          --------  --------  --------
   Cost of investments
     acquired (long-term
     only):
       Bonds.............................  1,663.3   1,393.6   1,683.0
       Stocks............................      8.5      11.8     117.5
       Mortgage loans....................    302.9     239.8     167.1
       Real estate.......................      1.9       0.9       0.1
       Other invested
         assets..........................      0.1      10.0       1.4
       Miscellaneous
         applications....................      2.5      34.9     128.4
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,979.2   1,691.0   2,097.5
   Net increase
     (decrease) in
     contract loans and
     premium notes.......................    (15.9)    (11.8)     30.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    (79.6)    207.0     135.3
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................      0.2    (165.5)   (213.4)
       Capital and paid
         in surplus,
         less treasury
         stock...........................       --        --     (28.5)
       Other cash
         provided
         (applied).......................     77.2     (61.7)    111.7
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................     77.4    (227.2)   (130.2)
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................    (52.8)     58.7     102.6
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    360.0     301.3     198.7
                                          --------  --------  --------
   End of year........................... $  307.2  $  360.0  $  301.3
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                            2018     2017      2016
                          -------  -------  ---------
Supplemental information:
   Interest
     capitalization --
     net investment
     income.............. $ (14.3) $ (17.6) $   (21.1)
   Interest
     capitalization --
     bond purchases......   (14.3)   (17.6)     (21.1)
   Securities exchanged
     -- bond proceeds....  (143.2)   (94.6)    (123.5)
   Securities exchanged
     -- bond purchases...  (143.2)   (94.6)    (123.5)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid................    (3.9)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds............  (231.0)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases...........  (330.3)      --         --
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement...........  (103.2)      --         --
   Rivermont account
     value adjustment --
     benefits and loss
     related.............
   payments..............   (27.5)      --         --
   Rivermont account
     value adjustment --
     stock purchases.....   (27.5)      --         --
   Transfer from bonds
     to other invested
     assets -- bonds.....      --     (4.0)        --
   Transfer from bonds
     to other invested
     assets -- other
     invested assets.....      --     (4.0)        --
   Reinsurance treaties
     -- premiums.........      --    (36.2)   2,601.2
   Reinsurance treaties
     -- commissions......      --   (207.1)  (2,543.2)
   Reinsurance treaties
     -- bond purchases...      --   (177.3)        --
   Reinsurance treaties
     -- mortgage loan
     purchases...........      --    (48.7)        --
   Reinsurance treaties
     -- contract loans...      --     14.9         --
   Reinsurance treaties
     -- stock purchases..      --       --         --
   Reinsurance treaties
     -- benefits and
     loss related
     payments............      --       --      318.1
   Reinsurance treaties
     -- miscellaneous
     income..............      --       --      100.0
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     affiliates..........      --       --     (276.1)
   Transfer of bonds
     from affiliates.....      --       --       (1.3)
   Transfer of bonds
     from affiliates.....      --       --        1.3


           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2018:

                                                                  2018
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company IX ("RLIC IX")............ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         Rivermont Life Insurance Company I ("Rivermont")....... 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2018, the Company also owns 100% of the common stock of Assigned Settlement Inc. ("ASI"), which is fully nonadmitted.

   The Company's direct subsidiaries previously included River Lake Insurance Company ("RLIC"), River Lake Insurance Company II ("RLIC II") and River Lake Insurance Company IV Limited ("RLIC IV"). RLIC and RLIC II were dissolved on April 11, 2016. RLIC IV was dissolved on December 1, 2016.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("Parent"), a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger").

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of the Merger as soon as possible. In December 2018 and January 2019, Genworth received the remaining approvals from its U.S. domestic insurance regulators. These approvals had multiple conditions, including but not limited to, the Merger being consummated without the purchase of the Company from GLIC by a Genworth intermediate holding company, which had been initially proposed and which Genworth refers to as the "GLAIC unstacking." Genworth's U.S. domestic regulatory approvals included the approval from the Delaware Department of Insurance (the "Delaware Department"). Genworth and China Oceanwide worked with the Delaware Department and other regulators to obtain approval of the Merger without the GLAIC unstacking throughout the second half of 2018. As part of the Delaware Department approval, Genworth and China Oceanwide agreed, following the Merger, Genworth Holdings, Inc. ("Genworth Holdings") will contribute $175.0 to GLIC, which was previously committed by Genworth to be used as partial consideration for the GLAIC unstacking. The $175.0 will be contributed in three equal

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

tranches, with the first contribution completed by the end of March 2019, the second contribution completed by the end of September 2019 and the final contribution completed by the end of January 2020. In addition, at or before the closing of the Merger, the Company will purchase from GLIC an intercompany note with a principal amount of $200.0. This intercompany note was issued by Genworth Holdings to GLIC, with Genworth Holdings obligated to pay the principal amount on the maturity date of March 2020. The purchase price will be at fair value, but not less than $200.0. No changes will be made to the existing terms of the intercompany note, other than Genworth Holdings will now pay the Company the principal amount of the note at maturity.

   On March 14, 2019, Genworth, Parent and Merger Sub entered into a ninth waiver and agreement ("Ninth Waiver and Agreement") pursuant to which Genworth and Parent each agreed to waive until April 30, 2019 its right to terminate the Merger Agreement and abandon the Merger in accordance with the terms of the Merger Agreement. The Ninth Waiver and Agreement extended the eighth waiver and agreement extension deadline of March 15, 2019 to allow additional time for the remaining regulatory approval and clearance processes. Given closing of the transaction extended past March 31, 2019, timing of the initial tranche of the $175.0 post-closing capital commitment to GLIC from Genworth Holdings will need to be adjusted.

  (b) Nature of Business

   The Company is one of a number of subsidiaries of Genworth that provides insurance, investment and financial solutions. The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of the Company's offerings for traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

   The Company also has non-strategic products which have not been actively sold since 2011, but it continues to service its existing blocks of business. The Company's non-strategic products include variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and previously included funding agreements backing notes ("FABNs"). Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no permitted accounting practices that vary from prescribed accounting. However, certain of the Company's subsidiaries have such permitted practices granted by their respective state of domicile as described in Note 2(b).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (d) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net loss.

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

  . Interest Maintenance Reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset Valuation Reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts including policy charges are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net loss and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (e) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (f) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. In applying the retrospective adjustment method, the Company elected to use the book value as of January 1, 1994 as the cost for securities purchased prior to January 1, 1994 where historical cash flows are not readily available. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. There were no nonadmitted amounts related to bond holdings as of December 31, 2018 and 2017.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. See Note 1(u).

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2018 and 2017, the Company's investment in real estate consisted of properties occupied by the Company of $12.1 and $10.8, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, owns certain mortgage loans contributed by the Company. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in bonds and short-term investments, which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (g) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

   For single name credit default swaps, an income approach is used to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of derivatives and results in these derivatives being classified as Level 2.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (h) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2018 and 2017, the Company's nonadmitted investment income due and accrued was zero.

  (i) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (j) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method, except variable annuities which use the Commissioners' Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (l) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into loss on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (m) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (n) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned funds (surplus) in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (o) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (p) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (q) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2018 and 2017, EDP equipment and operating software and non-operating software totaled $10.0 and $11.4, respectively. For the years ended December 31, 2018, 2017 and 2016 total depreciation expense for EDP equipment and operating software and non-operating software was $5.7, $8.0, and $10.4, respectively. Of these amounts, $0.3, $0.2 and $0.4 were related to EDP equipment and operating software as of December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, total accumulated depreciation totaled $123.1 and $118.8, respectively, inclusive of $0.5 in each year related to EDP equipment and operating software.

  (r) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses interest rate swaps, equity index options, equity return swaps, credit default swaps and financial futures for hedging. Interest rate swaps and interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Equity index options, equity futures, and equity return swaps are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Interest rate swaps that qualify for hedge accounting and certain credit default swaps used in replication transactions are carried at amortized cost while non-qualifying interest rate swaps, and credit default swaps are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

  (s) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (t) Going Concern

   As of December 31, 2018, the Company's management does not have any doubts about the Company's ability to continue as a going concern.

  (u) Accounting Changes

   In February 2018, the NAIC's Statutory Accounting Principles Working Group ("SAPWG") issued guidance on accounting for the Tax Cuts and Jobs Act ("TCJA") regarding a limited scope exception to SSAP No. 9, Subsequent Events. In this guidance, the SAPWG adopted many of the provisions issued by the U.S. Securities Exchange Commission in Staff Accounting Bulletin 118 with regard to estimates under the TCJA. For items under the TCJA that are complete, the Company reflected the income tax effects in its 2017 statutory financial statements. Reasonable estimates updated and/or established after the issuance of the 2017 statutory financial statements but before the issuance of the year end 2017 audited statutory financial statements, were not recognized as Type I subsequent events. Instead, these changes, as well as future changes in estimates shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, when the information necessary to update the estimate becomes available. In May 2018, the NAIC adopted revisions to SSAP No. 101 which were effective upon adoption. See Note 6 for additional discussion.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

   In August 2017, the NAIC adopted modifications to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, which were effective upon adoption and applied on a prospective basis. These modifications clarify that cash equivalents and short-term investments are reported in the restricted asset disclosures. These modifications did not have an impact on the Company's financial statements or disclosures.

   In April 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which were effective on January 1, 2017 and applied on a prospective basis. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a SCA entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications, which did not have an impact on the Company's financial statements.

   In June 2017, the NAIC adopted modifications to SSAP No. 37, which were effective upon adoption and applied on a prospective basis. These modifications clarify that a reporting entity providing a mortgage loan as a "participant in a mortgage loan agreement," should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 2(c).

   In March 2017, the NAIC adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which were effective on January 1, 2017 and applied on a prospective basis. The revisions allow for the discounting of liabilities for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

guaranty funds and the related assets recognized from accrued and paid liability assessments from insolvencies of entities that wrote LTC contracts and required new disclosures. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 7.

   In December 2016, the NAIC adopted substantive revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, which were effective on December 31, 2017 and applied on a prospective basis. These revisions reclassified money market mutual funds from short-term investments to cash equivalents and required that money market mutual funds be valued at fair value or net asset value as a practical expedient. These revisions did not have a significant impact on the Company's capital and surplus, with the only impact being the exclusion of money market mutual funds from the calculation of AVR under the revised guidance.

   In November 2016, the NAIC adopted modifications to SSAP No. 56, Separate Accounts, which were effective on December 31, 2017 and applied on a prospective basis. These revisions removed disclosures related to total maximum guarantees. These modifications did not have an impact on the Company's financial statements; however, disclosures were removed from Note 10.

   In June 2016, the NAIC adopted SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications added accounting guidance for short sales and required new disclosures about short sale transactions. This adoption did not have an impact on the Company's financial statements.

   In August 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of Principle-Based Reserves, which were effective on January 1, 2017. For life insurance policies issued during 2017 through 2019, the first three years following the operative date of the Valuation Manual, the Valuation Manual allows companies to continue using the current reserve methodologies. The Company elected the three-year phased in approach with the first year of impact in the financial statements for the year ending
December 31, 2020; therefore, there was no impact on the Company's financial statements in 2017 or 2018.

   In June 2016, the NAIC adopted modifications to SSAP No. 26R, Bonds, and SSAP No. 43R, Loan-backed and Structured Securities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses. These modifications also added specific disclosures related to securities sold, redeemed or otherwise disposed of as a result of a callable feature. These modifications did not have a significant impact on the Company's financial statements; however, additional disclosures were included in Note 2(e).

   In April 2016, the NAIC adopted substantive revisions to SSAP No. 41R, Surplus Notes, which were effective on January 1, 2017 and applied on a prospective basis. These revisions required that the surplus notes with a designation equivalent to NAIC 1 or NAIC 2 be reported at amortized cost and all other surplus notes be reported at the lesser of amortized cost or fair value. The revisions also incorporated guidance to clarify when surplus notes shall be nonadmitted, have an unrealized loss, and undergo an OTTI assessment. These revisions did not have an impact on the Company's financial statements.

  (v) Correction of Error

   During 2017, the Company recorded a prior period correction related to Actuarial Guideline 38 ("AG38") part 8D reserves for lapse assumptions on certain of its universal life insurance products with secondary guarantees. To record this correction, the Company increased the aggregate reserves for life contracts by $17.2 and net deferred tax assets by $6.0, with an offsetting decrease of $11.2 to unassigned surplus as of January 1, 2017, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2018 and 2017, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2018
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   611.0 $ 84.3    $ --   $  (6.7)  $  --   $   688.6
   All other governments.     118.9    8.4      --      (1.7)     --       125.6
   States, territories,
     and possessions.....     153.5   15.5      --      (0.2)     --       168.8
   Special revenue and
     special assessment
     obligations.........     361.7   39.3      --      (1.0)     --       400.0
   Industrial and
     miscellaneous.......   7,800.8  284.9      --    (247.8)     --     7,837.9
   Residential
     mortgage-backed.....     847.9   56.5     0.5      (6.5)     --       898.4
   Commercial
     mortgage-backed.....     820.8    8.8      --     (18.7)     --       810.9
   Other asset-backed
     structured
     securities..........     538.5    2.8      --      (4.6)     --       536.7
   Hybrids...............      75.9    0.8      --      (3.3)   (0.9)       72.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,329.0  501.3     0.5    (290.5)   (0.9)   11,539.4
Preferred and common
  stocks -- nonaffiliates      70.5    0.6      --      (2.2)     --        68.9
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,399.5 $501.9    $0.5   $(292.7)  $(0.9)  $11,608.3
                          =========  ======    ====  =======   =====   =========

                                                2017
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   715.0 $117.8    $ --   $  (0.9)  $  --   $   831.9
   All other governments.     144.7   18.4      --      (0.5)     --       162.6
   States, territories,
     and possessions.....     185.3   23.7      --      (0.2)     --       208.8
   Special revenue and
     special assessment
     obligations.........     383.0   52.7      --      (0.2)     --       435.5
   Industrial and
     miscellaneous.......   7,264.2  647.2      --     (23.0)     --     7,888.4
   Residential
     mortgage-backed.....   1,093.7   76.9     1.0      (2.7)     --     1,168.9
   Commercial
     mortgage-backed.....     927.5   23.7     0.7      (8.1)     --       943.8
   Other asset-backed
     structured
     securities..........     469.9    3.4      --      (0.9)     --       472.4
   Hybrids...............      94.9    9.4     1.1      (0.9)     --       104.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,278.2  973.2     2.8     (37.4)     --    12,216.8
Preferred and common
  stocks -- nonaffiliates      62.6    2.6      --        --      --        65.2
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,340.8 $975.8    $2.8   $ (37.4)  $  --   $12,282.0
                          =========  ======    ====  =======   =====   =========

   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no significant unrealized losses on bonds with a NAIC designation of six where carrying value equals fair value as of December 31, 2018 and 2017.

   As of December 31, 2018, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2018
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   182.7    $   183.8
      Due after one year through five years....     1,516.2      1,535.6
      Due after five years through ten years...     2,052.8      2,042.9
      Due after ten years......................     5,370.1      5,531.1
                                                  ---------    ---------
         Subtotals.............................     9,121.8      9,293.4
      Residential mortgage-backed..............       847.9        898.4
      Commercial mortgage-backed...............       820.8        810.9
      Other asset-backed structured securities.       538.5        536.7
                                                  ---------    ---------
         Totals................................   $11,329.0    $11,539.4
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, approximately 68.9% and 64.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2018 and 2017, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

   The credit quality mix of the bond portfolio as of December 31, 2018 and 2017 was as follows. The quality ratings represent NAIC designations.

                                            2018              2017
                                      ----------------  ----------------
                                      Carrying          Carrying
                                       value    Percent  value    Percent
                                      --------- ------- --------- -------
       Class 1 -- highest quality.... $ 6,043.3   53.3% $ 6,696.4   59.4%
       Class 2 -- high quality.......   4,816.3   42.5    4,068.4   36.1
       Class 3 -- medium quality.....     428.2    3.8      463.1    4.1
       Class 4 -- low quality........      40.0    0.4       49.1    0.4
       Class 5 -- lower quality......       1.0     --        1.0     --
       Class 6 -- in or near default.       0.2     --        0.2     --
                                      ---------  -----  ---------  -----
          Totals..................... $11,329.0  100.0% $11,278.2  100.0%
                                      =========  =====  =========  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC ("S&P") or Moody's Investors Service, Inc. ("Moody's"), are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2018 and 2017.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2018 and 2017 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2018, 2017 and 2016:

                           GLICNY     JLIC   Rivermont RLIC VI  RLIC VII RLIC VIII RLIC IX RLIC X
                          --------  -------- --------- -------  -------- --------- ------- ------
2018
Total admitted assets.... $7,664.4   $128.3   $606.8   $ 270.0   $156.7   $333.6   $255.7  $246.6
Total liabilities........  7,430.6     67.7    486.5     252.6    141.7    302.9    241.7   227.3
Total capital and surplus    233.8     60.6    120.3      17.4     15.0     30.7     14.0    19.3
Net income (loss)........    (56.0)     4.9     (1.3)    547.9     (0.7)    (2.8)   528.8   447.8

2017
Total admitted assets.... $7,985.9   $128.7   $594.3   $ 863.9   $169.4   $321.8   $822.9  $703.0
Total liabilities........  7,697.5     68.8    471.7     831.8    151.7    290.2    809.0   676.1
Total capital and surplus    288.4     59.9    122.6      32.1     17.7     31.6     13.9    26.9
Net income (loss)........   (168.1)    (0.6)    (8.1)    (10.1)    13.8      8.0      4.6   (44.1)

2016
Total admitted assets.... $8,495.5   $125.5   $569.4   $ 856.6   $184.9   $309.6   $832.8  $617.5
Total liabilities........  8,014.3     65.0    440.7     810.8    177.2    280.0    811.5   576.5
Total capital and surplus    481.2     60.5    128.7      45.8      7.7     29.6     21.3    41.0
Net income (loss)........    (19.9)    25.1    (12.2)   (182.2)   (56.6)   (91.7)     3.3   (63.7)

                           RLIC*    RLIC II* RLIC IV**
                          --------  -------- ---------
2016
Total admitted assets.... $     --   $   --   $   --
Total liabilities........       --       --       --
Total capital and surplus       --       --       --
Net income (loss)........    983.1    790.6     55.4

--------
*  Net income prior to dissolution on April 11, 2016.
** Net income prior to dissolution on December 1, 2016.

   As of December 31, 2018 and 2017, the Company's investment in Rivermont was zero as the entity had an unassigned deficit (excluding surplus notes outstanding). Rivermont has no permitted practices. See Note 8 for additional information.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   RLIC VII and RLIC VIII were granted a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserves held by RLIC VII and RLIC VIII flows through special surplus funds, rather than through RLIC VII and RL VIII's unassigned deficit. As of December 31, 2018 and 2017, the Company carried its investments in RLIC VII and RLIC VIII at zero as these entities had an unassigned deficit, excluding the special surplus funds.

   Effective June 1, 2018, RLIC VI was granted a permitted practice by the Delaware Department pursuant to carry its reserves on a U.S. GAAP basis, pursuant to Title 18, Section 6907 and 6962 of the Delaware Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI will flow through special surplus funds, rather than through RLIC VI's unassigned deficit. Prior to June 1, 2018, RLIC VI had been granted a permitted practice to record an excess of loss ("XOL") reinsurance agreement with The Canada Life Assurance Company ("Canada Life") and the Company as a gross admitted asset (the "RLIC VI XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC VI's statutory surplus. The RLIC VI XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Delaware Department), or $600.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC VI was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP
No. 101 related to the RLIC VI XOL Coverage Amount. Effective June 1, 2018, RLIC VI withdrew this permitted practice and no longer recognizes the RLIC VI XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC VI at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC IX was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC IX will flow through special surplus funds, rather than through RLIC IX's unassigned deficit. Prior to January 1, 2018, RLIC IX had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset (the "RLIC IX XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC IX's statutory surplus. The RLIC IX XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $620.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC IX was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC IX XOL Coverage Amount. Effective January 1, 2018, RLIC IX withdrew this permitted practice and no longer recognizes the RLIC IX XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC IX at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC X was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC X will flow through special surplus funds, rather than through RLIC X's unassigned deficit. Prior to January 1, 2018, RLIC X had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Hannover Life Reassurance Company of America ("Hannover") as a gross admitted asset (the "RLIC X XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC X's statutory surplus. The RLIC X XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $900.0 minus the balance of any unreimbursed payments previously made by Hannover under this XOL reinsurance agreement. RLIC X was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC X XOL Coverage Amount. Effective January 1, 2018,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC X withdrew this permitted practice and no longer recognizes the RLIC X XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC X at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock affiliates. As of December 31, 2018 and 2017, the Company's investment in Newco was $39.2 and $37.2, respectively, of which $3.8 and $4.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97. The amount amortized for the years ended December 31, 2018, 2017 and 2016 was $1.0 in each year.

   As of December 31, 2018 and 2017, the Company also had an investment of $4.3 and $5.3, respectively, in a downstream noninsurance holding company, GNWLAAC RE, included in other invested assets. GNWLAAC RE is audited and fully admitted at U.S. GAAP equity.

  (c) Mortgage Loans

   As of December 31, 2018 and 2017, the Company's mortgage loan portfolio consisted of 445 and 461, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for mortgage loans during 2018 were 5.8% and 4.1%, respectively. All of the mortgage loans were current as of December 31, 2018 and 2017.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2018 and 2017:

                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  680.4    36.4%   $  637.6    35.9%
      Industrial.................    534.6    28.6       505.9    28.5
      Office.....................    438.1    23.5       411.7    23.2
      Apartments.................    119.7     6.4       120.6     6.8
      Mixed use..................     50.6     2.7        54.4     3.1
      Other......................     43.8     2.4        45.2     2.5
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  491.6    26.3%   $  478.0    26.9%
      Pacific....................    452.3    24.2       453.7    25.6
      Middle Atlantic............    214.4    11.5       200.3    11.3
      West North Central.........    186.6    10.0       181.4    10.2
      East North Central.........    149.1     8.0       143.8     8.1
      Mountain...................    133.3     7.1        97.4     5.5
      West South Central.........     89.5     4.8        76.2     4.3
      East South Central.........     85.1     4.6        87.6     4.9
      New England................     65.3     3.5        57.0     3.2
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2018 and 2017. The Company had no impaired loans as of December 31, 2018 and 2017.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

                                     2018                        2017
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,867.2  $1,867.2   $ --   $1,775.4  $1,775.4
Interest reduced
   Recorded investment...  $ --   $     --  $     --   $ --   $    1.8  $    1.8
   Number of loans.......    --         --        --     --          2         2
   Percent reduced.......   -- %       -- %      -- %   -- %       0.9%      0.9%
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $   29.3  $   29.3   $ --   $   29.6  $   29.6

   As of December 31, 2018 and 2017, the Company held no farm, mezzanine or residential mortgage loans.

   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   During the years ended December 31, 2018, 2017 and 2016, the Company originated $7.8, $43.4 and $32.0, respectively, in mortgage loans secured by real estate in California. As of December 31, 2018 and 2017, the Company held $286.5 and $301.9, respectively, of mortgages secured by real estate in California, which was 15.3% and 17.0%, respectively, of its total mortgage portfolio.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2018 and 2017:

                                    2018 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $241.3  $171.8  $267.3   $  --     $ --    $  680.4
Industrial...............  249.6    87.8   183.1    14.1       --       534.6
Office...................  107.0   174.4   156.7      --       --       438.1
Apartments...............   56.4    22.1    36.4     4.8       --       119.7
Mixed use................   24.2     7.6    18.8      --       --        50.6
Other....................    7.3    20.2    16.3      --       --        43.8
                          ------  ------  ------   -----     ----    --------
   Total................. $685.8  $483.9  $678.6   $18.9     $ --    $1,867.2
                          ======  ======  ======   =====     ====    ========
Percent of total.........   36.8%   25.9%   36.3%    1.0%     -- %      100.0%
                          ======  ======  ======   =====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    2.6     2.5     1.6     1.5       --         2.2
                          ======  ======  ======   =====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                    2017 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $292.8  $124.1  $220.7    $ --     $ --    $  637.6
Industrial...............  244.3    90.2   169.3     2.1       --       505.9
Office...................  192.8    62.3   156.6      --       --       411.7
Apartments...............   78.1    26.8    10.8     4.9       --       120.6
Mixed use................   27.8    19.7     6.9      --       --        54.4
Other....................   24.4    15.7     5.1      --       --        45.2
                          ------  ------  ------    ----     ----    --------
   Total................. $860.2  $338.8  $569.4    $7.0     $ --    $1,775.4
                          ======  ======  ======    ====     ====    ========
Percent of total.........   48.4%   19.1%   32.1%    0.4%     -- %      100.0%
                          ======  ======  ======    ====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    3.3     1.8     1.6     1.1       --         2.5
                          ======  ======  ======    ====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2018 and 2017:

                                  2018 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.0     $ 38.7      $146.4      $285.7       $203.6    $  680.4
Industrial...............     3.7       29.2        65.8       197.3        238.6       534.6
Office...................    16.9       19.2        35.6       230.5        135.9       438.1
Apartments...............      --       16.9        25.1        25.5         52.2       119.7
Mixed use................     0.2         --         2.9        24.3         23.2        50.6
Other....................    11.3        0.3        16.3         9.2          6.7        43.8
                            -----     ------      ------      ------       ------    --------
   Total.................   $38.1     $104.3      $292.1      $772.5       $660.2    $1,867.2
                            =====     ======      ======      ======       ======    ========
Percent of total.........     2.0%       5.6%       15.6%       41.4%        35.4%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    51.3%      61.9%       62.6%       59.0%        42.9%       53.9%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                  2017 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 7.9     $ 60.2      $109.6      $222.0       $237.9    $  637.6
Industrial...............     3.6       17.7        69.3       205.6        209.7       505.9
Office...................    15.5        9.7        50.4        94.1        242.0       411.7
Apartments...............      --        7.7        24.3        31.2         57.4       120.6
Mixed use................     0.4        1.1          --        27.1         25.8        54.4
Other....................      --       12.0          --        13.7         19.5        45.2
                            -----     ------      ------      ------       ------    --------
   Total.................   $27.4     $108.4      $253.6      $593.7       $792.3    $1,775.4
                            =====     ======      ======      ======       ======    ========
Percent of total.........     1.5%       6.1%       14.3%       33.5%        44.6%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    52.1%      57.6%       59.2%       56.9%        37.0%       48.3%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company did not have any floating rate mortgage loans.

  Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2018:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        6               15
     Centerline Georgia Investor VII, LLC.        4               15
     CCL Missouri Investor III, LLC.......       --               15
     CCL Missouri Investor V, LLC.........       --               15
     Savannah Tax Credit Fund, LLC........       --               15
     WNC Hawaii Tax Credits 36, LP........       --               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2018, 2017 and 2016 were as follows:

         Fund name                              State   2018 2017 2016
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia   0.2  0.4  0.4
         CCL Missouri Investor III, LLC....... Missouri  0.1  0.4  0.5
         CCL Missouri Investor V, LLC......... Missouri  0.1  0.2  0.2
         Savannah Tax Credit Fund, LLC........ Georgia   0.1  0.1  0.1
         WNC Hawaii Tax Credit 36, LP......... Hawaii     --  0.1  0.1
                                                        ---- ---- ----
         Total................................          $0.7 $1.4 $1.5
                                                        ==== ==== ====

   The balance of the investment recognized was as follows:

                Fund name                             2018 2017
                ---------                             ---- ----
                Alliant EWA Villages II Hawaii, LLC.. $0.6 $0.6
                Centerline Georgia Investor VII, LLC.   --  0.1
                CCL Missouri Investor III, LLC.......   --   --
                CCL Missouri Investor V, LLC.........   --   --
                Savannah Tax Credit Fund, LLC........   --   --
                WNC Hawaii Tax Credits 36, LP........   --   --
                                                      ---- ----
                Total................................ $0.6 $0.7
                                                      ==== ====

   As of December 31, 2018, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2018, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the year ended December 31, 2018 as follows:

            Description                         Amount of impairment
            -----------                         --------------------
            Alinda Infrastructure Fund I, L.P..         $0.1

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses interest rate swaps to reduce risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

   The Company uses over-the-counter equity return swaps to hedge the risk embedded in the Company's annuity liabilities. Under equity return swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between equity index returns and interest amounts calculated by reference to an agreed upon notional principal amount.

   The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the ISDA. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. The Company's maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company had no credit default swaps where it sold protection on single name reference entities as of December 31, 2018 as each of the credit default swaps in the table below matured on March 20, 2018. The following table sets forth credit default swaps where the Company sold protection on single name reference entities and the carrying value as of December 31, 2017:

                                                            2017
                                              ---------------------------------
 Reference entity credit rating and maturity  Notional value Assets Liabilities
 -------------------------------------------  -------------- ------ -----------
   A Matures in less than one year...........     $ 5.0       $--       $--
   BBB Matures in less than one year.........       5.0        --        --
                                                  -----       ---       ---
   Total single name credit default swaps....     $10.0       $--       $--
                                                  =====       ===       ===

  Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2018, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2018 and 2017, the Company held derivative counterparty collateral with fair value of $10.1 and $29.0, respectively.

   The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2018 and 2017:

                                   2018                     2017
                          ----------------------- ------------------------
                          Carrying Fair  Notional Carrying Fair   Notional
Derivative type            value   value  value    value   value   value
---------------           -------- ----- -------- -------- -----  --------
Interest rate swap.......  $  --   $  -- $     --  $  --   $  --  $    4.9
Financial futures........     --      --  1,222.2     --      --   1,104.8
Cross currency swaps.....    0.7     1.2     19.7     --      --        --
Equity index options.....   39.0    39.0  2,628.0   79.6    79.6   2,420.3
Equity return swaps......     --      --       --   (2.0)   (2.0)     75.0
Credit default swaps.....     --      --       --     --      --      10.0
                           -----   ----- --------  -----   -----  --------
   Totals................  $39.7   $40.2 $3,869.9  $77.6   $77.6  $3,615.0
                           =====   ===== ========  =====   =====  ========

   The interest rate swaps, financial futures, equity index options, equity return swaps, and credit default swaps in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2018, 2017 and 2016.

   The Company recorded no unrealized gains or losses as of December 31, 2018 and 2017 resulting from derivatives that no longer qualify for hedge accounting.

   The futures margin account recorded as part of derivative assets was $2.6 and $3.1 as of December 31, 2018 and 2017, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

   Following the downgrades of the Company in 2017 and September 2018, the Company actively responded to any risk to the Company's derivatives portfolio arising from the right of its counterparties to terminate their derivatives transactions with the Company as a result of such downgrade. The Company negotiated with certain derivative counterparties to determine whether they would exercise their rights to terminate the transactions, agree to maintain the transactions with the Company and defer their rights to terminate them or whether they would permit the Company to move the transactions to clearing, subject to available capacity from its clearing agents. Moving forward, the Company's ability to enter into new derivatives transactions may be challenging and remains an active discussion with counterparties.

  (e) Net Investment Income

   For the years ended December 31, 2018, 2017 and 2016, the sources of net investment income of the Company were as follows:

                                              2018    2017    2016
                                             ------  ------  ------
           Bonds............................ $529.4  $534.1  $541.3
           Preferred and common stocks......    3.8    39.5    83.4
           Mortgage loans...................   87.6    84.1    85.8
           Contract loans...................   27.2    32.7    32.2
           Short-term investments...........    5.0     2.6     1.4
           Real estate......................    3.3     3.3     5.3
           Other invested assets............    6.5    10.4     6.8
           Derivative instruments...........   (5.7)  (20.3)    0.4
           Other............................    0.4     0.3     0.4
                                             ------  ------  ------
              Gross investment income.......  657.5   686.7   757.0
           Investment and interest expenses.  (17.7)  (17.5)  (15.4)
                                             ------  ------  ------
              Net investment income......... $639.8  $669.2  $741.6
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2018 and 2017 were as follows:

                                                   2018             2017
                                             ---------------- ----------------
                                             General Separate General Separate
                                             account account  account account
                                             ------- -------- ------- --------
  (1) Number of CUSIPS......................    22      --       38      --
  (2) Aggregate amount of investment income.  $2.9     $--     $4.9     $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As discussed in Note 1(u), effective January 1, 2017, the NAIC adopted modifications to SSAP No. 26R and SSAP No. 43R which clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses.

   For the years ended December 31, 2018, 2017 and 2016, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2018      2017      2016
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,614.4  $1,605.3  $1,704.2
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  121.8  $  135.8  $  165.0
   Losses on sales............................................   (152.2)   (113.9)   (255.6)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................    (30.4)     21.9     (90.6)
Impairment losses.............................................     (0.1)     (2.6)     (2.4)
                                                               --------  --------  --------
       Subtotal...............................................    (30.5)     19.3     (93.0)
Federal income tax (provision) benefit........................      1.6       2.2      (7.4)
Transfers to IMR, net of tax..................................     11.7      (8.1)     (7.5)
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $  (17.2) $   13.4  $ (107.9)
                                                               ========  ========  ========

  (f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2018, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2018, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

   The following tables present the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

                                                            2018
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................  $   43.4   $  (1.6)       3      $   64.2    $ (5.1)       3
   All other governments.....      50.1      (1.4)      13           8.2      (0.3)       2
   States, territories
     and possessions.........      20.6      (0.2)       4            --        --       --
   Special revenue and
     special assessment
     obligations.............      21.3      (0.6)       7          16.6      (0.4)       3
   Industrial and
     miscellaneous...........   3,389.4    (178.0)     646         676.8     (69.8)     129
   Residential
     mortgage-backed.........     136.9      (2.2)      23         116.8      (4.3)      25
   Commercial
     mortgage-backed.........     226.1      (6.3)      38         180.3     (12.4)      33
   Other asset-backed........     191.0      (4.0)      51          52.1      (0.6)      17
   Hybrids...................      40.6      (2.0)       5           7.8      (2.2)       1
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost....................  $4,111.7   $(194.1)     789      $1,099.9    $(88.7)     207
   20-50% below cost.........       7.7      (2.2)       1          22.9      (6.4)       6
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................      43.5      (2.2)       7            --        --       --
   20-50% below cost.........        --        --       --            --        --       --
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
Investment grade --
  fixed maturity
  securities.................  $3,804.2   $(178.9)     707      $1,078.7    $(89.8)     201
Below investment grade
  -- fixed maturity
  securities.................     315.2     (17.4)      83          44.1      (5.3)      12
Investment grade --
  equity securities..........      33.8      (1.9)       6            --        --       --
Below investment grade
  -- equity securities.......       9.7      (0.3)       1            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                        2017
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................ $ 10.5   $(0.1)        3     $ 61.3   $ (0.8)       2
   All other governments.....    8.5      --         2        4.8     (0.5)       1
   States, territories
     and possessions.........     --      --        --        4.8     (0.2)       1
   Special revenue and
     special assessment
     obligations.............   16.9    (0.1)        3        4.9     (0.1)       1
   Industrial and
     miscellaneous...........  460.8    (6.1)       91      440.5    (16.9)      77
   Residential
     mortgage-backed.........   96.1    (0.8)       24       64.7     (1.9)      15
   Commercial
     mortgage-backed.........  153.9    (1.1)       21      118.6     (7.0)      22
   Other asset-backed........   62.7    (0.7)       16       22.8     (0.2)      12
   Hybrids...................    9.1    (0.9)        1         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost.................... $818.4   $(9.8)      160     $720.6   $(27.1)     130
   20-50% below cost.........    0.1      --         1        1.8     (0.5)       1
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................     --      --        --         --       --       --
   20-50% below cost.........     --      --        --         --       --       --
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
Investment grade --
  fixed maturity
  securities................. $776.3   $(8.4)      148     $662.8   $(24.6)     119
Below investment grade
  -- fixed maturity
  securities.................   42.2    (1.4)       13       59.6     (3.0)      12
Investment grade --
  equity securities..........     --      --        --         --       --       --
Below investment grade
  -- equity securities.......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===

   The investment securities in an unrealized loss position as of December 31, 2018 consisted of 1,010 securities, accounting for unrealized losses of $293.6. Of these unrealized losses as of December 31, 2018, 92.2% were investment grade (NAIC designation 1 through 2) and 97.1% were less than 20% below cost. These unrealized losses were primarily attributable to increase in interest rates and were mostly concentrated within the Company's industrial and miscellaneous securities.

   Most of the unrealized losses related to non-structured securities pertained to securities that have been in an unrealized position for less than 12 months. In an examination of these securities, the Company considered all available evidence, including the issuers' financial condition and current industry events to develop a conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, the Company determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2018.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Expectations that the Company's investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through its normal credit surveillance process. Although the Company does not anticipate such events, it is at least reasonably possible that issuers of its investments will perform worse than current expectations. Such events may lead the Company to recognize potential future write-downs within its portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead the Company to dispose of those certain holdings and recognize the effects of any market movements in its financial statements.

   Most of the unrealized losses related to mortgage-backed and asset-backed securities pertain to securities that have been in that position for 12 months or more. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. The Company has examined the performance of the underlying collateral and expects that its investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Despite the considerable analysis and rigor employed by the Company's evaluation of mortgage-backed and asset-backed securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on the Company's holdings of mortgage-backed and asset-backed securities and potential future write-downs within its portfolio of mortgage-backed and asset-backed securities.

   While certain securities included in the preceding table were considered other-than-temporarily impaired, the Company expected to recover the new amortized cost based on its estimate of cash flows to be collected. As of December 31, 2018, the Company expects to recover its amortized cost on the securities included in the table above and does not intend to sell, or the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

   As of December 31, 2018 and 2017, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2018 and 2017:

                                                 2018
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $ 7.5        $ 7.5      $ 8.0     $ 9.9

                                                 2017
                            ----------------------------------------------
                                                              OTTI losses
                                                       Fair  recognized to
     Description            Actual cost      BACV      value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $18.4        $18.5      $19.7     $12.4

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2018 and 2017.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2018 and 2017, the fair value of loaned securities was $23.1 and $41.7, respectively, and the fair value of the collateral held was $24.0 and $43.5, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2018 and 2017, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2018 and 2017:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2018    2017
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  24.0    43.5
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  24.0    43.5
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $24.0   $43.5
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $24.0   $43.5
                                                                                  =====  =====

   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2018 and 2017:

                                          2018                      2017
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      24.0         24.0         43.5         43.5
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      24.0         24.0         43.5         43.5
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $24.0        $24.0        $43.5        $43.5
                                    =====        =====        =====        =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2018 and 2017:

                               Gross (admitted and nonadmitted) restricted                     Percentage
                              ---------------------------------------------             -----------------------
                                          2018
                              ----------------------------
                                                                                            Gross
                                         Total                                            (admitted    Admitted
                                        separate                               Total         and      restricted
                               Total    account            Total                2018    nonadmitted)   to total
                              general  restricted          from   Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total   2017   (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- ------ ---------- ---------- ------------- ----------
Collateral held under
  security lending
  agreements................. $   24.0    $--     $   24.0 $ 43.5   $(19.5)   $   24.0       0.1%        0.1%
FHLB capital stock...........     24.0     --         24.0   16.1      7.9        24.0       0.1         0.1
On deposit with states.......      7.7     --          7.7    7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............    111.8     --        111.8   60.3     51.5       111.8       0.5         0.5
   Reinsurance trust.........  1,010.4     --      1,010.4  750.3    260.1     1,010.4       4.8         4.8
   FHLB agreements...........    248.9     --        248.9   58.9    190.0       248.9       1.2         1.2
                              --------    ---     -------- ------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,426.8    $--     $1,426.8 $936.8   $490.0    $1,426.8       6.7%        6.7%
                              ========    ===     ======== ======   ======    ========       ===         ===

   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2018 and 2017:

                                           2018
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  23.5    23.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.5   $23.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                                     2018
  ----------------------------------------------------------------------------
                                                             % of liability to
  Description                                         Amount total liabilities
  -----------                                         ------ -----------------
  k.Recognized obligation to return collateral asset. $24.0         0.2%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                           2017
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  40.6    41.7         0.3        0.3
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $40.6   $41.7         0.3%       0.3%
                                                     =====   =====         ===        ===

                                      2017
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $43.5            0.3%

  (k) Working Capital Finance Investments

   As of December 31, 2018 and 2017, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2018 and 2017.

  (m) Structured Notes

   The Company did not have any structured notes as of December 31, 2018 and 2017.

  (n) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2018 and 2017:

                          Number of 5GI                Aggregate fair
                          Securities    Aggregate BACV   value
                          ------------- -------------- --------------
Investments               2018   2017    2018    2017  2018    2017
-----------               ----   ----   -----   -----  ----    ----
(1) Bonds - AC...........   1      1    $1.0    $1.0   $1.1    $1.1
(2) LB&SS - AC...........   1      1      --      --     --      --
(3) Preferred Stock - AC.  --     --      --      --     --      --
(4) Preferred Stock - FV.  --     --      --      --     --      --
                           --     --    ----    ----    ----    ----
(5) Total (1+2+3+4)......   2      2    $1.0    $1.0   $1.1    $1.1
                           ==     ==    ====    ====    ====    ====

AC - Amortized cost            FV - Fair value

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (o) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2018, 2017 and 2016.

(3)Aggregate Reserves

   As of December 31, 2018 and 2017, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                         2018               2017
                                  -----------------  -----------------
                                            Interest           Interest
Line of business                   Amount    rates    Amount    rates
----------------                  --------- -------- --------- --------
Individual life:
   Traditional................... $   576.5   4.2%   $   578.5   4.3%
   Universal.....................   5,562.7   4.4      5,731.4   4.4
   Individual
     supplementary
     contracts with life
     contingencies...............      90.8   4.4         82.9   4.4
                                  ---------          ---------
          Total
            individual
            life.................   6,230.0            6,392.8
                                  ---------          ---------
Group life.......................      20.8   4.5         21.3   4.5
                                  ---------          ---------
          Total life.............   6,250.8            6,414.1
                                  ---------          ---------
Annuities:
   Individual annuities:
       Immediate.................   1,325.4   5.9      1,437.3   5.9
       Deferred..................   2,709.5   4.1      2,863.4   4.1
       Variable..................      62.3   4.1         63.0   4.1
                                  ---------          ---------
          Total
            individual
            annuities............   4,097.2            4,363.7
                                  ---------          ---------
   Group annuities:
       Other group
         annuities...............      42.4   6.3         46.5   6.5
                                  ---------          ---------
          Total annuities........   4,139.6            4,410.2
                                  ---------          ---------
Accidental death benefits........       0.6   3.0          0.7   3.0
Disability:
   Active lives..................      12.4   4.4         13.3   4.4
   Disabled lives................      75.5   3.4         77.1   3.4
                                  ---------          ---------
          Total
            disability...........      87.9               90.4
                                  ---------          ---------
Other reserves...................   1,520.7   4.2      1,130.3   4.4
Accident and health:
   Group.........................       0.1   4.7          0.1   3.0
   Individual....................       1.2   4.6          1.4   4.8
                                  ---------          ---------
          Total accident
            and health...........       1.3                1.5
                                  ---------          ---------
          Total life,
            annuities,
            and accident
            and health
            aggregate
            reserves.............  12,000.9           12,047.2
                                  ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..........     423.3   2.7        446.8   2.7
   Other deposit-type
     funds.......................     352.6   3.7        201.0   4.8
                                  ---------          ---------
          Total
            deposit-type
            funds................     775.9              647.8
                                  ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds................ $12,776.8          $12,695.0
                                  =========          =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, or 2001 CSO tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 94 VA MGDB, 37SA, a-2012, or a-2000 tables.

   As of December 31, 2018 and 2017, the Company had $661.4 and $538.4, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2018 and 2017.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2018 and 2017, the Company had $32,592.4 and $37,955.6, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $304.0 and $311.1 as of December 31, 2018 and 2017, respectively, and are reported in aggregate reserves -- life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                  2018
                          ----------------------------------------------------
                                     Separate
                                     accounts    Separate
                           General     with      accounts              Percent
                           account  guarantees nonguaranteed   Total   of total
                          --------- ---------- ------------- --------- --------
Subject to discretionary
  withdrawal:
With market value
  adjustment............. $ 2,333.7   $18.6      $     --    $ 2,352.3   14.6%
At book value less
  current surrender
  charge of 5% or more...      58.7      --            --         58.7    0.4
At fair value............        --      --       5,171.4      5,171.4   32.1
                          ---------   -----      --------    ---------  -----
Total with market value
  adjustment or at fair
  value..................   2,392.4    18.6       5,171.4      7,582.4   47.1
At book value without
  adjustment (minimal or
  no charge or
  adjustment)............   1,287.6      --            --      1,287.6    8.0
Not subject to
  discretionary
  withdrawal.............   7,206.0      --          13.2      7,219.2   44.9
                          ---------   -----      --------    ---------  -----
Total (gross)............  10,886.0    18.6       5,184.6     16,089.2  100.0%
                                                                        =====
Reinsurance ceded........   5,879.8      --            --      5,879.8
                          ---------   -----      --------    ---------
Total (net).............. $ 5,006.2   $18.6      $5,184.6    $10,209.4
                          =========   =====      ========    =========

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 were as follows:

                                          2018           2017
                                     -------------  -------------
                                            Net of         Net of
                                     Gross  loading Gross  loading
                                     ------ ------- ------ -------
              Industrial............ $  0.2 $  0.2  $  0.2 $  0.2
              Ordinary new business.     --     --      --     --
              Ordinary renewal......  167.5  492.6   175.3  519.4
              Group life............     --   (0.1)     --   (0.1)
                                     ------ ------  ------ ------
                 Total.............. $167.7 $492.7  $175.5 $519.5
                                     ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2018 and 2017.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2018 and 2017, the Company had reserves related to these guaranteed benefits of $580.9 and $323.4, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                      December 31,
                                                                    -----------------
                                                                      2018     2017
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $1,780.8 $2,169.3
   Net amount at risk.............................................. $    2.5 $    2.2
   Average attained age of contract holders........................       75       74

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,745.2 $2,202.0
   Net amount at risk.............................................. $  196.4 $  114.2
   Average attained age of contract holders........................       75       75

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,820.3 $2,311.0
   Guaranteed annuitization benefits............................... $  969.7 $1,168.1

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2018 and 2017, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $795.9 and $584.7, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.6, $0.8 and $0.9 as of December 31, 2018, 2017 and 2016 respectively, is summarized as follows:

                                                       2018  2017   2016
                                                       ----- ----- -----
      Balance as of January 1......................... $48.0 $52.1 $49.8
      Less reinsurance reserve credit and recoverable.  47.2  51.2  47.8
                                                       ----- ----- -----
             Net balance as of January 1..............   0.8   0.9   2.0
                                                       ----- ----- -----
      Incurred related to:
         Current year.................................    --   0.1   0.3
         Prior years..................................    --   0.1  (0.3)
                                                       ----- ----- -----
             Total incurred...........................    --   0.2    --
                                                       ----- ----- -----
      Paid related to:
         Current year.................................    --    --   0.2
         Prior years..................................   0.2   0.3   0.9
                                                       ----- ----- -----
             Total paid...............................   0.2   0.3   1.1
                                                       ----- ----- -----
             Net balance as of December 31............   0.6   0.8   0.9
      Plus reinsurance reserve credit and recoverable.  42.3  47.2  51.2
                                                       ----- ----- -----
      Balance as of December 31....................... $42.9 $48.0 $52.1
                                                       ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $107.9 and $90.9 of life contract claims as of December 31, 2018 and 2017, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX
   RLIC X
   Rivermont

   For years ended December 31, 2018, 2017 and 2016, the Company made net payments for intercompany settlements of $64.2, $44.7 and $72.4, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 2.33%, 1.33% and 0.28% during the years ended December 31, 2018, 2017 and 2016, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2018 or 2017.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

   Effective July 1, 2017, the Company assumed certain annuity and corporate-owned life insurance business from GLIC in anticipation of the GLAIC unstacking. These reinsurance treaties had an adverse impact on the RBC ratio of the Company and GLIC. The Company and GLIC had anticipated that the GLAIC unstacking would be completed by December 31, 2017 and that certain capital benefits relating to the unstacking would offset the adverse impact to its RBC ratio as of December 31, 2017. With the GLAIC unstacking not being completed by the end of 2017, the Company and GLIC mutually agreed to terminate the July 1, 2017 reinsurance treaties. As of December 31, 2017, the Company had a net receivable of $29.8 from GLIC related to the termination of these treaties. The intercompany amounts were settled in cash on January 10, 2018. As discussed in
Note 1, Genworth and China Oceanwide have agreed to forgo the GLAIC unstacking and that provision was waived under the Merger Agreement. Genworth and China Oceanwide will not pursue the GLAIC unstacking for the foreseeable future.

   On December 21, 2017, the Company received $9.0 in cash from RLIC IX as a dividend payment.

   On December 14, 2017, the Company received $27.2 in cash from RLIC VI as a dividend payment.

   On December 13, 2017, the Company received $30.7 in cash from RLIC X as a return of capital.

   On June 26, 2017, the Company sold one security with a book value of $7.1 to GMIC in exchange for cash.

   In April 2017, the Company received bonds and mortgage loans from GLIC under various reinsurance transactions discussed in Note 8.

   During the year ended December 31, 2016, the Company sold 83 securities with book value of $273.1 and accrued interest of $3.0 to GLIC in exchange for cash.

   For the year ended December 31, 2016, the Company received cash from GNWLAAC RE of $3.4 as a return of capital.

   On December 9, 2016, the Company paid $4.7 in cash to RLIC VI as a capital contribution to meet minimum initial capitalization.

   On October 4, 2016, the Company received cash from RLIC IV of $0.3 as a return of capital.

   On September 29, 2016, the Company received cash from RLIC IV of $50.4 as a dividend payment and $15.2 as a return of capital prior to RLIC IV dissolution.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   On September 28, 2016, the Company received $30.0 in cash from RLIC X as a dividend payment.

   On July 15, 2016, the Company paid $174.2 in cash to Genworth Holdings as tax benefit settlement due to RLIC and RLIC II dissolution.

   During the second quarter of 2016, Special Purpose Vehicle ("SPV") 1 was unwound. In connection with the unwinding of SPV 1, the Company paid $38.9 to repurchase contract loans from SPV 1. SPV 1, 2, 3 and 5 were all dissolved on December 12, 2016.

   On April 20, 2016, the Company received cash of $35.0 and $47.0 as a return of capital from RLIC and RLIC II, respectively, which were dissolved on April 1, 2016.

   On April 15, 2016, the Company paid GNA $36.0 for a settlement related to the tax assumption agreement. The payment was recorded in paid in surplus.

   On April 8, 2016, the Company received $100.9 in cash as contributed surplus from RLIC VII.

   Effective March 21, 2016, the Company terminated its irrevocable LoCs with the Federal Home Loan Bank ("FHLB") of Atlanta ("FHLB Atlanta") for $329.0 and $225.6 held for RLIC and RLIC II, respectively.

   During 2016, the Company paid $2.2 in cash as capital contributions to RLIC
X.

   Total amounts due from or owed to affiliates as of December 31, 2018 and 2017 are included in the following balance sheet captions:

                                                                      2018   2017
                                                                     ------ ------
Assets:
   Amounts recoverable from reinsurers and funds held............... $410.8 $410.7
   Receivable from parent, subsidiaries and affiliates..............     --   30.5
   Current Federal and foreign income tax recoverable and interest
     thereon........................................................   24.9    0.8
                                                                     ------ ------
       Total assets................................................. $435.7 $442.0
                                                                     ====== ======
Liabilities:
   Current Federal income tax payable............................... $   -- $  6.6
   Payable to parent, subsidiaries and affiliates...................    4.6     --
   Other amounts payable on reinsurance.............................   28.3   29.3
                                                                     ------ ------
       Total liabilities............................................ $ 32.9 $ 35.9
                                                                     ====== ======

(6)Income Taxes

   Tax reform impact

   On December 22, 2017, President Trump signed the TCJA into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. In addition to the law's corporate income tax rate reduction, several other provisions were pertinent to the Company's financial statements and related disclosures. Prior to the TCJA, the top U.S. corporate income tax rate was 35% for corporations with taxable income greater than $10.0. The TCJA reduced the U.S. corporate income tax rate to 21% effective for taxable years beginning after December 31, 2017.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For items under the TCJA that were incomplete, but a reasonable estimate had been determined as of December 31, 2017, the Company recorded a reasonable estimate. For items for which a reasonable estimate could not be determined, the Company applied existing guidance based on the provisions of the tax laws that were in effect prior to the TCJA being enacted. Accordingly, the Company recorded reasonable estimates of the tax rate reduction impact under the TCJA for DTA and DTL as well as an insurance reserve transition adjustment in its 2017 statutory financial statements.

   As of December 31, 2017, the Company remeasured certain DTAs and DTLs based on the federal rate at which it expects them to reverse in the future, which is generally 21%. The provisional amount recorded in 2017 that related to the re-measurement of the Company's DTAs and DTLs was a tax expense of $222.0. The change in contingent tax liability related to the special tax sharing agreements was $220.3, which related to the re-measurement for the period ended December 31, 2018. The Company did not record an adjustment to this provisional amount in 2018 and the accounting for this item is complete as of December 31, 2018.

   As of December 31, 2017, the Company also recorded a provisional reclassification in DTAs and DTLs in the net amount of $65.2 related to the transition adjustment required under the TCJA with respect to life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. The Company recorded an adjustment to the provisional reclassification of $24.5 in 2018 and the accounting for this item is complete as of December 31, 2018.

  (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2018 and 2017 were as follows:

                                   2018                    2017                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $519.1   $27.1  $546.2  $544.6   $23.7  $568.3  $(25.5)  $3.4   $(22.1)
b. Statutory valuation
  allowance adjustment...      --      --      --     7.4      --     7.4    (7.4)    --     (7.4)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
c. Adjusted gross DTA
  (1a - 1b)..............   519.1    27.1   546.2   537.2    23.7   560.9   (18.1)   3.4    (14.7)
d. DTA nonadmitted.......   206.9      --   206.9   217.5      --   217.5   (10.6)    --    (10.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
e. Subtotal: net
  admitted DTA (1c - 1d).   312.2    27.1   339.3   319.7    23.7   343.4    (7.5)   3.4     (4.1)
f. DTL...................   163.3    22.7   186.0   212.6    21.0   233.6   (49.3)   1.7    (47.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
g. Net admitted
  DTA/(DTL) (1e - 1f)....  $148.9   $ 4.4  $153.3  $107.1   $ 2.7  $109.8  $ 41.8   $1.7   $ 43.5
                           ======   =====  ======  ======   =====  ======  ======   ====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


     2. Admission calculation components for SSAP No. 101 as of December 31, 2018 and 2017:

                                    2018                    2017                    Change
                           ----------------------- ----------------------- -----------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $  --  $   --  $   --   $ 4.0  $  4.0

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   150.1     XXX     XXX   176.8     XXX     XXX   (26.7)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   166.7    19.3   186.0   217.5    16.1   233.6   (50.8)    3.2   (47.6)
                            ------   -----  ------  ------   -----  ------  ------   -----  ------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $312.2   $27.1  $339.3  $319.7   $23.7  $343.4  $ (7.5)  $ 3.4  $ (4.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  ======

     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2018      2017
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      741%      787%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,090.1  $1,292.7

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2018             2017            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $519.1   $27.1   $537.2   $23.7   $(18.1)  $3.4

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%    --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $312.2   $27.1   $319.7   $23.7   $ (7.5)  $3.4

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............     2.3%     --%     0.8%     --%     1.5%    --%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2018, 2017 and 2016.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2018, 2017 and 2016.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                         2018    2017   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $(18.8) $ 51.9  $(70.7)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................  (18.8)   51.9   (70.7)
   d. Federal income tax on net capital gains (losses).   (1.6)   (2.2)    0.6
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $(20.4) $ 49.7  $(70.1)
                                                        ======  ======  ======

                                                         2017    2016   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $ 51.9  $120.4  $(68.5)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................   51.9   120.4   (68.5)
   d. Federal income tax on net capital gains (losses).   (2.2)    7.4    (9.6)
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $ 49.7  $127.8  $(78.1)
                                                        ======  ======  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2018 and 2017:

                                                                                   2018   2017  Change
                                                                                  ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses........................................... $   -- $   -- $   --
       2. Unearned premium reserve...............................................     --     --     --
       3a. Transition reserves...................................................   15.8   32.8  (17.0)
       3b. Policyholder reserves.................................................  356.1  370.9  (14.8)
       4. Investments............................................................    3.3    2.1    1.2
       5. Deferred acquisition costs.............................................  128.4  126.0    2.4
       6. Policyholder dividends accrual.........................................     --     --     --
       7. Fixed assets...........................................................    0.9    0.8    0.1
       8. Compensation and benefits accrual......................................     --     --     --
       9. Pension accrual........................................................     --     --     --
       10. Receivable-nonadmitted................................................    0.1    0.1     --
       11. Net operating loss carry forward......................................   13.9    7.4    6.5
       12. Tax credit carry forward..............................................    0.4    1.6   (1.2)
       13. Other (including items less than 5% of total ordinary tax assets).....    0.2    2.9   (2.7)
                                                                                  ------ ------ ------
       99. Subtotal ordinary.....................................................  519.1  544.6  (25.5)
   B. Statutory valuation allowance adjustment...................................     --    7.4   (7.4)
   C. Nonadmitted DTA............................................................  206.9  217.5  (10.6)
                                                                                  ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C).....................................  312.2  319.7   (7.5)
   E. Capital....................................................................                   --
       1. Investments............................................................   27.1   23.7    3.4
       2. Net capital loss carry forward.........................................     --     --     --
       3. Real estate............................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax assets)......     --     --     --
                                                                                  ------ ------ ------
       99. Subtotal capital......................................................   27.1   23.7    3.4
   F. Statutory valuation allowance adjustment...................................     --     --     --
   G. Nonadmitted DTA............................................................     --     --     --
                                                                                  ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)......................................   27.1   23.7    3.4
                                                                                  ------ ------ ------
   I. Admitted DTA (2D + 2H)..................................................... $339.3 $343.4 $ (4.1)
                                                                                  ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                       2018   2017  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $  8.3 $  9.4 $ (1.1)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....  103.5  105.2   (1.7)
            4(a). Transition reserves................   51.5   98.0  (46.5)
            4(b). Policyholder reserves..............     --     --     --
            5. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal ordinary....................  163.3  212.6  (49.3)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................   22.7   21.0    1.7
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................   22.7   21.0    1.7
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  186.0  233.6  (47.6)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $153.3 $109.8 $ 43.5
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2018, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                 December 31,
                                                                 -------------
                                                                  2018   2017  Change
                                                                 ------ ------ ------
Total gross DTA................................................. $546.2 $568.3 $(22.1)
Statutory valuation allowance adjustment........................     --    7.4   (7.4)
                                                                 ------ ------ ------
Adjusted gross DTAs.............................................  546.2  560.9  (14.7)
Total gross DTL.................................................  186.0  233.6  (47.6)
                                                                 ------ ------ ------
Net DTA (DTL)................................................... $360.2 $327.3   32.9
                                                                 ====== ======
Deferred tax on change in net unrealized capital gains (losses).                  1.1
                                                                               ------
Change in net deferred income tax...............................               $ 34.0
                                                                               ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2018, 2017 and 2016:

                                                                        2018    2017    2016
                                                                       ------  ------  ------
Provision computed at statutory tax rate.............................. $(50.7) $  9.0  $(58.1)
Benefit of dividends..................................................   (2.8)  (19.7)  (36.6)
Other nondeductible expenses..........................................     --      --     0.1
Change in tax contingency reserve.....................................    0.4     3.0      --
Statutory amortization of IMR.........................................     --    (1.2)    6.7
Foreign taxes.........................................................     --    (0.1)   (0.1)
Current year change in nonadmitted assets.............................    0.5     1.9     2.1
Deferred reinsurance gains............................................    8.4   (13.8)   24.1
Statutory DTA valuation allowance adjustment..........................   (7.4)   (5.9)     --
Adjustments to prior year taxes.......................................   (2.7)    7.5    (8.5)
TCJA rate reduction impact............................................     --   222.0      --
Other adjustments.....................................................   (0.1)  (24.9)  407.6
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======
Federal and foreign income tax incurred............................... $(20.4) $ 49.7  $127.8
Change in net deferred income taxes (without change in net unrealized
  capital gains (losses)).............................................  (34.0)  128.1   209.5
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2018, the Company has operating loss carryforwards that will not expire, as follows:

                   Origination year Amount without expiration
                   ---------------- -------------------------
                         2018                 $66.1

   As of December 31, 2018, the Company has tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year Amount Expires after
                     ---------------- ------ -------------
                           2014        $0.2      2024
                           2015         0.2      2025

   As of December 31, 2018, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year Capital Ordinary
                           -------- ------- --------
                             2016    $7.6     $--

   The Company has no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2018:

                        ASI
                        Capital Brokerage Corporation
                        Genworth
                        Genworth Annuity Service
                          Corporation
                        Genworth Financial Agency, Inc.
                        Genworth Financial Assurance
                          Corporation
                        Genworth Financial Services, Inc.
                        Genworth Holdings
                        Genworth Insurance Company
                        GLIC
                        GLICNY
                        Genworth Mortgage Holdings, LLC
                        Genworth Mortgage Holdings, Inc.
                        GMIC
                        Genworth Mortgage Insurance
                          Corporation of North Carolina
                        Genworth Mortgage Reinsurance
                          Corporation
                        Genworth Mortgage Services, LLC
                        GNA
                        HGI Annuity Service Corporation
                        JLIC
                        Mayflower Assignment Corporation
                        Monument Lane IC 1, Inc.
                        Monument Lane IC 2, Inc.
                        Monument Lane PCC, Inc.
                        Newco
                        National Eldercare Referral
                          System, LLC
                        Rivermont
                        RLIC VI
                        RLIC VII
                        RLIC VIII
                        RLIC IX
                        RLIC X
                        River Lake Insurance Company XI
                        Sponsored Captive Re, Inc.
                        United Pacific Structured
                          Settlement Company

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2018, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $2.4 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.4 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, are also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocates the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company will repay such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont will record a current tax benefit and receive tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. Additionally, under this special tax sharing agreement, the Company is required to provide certain amounts of capital or a letter of credit to Rivermont upon the event that the Company or Genworth Holdings is downgraded below certain S&P and Moody's ratings levels. The Company secured an irrevocable Letter of Credit ("LoC") from FHLB Atlanta for $28.2 in favor of Rivermont to meet its obligations under these provisions. The LoC automatically renews annually through May 7, 2019, unless notice of termination is provided by the issuer of the LoC at least 60 days prior to the then applicable expiration date.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC IX and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed capital contributions to RLIC VI, RLIC IX and RLIC X. The tax payments received by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed dividends from RLIC VI, RLIC IX and RLIC X. During 2018, the Company recorded tax payables and an increase in common stock of affiliates of $22.5, $33.9 and $44.9 to RLIC VI, RLIC IX and RLIC X, respectively, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC IX and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC IX and RLIC X continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC IX and RLIC X. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC IX and RLIC X and also absent tax planning strategies implemented by GLIC in 2018 with respect to the calculation of GLIC's tax reserves. During 2018, the Company recorded an increase to current tax receivable and an increase to unassigned surplus of $103.2 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company through December 31, 2018 relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC IX, and RLIC X and the Special Tax Allocation Agreement with Genworth was $417.4 and $330.4 as of December 31, 2018 and 2017, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2014. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   The total amount of unrecognized tax benefits was $7.2, $6.7 and $3.8 as of December 31, 2018, 2017 and 2016, respectively, of which $7.2, $6.7 and $3.8, respectively, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2018 and 2017, the Company accrued no interest or no penalties. The Company had no interest liability balance, and no penalty balances as of December 31, 2018 and 2017.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2019.

  (h) Repatriation Transition Tax

   The Company had no Repatriation Transition Tax owed under the TCJA as of December 31, 2018.

  (i) Alternative Minimum Tax Credit

   The Company had no Alternative Minimum Tax Credit recognized as a current year recoverable or DTA as of December 31, 2018.

  (j) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                                            2018
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        New Market.................................  FL     $0.7    $0.7
                        New Market.................................  KY      0.1     0.1
                        New Market.................................  MS      0.5     0.5
                        New Market.................................  NE      0.3     0.3
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.3     1.3
                                                                            ----    ----
                           Total...................................         $3.3    $3.3
                                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        Mills Credit...............................  SC     $0.1    $0.1
                        New Market.................................  FL      0.7     0.7
                        New Market.................................  KY      0.3     0.3
                        New Market.................................  MS      0.4     0.4
                        New Market.................................  NE      0.2     0.2
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.0     1.0
                                                                            ----    ----
                           Total...................................         $3.1    $3.1
                                                                            ====    ====

   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2018 and 2017.

   The state tax credits admitted and nonadmitted were as follows:

                                    2018                 2017
                            -------------------- --------------------
                             Total      Total     Total      Total
                            admitted nonadmitted admitted nonadmitted
                            -------- ----------- -------- -----------
          Transferable.....   $ --       $--       $ --       $--
          Non-transferable.    3.3        --        3.1        --
                              ----       ---       ----       ---
             Total.........   $3.3       $--       $3.1       $--
                              ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial position of the Company.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The Plaintiff is alleging unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enforce in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file our counterclaim, which alleges that Plaintiff breached the prior settlement agreement by filing its current action. A hearing on the Company's motion to enjoin and motion for leave to file its counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, the Plaintiff is enjoined from pursuing COI class action in the Eastern District of Virginia. On March 29, 2019, the Plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its Notice of Cross-Appeal in the Middle District of Georgia, notifying the court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for the Plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. The Company intends to continue to vigorously defend this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern district of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. The Company intends to vigorously defend the dismissal of the action.

   The Company and its affiliates have been subject to a number of industry wide regulatory investigations concerning unclaimed property practices and escheatment practices. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which the Company is a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia treasurer's office appealed that dismissal and in June 2015 the West Virginia Supreme court reversed the dismissal and remanded the case back to the trial court to, among other things, permit the Treasurer to examine insurers for compliance with unclaimed property laws. The Company and GLIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post-remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Also, the Company is currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine the Company. On November 16, 2017, the Company notified Delaware of its intention to convert the audit to a review under the Secretary of State Unclaimed Property Voluntary Disclosure Agreement Program. Delaware authorized this conversion request on December 5, 2017. The Company continues to cooperate with respect to these reviews, exams and investigations as appropriate.

   As of December 31, 2018, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.3 and $7.7, respectively, and a related premium tax benefit asset of $7.4 and $8.0, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2018 and 2017:

                                                                        2018 2017
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $8.0 $6.9
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.6
       Other adjustment................................................  0.1   --
       True up adjustment..............................................  0.5   --
   Increases current year:
       Cash payment adjustment.........................................  0.5  0.9
       True up adjustment..............................................   --  0.8
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $8.0
                                                                        ==== ====

   The following tables provide information about the Company's undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency as of December 31, 2018 and 2017:

                                            2018
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.4          --          0.4         --
                                                   ----         ---         ----        ---
Total.........................................     $0.8         $--         $0.6        $--
                                                   ====         ===         ====        ===

                                            2017
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.3          --          0.2         --
                                                   ----         ---         ----        ---
Total.........................................     $0.7         $--         $0.4        $--
                                                   ====         ===         ====        ===

   In 2009, the Pennsylvania Insurance Commissioner (the "Commissioner") placed long-term care insurer Penn Treaty Network Company America Insurance Company and one of its subsidiaries, American Network Insurance Company (collectively, "Penn Treaty") in rehabilitation, an intermediate action before insolvency, and subsequently petitioned a state court to convert the rehabilitation into a liquidation. On November 9, 2016, the state court held a hearing on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

Commissioner's petition to convert the rehabilitation into liquidation with no objections. On March 1, 2017, the Pennsylvania Commonwealth court approved petitions to liquidate Penn Treaty due to financial difficulties that could not be resolved through rehabilitation. As a result, the Company accrued guaranty fund liabilities of $0.9 in 2017 related to Penn Treaty. The Company recorded a pre-tax impact of $0.3, net of premium tax credits, in 2017 related to Penn Treaty. The amounts shown in the charts above in the guaranty fund assessments column represent the assessments paid to guaranty associations and the amounts shown in the related assets column are the premium tax credit available.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $239.2 as of December 31, 2018. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2018, the Company had future commitments of $5.5 on its investments in limited partnerships, $4.1 in commercial mortgage loans and $6.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies, first mortgage loans and mezzanine debt.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. As of December 31, 2018, all third-party reinsurers maintained an A.M. Best Company, Inc. ("A.M. Best") rating of "B+" or better or provide collateral as security, except Scottish Re US Inc. ("Scottish Re"), which is not rated and does not provide collateral. Total ceded reserves to Scottish Re were $24.7 as of December 31, 2018. In March 2019, A.M. Best withdrew its ratings of Union Fidelity Life Insurance Company ("UFLIC"), one of the Company's significant reinsurers as discussed below, and Employers Reassurance Corporation at the request of those companies. The Company does not expect any impact from this action and will continue to take reserve credit for reinsurance with these companies. In addition, UFLIC has a trust and guarantee from its parent as further discussed below.

   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2018, 2017 and 2016 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2018       2017       2016       2018       2017       2016
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,226.6  $ 1,295.6  $ 1,464.2  $ 2,251.4  $ 2,212.2  $ 2,135.6
   Assumed.     299.0      350.5      350.8      261.3      241.9      219.4
   Ceded...  (1,519.2)  (1,125.4)  (4,171.6)  (1,689.7)  (1,575.8)  (1,504.9)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $     6.4  $   520.7  $(2,356.6) $   823.0  $   878.3  $   850.1
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2018 and 2017 related to these treaties were as follows:

                                                   2018     2017
                                                 -------- --------
              Universal Life Insurance Business
              Rivermont......................... $  441.2 $  425.6
              JLIC..............................     60.8     58.5

              Term Life Insurance Business
              RLIC VI........................... $  808.0 $  810.6
              RLIC VII..........................    577.7    633.8
              RLIC VIII.........................  1,038.1  1,012.0
              RLIC IX...........................    773.0    796.4
              RLIC X............................    744.4    661.0

  Rivermont

   On October 24, 2006, the Company entered into an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and January 1, 2001 through June 30, 2006.

   On October 24, 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company in the fourth quarter of 2006. Assets are held in a trust to the benefit of the Company as collateral.

   Genworth has entered into a liquidity commitment agreement with Rivermont and the capital market trusts that hold the surplus notes issued by Rivermont. The liquidity commitment agreement maintains that Genworth will, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Genworth Holdings has entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings has guaranteed that Rivermont will receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty is to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provides Rivermont with the required liability payments in the event that there is a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment is remote and only occurs if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco Assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The value of the limited guaranty was $2.1 and $4.3 as of December 31, 2018 and 2017, respectively.

   On October 24, 2006, the Company entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligates the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont.

  JLIC

   The Company has reinsurance agreements whereby it cedes universal life and term life insurance policies to JLIC.

   Effective January 1, 2016, the Company recaptured a 10% quota share for certain term life insurance policies, issued between January 1, 2001 and January 31, 2001, from JLIC with $57.3 in statutory reserves, receiving a recapture payment of $9.5 as consideration.

  RLIC VI

   Effective November 1, 2013, the Company entered into a coinsurance with funds withheld agreement with RLIC VI to cede term life insurance business to RLIC VI. RLIC VI simultaneously entered into a monthly renewable term ("MRT") reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. At the same time, RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   Effective September 1, 2016, the Company amended and restated the existing coinsurance with funds withheld agreement with RLIC VI, the existing XOL reinsurance agreement treaty with Canada Life and RLIC VI, and the existing MRT reinsurance agreement with GLIC and RLIC VI to include substantially all of the term life insurance business recaptured from Brookfield Life and Annuity Insurance Company ("BLAIC"). As a result of this amendment, the Company ceded $229.9 of initial premiums, with an initial allowance of $165.5 to RLIC VI. The net consideration of $64.4 was withheld and recorded as funds withheld.

   Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC VI, as well as the XOL between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   During 2018 and 2017, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.4 and $0.2 at the beginning of the period of recapture for the years ended December 31, 2018 and 2017, respectively.

  RLIC VII

   On April 7, 2009, the Company and RLIC VII entered into an indemnity coinsurance agreement, effective January 1, 2009, to cede certain term life insurance business issued by the Company in 2002. Effective December 2, 2010, the reinsurance treaty with RLIC VII was amended to change the mode of reinsurance from coinsurance to a combination of coinsurance and coinsurance with funds withheld.

   RLIC VII collateralized its obligations under the reinsurance agreement through a combination of funds withheld, an unconditional trust and LoCs. The LoCs had a face amount of $639.0 and were issued by Goldman Sachs Bank USA for the benefit of the Company to collateralize non-economic reserves. The LoCs did not meet the requirements of an unconditional LoC under Virginia's credit for reinsurance requirements. However, the Virginia Bureau approved the LoCs as another form of acceptable collateral.

   On April 6, 2016, RLIC VII paid Goldman Sachs $2.0 in cash and terminated both LoCs.

   Effective April 1, 2016, the Company recaptured all previously ceded term life insurance business from RLIC VII. In connection with the recapture, the Company paid RLIC VII a net terminal payment of $19.0. The terminal payment consisted of a $147.7 recapture payment which was recorded as ceding commission income on reinsurance ceded, a final monthly account balance payment of $1.3 which decreased net reinsurance receivable, and a $165.4 terminal reserve adjustment which decreased funds held by or deposited with reinsured companies.

   Effective April 1, 2016, the Company entered into a new coinsurance agreement with funds withheld with RLIC VII to cede effectively the same term life insurance business which the Company previously recaptured from RLIC
VII. As a result of this agreement, RLIC VII assumed $740.1 of initial premiums with an initial allowance of $562.2. The net consideration of $177.9 was withheld by the Company and deposited into a funds withheld account. RLIC VII also entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on policies assumed from the Company.

   Effective April 1, 2016, the Company also entered into an XOL reinsurance agreement with SCOR Global Life SE and RLIC VII. As per this XOL reinsurance agreement, SCOR Global Life SE will pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VII's capital and surplus, as supported by settlements under the MRT reinsurance agreement, are exhausted.

   During 2017, under the terms of the coinsurance treaty with RLIC VII, the Company recaptured term life insurance policies from RLIC VII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.6 at the beginning of the period of recapture.

  RLIC VIII

   On April 1, 2010, the Company entered into a reinsurance agreement with RLIC VIII to cede certain term life insurance business from the Company to RLIC VIII on a coinsurance with funds withheld basis for policies issued in the year 2006.

   Effective January 1, 2015, the Company recaptured previously ceded term life insurance business from RLIC VIII and entered into a new coinsurance with funds withheld agreement with RLIC VIII to cede effectively the same term life insurance business previously recaptured from RLIC VIII.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2015, RLIC VIII simultaneously entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   Effective January 1, 2015, RLIC VIII also entered into an XOL reinsurance agreement with the Company and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   During 2017, under the terms of the coinsurance treaty with RLIC VIII, the Company recaptured term life insurance policies from RLIC VIII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.1 at the beginning of the period of recapture.

  RLIC IX

   Effective October 1, 2012, the Company entered into a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. Concurrently, RLIC IX entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective October 1, 2012, RLIC IX also entered into an XOL reinsurance agreement with the Company and BLAIC, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC IX in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 1, 2016, RL IX recaptured all of the risks ceded to BLAIC and terminated the XOL reinsurance agreement.

   Effective July 1, 2016, the Company entered into a new XOL reinsurance agreement with Canada Life and RLIC IX. As per this new XOL reinsurance agreement, Canada Life will pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, are exhausted.

  RLIC X

   Effective June 20, 2014, the Company and RLIC X amended and restated their existing coinsurance agreement, effective April 1, 2013, to assume certain term life insurance business issued by the Company in 2009 and 2010. As a result of these amendments, RLIC X assumed $128.4 of initial premiums with an initial allowance of $97.6. The net consideration of $30.8 was withheld by the Company and deposited into a funds withheld account. In conjunction with the amending and restating of the coinsurance agreement, the Company, RLIC X, and Hannover also amended and restated their XOL reinsurance agreement.

   Effective April 1, 2013, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain level term life insurance business to RLIC X, which was subsequently amended and restated in 2014 to include additional term life insurance business. Effective April 1, 2013, RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective April 1, 2013, RLIC X also entered into an XOL reinsurance agreement with the Company and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

  RLIC & RLIC II

   Effective January 1, 2016, the Company recaptured all term life insurance business ceded to RLIC and RLIC II, receiving recapture payments of $175.9 and $188.3, respectively, as consideration. RLIC and RLIC II were dissolved effective April 11, 2016.

  Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC, resulting in a $100.0 ceded reserves reduction. Ceded reinsurance reserves to GLIC as of December 31, 2018 and 2017 were $1,073.2 and $1,250.2, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company, resulting in a $397.9 reduction in assumed reserves. Reserves assumed as of December 31, 2018 and 2017 were $1,333.1 and $1,247.4, respectively.

   Effective October 1, 2013, the Company entered into a Modco reinsurance agreement with GLIC to assume single premium deferred annuity business on a Modco basis. Effective July 1, 2017, GLIC recaptured this reinsurance agreement resulting in the recapture of $263.4 of modified coinsurance reserves and paid a recapture payment of $4.3 to the Company.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. As a result of this transaction, the Company paid $1.9 as initial ceding commission to GLIC. Reserves ceded as of December 31, 2018 and 2017 were $89.8 and $98.3, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC with an initial premium of $68.9 and paid a ceding commission of $48.6 to GLIC. For the net settlement, GLIC transferred bonds of $7.7, mortgage loans of $8.2 and cash of $4.4 to the Company. Reserves assumed as of December 31, 2018 and 2017 were $53.8 and $55.0, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC with an initial premium of $101.0 and paid a ceding commission of $4.9 to GLIC. For the net settlement, GLIC transferred bonds of $79.8, mortgage loans of $14.4 and cash of $0.2 to the Company resulting in a loss of $1.7. Reserves assumed as of December 31, 2018 and 2017 were $124.4 and $106.7, respectively.

   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC with an initial premium of $134.6 and paid a ceding commission of $2.8 to GLIC. For the net settlement, GLIC transferred bonds of $89.8, mortgage loans of $26.1, policy loans of $14.9 and cash of $0.3 to the Company resulting in a loss of $0.7. Reserves assumed as of December 31, 2018 and 2017 were $119.7 and $128.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  Offshore Affiliate Reinsurance Transactions

  BLAIC

   In February 2016, as part of restructuring its U.S. life insurance businesses, Genworth announced an initiative to repatriate existing reinsured business from BLAIC, its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. Effective April 1, 2016, the Company recaptured a block of universal life insurance from BLAIC. In addition, effective July 1, 2016, the Company recaptured a block of term life insurance from BLAIC and terminated a term life insurance XOL reinsurance agreement with BLAIC. The repatriation was completed through the merger of BLAIC with and into GLIC in October 2016.

   Universal Life Insurance

   The Company was a party to a reinsurance agreement to cede certain universal life insurance policies on a Modco 60% first dollar quota share basis to BLAIC. Effective April 1, 2016, the Company recaptured the universal life insurance block of policies from BLAIC resulting in recapture payment of $16.2 to BLAIC.

   Term Life Insurance

   The Company was a party to a reinsurance agreement to cede certain term life insurance between 1996 and 1999 to BLAIC on a coinsurance basis and was subject to the reserving requirements of Regulation XXX. Effective July 1, 2016, the Company recaptured all of the liabilities on the term life insurance policies ceded to BLAIC, resulting in a pre-tax reduction to the Company's capital and surplus of $215.4.

  RLIC IV

   Effective September 1, 2016, the Company recaptured all of the remaining liabilities on the term life insurance policies ceded to RLIC IV. As a result of the recapture, the Company paid recapture fees of $0.8 and recorded a net loss of $2.8. RLIC IV was dissolved on December 1, 2016.

  Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with UFLIC pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2018 and 2017 were $618.9 and $662.8, respectively, and Modco reserves established by the Company as of December 31, 2018 and 2017 for the separate accounts were $1,454.0 and $1,768.9, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2018 and 2017 were $5,329.5 and $5,464.7, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2018 and 2017 were $0.5 and $0.7, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2018, the amount of assets in the trust was $6,440.5.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2018 and 2017, ceded Modco reserves were $752.8 and $598.5, respectively. Ceded yearly renewable term reserves were $154.4 and $77.3, respectively, and ceded coinsurance reserves were $1,370.4 and $1,090.4, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7 of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede most of the term life insurance business previously recaptured from RLIC, RLIC II and JLIC, and an additional 10% quote share for certain term life insurance business assumed from GLIC. The Company ceded $2,269.2 of estimated initial reserves to Protective Life and received an estimated initial allowance of $1,880.7. In addition, Protective Life paid $62.7 as estimated initial ceding commission to the Company. The estimated initial ceded reserves, estimated initial allowance and estimated initial ceding commission were net settled with the Company making a payment of $325.8 in cash to Protective Life. During the second quarter of 2016, the Company recorded an adjustment to the initial net settlement of $0.1 to reflect actual initial ceded total reserves, actual initial economic reserves, actual initial allowance and actual ceding commission based on the inventory of ceded policies in-force as of January 1, 2016. As of December 31, 2018 and 2017, ceded reserves were $2,010.4 and $2,186.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2018, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2018.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2018, 2017 and 2016. The RBC ratio of the Company was 845% and 854% as of December 31, 2018 and 2017, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

   The Company is restricted by the Commonwealth of Virginia Insurance Code as to the amount of dividends that may be paid within a 12-consecutive-month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus as of December 31 of the previous year. As of December 31, 2018, the Company has no capacity to make a dividend payment without prior approval in 2019.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ending December 31, 2018, 2017, 2016, 2015 and 2014 were $23.3, $25.3, $34.8, $26.8 and $22.0,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $34.3, $41.2, $45.7, $49.2 and $52.7, for the past five years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

   Assets supporting the Company's separate account product contracts of $5,451.1 and $6,722.1 as of December 31, 2018 and 2017, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2018..........................    $  --         $ --        $   28.4    $   28.4
                                                       =====         ====        ========    ========
Reserves as of December 31, 2018:
   For accounts with assets at:
       Fair value..................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       -----         ----        --------    --------
       Total reserves..............................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................    $12.5         $6.1        $     --    $   18.6
       At fair value...............................       --           --         5,407.9     5,407.9
                                                       -----         ----        --------    --------
       Subtotal....................................     12.5          6.1         5,407.9     5,426.5
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                       -----         ----        --------    --------
       Total.......................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========

   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2018 was as follows:

                                                                                               2018
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  28.4
   Transfers from separate accounts.........................................................   804.8
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (776.4)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   210.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(565.6)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)Leases

   The Company has entered into various lease obligations for field offices throughout the country as well as an operating lease for office equipment. These obligations are part of the Company's normal business operations and are not material in the aggregate.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(12)FHLB Funding Agreement

    (1)The Company is a member of the FHLB Atlanta. Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2018, in the amount of $212.5, which related to total liabilities of $213.2. As of December 31, 2017, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $25.0, which related to total liabilities of $25.0. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The Company has LoCs with FHLB Atlanta in the amount of $28.2, none of which have been drawn upon as of December 31, 2018. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017:

       FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2018 and 2017:

                                                                       2018
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     24.0   24.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   24.0  $24.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                                                                       2017
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     16.1   16.1      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   16.1  $16.1    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2018 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    24.0         --         --       --        --     24.0

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2018 and 2017:

                                                                      Fair   Carrying Aggregate total
                                                                      value   value      borrowing
                                                                      ------ -------- ---------------
1. Current year total general and separate accounts total collateral
  pledged (Lines 2+3)................................................ $285.4  $248.9      $212.5
2. Current year general account total collateral pledged.............  285.4   248.9       212.5
3. Current year separate accounts total collateral pledged...........     --      --          --
                                                                      ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged................................................. $ 72.4  $ 58.9      $ 25.0

       b. Maximum amount pledged during reporting period ending December 31, 2018 and 2017:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $285.4  $248.9        $212.5
2. Current year general account maximum collateral
  pledged...................................................  285.4   248.9         212.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $ 72.4  $ 59.0        $ 25.0

    (4)Borrowing from FHLB

       a. Amount as of December 31, 2018 and 2017:

                                                   2018
        -                           -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  212.5  212.5     --      $213.2
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $212.5 $212.5    $--      $213.2
                                    ====== ======    ===      ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                    2017
         -                           ----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
         Description                 Total account accounts established
         -----------                 ----- ------- -------- -----------
         1. Debt.................... $  --  $  --    $--         XXX
         2. Funding agreements......  25.0   25.0     --       $25.0
         3. Other...................    --     --     --         XXX
                                     -----  -----    ---       -----
         4. Aggregate total (1+2+3). $25.0  $25.0    $--       $25.0
                                     =====  =====    ===       =====

       b. Maximum amount during reporting period ending December 31, 2018:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  212.5  212.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $212.5 $212.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(13)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2018 and 2017:

                                                           2018
                                        -------------------------------------------
                                                                 Net asset
                                                                   value
                                        Level 1  Level 2 Level 3   (NAV)    Total
                                        -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --     $--    $    0.2
                                        --------  -----   -----     ---    --------
          Total bonds..................       --    0.2      --      --         0.2
                                        --------  -----   -----     ---    --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
          Total common
            stock......................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds..................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
          Total cash
            equivalents................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options.......................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
          Total
            derivative
            assets.....................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
   Separate account
     assets............................  5,417.5   22.8     1.9      --     5,442.2
                                        --------  -----   -----     ---    --------
              Total
                assets................. $5,772.1  $23.0   $64.9     $--    $5,860.0
                                        ========  =====   =====     ===    ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $  --   $  --     $--    $     --
                                        --------  -----   -----     ---    --------
          Total
            derivative
            liabilities................       --     --      --      --          --
                                        --------  -----   -----     ---    --------
              Total
                liabilities............ $     --  $  --   $  --     $--    $     --
                                        ========  =====   =====     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                      2017
                                        ---------------------------------
                                        Level 1  Level 2 Level 3  Total
                                        -------- ------- ------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --  $    0.2
                                        --------  -----   -----  --------
          Total bonds..................       --    0.2      --       0.2
                                        --------  -----   -----  --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    16.1      16.1
                                        --------  -----   -----  --------
          Total common
            stock......................       --     --    16.1      16.1
                                        --------  -----   -----  --------
   Cash equivalents:
       Money market
         mutual funds..................    392.8     --      --     392.8
                                        --------  -----   -----  --------
          Total cash
            equivalents................    392.8     --      --     392.8
                                        --------  -----   -----  --------
   Derivative assets:
       Equity index
         options.......................       --     --    79.6      79.6
                                        --------  -----   -----  --------
          Total
            derivative
            assets.....................       --     --    79.6      79.6
                                        --------  -----   -----  --------
   Separate account
     assets............................  6,670.4   39.9     3.2   6,713.5
                                        --------  -----   -----  --------
              Total
                assets................. $7,063.2  $40.1   $98.9  $7,202.2
                                        ========  =====   =====  ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $ 2.0   $  --  $    2.0
                                        --------  -----   -----  --------
          Total
            derivative
            liabilities................       --    2.0      --       2.0
                                        --------  -----   -----  --------
              Total
                liabilities............ $     --  $ 2.0   $  --  $    2.0
                                        ========  =====   =====  ========

   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2018, 2017 and 2016:

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2018     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2018
-----------               ------------
Common stock.............    $24.0
Separate account assets..      1.9
Derivative assets........     39.0
                             -----
   Total assets..........    $64.9
                             =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                          --------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2017     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales   Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- -------  -----------
Common stock.............   $15.0       $--       $--      $  --      $ --      $ 1.1      $--    $    --     $  --
Separate account assets..     5.0        --        --         --        --         --       --         --      (1.8)
Derivative assets........    72.0        --        --       49.6       7.8       72.0       --     (121.8)       --
                            -----       ---       ---      -----      ----      -----      ---    -------     -----
   Total assets..........   $92.0       $--       $--      $49.6      $7.8      $73.1      $--    $(121.8)    $(1.8)
                            =====       ===       ===      =====      ====      =====      ===    =======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2017
-----------               ------------
Common stock.............    $16.1
Separate account assets..      3.2
Derivative assets........     79.6
                             -----
   Total assets..........    $98.9
                             =====

                                                                             2016
                          ---------------------------------------------------------------------------------------------
                                                             Total
                                                           gains and
                          Beginning                        (losses)    Total
                           balance                         included  gains and
                            as of    Transfers  Transfers   in net    (losses)
                          January 1,   in to      out of    income    included
Investments                  2016    Level 3(a) Level 3(b)  (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- ---------- ---------- --------- ---------- --------- --------- ------  -----------
Loan-backed and
  structured securities
  (NAIC-3-3).............   $  --       $0.2      $(0.2)     $  --     $  --      $  --      $--    $   --     $  --
Common stock.............    15.0         --         --         --        --         --       --        --        --
Separate account assets..     6.0         --         --         --      (0.2)        --       --        --      (0.8)
Derivative assets........    28.3         --         --       (3.2)     15.3       74.3       --     (43.6)      0.9
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total assets..........   $49.3       $0.2      $(0.2)     $(3.2)    $15.1      $74.3      $--    $(43.6)    $ 0.1
                            =====       ====      =====      =====     =====      =====      ===    ======     =====
Derivative liabilities...   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total liabilities.....   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            =====       ====      =====      =====     =====      =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2016
-----------               ------------
Loan-backed and
  structured securities
  (NAIC-3-3).............    $  --
Common stock.............     15.0
Separate account assets..      5.0
Derivative assets........     72.0
                             -----
   Total assets..........    $92.0
                             =====
Derivative liabilities...    $  --
                             -----
   Total liabilities.....    $  --
                             =====

--------
(a)Transferred from Level 2 to Level 3 because of lack of observable market data due to decrease in market activity for these securities or movement from amortized cost reporting to fair value.
(b)Transferred from Level 3 to Level 2 because of observable market data became available for these securities or movement from fair value reporting to amortized cost.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2018 and 2017:

                                                           2018
-                         ----------------------------------------------------------------------
                                                                                         Not
                                                                           Net asset practicable
                          Aggregate  Admitted                                value    (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------     ---------- --------- -------- --------- -------- --------- -----------
Bonds.................... $11,539.4  $11,329.0 $     -- $10,410.0 $1,129.4    $--        $--
Preferred and common
  stocks-nonaffiliates...      68.9       70.5     19.0      25.0     24.9     --         --
Separate account assets..   5,442.3    5,442.3  5,417.5      22.9      1.9     --         --
Mortgage loans...........   1,874.1    1,867.2       --        --  1,874.1     --         --
Short-term investments...       2.0        2.0       --       2.0       --     --         --
Cash equivalents.........     383.6      383.6    383.6        --       --     --         --
Other invested assets....      63.5       56.3       --      63.5       --     --         --
Securities lending
  reinvested collateral..      24.0       24.0       --      24.0       --     --         --
Derivative assets........      40.2       39.7       --       1.2     39.0     --         --
Derivative liabilities...        --         --       --        --       --     --         --

                                                      2017
-                         ------------------------------------------------------------
                                                                               Not
                                                                           practicable
                          Aggregate  Admitted                               (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    value)
---------------------     ---------- --------- -------- --------- -------- -----------
Bonds.................... $12,216.8  $11,278.2 $     -- $11,153.9 $1,062.9     $--
Preferred and common
  stocks-nonaffiliates...      65.2       62.6     31.9      16.3     17.0      --
Separate account assets..   6,713.5    6,713.5  6,670.4      39.9      3.2      --
Mortgage loans...........   1,832.6    1,775.4       --        --  1,832.6      --
Short-term investments...       9.9        9.9       --       9.9       --      --
Cash equivalents.........     392.8      392.8    392.8        --       --      --
Other invested assets....      68.5       56.3       --      68.5       --      --
Securities lending
  reinvested collateral..      43.5       43.5       --      43.5       --      --
Derivative assets........      79.6       79.6       --        --     79.6      --
Derivative liabilities...       2.0                  --       2.0       --      --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2018 and 2017, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(14)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Depending upon the terms of the underlying insurance policy, which could require a higher interest rate than the credited interest rate, the Company's credited interest rates for retained asset accounts were 0.2% during the year ended December 31, 2018 and ranged from 0.1% to 0.2% during the year ended December 31, 2017. During the year ended December 31, 2016, the Company's credited interest rates for retained asset accounts were 0.1%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's secure access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2018 and 2017:

                                                   In force
                                       ---------------------------------
                                             2018             2017
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     190   $ 31.2     183   $ 33.2
        13 to 24 months...............     159     25.4     207     25.2
        25 to 36 months...............     170     19.7     330     43.2
        37 to 48 months...............     296     33.7     416     49.5
        49 to 60 months...............     377     38.5     400     37.5
        Over 60 months................   4,120    222.3   4,080    202.3
                                         -----   ------   -----   ------
           Total......................   5,312   $370.8   5,616   $390.9
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2018, 2017 and 2016. There were no group contracts in 2018, 2017 and 2016.

                                2018              2017              2016
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   5,616   $390.9    5,927   $409.6    6,228   $436.4
Retained asset accounts
  issued/added during
  the year...............     220     46.5      204     48.1      279     56.9
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      9.7       --     10.2       --     10.8
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (19)    (0.2)     (13)      --      (16)    (0.1)
Retained asset accounts
  closed/withdrawn
  during the year........    (505)   (76.1)    (502)   (77.0)    (564)   (94.4)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   5,312   $370.8    5,616   $390.9    5,927   $409.6
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(15)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(16)Investments in Subsidiary, Controlled and Affiliates Entities

   The Company has two controlling investments in the common stock of noninsurance subsidiaries as of December 31, 2018 and 2017:

                                                                                                 NAIC reject
Description of                                                     NAIC     2018      2017    entity's valuation
SCA investment                   Admitted                Type of response   NAIC      NAIC         method,
(excluding 8.b.i          Gross   asset   Date of filing  NAIC   received valuation valuation    resubmission
entities)                 amount  amount     to NAIC     filing  (yes/no)  amount    amount   required (yes/no)
---------                 ------ -------- -------------- ------- -------- --------- --------- ------------------
ASI (VA)*................ $  --   $  --      9/6/2017     Sub-1    yes      $  --     $  --           no
Newco (VA)...............  39.2    39.2      6/5/2018     Sub-2    yes       37.2      37.3           no
                          -----   -----                                     -----     -----
Aggregate Total.......... $39.2   $39.2                                     $37.2     $37.3
                          =====   =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

   See Note 2b for information related to the permitted practices of the Company's insurance subsidiaries which are carried at zero and had no impact on the Company's surplus.

(17)Subsequent Events

   On March 6, 2019, Scottish Re, a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. It is contemplated that a plan of rehabilitation for Scottish Re, if feasible, will be filed and approved within 120 days of the Rehabilitation Order. As of March 31, 2019, the Company had a receivable of $3.1 from Scottish Re, of which $2.8 related to March 2019 activity. At this time, the Company expects to collect all amounts due from Scottish Re; however, it will continue to monitor the developments related to the rehabilitation.

   There were no other material events that occurred subsequent to December 31, 2018. Subsequent events have been considered through April 22, 2019, the date the statutory financial statements were issued.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of GE Life & Annuity Separate
           Account 4. Previously filed on April 28, 2000 with Post-Effective
           Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life Of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 13, 2002 with Post-Effective No. 4 to
           Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

    (b)    Dealer Sales Agreement. Previously filed on September 13, 2002 with
           Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-47732.

 (4)       Form of contract. Previously filed on June 21, 2002 with
           Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(a)    GE Life and Annuity Assurance Company Guarantee Account Rider.
           Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

 (4)(b)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
           Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(b)(i) Guaranteed Income Rider. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(c)(i) Payment Protection Rider. Previously filed on February 23, 2004 with
           Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii)  Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (7)(a)      Reinsurance Agreements. Previously filed on April 26, 2010 with
             Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

    (c)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company, Genworth Variable Insurance Trust and Genworth
            Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-47732.

    (f)     [Reserved.]

    (g)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (h)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-47732.

    (i)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (j)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    [Reserved.]

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Previously filed on April 26, 2018 with
           Post-Effective Amendment No. 51 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

Item 25.  Directors and Officers of the Depositor


David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Kelly L. Groh(1)          Senior Vice President
Lawrence M. Nisenson      Senior Vice President
Angela R. Simmons         Vice President and Controller
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 3,697 owners of Qualified Contracts and 3,351 owners of Non-Qualified Contracts as of March 4, 2019.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

   (c)


                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable      10%     $37.7 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2019.


                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2019
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2019
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2019
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2019
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2019
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2019
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2019
        Lance R. Berthiaume       Attorney executed on March 29, 2018.